UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.8%
	China — 52.1%
65	AAC Technologies Holdings, Inc.	608
17	Alibaba Group Holding Ltd., ADR (a)	1,414
373	BBMG Corp., Class H	137
118	CAR, Inc. (a)	121
888	CGN Power Co., Ltd., Class H (e)	263
669	China CITIC Bank Corp., Ltd., Class H	424
117	China Conch Venture Holdings Ltd.	223
1,166	China Construction Bank Corp., Class H	784
243	China Harmony New Energy Auto Holding Ltd.	137
231	China Machinery Engineering Corp., Class H	145
317	China Merchants Bank Co., Ltd., Class H	679
1,000	China Telecom Corp., Ltd., Class H	494
102	China Vanke Co., Ltd., Class H	232
123	Chongqing Changan Automobile Co., Ltd., Class B	205
573	CNOOC Ltd.	691
292	CSPC Pharmaceutical Group Ltd.	253
21	JD.com, Inc., ADR (a)	446
53	Jiangsu Hengrui Medicine Co., Ltd., Class A	346
256	KWG Property Holding Ltd.	158
113	MGM China Holdings Ltd.	164
197	Phoenix Healthcare Group Co., Ltd.	292
142	Ping An Insurance Group Co. of China Ltd., Class H	664
36	Spring Airlines Co., Ltd., Class A	267
97	Tencent Holdings Ltd.	2,350
16	Tuniu Corp., ADR (a)	143
18	Vipshop Holdings Ltd., ADR (a)	258
182	Wynn Macau Ltd.	296

		12,194

	Hong Kong — 20.8%
208	AIA Group Ltd.	1,296
38	Cafe de Coral Holdings Ltd.	128
84	Cheung Kong Property Holdings Ltd.	604
233	China Everbright International Ltd.	252
96	China Resources Gas Group Ltd.	282
173	China Taiping Insurance Holdings Co., Ltd. (a)	340
23	Hong Kong Exchanges and Clearing Ltd.	570
43	IMAX China Holding, Inc. (a) (e)	222
245	Nexteer Automotive Group Ltd.	243
33	Orient Overseas International Ltd.	115

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — continued
282	Regina Miracle International Holdings Ltd. (a) (e)	310
345	Sino Biopharmaceutical Ltd.	231
38	Wharf Holdings Ltd. (The)	263

		4,856

	Singapore — 0.7%
34	BOC Aviation Ltd. (a) (e)	160

	Taiwan — 21.2%
289	Advanced Semiconductor Engineering, Inc.	341
25	Catcher Technology Co., Ltd.	174
260	China Life Insurance Co., Ltd.	215
78	Delta Electronics, Inc.	413
514	E.Sun Financial Holding Co., Ltd.	287
19	Himax Technologies, Inc., ADR	171
5	Largan Precision Co., Ltd.	537
49	President Chain Store Corp.	398
8	Silicon Motion Technology Corp., ADR	434
71	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,981

		4,951

	Total Common Stocks (Cost $16,447)	22,161

Structured Instruments — 5.0%
	China — 5.0%
	Low Exercise Cash Settled Call Warrants — 5.0%
62	Beijing Originwater Technology Co., Ltd., expiring 07/17/17 (Strike Price $0.00) (issued through UBS AG) (a)	167
25	GoerTek, Inc., expiring 04/23/18 (Strike Price $0.00) (issued through Morgan Stanley) (a)	97
49	Hangzhou Hikvision Digital Technology Co., Ltd., expiring 09/07/18 (Strike Price $0.00) (issued through UBS AG) (a)	192
37	Hangzhou Robam Appliances Co., Ltd., expiring 12/02/16 (Strike Price $0.00) (issued through UBS AG) (a)	224
47	Han’s Laser Technology Industry Group Co., Ltd., expiring 11/06/17 (Strike Price $0.00) (issued through Morgan Stanley) (a)	159
40	Luxshare Precision Industry Co., Ltd., expiring 06/26/17 (Strike Price $0.00) (issued through UBS AG) (a)	112

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Low Exercise Cash Settled Call Warrants — continued
20	Wangsu Science & Technology Co., Ltd., expiring 10/31/18 (Strike Price $0.00) (issued through UBS AG) (a)	222

	Total Structured Instruments (Cost $1,077)	1,173

	Total Investments — 99.8% (Cost $17,524)	23,334
	Other Assets in Excess of Liabilities — 0.2%	35

	NET ASSETS — 100.0%	$23,369

Percentages indicated are based on net assets.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet Software & Services	16.1%
Semiconductors & Semiconductor Equipment	12.5
Insurance	10.8
Banks	9.3
Electronic Equipment, Instruments & Components	6.7
Real Estate Management & Development	5.4
Capital Markets	5.0
Pharmaceuticals	3.6
Hotels, Restaurants & Leisure	3.1
Internet & Catalog Retail	3.0
Oil, Gas & Consumable Fuels	3.0
Diversified Financial Services	2.4
Diversified Telecommunication Services	2.1
Food & Staples Retailing	1.7
Textiles, Apparel & Luxury Goods	1.3
Health Care Providers & Services	1.3
Gas Utilities	1.2
Airlines	1.1
Independent Power & Renewable Electricity Producers	1.1
Commercial Services & Supplies	1.1
Auto Components	1.0
Machinery	1.0
Media	1.0
Others (each less than 1.0%)	5.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,285
Aggregate gross unrealized depreciation	(475)

Net unrealized appreciation/depreciation	$5,810

Federal income tax cost of investments	$17,524

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,846	$18,488	$—	$23,334

(a)	Level 1 consists of common stocks. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers from level 1 to level 2 in the amount of approximately $471,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2016.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 39.4%
	Federal Farm Credit Bank,
1,246,000	DN, 0.180%, 08/01/16 (n)	1,246,000
	Federal Home Loan Bank,
1,200,000	DN, 0.315%, 08/16/16 (n)	1,199,880
2,030,000	DN, 0.341%, 09/09/16 (n)	2,029,340
	Federal Home Loan Mortgage Corp.,
239,000	DN, 0.200%, 08/01/16 (n)	239,000
	Federal National Mortgage Association,
30,800,000	DN, 0.260%, 09/01/16 (n)	30,792,054

	Total U.S. Government Agency Securities (Cost $35,507,197)	35,506,274

U.S. Treasury Obligations — 38.0%
	U.S. Treasury Bills,
28,000,000	0.211%, 08/04/16 (n)	27,999,692
6,302,000	0.248%, 08/11/16 (n)	6,301,736

	Total U.S. Treasury Obligations (Cost $34,301,075)	34,301,428

SHARES
Short-Term Investment — 22.3%
	Investment Company — 22.3%
20,142,235	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) ^ (Cost $20,142,235)	20,142,235

	Total Investments — 99.7% (Cost $89,950,507)	89,949,937
	Other Assets in Excess of Liabilities — 0.3%	265,458

	NET ASSETS — 100.0%	$90,215,395

Percentages indicated are based on net assets.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Futures Contracts ^

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
118	WTI Crude Oil Futures	08/19/16	USD	$4,908,800	$(974,598)
22	Natural Gas Futures	08/29/16	USD	632,720	28,923
2	Gasoline RBOB Futures	08/31/16	USD	110,830	(13,403)
3	NY Harbor ULSD Futures	08/31/16	USD	164,745	(14,036)
4	Soybean Futures	09/14/16	USD	139,960	(6,952)
81	Brent Crude Oil Futures	09/30/16	USD	3,562,380	(358,990)
2	Sugar No. 11 Futures	09/30/16	USD	42,672	487
63	Lean Hogs Futures	10/14/16	USD	1,488,060	(219,426)
59	WTI Crude Oil Futures	10/19/16	USD	2,542,310	(222,114)
107	Natural Gas Futures	10/27/16	USD	3,291,320	217,088
167	Globex RBOB Futures	10/28/16	USD	8,587,240	99,974
156	Brent Crude Oil Futures	10/31/16	USD	6,952,920	(594,097)
2	Soybean Futures	11/14/16	USD	100,300	2,294
168	Brent Crude Oil Penultimate Financial Futures	11/29/16	USD	7,571,760	(188,382)
83	Brent Crude Oil Futures	11/30/16	USD	3,740,810	(280,053)
318	WTI Crude Oil Futures	12/19/16	USD	14,154,180	(1,160,730)
6	Copper Futures	12/28/16	USD	334,650	5,959
2	Gold 100 OZ Futures	12/28/16	USD	271,500	3,135
16	Soybean Futures	01/13/17	USD	802,400	8,553
	Short Futures Outstanding
(2)	Live Cattle Futures	10/31/16	USD	(89,380)	104
(474)	WTI Crude Oil Futures	11/18/16	USD	(20,780,160)	1,907,843
(167)	Globex RBOB Futures	11/29/16	USD	(8,566,900)	(106,938)
(3)	Corn Futures	12/14/16	USD	(51,412)	14,616
(2)	Wheat Futures	12/14/16	USD	(43,575)	1,369
(168)	Crude Oil Futures	12/19/16	USD	(7,477,680)	164,313

					$(1,685,061)

Return Swaps on Commodities ^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	CBOT Soybean Meal September 2016 Futures	08/29/16	$3,087,500	$(428,115)
	CME Live Cattle October 2016 Futures	10/07/16	2,253,750	(19,235)
	CBOT Soybean November 2016 Futures	10/27/16	5,743,125	(727,390)
	CBOT Corn December 2016 Futures	11/28/16	7,186,000	(1,699,645)
	CBOT Wheat December 2016 Futures	11/28/16	2,823,563	(426,347)
	CBOT Wheat December 2016 Futures	11/28/16	981,094	(130,713)
	COMEX Gold December 2016 Futures	11/28/16	10,670,250	460,612
	COMEX Silver December 2016 Futures	11/28/16	3,924,450	674,291
	CBOT Soybean Oil January 2017 Futures	12/28/16	2,379,828	(123,204)

				$(2,419,746)

Return Swaps on Commodities Indices ^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	BBG Industrial Metals Index	10/20/16	$13,900,000	$1,169,566
	BBG Softs Index	10/20/16	7,350,000	84,739
	BBG Heat Oil Index	12/02/16	3,815,000	(494,509)
	BBG Unleaded Gasoline Index	12/02/16	3,550,000	(473,845)
	BBG Natural Gas Index	12/08/16	4,565,000	321,470

				$607,421

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
RBOB	—	Reformulated gasoline blendstock for oxygen blending
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
WTI	—	West Texas Intermediate
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
^	—	All or a portion of the position is held by the Subsidiary.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$481
Aggregate gross unrealized depreciation	(1,051)

Net unrealized appreciation/depreciation	$(570)

Federal income tax cost of investments	$89,950,507

Commodities Strategy Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 5, 2012 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of July 31, 2016, net assets of the Fund were $90,215,395 of which $20,502,659, or approximately 22.7%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,142,235	$69,807,702	$—	$89,949,937

Appreciation in Other Financial Instruments
Futures Contracts	$2,454,658	$—	$—	$2,454,658
Swaps	—	2,710,678	—	2,710,678

Total Appreciation in Other Financial Instruments	$2,454,658	$2,710,678	$—	$5,165,336

Depreciation in Other Financial Instruments
Futures Contracts	$(4,139,719)	$—	$—	$(4,139,719)
Swaps	—	(4,523,003)	—	(4,523,003)

Total Depreciation in Other Financial Instruments	$(4,139,719)	$(4,523,003)	$—	$(8,662,722)

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2016.

B. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Return Swaps on Commodities and Commodity Indices

The Fund used return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into. Return swaps on commodity indices are subject to monthly/quarterly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 56.3%
	Consumer Discretionary — 9.5%

	Auto Components — 0.4%
71,000	Calsonic Kansei Corp., (Japan)	546,212
18,426	Goodyear Tire & Rubber Co. (The)	528,274
3,708	Linamar Corp., (Canada)	147,195
3,300	Visteon Corp.	231,297

		1,452,978

	Automobiles — 0.3%
14,300	Fuji Heavy Industries Ltd., (Japan)	546,329
5,400	Harley-Davidson, Inc.	285,768

		832,097

	Diversified Consumer Services — 0.2%
11,800	H&R Block, Inc.	280,722
8,700	Houghton Mifflin Harcourt Co. (a)	147,465
8,200	Sotheby’s	265,598

		693,785

	Hotels, Restaurants & Leisure — 3.0%
5,400	Bob Evans Farms, Inc.	198,612
5,400	Brinker International, Inc.	254,556
3,046	Cracker Barrel Old Country Store, Inc.	479,471
52,636	Diamond Resorts International, Inc. (a)	1,588,555
2,000	Domino’s Pizza, Inc.	294,600
19,249	Flight Centre Travel Group Ltd., (Australia)	471,731
30,300	Hilton Worldwide Holdings, Inc.	702,657
5,300	Hyatt Hotels Corp., Class A (a)	267,332
13,333	Interval Leisure Group, Inc.	239,727
2,900	Jack in the Box, Inc.	256,331
20,600	La Quinta Holdings, Inc. (a)	254,822
4,100	Marriott Vacations Worldwide Corp.	312,830
4,639	McDonald’s Corp.	545,778
1,100	Panera Bread Co., Class A (a)	241,252
136,320	Star Entertainment Grp Ltd. (The), (Australia)	615,724
30,940	Starwood Hotels & Resorts Worldwide, Inc.	2,415,176
11,700	Yum! Brands, Inc.	1,046,214

		10,185,368

	Household Durables — 0.6%
17,146	D.R. Horton, Inc.	563,760
46,500	Haseko Corp., (Japan)	488,662
26,800	Iida Group Holdings Co., Ltd., (Japan)	530,582
17,900	KB Home	281,030

		1,864,034

	Internet & Catalog Retail — 0.1%
69,500	Groupon, Inc. (a)	334,990

SHARES	SECURITY DESCRIPTION	VALUE($)
	Leisure Products — 0.2%
25,300	Heiwa Corp., (Japan)	519,786

	Media — 2.0%
12,291	Carmike Cinemas, Inc. (a)	378,809
9,400	Discovery Communications, Inc., Class C (a)	230,676
47,216	DreamWorks Animation SKG, Inc., Class A (a)	1,934,439
29,255	Gannett Co., Inc.	373,294
22,316	Interpublic Group of Cos., Inc. (The)	514,607
9,766	Meredith Corp.	532,052
28,418	New Media Investment Group, Inc.	501,862
6,247	Omnicom Group, Inc.	514,066
12,240	Scholastic Corp.	503,064
3,317	Scripps Networks Interactive, Inc., Class A	219,121
17,130	Sinclair Broadcast Group, Inc., Class A	476,556
6,800	Starz, Class A (a)	205,564
16,000	Time, Inc.	261,280
8,500	Twenty-First Century Fox, Inc., Class A	226,440

		6,871,830

	Multiline Retail — 0.1%
6,500	Nordstrom, Inc.	287,495

	Specialty Retail — 2.1%
29,077	Abercrombie & Fitch Co., Class A	602,185
17,900	Adastria Co., Ltd., (Japan)	557,603
15,800	American Eagle Outfitters, Inc.	283,136
4,400	Asbury Automotive Group, Inc. (a)	267,520
19,600	Ascena Retail Group, Inc. (a)	159,348
4,900	AutoNation, Inc. (a)	261,415
7,700	Best Buy Co., Inc.	258,720
3,400	Cabela’s, Inc. (a)	175,542
3,400	Children’s Place, Inc./The	284,172
11,800	DSW, Inc., Class A	286,268
35,004	Express, Inc. (a)	523,660
13,600	Finish Line, Inc. (The), Class A	295,528
23,500	Francesca’s Holdings Corp. (a)	298,685
3,800	Genesco, Inc. (a)	263,796
9,500	GNC Holdings, Inc., Class A	193,895
4,100	Group 1 Automotive, Inc.	255,512
8,569	JB Hi-Fi Ltd., (Australia)	169,073
5,057	Mattress Firm Holding Corp. (a)	150,901
3,600	Murphy USA, Inc. (a)	275,904
8,230	Outerwall, Inc.	433,392
6,300	Penske Automotive Group, Inc.	249,606
14,000	Sonic Automotive, Inc., Class A	254,520
66,781	Super Retail Group Ltd., (Australia)	498,125

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
8,200	Vitamin Shoppe, Inc. (a)	239,932

		7,238,438

	Textiles, Apparel & Luxury Goods — 0.5%
10,225	Michael Kors Holdings Ltd., (United Kingdom) (a)	528,837
45,712	Tumi Holdings, Inc. (a)	1,222,796

		1,751,633

	Total Consumer Discretionary	32,032,434

	Consumer Staples — 5.3%

	Beverages — 0.3%
21,100	Coca-Cola West Co., Ltd., (Japan)	583,021
4,844	PepsiCo, Inc.	527,608

		1,110,629

	Food & Staples Retailing — 1.8%
7,733	Andersons, Inc. (The)	285,966
10,600	Matsumotokiyoshi Holdings Co., Ltd., (Japan)	467,423
335,246	Metcash Ltd., (Australia) (a)	549,546
409,463	Rite Aid Corp. (a)	2,866,241
123,300	SUPERVALU, Inc. (a)	601,704
67,700	UNY Group Holdings Co., Ltd., (Japan)	548,083
8,266	Wal-Mart Stores, Inc.	603,170
7,700	Whole Foods Market, Inc.	234,696

		6,156,829

	Food Products — 2.4%
9,692	Campbell Soup Co.	603,521
15,000	ConAgra Foods, Inc.	701,400
34,806	Darling Ingredients, Inc. (a)	549,239
7,482	General Mills, Inc.	537,881
3,520	JM Smucker Co. (The)	542,643
3,000	Mead Johnson Nutrition Co.	267,600
82,000	Morinaga & Co. Ltd., (Japan)	540,836
6,560	Sanderson Farms, Inc.	574,590
7,776	Tyson Foods, Inc., Class A	572,314
56,768	WhiteWave Foods Co. (The) (a)	3,150,056

		8,040,080

	Household Products — 0.3%
11,473	Energizer Holdings, Inc.	591,204
6,342	Procter & Gamble Co. (The)	542,812

		1,134,016

	Personal Products — 0.2%
9,400	Coty, Inc., Class A	252,578
2,000	USANA Health Sciences, Inc. (a)	274,640

		527,218

	Tobacco — 0.3%
8,078	Altria Group, Inc.	546,881

SHARES	SECURITY DESCRIPTION	VALUE($)
	Tobacco — continued
5,389	Philip Morris International, Inc.	540,301

		1,087,182

	Total Consumer Staples	18,055,954

	Energy — 1.7%

	Energy Equipment & Services — 1.1%
20,446	Diamond Offshore Drilling, Inc.	464,533
8,304	Helmerich & Payne, Inc.	514,599
27,200	Nabors Industries Ltd.	244,800
70,455	Noble Corp. plc, (United Kingdom)	519,958
28,256	Patterson-UTI Energy, Inc.	547,884
106,060	Precision Drilling Corp., (Canada)	452,460
6,617	Schlumberger Ltd.	532,801
95,697	WorleyParsons Ltd., (Australia)	547,834

		3,824,869

	Oil, Gas & Consumable Fuels — 0.6%
72,795	Bankers Petroleum Ltd., (Canada) (a)	112,623
13,547	CVR Energy, Inc.	200,496
174,866	Denbury Resources, Inc.	507,111
6,751	Exxon Mobil Corp.	600,501
16,400	Idemitsu Kosan Co., Ltd., (Japan)	321,088
6,700	PBF Energy, Inc., Class A	149,678
602	PrairieSky Royalty Ltd., (Canada)	11,716

		1,903,213

	Total Energy	5,728,082

	Financials — 3.6%

	Banks — 0.8%
7,880	Bank of Montreal, (Canada)	505,155
40,717	Bank of Queensland Ltd., (Australia)	327,567
13,155	Chemical Financial Corp.	544,354
20,600	Investors Bancorp, Inc.	234,016
2,123	Popular, Inc., (Puerto Rico)	71,524
13,350	Toronto-Dominion Bank (The), (Canada)	581,688
21,129	Trustmark Corp.	551,467

		2,815,771

	Capital Markets — 0.3%
7,891	BGC Partners, Inc., Class A	69,993
3,274	KCG Holdings, Inc., Class A (a)	49,536
16,000	LPL Financial Holdings, Inc.	431,200
46,400	SBI Holdings, Inc., (Japan)	502,474

		1,053,203

	Consumer Finance — 0.2%
6,800	Cash America International, Inc.	291,380
18,300	Navient Corp.	259,860

		551,240

	Diversified Financial Services — 0.3%
3,100	MSCI, Inc.	266,724
38,700	ORIX Corp., (Japan)	543,099

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Diversified Financial Services — continued
7,400	Voya Financial, Inc.	189,662

		999,485

	Insurance — 1.8%
8,637	Aflac, Inc.	624,283
4,200	American International Group, Inc.	228,648
5,220	American National Insurance Co.	596,907
9,307	Argo Group International Holdings Ltd., (Bermuda)	482,940
2,800	Assurant, Inc.	232,428
22,752	Assured Guaranty Ltd., (Bermuda)	609,526
3,576	Axis Capital Holdings Ltd., (Bermuda)	198,754
2,947	Everest Re Group Ltd., (Bermuda)	557,013
33,500	MBIA, Inc. (a)	282,740
28,077	Old Republic International Corp.	544,132
11,783	Selective Insurance Group, Inc.	461,422
18,345	Sun Life Financial, Inc., (Canada)	604,452
16,435	Unum Group	549,093
300	White Mountains Insurance Group Ltd.	246,396

		6,218,734

	Thrifts & Mortgage Finance — 0.2%
18,000	Beneficial Bancorp, Inc. (a)	244,080
3,244	Home Capital Group, Inc., (Canada)	69,022
19,100	Nationstar Mortgage Holdings, Inc. (a)	241,233
5,398	Northwest Bancshares, Inc.	80,484

		634,819

	Total Financials	12,273,252

	Health Care — 4.9%

	Biotechnology — 0.3%
2,900	Gilead Sciences, Inc.	230,463
13,626	Medivation, Inc. (a)	871,928

		1,102,391

	Health Care Equipment & Supplies — 1.6%
45,803	Alere, Inc. (a)	1,717,613
26,259	HeartWare International, Inc. (a)	1,521,446
9,165	ResMed, Inc.	631,285
3,480	Teleflex, Inc.	627,479
8,100	Varian Medical Systems, Inc. (a)	767,394

		5,265,217

	Health Care Providers & Services — 0.6%
24,800	Alfresa Holdings Corp., (Japan)	543,691
3,300	Express Scripts Holding Co. (a)	251,031
3,865	Laboratory Corp. of America Holdings (a)	539,399
4,796	WellCare Health Plans, Inc. (a)	512,213

		1,846,334

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care Technology — 0.1%
40,108	Quality Systems, Inc.	492,526

	Life Sciences Tools & Services — 0.8%
11,282	Agilent Technologies, Inc.	542,777
6,344	Charles River Laboratories International, Inc. (a)	557,828
9,915	PerkinElmer, Inc.	564,362
10,835	PRA Health Sciences, Inc. (a)	502,527
3,759	Thermo Fisher Scientific, Inc.	597,079

		2,764,573

	Pharmaceuticals — 1.5%
9,000	Hisamitsu Pharmaceutical Co., Inc., (Japan)	508,872
3,900	Mallinckrodt plc (a)	262,626
30,500	Mitsubishi Tanabe Pharma Corp., (Japan)	569,353
14,853	Pfizer, Inc.	547,927
84,041	Relypsa, Inc. (a)	2,684,270
18,816	Sagent Pharmaceuticals, Inc. (a)	408,119

		4,981,167

	Total Health Care	16,452,208

	Industrials — 8.0%

	Aerospace & Defense — 0.6%
39,463	CAE, Inc., (Canada)	526,516
11,700	DigitalGlobe, Inc. (a)	315,432
5,900	Honeywell International, Inc.	686,347
5,200	Spirit AeroSystems Holdings, Inc., Class A (a)	225,576
2,400	United Technologies Corp.	258,360

		2,012,231

	Airlines — 1.3%
14,332	Delta Air Lines, Inc.	555,365
10,984	Hawaiian Holdings, Inc. (a)	500,102
5,500	United Continental Holdings, Inc. (a)	257,895
58,357	Virgin America, Inc. (a)	3,263,323

		4,576,685

	Building Products — 0.4%
20,900	Builders FirstSource, Inc. (a)	269,401
3,389	Nortek, Inc. (a)	294,436
6,003	Universal Forest Products, Inc.	649,045

		1,212,882

	Commercial Services & Supplies — 0.8%
48,306	ACCO Brands Corp. (a)	542,959
16,146	Brady Corp., Class A	518,932
5,000	Copart, Inc. (a)	252,200
8,452	Gategroup Holding AG, (Switzerland) (a)	450,855
16,780	Herman Miller, Inc.	549,881

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — continued
24,932	West Corp.	551,247

		2,866,074

	Construction & Engineering — 0.8%
30,600	COMSYS Holdings Corp., (Japan)	508,971
10,170	EMCOR Group, Inc.	566,469
36,700	Kinden Corp., (Japan)	442,975
30,000	Nippo Corp., (Japan)	551,484
10,400	Quanta Services, Inc. (a)	266,240
31,200	Tokyu Construction Co. Ltd., (Japan)	326,489

		2,662,628

	Electrical Equipment — 0.7%
11,500	Babcock & Wilcox Enterprises, Inc. (a)	176,640
8,378	Eaton Corp. plc	531,249
8,838	EnerSys	551,049
114,000	Fuji Electric Co., Ltd., (Japan)	503,154
216,000	Furukawa Electric Co., Ltd., (Japan)	563,980

		2,326,072

	Industrial Conglomerates — 0.1%
8,200	General Electric Co.	255,348

	Machinery — 2.4%
18,282	Allison Transmission Holdings, Inc.	526,887
46,800	Amada Holdings Co., Ltd., (Japan)	510,036
27,312	Briggs & Stratton Corp.	620,802
115,931	Joy Global, Inc.	3,203,173
6,468	KUKA AG, (Germany) (a)	783,865
4,100	Lincoln Electric Holdings, Inc.	254,446
74,000	OKUMA Corp., (Japan)	562,932
4,412	Parker-Hannifin Corp.	503,806
16,686	SPX FLOW, Inc. (a)	455,194
14,573	Timken Co. (The)	487,467
3,200	Wabtec Corp.	219,200

		8,127,808

	Professional Services — 0.2%
4,200	Huron Consulting Group, Inc. (a)	258,174
3,500	Insperity, Inc.	274,715
3,108	Korn/Ferry International	71,515
2,544	ManpowerGroup, Inc.	176,554

		780,958

	Road & Rail — 0.2%
46,000	Sankyu, Inc., (Japan)	260,870
15,800	Swift Transportation Co. (a)	304,150

		565,020

	Trading Companies & Distributors — 0.5%
11,522	Applied Industrial Technologies, Inc.	540,958
40,100	ITOCHU Corp., (Japan)	454,648

SHARES	SECURITY DESCRIPTION	VALUE($)
	Trading Companies & Distributors — continued
9,980	WESCO International, Inc. (a)	556,285

		1,551,891

	Total Industrials	26,937,597

	Information Technology — 12.4%

	Communications Equipment — 0.4%
5,353	Motorola Solutions, Inc.	371,391
7,696	NETGEAR, Inc. (a)	395,805
7,749	Plantronics, Inc.	373,812
15,800	Polycom, Inc. (a)	195,762

		1,336,770

	Electronic Equipment, Instruments & Components — 2.6%
3,825	Coherent, Inc. (a)	405,641
12,000	Corning, Inc.	266,640
8,606	Dolby Laboratories, Inc., Class A	432,968
14,691	FEI Co.	1,563,416
88,873	Ingram Micro, Inc., Class A	3,043,012
12,892	Orbotech Ltd., (Israel) (a)	367,809
32,283	QLogic Corp. (a)	501,032
7,377	Rofin-Sinar Technologies, Inc. (a)	233,113
25,909	Sanmina Corp. (a)	656,534
3,994	SYNNEX Corp.	401,517
4,100	TE Connectivity Ltd., (Switzerland)	247,148
4,755	Tech Data Corp. (a)	370,557
31,974	Vishay Intertechnology, Inc.	426,213

		8,915,600

	Internet Software & Services — 1.9%
566	Alphabet, Inc., Class A (a)	447,898
28,000	Bankrate, Inc. (a)	223,160
12,351	Cvent, Inc. (a)	402,889
6,800	GrubHub, Inc. (a)	257,856
33,102	inContact, Inc. (a)	460,118
16,223	LinkedIn Corp., Class A (a)	3,126,659
29,127	Marketo, Inc. (a)	1,024,688
9,300	Mixi, Inc., (Japan)	333,155
9,900	Rackspace Hosting, Inc. (a)	231,957

		6,508,380

	IT Services — 0.9%
800	Alliance Data Systems Corp. (a)	185,296
4,212	CACI International, Inc., Class A (a)	401,530
8,154	Leidos Holdings, Inc.	407,782
17,100	NeuStar, Inc., Class A (a)	430,749
12,234	Sykes Enterprises, Inc. (a)	375,461
14,800	TIS Inc, (Japan)	382,121
65,600	Xerox Corp.	675,680

		2,858,619

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 2.3%
53,129	AIXTRON SE, (Germany) (a)	333,553
10,100	Applied Materials, Inc.	265,529
24,000	Cypress Semiconductor Corp.	279,360
155,659	Fairchild Semiconductor International, Inc. (a)	3,072,709
10,600	Integrated Device Technology, Inc. (a)	233,094
30,419	Kulicke & Soffa Industries, Inc., (Singapore) (a)	382,063
32,103	Marvell Technology Group Ltd., (Bermuda)	377,210
7,635	Mellanox Technologies Ltd., (Israel) (a)	337,314
6,517	Microchip Technology, Inc.	362,606
7,349	Power Integrations, Inc.	419,407
6,668	Qorvo, Inc. (a)	421,618
20,600	Rambus, Inc. (a)	278,512
18,416	Semtech Corp. (a)	468,135
12,700	Ulvac, Inc., (Japan)	393,483

		7,624,593

	Software — 3.4%
20,457	AVG Technologies N.V., (Netherlands) (a)	505,902
10,765	CA, Inc.	373,007
3,048	CDK Global, Inc.	176,144
3,000	Check Point Software Technologies Ltd., (Israel) (a)	230,640
13,873	Citrix Systems, Inc. (a)	1,236,500
18,300	COLOPL, Inc., (Japan)	273,545
9,500	Konami Holdings Corp., (Japan)	368,331
11,500	Mentor Graphics Corp.	245,640
29,788	NetSuite, Inc. (a)	3,242,424
39,326	Nuance Communications, Inc. (a)	631,969
7,463	Open Text Corp., (Canada)	454,759
103,515	Qlik Technologies, Inc. (a)	3,126,153
14,400	Symantec Corp.	294,192
6,349	VMware, Inc., Class A (a)	463,350

		11,622,556

	Technology Hardware, Storage & Peripherals — 0.9%
9,800	FUJIFILM Holdings Corp., (Japan)	351,609
41,500	Hewlett Packard Enterprise Co.	872,330
45,774	Lexmark International, Inc., Class A	1,678,532
8,100	NCR Corp. (a)	267,057

		3,169,528

	Total Information Technology	42,036,046

	Materials — 6.6%
	Chemicals — 4.3%
32,769	Axiall Corp.	1,069,908
11,791	Cabot Corp.	574,104
58,000	Huntsman Corp.	896,680

SHARES	SECURITY DESCRIPTION	VALUE($)
	Chemicals — continued
12,588	Innophos Holdings, Inc.	542,039
39,200	Kuraray Co., Ltd., (Japan)	494,392
3,000	LyondellBasell Industries N.V., Class A	225,780
102,000	Mitsubishi Gas Chemical Co., Inc., (Japan)	581,118
14,715	Monsanto Co.	1,571,121
8,972	Stepan Co.	576,989
127,000	Sumitomo Chemical Co., Ltd., (Japan)	562,098
8,133	Syngenta AG, (Switzerland) (a)	3,185,470
139,000	Teijin Ltd., (Japan)	522,797
240,000	Ube Industries Ltd., (Japan)	418,426
30,548	Valspar Corp. (The)	3,252,446

		14,473,368

	Construction Materials — 0.3%
191,441	CSR Ltd., (Australia)	560,392
131,000	Sumitomo Osaka Cement Co., Ltd., (Japan)	625,202

		1,185,594

	Containers & Packaging — 0.5%
6,673	Avery Dennison Corp.	519,760
7,803	Packaging Corp of America	582,806
86,000	Rengo Co., Ltd., (Japan)	564,569

		1,667,135

	Metals & Mining — 1.5%
86,765	BlueScope Steel Ltd., (Australia)	559,746
7,800	Carpenter Technology Corp.	306,150
34,203	Commercial Metals Co.	565,718
166,572	Northern Star Resources Ltd., (Australia)	680,810
10,293	Nucor Corp.	552,116
224,847	Regis Resources Ltd., (Australia)	698,976
72,125	Sims Metal Management Ltd.	464,850
22,646	Steel Dynamics, Inc.	607,366
21,700	Yamato Kogyo Co., Ltd., (Japan)	612,716

		5,048,448

	Total Materials	22,374,545

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
14,101	AT&T, Inc.	610,432

	Wireless Telecommunication Services — 0.3%
17,000	KDDI Corp., (Japan)	521,681
19,700	NTT DOCOMO, Inc., (Japan)	535,138

		1,056,819

	Total Telecommunication Services	1,667,251

	Utilities — 3.8%
	Electric Utilities — 0.8%
24,190	Empire District Electric Co. (The)	815,929

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued

	Electric Utilities — continued
14,422	Exelon Corp.	537,652
14,860	FirstEnergy Corp.	518,911
9,746	Great Plains Energy, Inc.	290,236
15,862	OGE Energy Corp.	510,280

		2,673,008

	Gas Utilities — 2.3%
8,805	Northwest Natural Gas Co.	571,797
55,015	Piedmont Natural Gas Co., Inc.	3,289,897
132,180	Questar Corp.	3,326,970
114,405	Snam S.p.A., (Italy)	662,242

		7,850,906

	Independent Power & Renewable Electricity Producers — 0.5%
113,731	Talen Energy Corp. (a)	1,546,742

	Multi-Utilities — 0.2%
38,641	AGL Energy Ltd., (Australia)	604,955
10,878	MDU Resources Group, Inc.	261,616

		866,571

	Total Utilities	12,937,227

	Total Common Stocks (Cost $183,402,882)	190,494,596

Preferred Stocks — 2.6%
	Consumer Staples — 0.4%
	Food Products — 0.4%
14,650	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	1,179,471

	Financials — 1.0%
	Banks — 0.6%
773	Bank of America Corp., Series L, 7.250% ($1,000 par value)	932,238
745	Wells Fargo & Co., Series L, 7.500% ($1,000 par value)	991,789

		1,924,027

	Real Estate Investment Trusts (REITs) — 0.4%
4,900	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	551,887
5,700	Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value)	658,122
4,750	Welltower, Inc., Series I, 6.500% ($50 par value)	333,687

		1,543,696

	Total Financials	3,467,723

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
8,150	Anthem, Inc., 5.250%, 05/01/18 ($50 par value)	362,431

SHARES	SECURITY DESCRIPTION	VALUE($)
	Materials — 0.2%
	Metals & Mining — 0.2%
15,350	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value)	555,670

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
6,800	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	672,384

	Wireless Telecommunication Services — 0.2%
8,800	T-Mobile U.S., Inc., 5.500%, 12/15/17 ($50 par value)	687,016

	Total Telecommunication Services	1,359,400

	Utilities — 0.5%
	Electric Utilities — 0.4%
16,200	Exelon Corp., 6.500%, 06/01/17 ($50 par value)	810,810
	NextEra Energy, Inc.,
3,450	5.799%, 09/01/16 ($50 par value)	226,251
6,900	6.371%, 09/01/18 ($50 par value)	430,698

		1,467,759

	Multi-Utilities — 0.1%
3,750	Dominion Resources, Inc., 6.375%, 07/01/17 ($50 par value)	195,525

	Total Utilities	1,663,284

	Total Preferred Stocks (Cost $7,892,026)	8,587,979

PRINCIPAL AMOUNT($)
Convertible Bonds — 10.7%

	Consumer Discretionary — 1.3%
	Automobiles — 0.1%
6,000 Units	Fiat Chrysler Automobiles N.V., (Netherlands), 7.875%, 12/15/16	354,323

	Internet & Catalog Retail — 0.8%
893,000	Ctrip.com International Ltd., (Cayman Islands), 1.250%, 10/15/18	1,126,854
	Priceline Group, Inc. (The),
148,000	0.350%, 06/15/20	179,450
125,000	1.000%, 03/15/18	185,156
639,000	Shutterfly, Inc., 0.250%, 05/15/18	665,359
506,000	Vipshop Holdings Ltd., (Cayman Islands), 1.500%, 03/15/19	524,343

		2,681,162

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Media — 0.3%
574,000	Liberty Interactive LLC, 1.000%, 09/30/43 (e)	494,716
646,000	Liberty Media Corp., 1.375%, 10/15/23	685,568

		1,180,284

	Textiles, Apparel & Luxury Goods — 0.1%
194,000	Iconix Brand Group, Inc., 1.500%, 03/15/18	165,870

	Total Consumer Discretionary	4,381,639

	Energy — 0.4%
	Energy Equipment & Services — 0.4%
816,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	473,790
798,000	SEACOR Holdings, Inc., 2.500%, 12/15/27	775,057

	Total Energy	1,248,847

	Financials — 0.6%
	Capital Markets — 0.2%
672,000	Prospect Capital Corp., 4.750%, 04/15/20	648,480

	Real Estate Investment Trusts (REITs) — 0.4%
	Spirit Realty Capital, Inc.,
276,000	2.875%, 05/15/19	309,465
244,000	3.750%, 05/15/21	283,650
	Starwood Property Trust, Inc.,
355,000	4.000%, 01/15/19	385,175
233,000	4.550%, 03/01/18	248,291

		1,226,581

	Total Financials	1,875,061

	Health Care — 2.0%
	Biotechnology — 0.9%
740,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	641,487
741,000	Aegerion Pharmaceuticals, Inc., 2.000%, 08/15/19	416,813
	BioMarin Pharmaceutical, Inc.,
357,000	0.750%, 10/15/18	453,836
348,000	1.500%, 10/15/20	460,230
591,000	Cepheid, 1.250%, 02/01/21	541,504
661,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/21	517,646

		3,031,516

	Health Care Equipment & Supplies — 0.1%
	Hologic, Inc.,
168,000	SUB, 0.000%, 12/15/43	206,850
174,000	Series 2012, SUB, 2.000%, 03/01/42	236,423

		443,273

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Health Care Providers & Services — 0.4%
360,000	Anthem, Inc., 2.750%, 10/15/42	659,250
	Molina Healthcare, Inc.,
274,000	1.125%, 01/15/20	408,602
341,000	1.625%, 08/15/44	396,839

		1,464,691

	Health Care Technology — 0.2%
593,000	Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20	626,356

	Life Sciences Tools & Services — 0.1%
187,000	Illumina, Inc., 0.500%, 06/15/21	197,285

	Pharmaceuticals — 0.3%
800,000	Jazz Investments I Ltd., (Bermuda), 1.875%, 08/15/21	874,000

	Total Health Care	6,637,121

	Industrials — 0.3%
	Machinery — 0.1%
436,000	Trinity Industries, Inc., 3.875%, 06/01/36	521,837

	Transportation Infrastructure — 0.2%
530,000	Macquarie Infrastructure Corp., 2.875%, 07/15/19	613,144

	Total Industrials	1,134,981

	Information Technology — 5.6%
	Communications Equipment — 0.6%
797,000	Brocade Communications Systems, Inc., 1.375%, 01/01/20	784,547
201,000	Ciena Corp., 3.750%, 10/15/18 (e)	238,687
391,000	Palo Alto Networks, Inc., Zero Coupon, 07/01/19	519,786
651,000	Viavi Solutions, Inc., 0.625%, 08/15/33	644,490

		2,187,510

	Internet Software & Services — 1.2%
643,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19	625,719
544,000	j2 Global, Inc., 3.250%, 06/15/29	634,440
598,000	MercadoLibre, Inc., 2.250%, 07/01/19	805,058
597,000	SINA Corp., (Cayman Islands), 1.000%, 12/01/18	588,791
	Yandex N.V., (Netherlands),
926,000	1.125%, 12/15/18	858,286
637,000	YY, Inc., (Cayman Islands), 2.250%, 04/01/19	625,853

		4,138,147

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	IT Services — 0.3%
800,000	Euronet Worldwide, Inc., 1.500%, 10/01/44	978,500

	Semiconductors & Semiconductor Equipment — 2.0%
	Intel Corp.,
221,000	2.950%, 12/15/35	290,200
189,000	3.250%, 08/01/39	322,836
273,000	Lam Research Corp., 1.250%, 05/15/18	416,325
400,000	Microchip Technology, Inc., 1.625%, 02/15/25	476,750
932,000	Micron Technology, Inc., Series G, 3.000%, 11/15/43	751,425
101,000	Novellus Systems, Inc., 2.625%, 05/15/41	267,145
524,000	NVIDIA Corp., 1.000%, 12/01/18	1,481,938
800,000	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19	889,000
725,000	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	775,297
550,000	Xilinx, Inc., 2.625%, 06/15/17	969,375

		6,640,291

	Software — 1.3%
821,000	Citrix Systems, Inc., 0.500%, 04/15/19	962,110
873,000	Nuance Communications, Inc., 2.750%, 11/01/31	878,456
478,000	Red Hat, Inc., 0.250%, 10/01/19	586,446
746,000	Rovi Corp., 0.500%, 03/01/20	753,460
483,000	salesforce.com, Inc., 0.250%, 04/01/18	634,843
541,000	Verint Systems, Inc., 1.500%, 06/01/21	507,864

		4,323,179

	Technology Hardware, Storage & Peripherals — 0.2%
751,000	Electronics For Imaging, Inc., 0.750%, 09/01/19	806,855

	Total Information Technology	19,074,482

	Materials — 0.5%
	Metals & Mining — 0.5%
695,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17	803,594
756,000	Royal Gold, Inc., 2.875%, 06/15/19	861,367

	Total Materials	1,664,961

	Total Convertible Bonds (Cost $35,146,040)	36,017,092

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	Health Care — 0.0%
	Biotechnology — 0.0%
2,982	Chelsea Therapeutics International Ltd. (a)	—

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
3,314	Leap Wireless International, Inc. (a)	8,352

	Total Rights (Cost –)	8,352

SHARES
Short-Term Investments — 27.0%
	Investment Companies — 27.0%
91,447,332	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) ^^ (Cost $91,447,332)	91,447,332

	Total Investments — 96.6% (Cost 317,888,280)	326,555,351
	Other Assets in Excess of Liabilities — 3.4%	11,618,963

	NET ASSETS — 100.0%	$338,174,314

Percentages indicated are based on net assets.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	WTI Crude Oil Futures^	08/22/16	USD	$41,600	$(4,153)
55	Euro Bobl	09/08/16	EUR	8,219,368	62,207
254	Euro Schatz	09/08/16	EUR	31,810,543	10,197
5	Euro-Buxl 30-Year Bond	09/08/16	EUR	1,101,454	93,885
19	Soybean Futures^	09/14/16	USD	969,000	(48,481)
229	10 Year Australian Government Bond	09/15/16	AUD	23,901,875	519,149
70	3 Year Australian Government Bond	09/15/16	AUD	6,034,426	16,168
84	Cocoa Futures^	09/15/16	USD	2,381,400	(152,615)
6	SPI 200 Index	09/15/16	AUD	630,735	43,882
4	FTSE 100 Index	09/16/16	GBP	353,576	33,908
3	Coffee ‘C’ Futures^	09/20/16	USD	164,475	5,729
239	10 Year U.S. Treasury Note	09/21/16	USD	31,798,203	812,201
7	LME Primary Aluminum Futures^	09/21/16	USD	287,044	854
8	LME Zinc Futures^	09/21/16	USD	448,500	39,668
8	U.S. Treasury Long Bond	09/21/16	USD	1,395,500	75,498
21	Copper Futures^	09/28/16	USD	1,166,288	11,257
149	Long Gilt	09/28/16	GBP	25,822,560	1,642,933
16	Silver Futures^	09/28/16	USD	1,627,760	92,968
12	Feeder Cattle Futures^	09/29/16	USD	831,450	(22,161)
54	2 Year U.S. Treasury Note	09/30/16	USD	11,826,000	50,014
32	5 Year U.S. Treasury Note	09/30/16	USD	3,904,500	48,183
18	Sugar No. 11 (World Markets) Futures^	09/30/16	USD	384,048	55,220
46	Lean Hogs Futures^	10/14/16	USD	1,086,520	(238,556)
16	Feeder Cattle Futures^	10/27/16	USD	1,101,800	(35,797)
12	Gold 100 OZ Futures^	10/27/16	USD	1,623,720	2,489
75	Soybean Futures^	11/14/16	USD	3,761,250	3,954
10	Cotton No.2 Futures^	12/07/16	USD	370,200	46,471
20	Cocoa Futures^	12/14/16	USD	569,200	(29,008)
6	Corn Futures^	12/14/16	USD	102,825	(468)
5	Gold 100 OZ Futures^	12/28/16	USD	678,750	14,987
39	Sugar No. 11 (World Markets) Futures^	02/28/17	USD	849,139	(65,096)
18	Sugar No. 11 (World Markets) Futures^	04/28/17	USD	380,218	(19,731)
	Short Futures Outstanding
(40)	Lean Hogs Futures^	08/12/16	USD	(1,103,600)	233,212
(32)	LME Aluminum Futures^	08/15/16	USD	(1,309,400)	(5,097)
(4)	CAC 40 Index	08/19/16	EUR	(198,656)	(3,699)
(2)	IBEX 35 Index	08/19/16	EUR	(191,680)	(1,522)
(55)	WTI Crude Oil Futures^	08/22/16	USD	(2,288,000)	384,957
(10)	Feeder Cattle Futures^	08/25/16	USD	(700,250)	23,170
(11)	Natural Gas Futures^	08/29/16	USD	(316,360)	(22,629)
(1)	Hang Seng Index	08/30/16	HKD	(140,737)	371
(98)	Euro Bund	09/08/16	EUR	(18,385,935)	(461,646)
(3)	TOPIX Index	09/08/16	JPY	(384,719)	(6,490)
(11)	10 Year Japanese Government Bond	09/12/16	JPY	(16,451,218)	(46,848)
(122)	CBOT Wheat Futures^	09/14/16	USD	(2,487,275)	316,578
(45)	Corn Futures^	09/14/16	USD	(752,625)	46,030
(3)	Cocoa Futures^	09/15/16	USD	(85,050)	5,571
(1)	DAX Index	09/16/16	EUR	(288,562)	(21,135)
(8)	Dow Jones	09/16/16	EUR	(266,959)	(12,654)
(527)	E-mini S&P 500	09/16/16	USD	(57,132,070)	(2,612,579)
(4)	FTSE 100 Index	09/16/16	EUR	(376,602)	(13,533)
(22)	WTI Crude Oil Futures^	09/20/16	USD	(931,260)	146,313
(202)	10 Year Canadian Government Bond	09/21/16	CAD	(22,971,669)	(457,764)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE		NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
(7)	Copper Futures^	09/28/16	USD	$(388,763)	$(6,743)
(33)	Natural Gas Futures^	09/28/16	USD	(962,610)	5,844
(3)	Lean Hogs Futures^	10/14/16	USD	(70,860)	5,281
(16)	Live Cattle Futures^	10/31/16	USD	(715,040)	(24,917)
(91)	Cotton No.2 Futures^	12/07/16	USD	(3,368,820)	(426,375)
(59)	Corn Futures^	12/14/16	USD	(1,011,113)	55,976
(29)	Wheat Futures^	12/14/16	USD	(631,837)	83,289
(13)	Copper Futures^	12/28/16	USD	(725,075)	(52,196)

					$196,521

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
721,087	AUD	Merrill Lynch International	08/23/16	$547,652	$547,584	$(68)

7,340,256	BRL	Merrill Lynch International†	08/23/16	2,194,856	2,246,991	52,135

9,989,433	CAD	Barclays Bank plc	08/23/16	7,651,478	7,652,074	596

6,039,977,684	COP	Merrill Lynch International†	08/23/16	2,062,129	1,958,100	(104,029)

162,926	GBP	Goldman Sachs International	08/23/16	215,844	215,695	(149)

139,351,820	JPY	Deutsche Bank AG	08/23/16	1,335,087	1,366,698	31,611
45,325,963	JPY	HSBC Bank, N.A.	08/23/16	438,924	444,536	5,612
264,330,767	JPY	Royal Bank of Canada	08/23/16	2,551,312	2,592,433	41,121
133,031,157	JPY	Standard Chartered Bank	08/23/16	1,268,600	1,304,708	36,108

14,985,732	NOK	Goldman Sachs International	08/23/16	1,776,835	1,776,270	(565)

20,239,691	NZD	Citibank, N.A.	08/23/16	14,711,712	14,602,272	(109,440)

134,613,529	RUB	Goldman Sachs International†	08/23/16	2,086,094	2,028,640	(57,454)

5,813,641	TRY	Citibank, N.A.	08/23/16	1,987,624	1,936,265	(51,359)

30,453,582	ZAR	Barclays Bank plc	08/23/16	2,099,976	2,184,306	84,330

				$40,928,123	$40,856,572	$(71,551)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,943,404	AUD	Merrill Lynch International	08/23/16	$8,300,978	$8,310,282	$(9,304)

3,874,827	CAD	HSBC Bank, N.A.	08/23/16	2,964,806	2,968,182	(3,376)
491,195	CAD	Royal Bank of Canada	08/23/16	376,719	376,263	456

3,743,358	CHF	Goldman Sachs International	08/23/16	3,803,761	3,867,087	(63,326)
7,885,862	CHF	Morgan Stanley	08/23/16	8,013,647	8,146,513	(132,866)

48,990,864	CZK	Barclays Bank plc	08/23/16	2,005,406	2,027,899	(22,493)

9,569,311	EUR	Citibank, N.A.	08/23/16	10,588,759	10,707,245	(118,486)

2,091,321	GBP	Goldman Sachs International	08/23/16	2,773,970	2,768,664	5,306

566,363,174	HUF	HSBC Bank, N.A.	08/23/16	1,996,241	2,035,715	(39,474)

7,843,753	ILS	Barclays Bank plc	08/23/16	2,025,166	2,057,601	(32,435)

42,069,271	JPY	BNP Paribas	08/23/16	395,185	412,596	(17,411)
57,385,904	JPY	HSBC Bank, N.A.	08/23/16	544,781	562,814	(18,033)
2,061,851,521	JPY	Royal Bank of Canada	08/23/16	19,895,813	20,221,679	(325,866)
93,313,179	JPY	Standard Chartered Bank	08/23/16	911,199	915,172	(3,973)
25,865,884	JPY	TD Bank Financial Group	08/23/16	256,273	253,680	2,593

8,145,368	RON	Barclays Bank plc	08/23/16	2,007,275	2,046,660	(39,385)

65,464,723	SEK	Goldman Sachs International	08/23/16	7,668,451	7,658,212	10,239

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,512,963	SEK	Royal Bank of Canada	08/23/16	$762,522	$761,901	$621

67,065,683	TWD	HSBC Bank, N.A.†	08/23/16	2,089,925	2,111,006	(21,081)

				$77,380,877	$78,209,171	$(828,294)

Total Return Basket Swaps* Outstanding at July 31, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE**
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, with the exception of long positions denominated in HKD which pays one day LIBOR plus a spread, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	02/05/18	$24,028

Bank of America N.A.	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	10/02/17	—

Bank of America N.A.	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	08/29/17	14,129

Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, with the exception of long positions denominated in ZAR which pays one day LIBOR plus a spread, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	02/05/18	267,465

Total			$305,622

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	This represents the value of the swap subsequent to reset.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
EUR	—	Euro
DAX	—	German Stock Index
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IBEX	—	International Business Exchange
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MSCI	—	Morgan Stanley Capital International
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
RON	—	Romanian Leu
RUB	—	Russian Ruble
SBI	—	Shares Beneficial Interest
SEK	—	Swedish Krona
SPI	—	Australian Securities Exchange
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2016.
TOPIX	—	Tokyo Stock Price Index
TRY	—	New Turkish Lira
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
WTI	—	West Texas Intermediate
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of July 31, 2016.
†	—	Non-deliverable forward.
^	—	Represents positions held in the Subsidiary.
^^	—	A portion of the position is held by the Subsidiary.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,307,075
Aggregate gross unrealized depreciation	(6,640,004)

Net unrealized appreciation/depreciation	$8,667,071

Federal income tax cost of investments	$317,888,280

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 0.7%
Automobiles - 0.0% (g)
Toyota Motor Corp. (Japan)	548	31,655	30,707	(948)
Internet & Catalog Retail - 0.1%
Home Retail Group plc (United Kingdom)	233,182	476,486	475,682	(804)
Media - 0.6%
Media General, Inc. (a)	48,548	853,959	853,959	—
Starz (a)	35,880	1,084,653	1,084,653	—

	84,428	1,938,612	1,938,612	—

Total Consumer Discretionary	318,158	2,446,753	2,445,001	(1,752)

Consumer Staples - 1.1%
Beverages - 0.9%
SABMiller plc (United Kingdom)	51,936	3,033,950	3,034,627	677
Food & Staples Retailing - 0.2%
METRO AG (Germany)	21,833	702,499	702,441	(58)

Total Consumer Staples	73,769	3,736,449	3,737,068	619

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Memorial Resource Development Corp. (a)	215,194	3,223,606	3,223,606	—
Financials - 3.3%
Banks - 1.6%
First Niagara Financial Group, Inc.	289,635	2,948,484	2,948,484	—
FirstMerit Corp.	121,837	2,586,600	2,586,600	—

	411,472	5,535,084	5,535,084	—

Diversified Financial Services - 0.8%
London Stock Exchange Group plc (United Kingdom)	77,396	2,842,425	2,847,977	5,552
Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	197,781	2,901,447	2,901,447	—

Total Financials	686,649	11,278,956	11,284,508	5,552

Health Care - 1.3%
Health Care Equipment & Supplies - 0.7%
St. Jude Medical, Inc.	29,948	2,486,882	2,486,882	—
Health Care Providers & Services - 0.2%
Cigna Corp.	4,842	624,424	624,424	—
Pharmaceuticals - 0.4%
Meda AB (Sweden)	61,276	1,142,883	1,142,879	(4)

Total Health Care	96,066	4,254,189	4,254,185	(4)

Information Technology - 2.8%
Communications Equipment - 0.2%
Polycom, Inc. (a)	46,056	570,634	570,634	—
Electronic Equipment, Instruments & Components - 0.3%
QLogic Corp. (a)	67,010	1,039,995	1,039,995	—
Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings plc (United Kingdom)	143,044	3,165,290	3,184,355	19,065
KLA-Tencor Corp.	45,503	3,445,032	3,445,032	—

	188,547	6,610,322	6,629,387	19,065

Software - 0.2%
TiVo, Inc. (a)	60,134	633,812	633,812	—
Technology Hardware, Storage & Peripherals - 0.2%
EMC Corp.	27,056	765,144	765,144	—

Total Information Technology	388,803	9,619,907	9,638,972	19,065

Materials - 0.4%
Chemicals - 0.4%
Axiall Corp.	43,855	1,431,866	1,431,866	—
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Manitoba Telecom Services, Inc. (Canada)	21,539	636,280	636,280	—
Utilities - 2.0%
Electric Utilities - 2.0%
ITC Holdings Corp.	80,530	3,724,512	3,724,512	—
Westar Energy, Inc.	54,894	3,050,460	3,050,460	—

	135,424	6,774,972	6,774,972	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Utilities - continued
Electric Utilities - continued

Total Utilities	135,424	6,774,972	6,774,972	—

Total Long Positions of Total Return Basket Swap	1,979,457	43,402,978	43,426,458	23,480

Short Positions

Common Stocks
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.5%
Marriott International, Inc.	24,504	1,756,937	1,756,937	—
Media - 0.2%
Lions Gate Entertainment Corp.	8,518	170,275	170,275	—
Nexstar Broadcasting Group, Inc.	6,002	303,401	303,401	—

	14,520	473,676	473,676	—

Total Consumer Discretionary	39,024	2,230,613	2,230,613	—

Consumer Staples - 0.2%
Food & Staples Retailing - 0.2%
J Sainsbury plc (United Kingdom)	74,851	222,195	222,124	71
Koninklijke Ahold Delhaize N.V. (Netherlands)	14,678	350,518	350,425	93

	89,529	572,713	572,549	164

Total Consumer Staples	89,529	572,713	572,549	164

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Range Resources Corp.	69,404	2,797,675	2,797,675	—
Royal Dutch Shell plc (Netherlands)	32	823	827	(4)

	69,436	2,798,498	2,798,502	(4)

Total Energy	69,436	2,798,498	2,798,502	(4)

Financials - 2.9%
Banks - 1.3%
Huntington Bancshares, Inc.	207,463	1,970,898	1,970,898	—
KeyCorp	194,981	2,281,278	2,281,278	—

	402,444	4,252,176	4,252,176	—

Diversified Financial Services - 0.8%
Deutsche Boerse AG (Germany)	33,229	2,790,339	2,789,951	388
Deutsche Boerse AG (Germany) (a)	645	53,939	53,939	—

	33,874	2,844,278	2,843,890	388

Thrifts & Mortgage Finance - 0.8%
New York Community Bancorp, Inc.	195,803	2,829,353	2,829,353	—

Total Financials	632,121	9,925,807	9,925,419	388

Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	25,817	1,155,311	1,155,311	—
Pharmaceuticals - 0.1%
Mylan N.V. (a)	4,683	219,117	219,117	—

Total Health Care	30,500	1,374,428	1,374,428	—

Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Cavium, Inc. (a)	1,511	70,518	70,518	—
Lam Research Corp.	22,523	2,021,890	2,021,890	—

	24,034	2,092,408	2,092,408	—

Total Information Technology	24,034	2,092,408	2,092,408	—

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE, Inc. (Canada)	7,923	379,447	379,447	—
Utilities - 0.6%
Electric Utilities - 0.6%
Fortis, Inc. (Canada)	59,952	1,985,926	1,985,926	—

Total Short Positions of Total Return Basket Swap	952,519	21,359,840	21,359,292	548

Total of Long and Short Positions of Total Return Basket Swap	1,026,938	22,043,138	22,067,166	24,028

Outstanding swap contract, at value				$24,028

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Financials - 0.7%
Banks - 0.7%
PrivateBancorp, Inc.	45,748	2,022,062	2,022,062	—
Yadkin Financial Corp.	16,003	403,115	403,115	—

	61,751	2,425,177	2,425,177	—

Total Financials	61,751	2,425,177	2,425,177	—

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Linear Technology Corp.	54,012	3,240,180	3,240,180	—

Total Long Positions of Total Return Basket Swap	115,763	5,665,357	5,665,357	—

Short Positions

Common Stocks
Financials - 0.5%
Banks - 0.5%
Canadian Imperial Bank of Commerce (Canada)	16,563	1,258,288	1,258,288	—
FNB Corp.	34,220	408,929	408,929	—

	50,783	1,667,217	1,667,217	—

Total Financials	50,783	1,667,217	1,667,217	—

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc.	12,411	792,194	792,194	—

Total Short Positions of Total Return Basket Swap	63,194	2,459,411	2,459,411	—

Total of Long and Short Positions of Total Return Basket Swap	52,569	3,205,946	3,205,946	—

Outstanding swap contract, at value				$—

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 0.6%
Automobiles - 0.1%
Peugeot S.A. (France) (a)	12,121	183,078	183,075	(3)
Renault S.A. (France)	1,680	146,972	146,889	(83)

	13,801	330,050	329,964	(86)

Hotels, Restaurants & Leisure - 0.0% (g)
William Hill plc (United Kingdom)	40,526	171,576	171,424	(152)
Household Durables - 0.2%
Bellway plc (United Kingdom)	7,923	219,780	219,646	(134)
Bovis Homes Group plc (United Kingdom)	17,604	190,694	190,649	(45)
Persimmon plc (United Kingdom)	7,461	166,579	166,586	7

	32,988	577,053	576,881	(172)

Media - 0.3%
Mediaset Espana Comunicacion S.A. (Spain)	46,403	533,312	533,317	5
RELX PLC (United Kingdom)	28,462	540,536	540,459	(77)

	74,865	1,073,848	1,073,776	(72)

Total Consumer Discretionary	162,180	2,152,527	2,152,045	(482)

Consumer Staples - 0.3%
Beverages - 0.2%
Coca-Cola HBC AG (Switzerland) (a)	25,974	536,598	536,997	399

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Consumer Staples - continued
Personal Products - 0.1%
Unilever plc (United Kingdom)	11,463	536,057	536,274	217

Total Consumer Staples	37,437	1,072,655	1,073,271	616

Financials - 1.0%
Capital Markets - 0.1%
Investec plc (South Africa)	87,347	519,619	519,912	293
Insurance - 0.5%
NN Group N.V. (Netherlands)	20,313	547,877	547,899	22
Phoenix Group Holdings (Jersey)	50,975	541,389	540,713	(676)
Poste Italiane S.p.A (Italy)	78,253	544,606	545,253	647
SCOR SE (France)	4,708	137,563	137,538	(25)

	154,249	1,771,435	1,771,403	(32)

Real Estate Management & Development - 0.2%
Nexity S.A. (France)	10,155	539,849	540,192	343
Thrifts & Mortgage Finance - 0.2%
Aareal Bank AG (Germany)	16,604	545,018	545,546	528

Total Financials	268,355	3,375,921	3,377,053	1,132

Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati S.p.A. (Italy)	17,366	563,235	563,624	389
Industrials - 0.7%
Airlines - 0.0% (g)
Deutsche Lufthansa AG (Germany)	11,903	141,459	141,487	28
Commercial Services & Supplies - 0.1%
Babcock International Group plc (United Kingdom)	43,082	553,063	552,548	(515)
Electrical Equipment - 0.2%
Schneider Electric SE (France)	8,773	573,977	572,378	(1,599)
Trading Companies & Distributors - 0.4%
Kloeckner & Co. SE (Germany) (a)	46,835	627,815	627,934	119
Rexel S.A. (France)	41,171	611,958	612,288	330

	88,006	1,239,773	1,240,222	449

Total Industrials	151,764	2,508,272	2,506,635	(1,637)

Materials - 0.4%
Chemicals - 0.2%
Covestro AG (Germany)	11,612	542,397	542,781	384
Metals & Mining - 0.2%
Glencore plc (Switzerland) (a)	255,700	631,974	631,099	(875)

Total Materials	267,312	1,174,371	1,173,880	(491)

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Sunrise Communications Group AG (Switzerland) (a)	8,051	520,424	520,179	(245)
Utilities - 0.3%
Electric Utilities - 0.3%
Enel S.p.A. (Italy)	117,863	542,632	542,472	(160)
SSE plc (United Kingdom)	25,277	507,145	507,388	243

	143,140	1,049,777	1,049,860	83

Total Utilities	143,140	1,049,777	1,049,860	83

Total Long Positions of Total Return Basket Swap	1,055,605	12,417,182	12,416,547	(635)

Short Positions
Common Stocks
Consumer Discretionary - 1.4%
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	6,461	433,339	433,339	—
Hotels, Restaurants & Leisure - 0.2%
Chipotle Mexican Grill, Inc. (a)	276	117,021	117,021	—
Red Robin Gourmet Burgers, Inc. (a)	8,879	429,389	429,389	—

	9,155	546,410	546,410	—

Leisure Products - 0.1%
Polaris Industries, Inc.	4,465	440,919	440,919	—
Media - 0.1%
Dentsu, Inc. (Japan)	9,100	441,466	434,749	6,717
Multiline Retail - 0.0% (g)
Hudson’s Bay Co. (Canada)	2,900	36,449	36,449	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Consumer Discretionary - continued
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	2,926	497,010	497,010	—
CarMax, Inc. (a)	8,785	511,814	511,814	—
L Brands, Inc.	6,336	468,231	468,231	—
Lithia Motors, Inc.	5,976	515,669	515,669	—

	24,023	1,992,724	1,992,724	—

Textiles, Apparel & Luxury Goods - 0.3%
Kering (France)	2,624	498,423	498,686	(263)
NIKE, Inc.	7,533	418,082	418,082	—

	10,157	916,505	916,768	(263)

Total Consumer Discretionary	66,261	4,807,812	4,801,358	6,454

Consumer Staples - 0.4%
Food & Staples Retailing - 0.1%
Aeon Co., Ltd. (Japan)	27,300	396,517	392,279	4,238
Food Products - -0.3%
Associated British Foods plc (United Kingdom)	11,776	419,391	419,192	199
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	6	423,906	423,906	—

	11,782	843,297	843,098	199

Total Consumer Staples	39,082	1,239,814	1,235,377	4,437

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cobalt International Energy, Inc. (a)	99,658	148,491	148,491	—
Oasis Petroleum, Inc. (a)	44,604	338,990	338,990	—

	144,262	487,481	487,481	—

Total Energy	144,262	487,481	487,481	—

Financials - 0.8%
Capital Markets - 0.5%
Azimut Holding S.p.A. (Italy)	24,604	386,752	387,446	(694)
Banca Generali S.p.A. (Italy)	6,687	138,158	138,431	(273)
Deutsche Bank AG (Germany) (a)	30,977	416,453	416,588	(135)
Hargreaves Lansdown plc (United Kingdom)	25,822	443,922	443,804	118
ICAP plc (United Kingdom)	71,414	420,582	419,460	1,122

	159,504	1,805,867	1,805,729	138

Consumer Finance - 0.2%
Provident Financial plc (United Kingdom)	14,048	503,653	503,778	(125)
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	14,602	415,427	415,427	—

Total Financials	188,154	2,724,947	2,724,934	13

Health Care - -0.3%
Health Care Providers & Services - 0.1%
Acadia Healthcare Co, Inc. (a)	7,649	432,169	432,169	—
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE (Luxembourg)	1,140	427,537	427,653	(116)

Total Health Care	8,789	859,706	859,822	(116)

Industrials - 0.9%
Aerospace & Defense - 0.2%
Cobham plc (United Kingdom)	202,393	458,303	458,866	(563)
Air Freight & Logistics - 0.2%
Bollore S.A. (France)	124,926	452,243	452,316	(73)
Commercial Services & Supplies - 0.3%
Societe BIC S.A. (France)	3,015	445,616	445,616	—
Sohgo Security Services Co., Ltd. (Japan)	8,600	429,852	424,694	5,158

	11,615	875,468	870,310	5,158

Construction & Engineering - 0.1%
Ferrovial S.A. (Spain)	20,629	423,605	426,986	(3,381)
Machinery - 0.0% (g)
Middleby Corp. (The) (a)	1,000	120,380	120,380	—
Road & Rail - 0.1%
Avis Budget Group, Inc. (a)	13,683	502,577	502,577	—
Trading Companies & Distributors - 0.0% (g)
Univar, Inc. (a)	800	14,648	14,648	—

Total Industrials	375,046	2,847,224	2,846,083	1,141

Information Technology - 0.4%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	9,621	291,035	291,035	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Information Technology - continued
Internet Software & Services - 0.0% (g)
Cornerstone OnDemand, Inc. (a)	2,966	128,102	128,102	—
IT Services - 0.1%
Link Administration Holdings Ltd. (Australia) (a)	46,276	302,535	303,873	(1,338)
Software - 0.2%
Guidewire Software, Inc. (a)	4,849	298,068	298,068	—
salesforce.com, Inc. (a)	3,722	304,460	304,460	—

	8,571	602,528	602,528	—

Total Information Technology	67,434	1,324,200	1,325,538	(1,338)

Materials - 0.6%
Chemicals - 0.6%
Air Liquide S.A. (France)	4,071	434,156	434,015	141
Air Water, Inc. (Japan)	15,000	259,029	255,051	3,978
Essentra plc (United Kingdom)	62,043	398,237	398,097	140
Ferro Corp. (a)	31,951	414,085	414,085	—
Sensient Technologies Corp.	6,056	447,114	447,114	—

	119,121	1,952,621	1,948,362	4,259

Total Materials	119,121	1,952,621	1,948,362	4,259

Telecommunication Services - 0.0% (g)
Diversified Telecommunication Services - 0.0% (g)
SFR Group S.A. (France)	4,249	100,376	100,462	(86)
Utilities - 0.1%
Independent Power & Renewable Electricity
Producers - 0.1%
Dynegy, Inc. (a)	24,515	370,912	370,912	—

Total Short Positions of Total Return Basket Swap	1,036,913	16,715,093	16,700,329	14,764

Total of Long and Short Positions of Total Return Basket Swap	18,692	(4,297,911)	(4,283,782)	14,129

Outstanding swap contract, at value				$14,129

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions

Common Stocks
Consumer Discretionary - 4.9%
Auto Components - 1.2%
Cie Generale des Etablissements Michelin (France)	4,831	493,872	493,766	(106)
Cooper Tire & Rubber Co.	14,602	481,720	481,720	—
Cooper-Standard Holding, Inc. (a)	7,215	635,281	635,281	—
GKN plc (United Kingdom)	126,986	486,364	486,038	(326)
Lear Corp.	4,108	466,053	466,053	—
Linamar Corp. (Canada)	10,802	428,804	428,804	—
Magna International, Inc. (Canada)	12,090	465,766	465,766	—
Valeo S.A. (France)	10,158	521,270	521,116	(154)

	190,792	3,979,130	3,978,544	(586)

Automobiles - 0.5%
Peugeot S.A. (France) (a)	31,391	474,136	474,127	(9)
Renault S.A. (France)	5,134	449,140	448,887	(253)
Thor Industries, Inc.	8,128	622,117	622,117	—

	44,653	1,545,393	1,545,131	(262)

Distributors - 0.1%
Inchcape plc (United Kingdom)	46,863	418,020	417,846	(174)
Hotels, Restaurants & Leisure - 0.6%
Carnival plc	9,120	439,584	438,676	(908)
Ladbrokes plc (United Kingdom)	322,239	591,510	591,325	(185)
William Hill plc (United Kingdom)	110,440	467,572	467,160	(412)
Wyndham Worldwide Corp.	6,202	440,466	440,466	—

	448,001	1,939,132	1,937,627	(1,505)

Household Durables - 0.6%
Bellway plc (United Kingdom)	12,802	355,121	354,904	(217)
Berkeley Group Holdings plc (United Kingdom)	9,593	340,630	340,271	(359)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Consumer Discretionary - continued
Household Durables - continued
Bovis Homes Group plc (United Kingdom)	36,089	390,932	390,839	(93)
KB Home	36,297	569,863	569,863	—
Persimmon plc (United Kingdom)	19,726	440,414	440,434	20

	114,507	2,096,960	2,096,311	(649)

Media - 0.4%
Informa plc (United Kingdom)	52,567	496,728	496,650	(78)
UBM plc (United Kingdom)	54,005	479,941	479,321	(620)
WPP plc (United Kingdom)	21,962	493,534	492,773	(761)

	128,534	1,470,203	1,468,744	(1,459)

Multiline Retail - 0.5%
Big Lots, Inc.	10,626	565,091	565,091	—
Dillard’s, Inc.	8,672	586,921	586,921	—
Target Corp.	7,067	532,357	532,357	—

	26,365	1,684,369	1,684,369	—

Specialty Retail - 1.0%
American Eagle Outfitters, Inc.	37,037	663,703	663,703	—
Best Buy Co., Inc.	14,742	495,331	495,331	—
Children’s Place, Inc. (The)	6,210	519,032	519,032	—
Foot Locker, Inc.	3,177	189,413	189,413	—
GameStop Corp.	19,659	608,446	608,446	—
Outerwall, Inc.	15,086	794,429	794,429	—

	95,911	3,270,354	3,270,354	—

Total Consumer Discretionary	1,095,626	16,403,561	16,398,926	(4,635)

Consumer Staples - 2.0%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	6,433	633,715	633,715	—
Food & Staples Retailing - 0.7%
Koninklijke Ahold Delhaize N.V. (Netherlands)	26,400	630,445	630,278	(167)
Metro, Inc. (Canada)	17,481	635,563	635,563	—
SpartanNash Co.	17,101	538,682	538,682	—
Wm Morrison Supermarkets plc (United Kingdom)	216,111	531,410	531,090	(320)

	277,093	2,336,100	2,335,613	(487)

Food Products - 0.8%
Dean Foods Co.	29,926	552,434	552,434	—
Ebro Foods S.A. (Spain)	21,996	501,667	501,682	15
Fresh Del Monte Produce, Inc.	10,942	622,053	622,053	—
Ingredion, Inc.	4,854	646,747	646,747	—
Pinnacle Foods, Inc.	11,039	554,268	554,268	—

	78,757	2,877,169	2,877,184	15

Tobacco - 0.3%
Imperial Brands plc (United Kingdom)	9,976	525,931	525,705	(226)
Universal Corp.	9,262	549,329	549,329	—

	19,238	1,075,260	1,075,034	(226)

Total Consumer Staples	381,521	6,922,244	6,921,546	(698)

Energy - 3.1%
Energy Equipment & Services - 0.4%
John Wood Group plc (United Kingdom)	56,791	495,681	496,849	1,168
Petrofac Ltd. (United Kingdom)	43,489	429,076	430,003	927
Rowan Cos. plc	32,194	490,637	490,637	—

	132,474	1,415,394	1,417,489	2,095

Oil, Gas & Consumable Fuels - 2.7%
BP plc (United Kingdom)	105,472	595,827	596,724	897
Chevron Corp.	5,650	579,012	579,012	—
CVR Energy, Inc.	20,566	304,377	304,377	—
Enbridge Income Fund Holdings, Inc. (Canada)	22,781	567,060	567,060	—
Euronav N.V. (Belgium)	46,908	403,806	404,273	467
Galp Energia SGPS S.A. (Portugal)	40,307	550,222	552,125	1,903
Koninklijke Vopak N.V. (Netherlands)	10,506	540,185	540,133	(52)
Neste Oil OYJ (Finland)	14,454	547,324	548,522	1,198
Nordic American Tankers Ltd. (Norway)	35,635	438,311	438,311	—
OMV AG (Austria)	20,937	556,281	559,240	2,959
PBF Energy, Inc.	15,612	348,772	348,772	—
Phillips 66	5,877	447,005	447,005	—
Royal Dutch Shell plc (Netherlands)	21,561	571,269	573,495	2,226
TOTAL S.A. (France)	11,339	542,068	545,336	3,268

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Energy - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	8,006	418,554	418,554	—
Veresen, Inc. (Canada)	76,966	651,380	651,380	—
Western Refining, Inc.	20,277	422,775	422,775	—
World Fuel Services Corp.	11,588	551,589	551,589	—

	494,442	9,035,817	9,048,683	12,866

Total Energy	626,916	10,451,211	10,466,172	14,961

Financials - 2.9%
Banks - 0.3%
Fulton Financial Corp.	38,739	528,787	528,787	—
National Bank of Canada (Canada)	17,644	604,192	604,192	—

	56,383	1,132,979	1,132,979	—

Capital Markets - 0.2%
3i Group plc (United Kingdom)	74,223	606,082	606,242	160
Insurance - 2.4%
Ageas (Belgium)	12,751	429,023	428,672	(351)
Allianz SE (Germany)	2,977	427,019	426,559	(460)
American Financial Group, Inc.	5,066	370,325	370,325	—
Aspen Insurance Holdings Ltd. (Bermuda)	12,076	555,013	555,013	—
Baloise Holding AG (Switzerland)	4,504	507,467	506,953	(514)
CNP Assurances (France)	31,160	476,046	476,073	27
First American Financial Corp.	10,718	448,120	448,120	—
Hannover Rueck SE (Germany)	4,386	448,773	448,619	(154)
Hanover Insurance Group, Inc. (The)	6,820	561,559	561,559	—
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,019	503,586	503,481	(105)
Power Corp. of Canada (Canada)	26,122	568,996	568,996	—
Reinsurance Group of America, Inc.	5,400	535,950	535,950	—
SCOR SE (France)	13,495	394,309	394,238	(71)
Swiss Life Holding AG (Switzerland) (a)	2,024	462,563	461,694	(869)
Swiss Re AG (Switzerland)	5,318	446,367	445,789	(578)
Talanx AG (Germany)	15,483	465,898	465,677	(221)
Validus Holdings Ltd. (Bermuda)	12,394	612,635	612,635	—

	173,713	8,213,649	8,210,353	(3,296)

Total Financials	304,319	9,952,710	9,949,574	(3,136)

Health Care - 2.4%
Health Care Equipment & Supplies - 0.2%
CR Bard, Inc.	2,557	572,078	572,078	—
Health Care Providers & Services - 1.4%
Aetna, Inc.	4,594	529,275	529,275	—
Cardinal Health, Inc.	7,305	610,698	610,698	—
Chemed Corp.	3,857	567,519	567,519	—
Express Scripts Holding Co. (a)	5,765	438,544	438,544	—
Magellan Health, Inc. (a)	7,630	522,426	522,426	—
Owens & Minor, Inc.	12,823	457,909	457,909	—
Quest Diagnostics, Inc.	6,281	542,427	542,427	—
UnitedHealth Group, Inc.	3,787	542,298	542,298	—
Universal Health Services, Inc.	4,511	584,310	584,310	—

	56,553	4,795,406	4,795,406	—

Life Sciences Tools & Services - 0.2%
Lonza Group AG (Switzerland) (a)	3,254	613,398	612,794	(604)
Pharmaceuticals - 0.6%
Johnson & Johnson	4,790	599,852	599,852	—
Merck KGaA (Germany)	5,085	561,453	561,567	114
Roche Holding AG (Switzerland)	1,878	483,645	483,428	(217)
STADA Arzneimittel AG (Germany)	10,892	587,857	587,937	80

	22,645	2,232,807	2,232,784	(23)

Total Health Care	85,009	8,213,689	8,213,062	(627)

Industrials - 4.1%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries, Inc.	3,848	664,088	664,088	—
Meggitt plc (United Kingdom)	85,625	496,457	495,934	(523)

	89,473	1,160,545	1,160,022	(523)

Air Freight & Logistics - 0.2%
Royal Mail plc (United Kingdom)	81,752	551,252	551,267	15
Airlines - 0.3%
Alaska Air Group, Inc.	7,477	502,604	502,604	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Industrials - continued
Airlines - continued
Deutsche Lufthansa AG (Germany)	32,421	385,302	385,378	76

	39,898	887,906	887,982	76

Building Products - 0.2%
Owens Corning	10,963	580,052	580,052	—
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	16,042	596,923	596,923	—
Deluxe Corp.	9,984	674,818	674,818	—
RR Donnelley & Sons Co.	31,605	566,362	566,362	—
Tetra Tech, Inc.	16,330	537,747	537,747	—

	73,961	2,375,850	2,375,850	—

Construction & Engineering - 0.8%
ACS Actividades de Construccion y Servicios S.A. (Spain)	17,618	505,226	505,203	(23)
Comfort Systems USA, Inc.	16,315	495,650	495,650	—
Eiffage S.A. (France)	6,940	533,271	533,584	313
MasTec, Inc. (a)	25,609	626,140	626,140	—
Vinci S.A. (France)	7,118	540,263	541,005	742

	73,600	2,700,550	2,701,582	1,032

Electrical Equipment - 0.3%
Nexans S.A. (France) (a)	10,810	545,483	545,543	60
Prysmian S.p.A. (Italy)	21,564	504,351	504,970	619

	32,374	1,049,834	1,050,513	679

Machinery - 0.9%
Barnes Group, Inc.	13,111	497,300	497,300	—
Cargotec Oyj (Finland)	13,413	601,179	601,551	372
Georg Fischer AG (Switzerland)	621	506,501	506,179	(322)
Kennametal, Inc.	23,047	572,948	572,948	—
KION Group AG (Germany)	9,007	493,724	493,890	166
Wabash National Corp. (a)	36,559	529,374	529,374	—

	95,758	3,201,026	3,201,242	216

Professional Services - 0.2%
Korn/Ferry International	13,885	319,494	319,494	—
ManpowerGroup, Inc.	5,596	388,362	388,362	—

	19,481	707,856	707,856	—

Transportation Infrastructure - 0.2%
Flughafen Zuerich AG (Switzerland)	2,843	532,989	532,950	(39)

Total Industrials	520,103	13,747,860	13,749,316	1,456

Information Technology - 3.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.	12,504	381,747	381,747	—
Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	17,475	388,295	388,295	—
Methode Electronics, Inc.	13,416	469,962	469,962	—

	30,891	858,257	858,257	—

Internet Software & Services - 0.1%
j2 Global, Inc.	5,413	361,805	361,805	—
IT Services - 1.1%
Amdocs Ltd.	7,071	412,664	412,664	—
Atos SE (France)	4,464	437,539	437,586	47
CGI Group, Inc. (Canada) (a)	8,940	434,042	434,042	—
Convergys Corp.	15,234	405,986	405,986	—
CSG Systems International, Inc.	9,064	364,917	364,917	—
NeuStar, Inc. (a)	17,379	437,777	437,777	—
Science Applications International Corp.	6,362	386,555	386,555	—
Total System Services, Inc.	7,847	399,569	399,569	—
Western Union Co. (The)	20,236	404,720	404,720	—

	96,597	3,683,769	3,683,816	47

Semiconductors & Semiconductor Equipment - 0.9%
Advanced Energy Industries, Inc. (a)	9,658	393,274	393,274	—
ASM International N.V. (Netherlands)	10,047	391,791	391,593	(198)
BE Semiconductor Industries N.V. (Netherlands)	13,995	415,725	415,585	(140)
Intel Corp.	11,466	399,705	399,705	—
MaxLinear, Inc. (a)	17,589	383,616	383,616	—
MKS Instruments, Inc.	8,646	394,949	394,949	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Information Technology - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc.	18,310	361,623	361,623	—
Tessera Technologies, Inc.	12,944	416,020	416,020	—

	102,655	3,156,703	3,156,365	(338)

Software - 0.6%
Mentor Graphics Corp.	20,054	428,353	428,353	—
Micro Focus International plc (United Kingdom)	17,693	453,330	453,486	156
Nexon Co., Ltd. (Japan)	21,800	329,030	323,183	(5,847)
Oracle Corp.	10,113	415,038	415,038	—
Software AG (Germany)	10,422	420,280	420,516	236

	80,082	2,046,031	2,040,576	(5,455)

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	4,214	439,141	439,141	—

Total Information Technology	332,356	10,927,453	10,921,707	(5,746)

Materials - 1.8%
Chemicals - 0.4%
Dow Chemical Co. (The)	9,979	535,573	535,573	—
LyondellBasell Industries N.V.	5,521	415,510	415,510	—
Trinseo S.A.	10,788	537,135	537,135	—

	26,288	1,488,218	1,488,218	—

Metals & Mining - 1.1%
APERAM S.A. (Luxembourg)	13,212	552,805	553,171	366
Aurubis AG (Germany)	9,199	477,817	477,997	180
Centamin plc (Jersey)	296,424	650,830	651,819	989
Kaiser Aluminum Corp.	6,558	543,330	543,330	—
OZ Minerals Ltd. (Australia)	133,450	648,044	653,382	5,338
Reliance Steel & Aluminum Co.	7,491	587,594	587,594	—

	466,334	3,460,420	3,467,293	6,873

Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	12,251	463,210	463,210	—
UPM-Kymmene OYJ (Finland)	27,153	559,481	559,963	482

	39,404	1,022,691	1,023,173	482

Total Materials	532,026	5,971,329	5,978,684	7,355

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	16,218	509,894	509,894	—
Verizon Communications, Inc.	9,584	531,049	531,049	—

	25,802	1,040,943	1,040,943	—

Wireless Telecommunication Services - 0.2%
Freenet AG (Germany)	17,969	501,531	501,746	215

Total Telecommunication Services	43,771	1,542,474	1,542,689	215

Utilities - 1.6%
Electric Utilities - 0.8%
EDP - Energias de Portugal S.A. (Portugal)	159,960	548,666	548,702	36
Emera, Inc. (Canada)	14,198	529,360	529,360	—
Endesa S.A. (Spain)	24,051	505,379	505,244	(135)
Entergy Corp.	6,538	532,128	532,128	—
Iberdrola S.A. (Spain)	76,798	527,611	527,673	62

	281,545	2,643,144	2,643,107	(37)

Gas Utilities - 0.2%
ONE Gas, Inc.	8,483	551,056	551,056	—
Multi-Utilities - 0.6%
A2A S.p.A. (Italy)	359,557	510,520	510,769	249
CenterPoint Energy, Inc.	24,777	592,666	592,666	—
E.ON SE (Germany)	51,184	548,890	548,941	51
National Grid plc (United Kingdom)	36,232	519,312	519,524	212

	471,750	2,171,388	2,171,900	512

Total Utilities	761,778	5,365,588	5,366,063	475

Total Long Positions of Total Return Basket Swap	4,683,425	89,498,119	89,507,739	9,620

Short Positions

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Common Stocks
Consumer Discretionary - 6.3%
Auto Components - 0.1%
NGK Spark Plug Co., Ltd. (Japan)	21,300	356,131	347,609	8,522
Hotels, Restaurants & Leisure - 2.1%
Accor S.A. (France)	10,446	437,073	437,313	(240)
Belmond Ltd. (United Kingdom) (a)	47,460	545,315	545,315	—
Buffalo Wild Wings, Inc. (a)	3,257	547,046	547,046	—
Chipotle Mexican Grill, Inc. (a)	769	326,048	326,048	—
Choice Hotels International, Inc.	8,677	419,012	419,012	—
ClubCorp Holdings, Inc.	28,672	415,744	415,744	—
Domino’s Pizza Enterprises Ltd. (Australia)	9,130	521,764	523,068	(1,304)
Fiesta Restaurant Group, Inc. (a)	17,915	400,221	400,221	—
Merlin Entertainments plc (United Kingdom)	66,575	416,930	416,496	434
NH Hotel Group S.A. (Spain) (a)	95,810	435,961	436,100	(139)
Penn National Gaming, Inc.(a)	28,816	432,816	432,816	—
Resorttrust, Inc. (Japan)	17,000	390,699	384,709	5,990
Scientific Games Corp. (a)	45,466	484,440	484,440	—
Tabcorp Holdings Ltd. (Australia)	118,444	440,157	440,716	(559)
Whitbread plc (United Kingdom)	7,190	367,207	367,155	52
Wynn Resorts Ltd.	4,719	462,226	462,226	—

	510,346	7,042,659	7,038,425	4,234

Internet & Catalog Retail - 0.7%
HSN, Inc.	8,682	444,171	444,171	—
Rakuten, Inc. (Japan)	38,000	437,782	430,032	7,750
TripAdvisor, Inc. (a)	6,157	430,805	430,805	—
Yoox Net-A-Porter Group (Italy) (a)	15,510	434,198	434,736	(538)
Zalando SE (Germany) (a)	11,509	436,515	436,385	130

	79,858	2,183,471	2,176,129	7,342

Media - 0.9%
Altice N.V. (Netherlands) (a)	24,977	370,695	370,781	(86)
Atresmedia Corp de Medios de Comunicacion S.A. (Spain)	40,503	424,295	424,177	118
EW Scripps Co. (The) (a)	28,282	479,663	479,663	—
Lions Gate Entertainment Corp.	20,146	402,719	402,719	—
Live Nation Entertainment, Inc. (a)	20,220	554,432	554,432	—
Madison Square Garden Co. (The) (a)	2,436	445,276	445,276	—
Telenet Group Holding N.V. (Belgium) (a)	9,217	437,173	437,130	43

	145,781	3,114,253	3,114,178	75

Multiline Retail - 0.5%
Isetan Mitsukoshi Holdings Ltd. (Japan)	47,800	477,368	469,683	7,685
Next plc (United Kingdom)	5,738	381,596	381,492	104
Ollie’s Bargain Outlet Holdings, Inc. (a)	16,839	440,171	440,171	—
Ryohin Keikaku Co., Ltd. (Japan)	2,100	471,927	466,225	5,702

	72,477	1,771,062	1,757,571	13,491

Specialty Retail - 0.7%
Burlington Stores, Inc. (a)	5,636	431,210	431,210	—
CST Brands, Inc.	9,904	442,907	442,907	—
Dufry AG (Switzerland) (a)	3,912	450,453	450,161	292
Fast Retailing Co., Ltd. (Japan)	1,500	491,449	484,061	7,388
Restoration Hardware Holdings, Inc. (a)	13,468	414,949	414,949	—

	34,420	2,230,968	2,223,288	7,680

Textiles, Apparel & Luxury Goods - 1.3%
Asics Corp. (Japan)	19,700	367,414	361,518	5,896
Cie Financiere Richemont S.A. (Switzerland)	6,420	390,486	390,284	202
Crocs, Inc. (a)	36,638	415,109	415,109	—
G-III Apparel Group Ltd. (a)	9,777	391,373	391,373	—
Gildan Activewear, Inc. (Canada)	14,500	425,455	425,455	—
Hermes International (France)	1,215	522,701	522,895	(194)
Hugo Boss AG (Germany)	6,781	402,180	402,423	(243)
Kate Spade & Co. (a)	17,277	374,738	374,738	—
lululemon athletica, Inc. (Canada) (a)	5,765	447,652	447,652	—
Luxottica Group S.p.A. (Italy)	8,019	389,181	389,836	(655)
Under Armour, Inc. (a)	10,349	408,372	408,372	—

	136,441	4,534,661	4,529,655	5,006

Total Consumer Discretionary	1,000,623	21,233,205	21,186,855	46,350

Consumer Staples - 2.7%
Beverages - 0.4%
Anheuser-Busch InBev N.V. (Belgium)	3,243	418,040	418,970	(930)
Boston Beer Co., Inc. (The) (a)	2,865	523,951	523,951	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Consumer Staples - continued
Beverages - continued
Brown-Forman Corp.	4,478	439,695	439,695	—

	10,586	1,381,686	1,382,616	(930)

Food & Staples Retailing - 0.6%
Cosmos Pharmaceutical Corp. (Japan)	2,100	442,495	440,697	1,798
Costco Wholesale Corp.	2,534	423,735	423,735	—
PriceSmart, Inc.	5,136	399,992	399,992	—
Tesco plc (United Kingdom) (a)	161,924	334,306	333,858	448
United Natural Foods, Inc. (a)	8,310	415,334	415,334	—

	180,004	2,015,862	2,013,616	2,246

Food Products - 0.8%
Aryzta AG (Switzerland) (a)	11,013	414,181	413,748	433
Barry Callebaut AG (Switzerland) (a)	331	433,046	432,614	432
Calbee, Inc. (Japan)	12,200	539,246	532,670	6,576
Kerry Group plc (Ireland)	4,777	408,829	408,742	87
Kewpie Corp. (Japan)	13,300	412,550	409,526	3,024
Yakult Honsha Co., Ltd. (Japan)	10,200	493,830	487,123	6,707

	51,821	2,701,682	2,684,423	17,259

Household Products - 0.4%
B&M European Value Retail S.A. (Luxembourg) (a)	115,471	393,206	393,030	176
Pigeon Corp. (Japan)	17,300	437,438	432,755	4,683
Unicharm Corp. (Japan)	19,000	395,512	390,671	4,841

	151,771	1,226,156	1,216,456	9,700

Personal Products - 0.4%
Beiersdorf AG (Germany)	4,469	419,643	419,862	(219)
Edgewell Personal Care Co. (a)	5,096	431,173	431,173	—
Kose Corp. (Japan)	5,100	478,835	469,653	9,182

	14,665	1,329,651	1,320,688	8,963

Tobacco - 0.1%
Vector Group Ltd.	21,158	467,380	467,380	—

Total Consumer Staples	430,005	9,122,417	9,085,179	37,238

Energy - 3.3%
Energy Equipment & Services - -0.3%
Saipem S.p.A. (Italy) (a)	885,879	387,152	388,146	(994)
Weatherford International plc (Switzerland) (a)	81,679	463,937	463,937	—

	967,558	851,089	852,083	(994)

Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	9,468	516,290	516,290	—
Cheniere Energy, Inc. (a)	11,621	486,106	486,106	—
Cobalt International Energy, Inc. (a)	206,425	307,573	307,573	—
Concho Resources, Inc. (a)	3,919	486,740	486,740	—
Continental Resources, Inc. (a)	10,751	473,582	473,582	—
EQT Corp.	6,555	477,597	477,597	—
Gulfport Energy Corp. (a)	15,702	456,771	456,771	—
Kosmos Energy Ltd. (a)	81,313	451,287	451,287	—
Matador Resources Co. (a)	23,255	490,448	490,448	—
MEG Energy Corp. (Canada) (a)	87,661	371,283	371,283	—
Noble Energy, Inc.	12,559	448,607	448,607	—
PDC Energy, Inc. (a)	7,594	415,923	415,923	—
PrairieSky Royalty Ltd. (Canada)	22,640	440,610	440,610	—
Range Resources Corp.	10,486	422,691	422,691	—
Rice Energy, Inc. (a)	21,729	506,720	506,720	—
RSP Permian, Inc. (a)	13,704	492,659	492,659	—
Seven Generations Energy Ltd. (Canada) (a)	22,400	470,080	470,080	—
SM Energy Co.	15,217	412,837	412,837	—
Synergy Resources Corp. (a)	65,935	429,237	429,237	—
Tourmaline Oil Corp. (Canada) (a)	16,420	420,671	420,671	—
Tullow Oil plc (United Kingdom) (a)	136,574	357,342	359,696	(2,354)
Vermilion Energy, Inc. (Canada)	13,488	449,376	449,376	—
WPX Energy, Inc. (a)	43,793	437,492	437,492	—

	859,209	10,221,922	10,224,276	(2,354)

Total Energy	1,826,767	11,073,011	11,076,359	(3,348)

Financials - 4.3%
Banks - 0.6%
Banco Espirito Santo S.A. (Portugal) (a)	35,937	(19)	—	(19)
Bank of Ireland (Ireland) (a)	2,054,485	424,929	424,787	142

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Financials - continued
Banks - continued
Bank of Kyoto Ltd. (The) (Japan)	65,000	445,288	437,554	7,734
Liberbank S.A. (Spain) (a)	401,426	306,527	306,800	(273)
Royal Bank of Scotland Group plc (United Kingdom) (a)	137,970	351,316	351,166	150
Standard Chartered plc (United Kingdom)	51,531	412,329	412,048	281

	2,746,349	1,940,370	1,932,355	8,015

Capital Markets - 0.9%
Banca Generali S.p.A. (Italy)	14,552	300,653	301,248	(595)
Charles Schwab Corp. (The)	17,571	499,368	499,368	—
Financial Engines, Inc.	14,028	370,199	370,199	—
Julius Baer Group Ltd. (Switzerland) (a)	10,842	445,001	444,566	435
Schroders plc (United Kingdom)	12,436	430,881	431,014	(133)
Stifel Financial Corp. (a)	14,896	526,574	526,574	—
TD Ameritrade Holding Corp.	13,984	424,554	424,554	—

	98,309	2,997,230	2,997,523	(293)

Consumer Finance - 0.2%
Aiful Corp. (Japan) (a)	135,200	412,086	404,706	7,380
LendingClub Corp. (a)	92,323	426,532	426,532	—

	227,523	838,618	831,238	7,380

Diversified Financial Services - 0.9%
Ackermans & van Haaren N.V. (Belgium) (a)	3,472	420,194	420,259	(65)
CBOE Holdings, Inc.	7,180	493,984	493,984	—
Element Financial Corp. (Canada)	40,395	433,759	433,759	—
Leucadia National Corp.	16,993	310,292	310,292	—
Moody’s Corp.	4,908	520,297	520,297	—
Onex Corp. (Canada)	6,942	430,934	430,934	—
Wendel S.A. (France)	3,938	420,325	420,616	(291)

	83,828	3,029,785	3,030,141	(356)

Insurance - 0.3%
Japan Post Holdings Co., Ltd. (Japan)	38,600	515,625	509,789	5,836
St. James’s Place plc (United Kingdom)	40,765	499,581	498,899	682

	79,365	1,015,206	1,008,688	6,518

Real Estate Management & Development - 1.3%
Aeon Mall Co., Ltd. (Japan)	29,500	401,872	396,331	5,541
Capital & Counties Properties plc (United Kingdom)	91,190	351,195	350,694	501
Howard Hughes Corp. (The) (a)	4,164	497,431	497,431	—
Hulic Co., Ltd. (Japan)	47,600	501,028	493,743	7,285
Kennedy-Wilson Holdings, Inc.	23,460	493,833	493,833	—
Mitsubishi Estate Co., Ltd. (Japan)	23,000	434,821	427,745	7,076
Mitsui Fudosan Co., Ltd. (Japan)	18,000	397,540	389,623	7,917
NTT Urban Development Corp. (Japan)	48,800	527,529	520,089	7,440
Realogy Holdings Corp. (a)	12,210	378,388	378,388	—
Sumitomo Realty & Development Co., Ltd. (Japan)	14,000	368,472	362,240	6,232

	311,924	4,352,109	4,310,117	41,992

Thrifts & Mortgage Finance - 0.1%
PHH Corp. (a)	31,891	465,928	465,928	—

Total Financials	3,579,189	14,639,246	14,575,990	63,256

Health Care - 2.8%
Health Care Equipment & Supplies - 1.1%
DexCom, Inc. (a)	4,808	443,442	443,442	—
Endologix, Inc. (a)	30,116	424,937	424,937	—
Insulet Corp. (a)	13,297	470,581	470,581	—
Neogen Corp. (a)	8,534	470,650	470,650	—
NxStage Medical, Inc. (a)	19,775	437,225	437,225	—
Olympus Corp. (Japan)	12,400	435,067	427,897	7,170
Wright Medical Group N.V. (Netherlands) (a)	21,517	471,868	471,868	—
Zeltiq Aesthetics, Inc. (a)	13,813	468,951	468,951	—

	124,260	3,622,721	3,615,551	7,170

Health Care Providers & Services - 0.4%
Diplomat Pharmacy, Inc. (a)	12,075	433,855	433,855	—
Healthscope Ltd. (Australia)	221,778	498,879	499,495	(616)
Ramsay Health Care Ltd. (Australia)	8,808	527,392	527,650	(258)

	242,661	1,460,126	1,461,000	(874)

Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	9,209	489,458	489,458	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Health Care - continued
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	3,309	550,452	550,452	—
MorphoSys AG (Germany) (a)	8,841	391,416	391,732	(316)

	12,150	941,868	942,184	(316)

Pharmaceuticals - 0.9%
Cempra, Inc. (a)	25,950	466,322	466,322	—
Medicines Co. (The) (a)	13,878	542,769	542,769	—
Nektar Therapeutics (a)	31,936	552,173	552,173	—
Pacira Pharmaceuticals, Inc. (a)	11,255	407,994	407,994	—
Takeda Pharmaceutical Co., Ltd. (Japan)	10,600	476,628	472,317	4,311
TherapeuticsMD, Inc. (a)	50,459	392,066	392,066	—

	144,078	2,837,952	2,833,641	4,311

Total Health Care	532,358	9,352,125	9,341,834	10,291

Industrials - 7.2%
Aerospace & Defense - 0.9%
Airbus Group SE (France)	6,848	402,939	403,985	(1,046)
Bombardier, Inc. (Canada) (a)	286,197	429,630	429,630	—
Finmeccanica S.p.A. (Italy) (a)	38,524	439,743	440,086	(343)
Hexcel Corp.	10,087	435,456	435,456	—
Rolls-Royce Holdings plc (United Kingdom) (a)	136,814	181	181	—
Rolls-Royce Holdings plc (United Kingdom) (a)	45,843	479,907	479,683	224
TASER International, Inc. (a)	17,315	501,442	501,442	—
Zodiac Aerospace (France)	22,790	513,406	513,170	236

	564,418	3,202,704	3,203,633	(929)

Air Freight & Logistics - 0.1%
Yamato Holdings Co., Ltd. (Japan)	18,500	458,443	455,246	3,197
Airlines - -0.1%
Spirit Airlines, Inc. (a)	9,599	410,357	410,357	—
Building Products - -0.4%
Advanced Drainage Systems, Inc.	16,006	427,520	427,520	—
Armstrong World Industries, Inc. (a)	9,971	423,468	423,468	—
Nippon Sheet Glass Co., Ltd. (Japan) (a)	569,000	423,816	416,505	7,311

	594,977	1,274,804	1,267,493	7,311

Commercial Services & Supplies - 1.3%
Bilfinger SE (Germany) (a)	14,428	439,153	439,276	(123)
Brambles Ltd. (Australia)	52,653	538,183	538,625	(442)
Clean Harbors, Inc. (a)	9,839	505,921	505,921	—
Covanta Holding Corp.	28,580	457,852	457,852	—
G4S plc (United Kingdom)	153,347	378,090	377,839	251
Mineral Resources Ltd. (Australia)	73,724	550,181	552,865	(2,684)
Serco Group plc (United Kingdom) (a)	334,042	528,737	529,176	(439)
Stericycle, Inc. (a)	3,755	338,964	338,964	—
Tyco International plc	10,561	481,265	481,265	—

	680,929	4,218,346	4,221,783	(3,437)

Construction & Engineering - 0.3%
Balfour Beatty plc (United Kingdom) (a)	147,881	433,896	433,797	99
OCI N.V. (Netherlands) (a)	32,540	496,947	496,950	(3)

	180,421	930,843	930,747	96

Electrical Equipment - 0.4%
Mabuchi Motor Co., Ltd. (Japan)	9,600	444,083	434,712	9,371
Nidec Corp. (Japan)	4,900	453,095	444,631	8,464
Sensata Technologies Holding N.V. (a)	11,098	420,836	420,836	—

	25,598	1,318,014	1,300,179	17,835

Machinery - 1.2%
Alstom S.A. (France) (a)	17,378	427,721	427,925	(204)
Deere & Co.	5,507	427,949	427,949	—
Donaldson Co., Inc.	13,817	499,208	499,208	—
Flowserve Corp.	9,928	475,055	475,055	—
Konecranes OYJ (Finland)	16,743	504,281	504,713	(432)
Melrose Industries plc (United Kingdom)	48,689	441,074	440,941	133
Navistar International Corp. (a)	35,217	451,482	451,482	—
OC Oerlikon Corp. AG (Switzerland) (a)	43,048	402,853	402,857	(4)
Proto Labs, Inc. (a)	5,719	314,774	314,774	—

	196,046	3,944,397	3,944,904	(507)

Professional Services - 0.3%
Bureau Veritas S.A. (France)	22,474	488,197	488,425	(228)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Industrials - continued
Professional Services - continued
IHS Markit Ltd. (United Kingdom) (a)	3,120	108,389	108,389	—
SEEK Ltd. (Australia)	41,662	528,739	530,124	(1,385)

	67,256	1,125,325	1,126,938	(1,613)

Road & Rail - 1.1%
Genesee & Wyoming, Inc. (a)	7,032	455,322	455,322	—
Heartland Express, Inc.	26,450	489,854	489,854	—
Hertz Global Holdings, Inc. (a)	10,212	497,140	497,140	—
Kansas City Southern	4,725	454,120	454,120	—
Keio Corp. (Japan)	45,000	422,943	418,704	4,239
Knight Transportation, Inc.	14,653	437,099	437,099	—
Odakyu Electric Railway Co., Ltd. (Japan)	36,000	430,440	426,203	4,237
Old Dominion Freight Line, Inc. (a)	7,740	539,168	539,168	—

	151,812	3,726,086	3,717,610	8,476

Trading Companies & Distributors - 0.4%
Ashtead Group plc (United Kingdom)	26,823	424,567	424,536	31
Brenntag AG (Germany)	8,564	425,206	425,425	(219)
Herc Holdings, Inc. (a)	3,404	120,337	120,337	—
MISUMI Group, Inc. (Japan)	23,600	439,919	433,460	6,459

	62,391	1,410,029	1,403,758	6,271

Transportation Infrastructure - 0.7%
Abertis Infraestructuras S.A. (Spain)	34,128	536,827	536,861	(34)
Groupe Eurotunnel SE (France)	37,649	391,199	391,276	(77)
Macquarie Infrastructure Corp.	6,352	486,881	486,881	—
Mitsubishi Logistics Corp. (Japan)	38,000	536,286	529,099	7,187
Qube Holdings Ltd. (Australia)	237,227	459,716	459,529	187

	353,356	2,410,909	2,403,646	7,263

Total Industrials	2,905,303	24,430,257	24,386,294	43,963

Information Technology - 4.1%
Communications Equipment - -0.3%
Nokia OYJ (Finland)	56,159	322,719	324,010	(1,291)
Palo Alto Networks, Inc. (a)	2,396	313,612	313,612	—
ViaSat, Inc. (a)	4,652	343,457	343,457	—

	63,207	979,788	981,079	(1,291)

Electronic Equipment, Instruments & Components - 0.4%
Hamamatsu Photonics KK (Japan)	12,700	379,625	372,850	6,775
Japan Display, Inc. (Japan) (a)	180,300	330,436	323,649	6,787
Keyence Corp. (Japan)	400	285,863	282,150	3,713
Zebra Technologies Corp. (a)	5,565	295,001	295,001	—

	198,965	1,290,925	1,273,650	17,275

Internet Software & Services - 0.9%
2U, Inc. (a)	10,054	351,689	351,689	—
Benefitfocus, Inc. (a)	8,911	383,173	383,173	—
carsales.com Ltd. (Australia)	27,406	264,713	265,018	(305)
CoStar Group, Inc. (a)	1,376	286,070	286,070	—
Envestnet, Inc. (a)	8,993	343,263	343,263	—
Hortonworks, Inc. (a)	28,460	333,267	333,267	—
New Relic, Inc. (a)	10,155	349,738	349,738	—
Pandora Media, Inc. (a)	26,645	362,372	362,372	—
Twitter, Inc. (a)	17,500	291,200	291,200	—
Yelp, Inc. (a)	9,639	310,087	310,087	—

	149,139	3,275,572	3,275,877	(305)

IT Services - 0.3%
EPAM Systems, Inc. (a)	4,243	298,028	298,028	—
InterXion Holding N.V. (Netherlands) (a)	8,440	319,707	319,707	—
Worldpay Group plc (United Kingdom) (a)	91,306	354,542	354,184	358

	103,989	972,277	971,919	358

Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. (a)	42,342	290,466	290,466	—
Cavium, Inc. (a)	8,122	379,054	379,054	—
U-Blox AG (Switzerland) (a)	1,195	302,572	302,429	143
Veeco Instruments, Inc. (a)	17,853	299,395	299,395	—

	69,512	1,271,487	1,271,344	143

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Information Technology - continued
Software - 1.7%
Autodesk, Inc. (a)	5,863	348,555	348,555	—
Barracuda Networks, Inc. (a)	14,234	314,287	314,287	—
Fair Isaac Corp.	1,170	148,169	148,169	—
FireEye, Inc. (a)	19,000	330,980	330,980	—
Globant S.A. (Luxembourg) (a)	8,103	341,866	341,865	1
HubSpot, Inc. (a)	5,593	305,322	305,322	—
Imperva, Inc. (a)	6,397	301,427	301,427	—
Infoblox, Inc. (a)	15,929	298,191	298,191	—
Mobileye N.V. (Israel) (a)	6,225	298,240	298,240	—
Nintendo Co., Ltd. (Japan)	1,400	295,064	290,594	4,470
Proofpoint, Inc. (a)	4,782	362,810	362,810	—
PTC, Inc. (a)	8,892	353,279	353,279	—
RingCentral, Inc. (a)	16,072	370,138	370,138	—
ServiceNow, Inc. (a)	5,065	379,470	379,470	—
Splunk, Inc. (a)	5,520	345,221	345,221	—
Tableau Software, Inc. (a)	5,265	297,525	297,525	—
Workday, Inc. (a)	3,690	307,525	307,525	—
Zendesk, Inc. (a)	11,256	340,381	340,381	—

	144,456	5,738,450	5,733,979	4,471

Technology Hardware, Storage & Peripherals - 0.2%
Nimble Storage, Inc. (a)	34,829	259,128	259,128	—
Stratasys Ltd. (a)	14,131	295,903	295,903	—

	48,960	555,031	555,031	—

Total Information Technology	778,228	14,083,530	14,062,879	20,651

Materials - -3.1%
Chemicals - -1.3%
Axalta Coating Systems Ltd. (a)	15,100	431,105	431,105	—
FMC Corp.	9,122	433,660	433,660	—
K+S AG (Germany)	19,824	414,120	414,361	(241)
Linde AG (Germany)	2,868	412,667	412,174	493
Methanex Corp. (Canada)	13,756	385,819	385,819	—
Nippon Kayaku Co., Ltd. (Japan)	43,000	450,502	444,776	5,726
Nippon Paint Holdings Co., Ltd. (Japan)	16,800	468,427	458,960	9,467
Potash Corp of Saskatchewan, Inc. (Canada)	25,969	404,756	404,756	—
Victrex plc (United Kingdom)	23,414	457,992	457,325	667
WR Grace & Co.	5,376	402,501	402,501	—

	175,229	4,261,549	4,245,437	16,112

Construction Materials - 0.1%
Summit Materials, Inc. (a)	21,900	484,866	484,866	—
Containers & Packaging - 0.2%
Amcor Ltd. (Australia)	37,919	432,824	433,345	(521)
Metals & Mining - 1.4%
Acerinox S.A. (Spain)	38,305	511,973	512,201	(228)
Antofagasta plc (Chile)	57,832	383,072	382,778	294
First Quantum Minerals Ltd. (Canada)	55,823	482,703	482,703	—
Franco-Nevada Corp. (Canada)	5,646	435,326	435,326	—
Fresnillo plc (Mexico)	19,643	501,993	502,662	(669)
Hecla Mining Co.	85,160	552,688	552,688	—
Kobe Steel Ltd. (Japan)	503,000	443,671	435,287	8,384
Outokumpu OYJ (Finland) (a)	96,888	557,310	557,752	(442)
Randgold Resources Ltd. (Jersey)	4	470	471	(1)
Stillwater Mining Co. (a)	31,595	483,404	483,404	—
thyssenkrupp AG (Germany)	20,024	458,930	459,201	(271)

	913,920	4,811,540	4,804,473	7,067

Paper & Forest Products - 0.1%
West Fraser Timber Co., Ltd. (Canada)	13,224	454,355	454,355	—

Total Materials	1,162,192	10,445,134	10,422,476	22,658

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.6%
Euskaltel S.A. (Spain) (a)	46,853	420,415	420,445	(30)
Iliad S.A. (France)	1,728	335,861	335,832	29
Inmarsat plc (United Kingdom)	32,895	340,443	340,121	322

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Telecommunication Services - continued
Diversified Telecommunication Services - continued
SFR Group S.A. (France)	14,157	334,436	334,724	(288)
Telecom Italia S.p.A (Italy)	458,657	391,506	391,918	(412)
Zayo Group Holdings, Inc. (a)	14,493	410,152	410,152	—

	568,783	2,232,813	2,233,192	(379)

Wireless Telecommunication Services - 0.3%
SoftBank Group Corp. (Japan)	8,800	491,855	484,391	7,464
Sprint Corp. (a)	67,942	417,164	417,164	—

	76,742	909,019	901,555	7,464

Total Telecommunication Services	645,525	3,141,832	3,134,747	7,085

Utilities - 1.4%
Electric Utilities - 0.3%
Hokkaido Electric Power Co., Inc. (Japan) (a)	52,400	419,056	415,653	3,403
Hokuriku Electric Power Co. (Japan)	22,100	264,243	262,148	2,095
Kyushu Electric Power Co., Inc. (Japan)	39,700	375,854	371,953	3,901

	114,200	1,059,153	1,049,754	9,399

Independent Power & Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	29,065	399,353	399,353	—
Pattern Energy Group, Inc.	17,255	420,504	420,504	—

	46,320	819,857	819,857	—

Multi-Utilities - 0.4%
Canadian Utilities Ltd. (Canada)	15,796	486,226	486,226	—
Dominion Resources, Inc.	5,869	457,900	457,900	—
Sempra Energy	4,216	471,686	471,686	—

	25,881	1,415,812	1,415,812	—

Water Utilities - 0.5%
American States Water Co.	11,202	483,926	483,926	—
Pennon Group plc (United Kingdom)	38,695	461,922	461,838	84
United Utilities Group plc (United Kingdom)	34,137	459,467	459,249	218

	84,034	1,405,315	1,405,013	302

Total Utilities	270,435	4,700,137	4,690,436	9,701

Total Short Positions of Total Return Basket Swap	13,130,625	122,220,894	121,963,049	257,845

Total of Long and Short Positions of Total Return Basket Swap	8,447,200	(32,722,775)	(32,455,310)	267,465

Outstanding swap contract, at value				$267,465

NOTES TO ADDITIONAL INFORMATION - TOTAL RETURN BASKET SWAPS:

(1)	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date
(2)	Current value represents market value as of July 31, 2016 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	Value represents the unrealized gain (loss) of the positions and was zero at July 31, 2016 as the swap resets on that day.
(a)	Non-income producing security.
(g)	Amount rounds to less than 0.05%.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Systematic Alpha Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of July 31, 2016, net assets of the Fund were $338,174,314 of which $41,658,488, or approximately 12.3%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$27,088,607	$4,943,827	$—		$32,032,434
Consumer Staples	15,367,045	2,688,909	—		18,055,954
Energy	4,859,160	868,922	—		5,728,082
Financials	10,900,112	1,373,140	—		12,273,252
Health Care	14,830,293	1,621,915	—		16,452,208
Industrials	21,017,338	5,920,259	—		26,937,597
Information Technology	39,600,249	2,435,797	—		42,036,046
Materials	11,842,983	10,531,562	—		22,374,545
Telecommunication Services	610,432	1,056,819	—		1,667,251
Utilities	11,670,030	1,267,197	—		12,937,227

Total Common Stocks	157,786,249	32,708,347	—		190,494,596

Preferred Stocks
Consumer Staples	1,179,471	—	—		1,179,471
Financials	3,467,723	—	—		3,467,723
Health Care	362,431	—	—		362,431
Materials	555,670	—	—		555,670
Telecommunication Services	1,359,400	—	—		1,359,400
Utilities	1,663,284	—	—		1,663,284

Total Preferred Stocks	8,587,979	—	—		8,587,979

Debt Securities
Convertible Bonds
Consumer Discretionary	—	4,381,639	—		4,381,639
Energy	—	1,248,847	—		1,248,847
Financials	—	1,875,061	—		1,875,061
Health Care	—	6,637,121	—		6,637,121
Industrials	—	1,134,981	—		1,134,981
Information Technology	—	19,074,482	—		19,074,482
Materials	—	1,664,961	—		1,664,961

Total Convertible Bonds	—	36,017,092	—		36,017,092

Rights
Health Care	—	—	—	(a)	—	(a)
Telecommunication Services	—	—	8,352		8,352

Total Rights	—	—	8,352		8,352

Short-Term Investments
Investment Company	91,447,332	—	—		91,447,332

Total Investments in Securities	$257,821,560	$68,725,439	$8,352		$326,555,351

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$270,728	$—	$270,728
Futures Contracts	4,910,253	78,161	—	4,988,414
Swaps	—	305,622	—	305,622

Total Appreciation in Other Financial Instruments	$4,910,253	$654,511	$—	$5,564,764

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,170,573)	$—	$(1,170,573)
Futures Contracts	(4,732,860)	(59,033)	—	(4,791,893)

Total Depreciation in Other Financial Instruments	$(4,732,860)	$(1,229,606)	$—	$(5,962,466)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of $1,687,293 are due to applying the fair value factors to certain securities as of July 31, 2016.

There were no significant transfers between levels 2 and 3 during the period ended July 31, 2016.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value, as recorded in the Consolidated Statement of Assets and Liabilities (“CSAL”).

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Fund also used index, equity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio per-formance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the Consolidated Statement of Operations (“CSOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the CSOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the CSOI and cash deposited is recorded on the CSAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the CSAL.

The use of futures contracts exposes the Fund to interest rate risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the CSAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the pre-vious day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of July 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Total Return Basket Swaps — The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs, and net dividends become available for cash settlement between the Fund and the swap counterparty are recorded as Due from/to counterparty for swap contract on the CSAL and as net realized gain (loss) on transactions from swaps on the CSOP.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is reported on the CSAL as Restricted cash. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to per-form under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with a single counterparty. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable. The value of each swap is reflected on the CSAL as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the CSOP

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%
	Brazil — 4.2%
2,071	Banco do Brasil S.A.	13,480
826	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (a)	7,798
1,683	EDP - Energias do Brasil S.A.	7,465
1,946	Marfrig Global Foods S.A. (a)	3,421
1,885	MRV Engenharia e Participacoes S.A.	7,819
633	Qualicorp S.A.	4,170
1,869	Vale S.A., ADR	10,748

		54,901

	Chile — 0.5%
2,212	Cencosud S.A.	6,300

	China — 21.7%
1,522	AAC Technologies Holdings, Inc.	14,227
123	Alibaba Group Holding Ltd., ADR (a)	10,149
3,832	Anhui Conch Cement Co., Ltd., Class H	10,082
39,310	Bank of China Ltd., Class H	16,229
1,137	Biostime International Holdings Ltd. (a)	3,689
14,023	China CITIC Bank Corp., Ltd., Class H	8,889
8,409	China Everbright Bank Co., Ltd., Class H	3,665
5,394	China Lesso Group Holdings Ltd.	3,060
3,819	China Mengniu Dairy Co., Ltd.	6,398
6,525	China Merchants Bank Co., Ltd., Class H	13,992
4,162	China Railway Construction Corp., Ltd., Class H	5,017
6,370	China Vanke Co., Ltd., Class H	14,444
396	Chlitina Holding Ltd.	2,300
6,660	CSPC Pharmaceutical Group Ltd.	5,767
14,955	Geely Automobile Holdings Ltd.	9,864
6,129	Great Wall Motor Co., Ltd., Class H	6,390
6,592	Guangzhou Automobile Group Co., Ltd., Class H	8,480
8,522	Huadian Power International Corp., Ltd., Class H	4,041
9,512	Huaneng Power International, Inc., Class H	5,860
52,384	Industrial & Commercial Bank of China Ltd., Class H	29,885
81	NetEase, Inc., ADR	16,514
107	New Oriental Education & Technology Group, Inc., ADR	4,715
6,086	PICC Property & Casualty Co., Ltd., Class H	9,483
1,637	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	3,892
4,886	Shenzhen Expressway Co., Ltd., Class H	4,614
615	Shenzhou International Group Holdings Ltd.	3,247

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
2,513	Sinopharm Group Co., Ltd., Class H	12,207
1,989	Sunny Optical Technology Group Co., Ltd.	7,940
858	Tencent Holdings Ltd.	20,726
2,487	TravelSky Technology Ltd., Class H	4,773
623	Trina Solar Ltd., ADR (a)	5,140
1,486	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,021
9,342	Xinyi Solar Holdings Ltd.	3,587
4,104	Zhejiang Expressway Co., Ltd., Class H	4,250

		285,537

	Cyprus — 0.2%
180	QIWI plc, ADR	2,141

	Egypt — 0.1%
202	Commercial International Bank Egypt SAE, GDR	766

	Hong Kong — 4.9%
4,048	China Overseas Land & Investment Ltd.	13,353
7,960	China Power International Development Ltd.	3,250
4,502	China Resources Land Ltd.	11,230
3,164	COSCO Pacific Ltd.	3,268
3,096	Shenzhen International Holdings Ltd.	4,511
12,658	Sino Biopharmaceutical Ltd.	8,480
7,680	Skyworth Digital Holdings Ltd.	5,752
13,324	WH Group Ltd. (e)	10,522
5,112	Xinyi Glass Holdings Ltd. (a)	3,912

		64,278

	Hungary — 1.4%
105	MOL Hungarian Oil & Gas plc	6,613
457	OTP Bank plc	11,133

		17,746

	India — 3.7%
1,668	Bharat Petroleum Corp., Ltd.	14,760
866	HCL Technologies Ltd.	9,753
747	Hindustan Petroleum Corp., Ltd.	14,058
277	Tata Motors Ltd., ADR	10,467

		49,038

	Indonesia — 0.3%
652	Gudang Garam Tbk PT	3,369

	Malaysia — 1.5%
11,377	AirAsia Bhd	8,198
3,346	Tenaga Nasional Bhd	11,825

		20,023

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Mexico — 1.9%
863	Arca Continental S.A.B. de C.V.	5,549
446	Coca-Cola Femsa S.A.B. de C.V., Series L	3,504
117	Fomento Economico Mexicano S.A.B. de C.V., ADR	10,494
356	Gruma S.A.B. de C.V., Class B	5,125

		24,672

	Netherlands — 1.1%
2,368	Steinhoff International Holdings N.V.	14,977

	Poland — 2.8%
440	Eurocash S.A.	5,906
561	KGHM Polska Miedz S.A.	11,333
879	Polski Koncern Naftowy Orlen S.A.	14,081
3,886	Polskie Gornictwo Naftowe i Gazownictwo S.A.	5,392

		36,712

	Russia — 7.2%
2,833	Gazprom PJSC, ADR	11,608
365	Lukoil PJSC, ADR	15,702
44	Magnit PJSC	6,765
16,391	Magnitogorsk Iron & Steel OJSC	7,306
1,365	Mobile TeleSystems PJSC, ADR	12,131
5,263	Moscow Exchange MICEX-RTS PJSC	9,034
140	Ros Agro plc, GDR (e)	2,023
10	Ros Agro plc, Reg. S, GDR	143
1,674	Sberbank PAO, ADR	14,589
366	Severstal PJSC, Reg. S, GDR	4,334
255	Tatneft PJSC, ADR	7,265
198	X5 Retail Group N.V., GDR (a)	4,315

		95,215

	Singapore — 0.6%
287	Jardine Cycle & Carriage Ltd.	8,426

	South Africa — 1.1%
506	SPAR Group Ltd. (The)	7,545
261	Tiger Brands Ltd.	7,337

		14,882

	South Korea — 18.5%
24	Amorepacific Corp.	8,157
20	BGF retail Co., Ltd.	3,507
33	Com2uSCorp (a)	3,448
97	Coway Co., Ltd.	7,378
204	Hankook Tire Co., Ltd.	9,861
55	Hyundai Mobis Co., Ltd.	12,478
278	Kangwon Land, Inc.	10,160
344	Kia Motors Corp.	12,960

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Korea — continued
296	Korea Electric Power Corp.	16,219
145	KT&G Corp.	15,688
613	LG Display Co., Ltd.	17,007
10	LG Household & Health Care Ltd.	9,160
377	LG Uplus Corp.	3,686
35	Mando Corp.	8,192
58	NCSoft Corp.	13,016
8	NongShim Co., Ltd.	2,365
257	Partron Co., Ltd.	2,722
18	Samsung Electronics Co., Ltd.	24,779
341	Shinhan Financial Group Co., Ltd.	12,179
459	SK Hynix, Inc.	14,125
110	SK Innovation Co., Ltd.	14,438
159	S-Oil Corp.	10,916
1,323	Woori Bank	11,940

		244,381

	Taiwan — 12.7%
4,692	Accton Technology Corp.	8,150
1,049	Casetek Holdings Ltd.	4,237
937	Catcher Technology Co., Ltd.	6,533
2,776	Elite Material Co., Ltd.	6,310
2,137	FLEXium Interconnect, Inc.	5,707
968	Grape King Bio Ltd.	6,497
4,766	Hon Hai Precision Industry Co., Ltd.	13,153
19,890	Innolux Corp.	7,367
6,589	King Yuan Electronics Co., Ltd. (a)	6,303
153	Largan Precision Co., Ltd.	16,449
4,216	Pegatron Corp.	10,378
2,945	Powertech Technology, Inc.	7,495
1,218	Realtek Semiconductor Corp.	4,417
1,300	Shin Zu Shing Co., Ltd.	4,408
227	Silicon Motion Technology Corp., ADR	11,728
221	St. Shine Optical Co., Ltd.	5,350
493	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,683
3,791	Tong Yang Industry Co., Ltd.	6,824
6,255	Uni-President Enterprises Corp.	12,784
3,216	Win Semiconductors Corp.	5,904
1,576	Zhen Ding Technology Holding Ltd.	3,241

		166,918

	Thailand — 4.3%
8,413	Charoen Pokphand Foods PCL, NVDR	6,781
43,135	IRPC PCL, NVDR	6,159
24,513	Krung Thai Bank PCL, NVDR	12,275
1,478	PTT PCL, NVDR	14,138

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thailand — continued
21,430	Star Petroleum Refining PCL, NVDR	5,694
9,248	Thai Beverage PCL	7,149
2,895	Thai Oil PCL, NVDR	5,071

		57,267

	Turkey — 5.9%
4,422	Akbank TAS	11,427
1,267	Arcelik A.S.	8,668
565	BIM Birlesik Magazalar A.S.	10,443
874	Dogus Otomotiv Servis ve Ticaret A.S.	3,052
9,336	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	8,362
6,349	Eregli Demir ve Celik Fabrikalari TAS	9,663
599	TAV Havalimanlari Holding A.S.	2,198
3,614	Tekfen Holding A.S.	8,922
842	Tofas Turk Otomobil Fabrikasi A.S.	6,663
3,061	Turkiye Sise ve Cam Fabrikalari A.S.	3,448
774	Ulker Biskuvi Sanayi A.S.	5,132

		77,978

	United Arab Emirates — 1.5%
8,167	Aldar Properties PJSC	6,413
7,309	Emaar Properties PJSC	13,715

		20,128

	Total Common Stocks (Cost $1,201,546)	1,265,655

Preferred Stocks — 1.4%
	Brazil — 0.7%
534	Braskem S.A., Class A	3,073
438	Cia Brasileira de Distribuicao	6,623

		9,696

	Russia — 0.7%
18,331	Surgutneftegas OJSC	9,060

	Total Preferred Stocks (Cost $21,689)	18,756

Short-Term Investment — 1.2%
	Investment Company — 1.2%
15,911	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $15,911)	15,911

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 98.7% (Cost $1,239,146)	1,300,322
	Other Assets in Excess of Liabilities — 1.3%	17,423

	NET ASSETS — 100.0%	$1,317,745

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.3%
Oil, Gas & Consumable Fuels	11.9
Electronic Equipment, Instruments & Components	7.2
Semiconductors & Semiconductor Equipment	5.6
Food Products	5.1
Real Estate Management & Development	4.5
Automobiles	4.2
Food & Staples Retailing	4.0
Internet Software & Services	3.6
Technology Hardware, Storage & Peripherals	3.5
Household Durables	3.4
Metals & Mining	3.3
Auto Components	3.2
Electric Utilities	2.7
Beverages	2.1
Personal Products	2.0
Health Care Providers & Services	1.6
Tobacco	1.5
Transportation Infrastructure	1.4
IT Services	1.3
Software	1.3
Pharmaceuticals	1.1
Construction & Engineering	1.1
Independent Power & Renewable Electricity Producers	1.0
Others (each less than 1.0%)	9.9
Short-Term Investment	1.2

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
511	Mini MSCI Emerging Markets Index	09/16/16	USD	$22,522	$244

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,900
Aggregate gross unrealized depreciation	(66,724)

Net unrealized appreciation/depreciation	$61,176

Federal income tax cost of investments	$1,239,146

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$54,901	$—	$—	$54,901
Chile	6,300	—	—	6,300
China	36,518	249,019	—	285,537
Cyprus	2,141	—	—	2,141
Egypt	—	766	—	766
Hong Kong	—	64,278	—	64,278
Hungary	—	17,746	—	17,746
India	10,467	38,571	—	49,038
Indonesia	—	3,369	—	3,369
Malaysia	—	20,023	—	20,023
Mexico	24,672	—	—	24,672
Netherlands	—	14,977	—	14,977
Poland	—	36,712	—	36,712
Russia	14,154	81,061	—	95,215
Singapore	—	8,426	—	8,426
South Africa	—	14,882	—	14,882
South Korea	—	244,381	—	244,381
Taiwan	25,411	141,507	—	166,918
Thailand	—	57,267	—	57,267
Turkey	—	77,978	—	77,978
United Arab Emirates	—	20,128	—	20,128

Total Common Stocks	174,564	1,091,091	—	1,265,655

Preferred Stocks
Brazil	9,696	—	—	9,696
Russia	—	9,060	—	9,060

Total Preferred Stocks	9,696	9,060	—	18,756

Short-Term Investment
Investment Company	15,911	—	—	15,911

Total Investments in Securities	$200,171	$1,100,151	$—	$1,300,322

Appreciation in Other Financial Instruments
Futures Contracts	$244	$—	$—	$244

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $48,188,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2016.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.9%
	Australia — 1.1%
5,165	Oil Search Ltd.	28,304

	Brazil — 11.0%
5,495	AMBEV S.A., ADR	31,762
4,290	BB Seguridade Participacoes S.A.	40,068
6,536	CCR S.A.	37,633
2,336	Cielo S.A.	26,659
3,861	Itau Unibanco Holding S.A. (Preference Shares), ADR	40,346
3,641	Kroton Educacional S.A.	16,393
4,439	Lojas Renner S.A.	37,276
846	Marcopolo S.A. (a)	624
1,800	Ultrapar Participacoes S.A.	41,090
2,312	WEG S.A.	10,908

		282,759

	China — 11.1%
2,610	AAC Technologies Holdings, Inc.	24,392
230	Alibaba Group Holding Ltd., ADR (a)	18,996
156	Baidu, Inc., ADR (a)	24,862
6,281	Chongqing Changan Automobile Co., Ltd., Class B	10,432
17,190	CNOOC Ltd.	20,718
28,040	Geely Automobile Holdings Ltd.	18,494
1,365	JD.com, Inc., ADR (a)	29,563
4,630	Tencent Holdings Ltd.	111,839
1,464	Tsingtao Brewery Co., Ltd., Class H	5,172
1,501	Vipshop Holdings Ltd., ADR (a)	21,355

		285,823

	Cyprus — 0.2%
1,207	Globaltrans Investment plc, Reg. S, GDR	4,866

	Hong Kong — 6.2%
15,772	AIA Group Ltd.	98,244
443	Jardine Matheson Holdings Ltd.	26,347
8,987	Sands China Ltd.	34,387

		158,978

	India — 21.0%
1,504	Asian Paints Ltd.	25,058
1,483	HDFC Bank Ltd.	32,449
903	HDFC Bank Ltd., ADR	62,576
4,542	Housing Development Finance Corp., Ltd.	93,670
1,405	IndusInd Bank Ltd.	24,732
2,659	Infosys Ltd., ADR	43,680
14,559	ITC Ltd.	55,078
2,062	Kotak Mahindra Bank Ltd.	23,550

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — continued
1,580	Lupin Ltd.	41,190
1,999	Tata Consultancy Services Ltd.	78,317
645	Tata Motors Ltd., ADR	24,416
628	UltraTech Cement Ltd.	34,900

		539,616

	Indonesia — 3.1%
61,333	Astra International Tbk PT	36,316
24,221	Bank Central Asia Tbk PT	26,767
20,100	Bank Rakyat Indonesia Persero Tbk PT	17,754

		80,837

	Mexico — 1.4%
2,479	Fibra Uno Administracion S.A. de C.V.	5,056
3,708	Infraestructura Energetica Nova S.A.B. de C.V.	14,979
1,444	Promotora y Operadora de Infraestructura S.A.B. de C.V.	16,839

		36,874

	Panama — 0.8%
321	Copa Holdings S.A., Class A	21,497

	Peru — 1.3%
210	Credicorp Ltd.	33,730

	Russia — 5.8%
735	Lukoil PJSC, ADR	31,622
257	Magnit PJSC	39,714
181	Magnit PJSC, Reg. S, GDR	6,941
664	Mail.Ru Group Ltd., Reg. S, GDR (a)	12,808
27,286	Sberbank PAO	57,640

		148,725

	South Africa — 17.4%
1,503	Aspen Pharmacare Holdings Ltd. (a)	40,585
3,774	Bid Corp. Ltd. (a)	70,428
3,639	Bidvest Group Ltd. (The)	41,832
397	Capitec Bank Holdings Ltd.	17,594
14,439	FirstRand Ltd.	50,528
1,489	Mr Price Group Ltd.	24,554
256	Naspers Ltd., Class N	40,097
2,471	Remgro Ltd.	46,354
8,539	Sanlam Ltd.	40,289
2,237	Shoprite Holdings Ltd.	32,787
6,610	Woolworths Holdings Ltd.	42,602

		447,650

	South Korea — 3.9%
182	Hyundai Motor Co.	21,486
575	Kia Motors Corp.	21,650

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — continued
41	Samsung Electronics Co., Ltd.	56,601

		99,737

	Switzerland — 0.9%
379	Luxoft Holding, Inc. (a)	22,346

	Taiwan — 7.3%
5,433	Delta Electronics, Inc.	28,657
204	Largan Precision Co., Ltd.	21,932
4,364	President Chain Store Corp.	35,456
3,678	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	102,175

		188,220

	Thailand — 2.0%
4,334	Kasikornbank PCL, NVDR	24,637
1,480	Siam Cement PCL (The)	21,801
420	Siam Cement PCL (The), NVDR	6,161

		52,599

	Turkey — 0.4%
964	Ford Otomotiv Sanayi A.S.	10,519

	United Kingdom — 1.2%
551	SABMiller plc	32,207

	United States — 0.8%
280	EPAM Systems, Inc. (a)	19,635

	Total Common Stocks (Cost $2,109,308)	2,494,922

Preferred Stocks — 0.7%
	Brazil — 0.7%
1,071	Itau Unibanco Holding S.A.	11,205
6,486	Marcopolo S.A. (a)	6,161

	Total Preferred Stocks (Cost $18,647)	17,366

Structured Instruments — 0.6%
	China — 0.6%
	Low Exercise Cash Settled Call Warrants — 0.6%
	Chongqing Changan Automobile Co., Ltd.,
3,931	expiring 10/13/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	9,633
2,681	expiring 2/17/17 (Strike Price $1.00) (issued through UBS AG) (a)	6,600

	Total Structured Instruments India (Cost $17,045)	16,233

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant — 0.6%
	Saudi Arabia — 0.6%
1,095	Almarai Co., expiring 07/24/17 (Strike Price $1.00) (a) (Cost $14,986)	15,665

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
32,527	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $32,527)	32,527

	Total Investments — 100.1% (Cost $2,192,513)	2,576,713
	Liabilities in Excess of Other Assets — (0.1)%	(3,183)

	NET ASSETS — 100.0%	$2,573,530

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.8%
IT Services	7.4
Food & Staples Retailing	7.2
Insurance	6.9
Internet Software & Services	6.5
Automobiles	5.6
Oil, Gas & Consumable Fuels	4.7
Semiconductors & Semiconductor Equipment	4.0
Diversified Financial Services	3.8
Thrifts & Mortgage Finance	3.6
Pharmaceuticals	3.2
Multiline Retail	3.1
Electronic Equipment, Instruments & Components	2.9
Beverages	2.7
Industrial Conglomerates	2.6
Construction Materials	2.4
Technology Hardware, Storage & Peripherals	2.2
Tobacco	2.1
Transportation Infrastructure	2.1
Internet & Catalog Retail	2.0
Media	1.6
Hotels, Restaurants & Leisure	1.3
Chemicals	1.0
Specialty Retail	1.0
Others (each less than 1.0%)	4.0
Short-Term Investment	1.3

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$511,326
Aggregate gross unrealized depreciation	(127,126)

Net unrealized appreciation/depreciation	$384,200

Federal income tax cost of investments	$2,192,513

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$28,304	$—	$28,304
Brazil	282,759	—	—	282,759
China	94,776	191,047	—	285,823
Cyprus	—	4,866	—	4,866
Hong Kong	—	158,978	—	158,978
India	130,672	408,944	—	539,616
Indonesia	—	80,837	—	80,837
Mexico	36,874	—	—	36,874
Panama	21,497	—	—	21,497
Peru	33,730	—	—	33,730
Russia	—	148,725	—	148,725
South Africa	—	447,650	—	447,650
South Korea	—	99,737	—	99,737
Switzerland	22,346	—	—	22,346
Taiwan	102,175	86,045	—	188,220
Thailand	—	52,599	—	52,599
Turkey	—	10,519	—	10,519
United Kingdom	—	32,207	—	32,207
United States	19,635	—	—	19,635

Total Common Stocks	744,464	1,750,458	—	2,494,922

Preferred Stocks
Brazil	17,366	—	—	17,366
Structured Instruments
China	—	16,233	—	16,233
Warrant
Saudi Arabia	—	15,665	—	15,665
Short-Term Investment
Investment Company	32,527	—	—	32,527

Total Investments in Securities	$794,357	$1,782,356	$—	$2,576,713

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $26,270,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2016.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.9%
	Brazil — 9.7%
36	AMBEV S.A., ADR	210
10	Banco Bradesco S.A., ADR (a)	90
7	Banco do Brasil S.A.	47
20	BB Seguridade Participacoes S.A.	189
10	Engie Brasil Energia S.A.	136

		672

	Chile — 2.6%
9	Banco Santander Chile, ADR	182

	China — 0.6%
16	Fuyao Glass Industry Group Co., Ltd., Class H (e)	41

	Czech Republic — 3.9%
5	Komercni Banka A.S.	192
25	Moneta Money Bank A.S. (a) (e)	78

		270

	Hong Kong — 11.8%
19	China Mobile Ltd.	235
90	China Resources Power Holdings Co., Ltd.	144
7	Hang Seng Bank Ltd.	122
88	HKT Trust & HKT Ltd.	139
34	Sands China Ltd.	130
4	VTech Holdings Ltd.	47

		817

	Hungary — 1.6%
5	OTP Bank plc	112

	Indonesia — 1.2%
261	Telekomunikasi Indonesia Persero Tbk PT	85

	Mexico — 3.6%
34	Bolsa Mexicana de Valores S.A.B. de C.V.	60
85	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	192

		252

	Poland — 1.3%
13	Powszechny Zaklad Ubezpieczen S.A.	91

	Russia — 7.2%
3	Lukoil PJSC, ADR	120
4	MegaFon PJSC, Reg. S, GDR	35
4	MMC Norilsk Nickel PJSC, ADR	59
6	Mobile TeleSystems PJSC, ADR	53
79	Moscow Exchange MICEX-RTS PJSC	136
3	PhosAgro PJSC, Reg. S, GDR	43
4	Severstal PJSC, Reg. S, GDR	50

		496

SHARES		SECURITY DESCRIPTION	VALUE($)
		Singapore — 1.1%
153		Hutchison Port Holdings Trust, Class U	73

		South Africa — 13.5%
18		AVI Ltd.	115
13		Barclays Africa Group Ltd.	142
6		Bid Corp. Ltd. (a)	107
6		Bidvest Group Ltd. (The)	66
41		FirstRand Ltd.	145
52		Life Healthcare Group Holdings Ltd.	142
60		MMI Holdings Ltd.	100
10		Vodacom Group Ltd.	120

			937

		South Korea — 6.3%
2		Kangwon Land, Inc.	57
2		KT&G Corp.	165
—	(h)	Samsung Electronics Co., Ltd.	118
4		SK Telecom Co., Ltd., ADR	95

			435

		Taiwan — 22.9%
10		Asustek Computer, Inc.	90
50		Cheng Shin Rubber Industry Co., Ltd.	104
22		Chicony Electronics Co., Ltd.	55
38		Delta Electronics, Inc.	199
24		Far EasTone Telecommunications Co., Ltd.	55
17		MediaTek, Inc.	130
22		Novatek Microelectronics Corp.	77
14		President Chain Store Corp.	114
46		Quanta Computer, Inc.	94
29		Siliconware Precision Industries Co., Ltd.	44
4		Simplo Technology Co., Ltd.	14
38		Taiwan Mobile Co., Ltd.	131
11		Taiwan Semiconductor Manufacturing Co., Ltd., ADR	307
97		Vanguard International Semiconductor Corp.	176

			1,590

		Thailand — 2.2%
10		Siam Cement PCL (The)	149

		Turkey — 1.9%
6		Eregli Demir ve Celik Fabrikalari TAS	10
15		Tofas Turk Otomobil Fabrikasi A.S.	121

			131

		United Arab Emirates — 1.5%
32		First Gulf Bank PJSC	105

		Total Common Stocks (Cost $6,218)	6,438

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Structured Instruments — 3.9%
	China — 3.9%
	Low Exercise Cash Settled Call Warrants — 3.9%
48	Fuyao Glass Industry Group Co., Ltd., expiring 09/23/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	118
11	Midea Group Co. Ltd., expiring 02/17/17 (Strike Price $1.00) (issued through UBS AG) (a)	49
23	Midea Group Co. Ltd., expiring 10/29/18 (Strike Price $0.00) (issued through BNP Paribas) (a)	99

	Total Structured Instruments (Cost $211)	266

NUMBER OF WARRANTS
Warrants — 1.5%
	Saudi Arabia — 1.5%
6	Al Rajhi Bank, expiring 01/22/18 (Strike Price $1.00) (a)	96
1	Yanbu National Petrochemical, expiring 07/31/17 (Strike Price $1.00) (a)	10

	Total Warrants (Cost $110)	106

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
44	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $44)	44

	Total Investments — 98.9% (Cost $6,583)	6,854
	Other Assets in Excess of Liabilities — 1.1%	80

	NET ASSETS — 100.0%	$6,934

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.2%
Semiconductors & Semiconductor Equipment	10.7
Wireless Telecommunication Services	10.6
Insurance	5.5
Technology Hardware, Storage & Peripherals	5.2
Diversified Financial Services	5.0
Independent Power & Renewable Electricity Producers	4.1
Diversified Telecommunication Services	3.3
Food & Staples Retailing	3.2
Electronic Equipment, Instruments & Components	3.1
Beverages	3.1
Household Products	2.8
Hotels, Restaurants & Leisure	2.7
Tobacco	2.4
Construction Materials	2.3
Auto Components	2.1
Health Care Providers & Services	2.1
Automobiles	1.8
Oil, Gas & Consumable Fuels	1.7
Metals & Mining	1.7
Food Products	1.7
Transportation Infrastructure	1.1
Industrial Conglomerates	1.0
Others (each less than 1.0%)	2.0
Short-Term Investment	0.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2016.
(h)	—	Amount rounds to less than 500 shares.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$441
Aggregate gross unrealized depreciation	(170)

Net unrealized appreciation/depreciation	$271

Federal income tax cost of investments	$6,583

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$672	$—	$—	$672
Chile	182	—	—	182
China	—	41	—	41
Czech Republic	—	270	—	270
Hong Kong	—	817	—	817
Hungary	—	112	—	112
Indonesia	—	85	—	85
Mexico	252	—	—	252

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Poland	—	91	—	91
Russia	53	443	—	496
Singapore	—	73	—	73
South Africa	—	937	—	937
South Korea	95	340	—	435
Taiwan	307	1,283	—	1,590
Thailand	—	149	—	149
Turkey	—	131	—	131
United Arab Emirates	—	105	—	105

Total Common Stocks	1,561	4,877	—	6,438

Structured Instruments	—	266	—	266
China
Warrants
Saudi Arabia	—	106	—	106
Short-Term Investment
Investment Company	44	—	—	44

Total Investments in Securities	$1,605	$5,249	$—	$6,854

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $88,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2016.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — 70.8%
		Argentina — 0.4%
ARS	4,500	Republic of Argentina, 30.214%, 03/01/18	342

		Brazil — 3.8%
		Brazil Notas do Tesouro Nacional,
BRL	410	Series B, 6.000%, 08/15/50	388
BRL	4,200	Series F, 10.000%, 01/01/21	1,226
BRL	1,846	Series F, 10.000%, 01/01/23	528
BRL	3,179	Series F, 10.000%, 01/01/25	900

			3,042

		Colombia — 4.2%
COP	2,300,000	Colombian TES, 11.000%, 07/24/20	847
		Republic of Colombia,
COP	3,793,200	6.000%, 04/28/28	1,075
COP	4,400,000	7.750%, 09/18/30	1,436

			3,358

		Hungary — 4.8%
		Republic of Hungary,
HUF	279,790	3.000%, 06/26/24	1,023
HUF	471,280	5.500%, 06/24/25	2,059
HUF	182,000	6.000%, 11/24/23	809

			3,891

		Indonesia — 10.5%
		Republic of Indonesia,
IDR	21,600,000	8.250%, 05/15/36	1,801
IDR	20,110,000	8.375%, 03/15/24	1,657
IDR	14,450,000	8.375%, 03/15/34	1,201
IDR	9,680,000	8.750%, 05/15/31	839
IDR	26,064,000	9.000%, 03/15/29	2,264
IDR	6,600,000	10.500%, 08/15/30	639

			8,401

		Kenya — 0.6%
	600	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/15/32; credit rating B)	462

		Malaysia — 4.5%
		Malaysia Government Bond,
MYR	2,000	3.844%, 04/15/33	466
MYR	5,980	3.892%, 03/15/27	1,471
MYR	2,170	3.955%, 09/15/25	544
MYR	1,100	4.070%, 09/30/26	277
MYR	1,064	4.232%, 06/30/31	270
MYR	2,400	4.498%, 04/15/30	619

			3,647

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Mexico — 4.5%
		United Mexican States,
MXN	2,924	4.000%, 11/15/40	178
MXN	6,160	6.500%, 06/10/21	340
MXN	11,300	7.500%, 06/03/27	671
MXN	2,800	7.750%, 05/29/31	171
MXN	3,000	7.750%, 11/23/34	185
MXN	3,300	7.750%, 11/13/42	206
MXN	7,500	8.000%, 06/11/20	434
MXN	19,380	8.500%, 05/31/29	1,249
MXN	2,300	8.500%, 11/18/38	153
MXN	500	10.000%, 11/20/36	38

			3,625

		Peru — 1.4%
		Republic of Peru,
PEN	1,991	Reg. S, 6.900%, 08/12/37	640
PEN	1,431	Reg. S, 6.950%, 08/12/31	465

			1,105

		Philippines — 0.4%
PHP	9,200	Republic of Philippines, 8.000%, 07/19/31	301

		Poland — 6.6%
		Republic of Poland,
PLN	2,000	2.000%, 04/25/21	509
PLN	3,000	2.500%, 07/25/26	745
PLN	980	3.250%, 07/25/25	260
PLN	900	4.000%, 10/25/23	252
PLN	7,020	5.750%, 10/25/21	2,104
PLN	3,000	5.750%, 09/23/22	915
PLN	1,586	5.750%, 04/25/29	519

			5,304

		Romania — 0.8%
		Republic of Romania,
RON	1,600	4.750%, 02/24/25	449
RON	600	5.800%, 07/26/27	181

			630

		Russia — 4.1%
		Russian Federation,
RUB	30,000	7.000%, 01/25/23	422
RUB	99,199	7.000%, 08/16/23	1,393
RUB	102,700	7.600%, 07/20/22	1,492

			3,307

		South Africa — 9.7%
		Republic of South Africa,
ZAR	33,300	6.250%, 03/31/36	1,763
ZAR	17,079	8.750%, 01/31/44	1,158

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		South Africa — continued
ZAR	4,625	8.750%, 02/28/48	314
ZAR	21,109	8.875%, 02/28/35	1,473
ZAR	37,790	10.500%, 12/21/26	3,065

			7,773

		Thailand — 4.6%
		Thailand Government Bond,
THB	7,200	3.580%, 12/17/27	234
THB	26,757	3.650%, 12/17/21	843
THB	56,500	3.850%, 12/12/25	1,865
THB	279	4.875%, 06/22/29	10
THB	9,409	Reg. S, 1.200%, 07/14/21	265
THB	16,413	Reg. S, 1.250%, 03/12/28	439

			3,656

		Turkey — 9.9%
		Republic of Turkey,
TRY	2,560	7.100%, 03/08/23	757
TRY	4,900	7.400%, 02/05/20	1,547
TRY	124	8.000%, 03/12/25	38
TRY	2,568	8.500%, 09/14/22	821
TRY	1,810	8.800%, 09/27/23	583
TRY	3,540	9.000%, 07/24/24	1,153
TRY	650	9.400%, 07/08/20	218
TRY	640	9.500%, 01/12/22	214
TRY	1,230	10.400%, 03/20/24	431
TRY	1,040	10.600%, 02/11/26	371
TRY	5,300	10.700%, 02/17/21	1,860

			7,993

		Total Foreign Government Securities (Cost $60,475)	56,837

	Short-Term Investments — 26.0%
		Foreign Government Securities — 0.7%
		Argentina — 0.7%
		Letras Del Banco Central De La Republica Argentina
ARS	5,500	24.500%, 11/23/16 (n)	338
ARS	3,929	Zero Coupon, 09/21/16	252

		Total Foreign Government Securities	590

SHARES
		Investment Company — 25.3%
	20,293	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l)	20,293

		Total Short-Term Investments (Cost $20,893)	20,883

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Total Investments — 96.8% (Cost $81,368)	77,720
	Other Assets in Excess of Liabilities — 3.2%	2,591

	NET ASSETS — 100.0%	$80,311

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
16	10 Year U.S. Treasury Note	09/21/16	USD	2,129	(11)
	Short Futures Outstanding
(36)	90 Day Eurodollar	12/19/16	USD	(8,925)	(12)
(19)	90-Day Eurodollar	03/13/17	USD	(4,709)	(31)
(16)	90-Day Eurodollar	12/18/17	USD	(3,962)	(33)

					(87)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
408	AUD	Goldman Sachs International	09/20/16	311	310	(1)
1,055	BRL	Credit Suisse International†	10/20/16	315	317	2
13,545	BRL	Goldman Sachs International†	10/20/16	3,949	4,072	123
526	BRL	Union Bank of Switzerland AG†	10/20/16	154	158	4
262	CAD	Goldman Sachs International	09/20/16	200	200	— (h)
510	CAD	TD Bank Financial Group	09/20/16	395	391	(4)
191	CHF	Merrill Lynch International	09/20/16	197	198	1
87,719	CLP	Union Bank of Switzerland AG†	10/20/16	132	133	1
5,591	CNY	HSBC Bank, N.A.†	09/20/16	835	841	6
146,752	COP	Goldman Sachs International†	09/20/16	48	47	(1)
2,234,686	COP	HSBC Bank, N.A.†	09/20/16	739	720	(19)
975,097	COP	Credit Suisse International†	10/20/16	313	313	— (h)
6,375,631	COP	HSBC Bank, N.A.†	10/20/16	2,096	2,044	(52)
373	EUR	Goldman Sachs International	09/20/16	415	418	3
178	EUR	HSBC Bank, N.A.	09/20/16	197	199	2
174	EUR	Royal Bank of Canada	09/20/16	199	195	(4)
155	GBP	Goldman Sachs International	09/20/16	204	205	1
247,569	HUF	Morgan Stanley	10/20/16	867	890	23
24,094,523	IDR	HSBC Bank, N.A.†	10/20/16	1,804	1,818	14
19,571	JPY	BNP Paribas	09/20/16	195	192	(3)
21,726	JPY	Goldman Sachs International	09/20/16	213	214	1
20,172	JPY	HSBC Bank, N.A.	09/20/16	198	198	— (h)
234,085	KRW	Goldman Sachs International†	09/20/16	198	210	12
3,886	MXN	Goldman Sachs International	09/20/16	205	206	1
81,819	MXN	Citibank, N.A.	10/20/16	4,338	4,327	(11)
18,368	MYR	HSBC Bank, N.A.†	10/20/16	4,550	4,547	(3)
70,680	NGN	Citibank, N.A.	09/21/16	228	205	(23)
1,161	PEN	HSBC Bank, N.A.†	10/20/16	350	344	(6)
10,840	PLN	Citibank, N.A.	10/20/16	2,705	2,777	72
9,202	RON	HSBC Bank, N.A.	10/20/16	2,262	2,315	53
12,933	RUB	Credit Suisse International†	09/20/16	199	194	(5)
13,058	RUB	HSBC Bank, N.A.†	09/20/16	200	195	(5)
57,995	RUB	Credit Suisse International†	10/20/16	888	861	(27)
814	SGD	HSBC Bank, N.A.	09/20/16	602	606	4
543	SGD	Merrill Lynch International	09/20/16	401	405	4
63,710	THB	Societe Generale	10/20/16	1,810	1,827	17
601	TRY	TD Bank Financial Group	09/20/16	197	199	2
610	TRY	Goldman Sachs International	10/20/16	200	200	— (h)
5,868	TRY	Standard Chartered Bank	10/20/16	1,984	1,928	(56)
2,983	ZAR	Goldman Sachs International	09/20/16	188	212	24

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,635	ZAR	Standard Chartered Bank	10/20/16	244	258	14
				35,725	35,889	164

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
139	AUD	Goldman Sachs International	09/20/16	104	106	(2)
510	CAD	HSBC Bank, N.A.	09/20/16	400	392	8
262	CAD	Union Bank of Switzerland AG	09/20/16	200	200	— (h)
191	CHF	BNP Paribas	09/20/16	194	198	(4)
5,201	CNH	Australia and New Zealand Banking Group Limited	10/20/16	774	782	(8)
5,224	CNY	Goldman Sachs International†	09/20/16	779	785	(6)
11,002	CNY	HSBC Bank, N.A.†	09/20/16	1,638	1,656	(18)
5,251	CNY	HSBC Bank, N.A.†	10/20/16	781	789	(8)
620,895	COP	Citibank, N.A.†	09/20/16	200	200	— (h)
589,854	COP	Goldman Sachs International†	09/20/16	201	191	10
573,425	COP	HSBC Bank, N.A.†	09/20/16	180	185	(5)
468,636	COP	Credit Suisse International†	10/20/16	151	150	1
174	EUR	Goldman Sachs International	09/20/16	193	195	(2)
189	EUR	HSBC Bank, N.A.	09/20/16	208	212	(4)
155	GBP	Union Bank of Switzerland AG	09/20/16	201	205	(4)
38,308	HUF	Deutsche Bank AG	10/20/16	136	138	(2)
75,496	HUF	Standard Chartered Bank	10/20/16	265	272	(7)
7,648,676	IDR	Credit Suisse International†	10/20/16	576	577	(1)
2,292,529	IDR	Deutsche Bank AG†	10/20/16	171	173	(2)
22,746,750	IDR	Deutsche Bank AG†	05/15/17	1,612	1,657	(45)
29,728	JPY	Goldman Sachs International	09/20/16	287	292	(5)
10,994	JPY	TD Bank Financial Group	09/20/16	104	107	(3)
234,085	KRW	HSBC Bank, N.A.†	09/20/16	202	210	(8)
3,700	MXN	Goldman Sachs International	09/20/16	196	197	(1)
3,953	MXN	HSBC Bank, N.A.	09/20/16	207	209	(2)
1,385	MYR	HSBC Bank, N.A.†	10/20/16	344	342	2
789	PLN	Merrill Lynch International	09/20/16	194	202	(8)
542	PLN	Royal Bank of Canada	10/20/16	136	139	(3)
891	RON	Royal Bank of Scotland	10/20/16	220	224	(4)
1,386	RON	Societe Generale	10/20/16	342	349	(7)
25,991	RUB	Goldman Sachs International†	09/20/16	402	388	14
53,635	RUB	Standard Chartered Bank†	10/20/16	814	797	17

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
814	SGD	HSBC Bank, N.A.	09/20/16	600	607	(7)
5,153	THB	Royal Bank of Scotland	10/20/16	147	148	(1)
5,711	THB	Standard Chartered Bank	10/20/16	163	164	(1)
601	TRY	HSBC Bank, N.A.	09/20/16	196	199	(3)
1,230	TRY	Credit Suisse International	10/20/16	397	404	(7)
1,159	TRY	Deutsche Bank AG	10/20/16	391	381	10
384	TRY	Royal Bank of Canada	10/20/16	130	126	4
6,380	TRY	Standard Chartered Bank	10/20/16	2,149	2,096	53
2,983	ZAR	HSBC Bank, N.A.	09/20/16	197	213	(16)
3,608	ZAR	HSBC Bank, N.A.	10/20/16	256	255	1
2,800	ZAR	Societe Generale	10/20/16	192	199	(7)
18,820	ZAR	State Street Corp.	10/20/16	1,257	1,334	(77)
				18,487	18,645	(158)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	CURRENCY	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	6 month BUBOR semi-annually	1.390% annually	11/06/17	HUF	900,000	48
Bank of America N.A.	1 month TIIE monthly	4.970% monthly	05/25/18	MXN	39,000	(17)
Bank of America N.A.	Brazilian CDI at maturity	16.630% at maturity	01/02/19	BRL	6,700	167
Bank of America N.A.	Brazilian CDI at maturity	15.950% at maturity	01/02/19	BRL	12,300	255
Bank of America N.A.	1.800% annually	6 month BUBOR semi-annually	11/06/20	HUF	200,000	(33)
Bank of America N.A.	Brazilian CDI at maturity	12.030% at maturity	01/04/21	BRL	3,300	6
Bank of America N.A.	Brazilian CDI at maturity	12.240% at maturity	01/04/21	BRL	5,000	2
Bank of America N.A.	Colombian IBR at maturity	6.650% quarterly	03/11/21	COP	600,000	(h )
Bank of America N.A.	3.120% annually	6 month BUBOR semi-annually	06/04/25	HUF	250,000	(108)
Bank of America N.A.	6 month BUBOR semi-annually	2.660% annually	11/06/25	HUF	200,000	66
Bank of America N.A.	2.200% semi-annually	3 month BUBOR quarterly	05/02/26	HUF	119,000	(14)
Citibank, N.A.	1 month TIIE monthly	5.115% monthly	05/17/18	MXN	80,000	(24)
Citibank, N.A.	Brazilian CDI at maturity	12.535% at maturity	01/02/19	BRL	6,000	7
Citibank, N.A.	12.650% at maturity	Brazilian CDI at maturity	01/04/21	BRL	4,000	(28)
Citibank, N.A.	6 month BUBOR semi-annually	1.190% annually	04/04/21	HUF	136,000	3
Citibank, N.A.	8.445% quarterly	3 month JIBAR quarterly	04/07/21	ZAR	15,000	(32)
Citibank, N.A.	8.295% quarterly	3 month JIBAR quarterly	06/14/21	ZAR	15,000	(26)
Citibank, N.A.	3 month KLIBOR quarterly	4.295% quarterly	09/24/23	MYR	5,880	67
Citibank, N.A.	6 month THBFIX semi-annually	3.870% semi-annually	09/26/23	THB	25,000	103
Citibank, N.A.	6 month WIBOR semi-annually	2.833% annually	06/05/25	PLN	2,100	31
Citibank, N.A.	1 month TIIE monthly	6.310% monthly	07/08/25	MXN	26,000	17
Citibank, N.A.	2.270% annually	6 month BUBOR semi-annually	06/28/26	HUF	140000	(17)
Deutsche Bank AG, New York	3 month JIBAR quarterly	7.865% quarterly	09/23/23	ZAR	21,000	(4)
Deutsche Bank AG, New York	8.505% quarterly	3 month JIBAR quarterly	06/28/26	ZAR	19000	(32)

						437

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ARS	—	Argentina Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of July 31, 2016. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
CNH	—	Chinese Renminbi
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Bhat
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than $500.
(l)	—	The rate shown is the current yield as of July 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Non-deliverable forward.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,893
Aggregate gross unrealized depreciation	(5,541)

Net unrealized appreciation/depreciation	$(3,648)

Federal income tax cost of investments	$81,368

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Foreign Government Securities	$—	$56,375	$462	$56,837
Short-Term Investments
Foreign Government Securities	—	590	—	590
Investment Company	20,293	—	—	20,293

Total Investments in Securities	20,293	56,965	462	77,720

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$504	$—	$504
Interest Rate Swaps	—	772	—	772

Total Appreciation in Other Financial Instruments	$—	$1,276	$—	$1,276

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(498)	$—	$(498)
Futures Contracts	(87)	—	—	(87)
Interest Rate Swaps	—	(335)	—	(335)

Total Depreciation in Other Financial Instruments	$(87)	$(833)	$—	$(920)

There were no transfers among any levels during the period ended July 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2015	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2016
Debt Securities — Foreign Government Securities	$439	$—	$23	$—	$—	$—	$—	$—	$462

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $23,000.

C. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Fund often include

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C(1) — C(3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

The use of futures contracts exposes the Fund to interest rate risk. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures con-tracts are recorded as Change in net unrealized appreciation/depreciation in the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund used forward foreign currency exchange contracts, including non-deliverable forwards, mainly as a substitute for securities in which the Fund can invest, to increase income or gain to the Fund and to hedge or manage the Fund’s exposure to foreign currency risks associated with portfolio investments. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the for-ward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s Forward Foreign Currency Exchange Contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of July 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate swaps to manage interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“OTC swaps”) between the Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/ depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund except for amounts posted to Bank of America which are included on the Statement of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund.

As of July 31, 2016, the Fund did not post or receive collateral for outstanding swap contracts.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.8%
	United States — 5.8%
582	ABFC Trust, Series 2004-HE1, Class M1, VAR, 1.388%, 03/25/34	542
1,638	Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5, VAR, 1.568%, 10/25/34	1,565
	ACE Securities Corp. Home Equity Loan Trust,
660	Series 2002-HE3, Class M1, VAR, 2.288%, 10/25/32	641
1,688	Series 2003-HE1, Class M1, VAR, 1.463%, 11/25/33	1,586
422	Series 2003-NC1, Class M1, VAR, 1.623%, 07/25/33	404
505	Series 2003-OP1, Class M1, VAR, 1.538%, 12/25/33	480
314	Series 2004-HE4, Class M2, VAR, 1.463%, 12/25/34	308
554	Series 2004-OP1, Class M3, VAR, 2.363%, 04/25/34	491
	Ameriquest Mortgage Securities, Inc.,
715	Series 2003-10, Class M1, VAR, 1.538%, 12/25/33	668
310	Series 2003-10, Class M2, VAR, 3.038%, 12/25/33	300
498	Series 2004-FR1W, Class A6, VAR, 4.623%, 05/25/34	497
136	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class M3, VAR, 3.278%, 12/25/33	131
424	Amortizing Residential Collateral Trust, Series 2004-1, Class M5, VAR, 2.363%, 10/25/34	396
	Argent Securities, Inc.,
1,028	Series 2003-W5, Class M2, VAR, 3.263%, 10/25/33	976
983	Series 2004-W4, Class A, VAR, 1.008%, 03/25/34	915
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
181	Series 2003-W9, Class M2, VAR, 3.068%, 01/25/34	174
1,494	Series 2004-W2, Class M1, VAR, 1.328%, 04/25/34	1,380
300	Series 2004-W5, Class M1, VAR, 1.388%, 04/25/34	284
	Asset-Backed Securities Corp. Home Equity Loan Trust,
901	Series 2004-HE1, Class M1, VAR, 1.531%, 01/15/34	871

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
727	Series 2004-HE2, Class M2, VAR, 2.363%, 04/25/34	657
1,265	Series 2004-HE3, Class M2, VAR, 2.168%, 06/25/34	1,137
	Bear Stearns Asset-Backed Securities I Trust,
915	Series 2004-FR2, Class M3, VAR, 2.288%, 06/25/34	887
1,017	Series 2004-HE6, Class M2, VAR, 2.363%, 08/25/34	938
	Bear Stearns Asset-Backed Securities Trust,
693	Series 2004-1, Class M1, VAR, 1.138%, 06/25/34	657
238	Series 2004-2, Class M1, VAR, 1.688%, 08/25/34	219
1,218	Chase Funding Trust, Series 2002-2, Class 2M1, VAR, 1.388%, 02/25/32	1,173
	Countrywide Asset-Backed Certificates,
39	Series 2002-3, Class M1, VAR, 1.613%, 03/25/32	38
64	Series 2002-4, Class M1, VAR, 1.613%, 12/25/32	59
420	Series 2003-BC4, Class M2, VAR, 1.838%, 06/25/33	407
253	Series 2003-BC6, Class M2, VAR, 2.213%, 10/25/33	234
127	Series 2004-2, Class M1, VAR, 1.238%, 05/25/34	121
518	Series 2004-3, Class M1, VAR, 1.238%, 06/25/34	498
535	Series 2005-AB3, Class 1A1, VAR, 0.738%, 02/25/36	468
896	Series 2006-4, Class 1A1M, VAR, 0.748%, 07/25/36	848
1,003	Countrywide Partnership Trust, Series 2004-EC1, Class M2, VAR, 1.433%, 01/25/35	918
	Credit-Based Asset Servicing and Securitization LLC,
1,533	Series 2004-CB4, Class A5, SUB, 4.986%, 05/25/35	1,513
631	Series 2004-CB5, Class M1, VAR, 1.403%, 01/25/34	592
186	Series 2005-CB1, Class M2, VAR, 1.583%, 01/25/35	169
	CWABS, Inc. Asset-Backed Certificates,
611	Series 2003-BC1, Class A1, VAR, 1.288%, 03/25/33	561
276	Series 2004-1, Class M1, VAR, 1.238%, 03/25/34	266

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
	CWABS, Inc. Asset-Backed Certificates Trust,
946	Series 2004-4, Class M1, VAR, 1.208%, 07/25/34	884
111	Series 2004-5, Class M3, VAR, 2.213%, 07/25/34	102
2,738	Series 2004-6, Class 1A1, VAR, 1.028%, 12/25/34	2,582
524	Series 2004-6, Class M1, VAR, 1.388%, 10/25/34	485
94	Series 2004-6, Class M2, VAR, 1.463%, 10/25/34	88
356	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.869%, 10/25/34	344
	First Franklin Mortgage Loan Trust,
894	Series 2004-FF7, Class M1, VAR, 1.358%, 09/25/34	842
599	Series 2005-FF10, Class A1, VAR, 0.788%, 11/25/35	535
	Fremont Home Loan Trust,
58	Series 2003-B, Class M2, VAR, 2.918%, 12/25/33	57
981	Series 2004-2, Class M2, VAR, 1.418%, 07/25/34	943
1,749	Series 2004-A, Class M1, VAR, 1.313%, 01/25/34	1,600
413	Series 2004-B, Class M7, VAR, 3.488%, 05/25/34	335
	GSAMP Trust,
466	Series 2003-HE2, Class A3C, VAR, 1.528%, 08/25/33	429
422	Series 2004-AR1, Class M1, VAR, 1.463%, 06/25/34	403
761	Series 2004-OPT, Class M1, VAR, 1.358%, 11/25/34	699
401	Series 2006-HE3, Class A2C, VAR, 0.648%, 05/25/46	371
	Home Equity Asset Trust,
1,218	Series 2003-3, Class M1, VAR, 1.778%, 08/25/33	1,165
393	Series 2004-7, Class M1, VAR, 1.418%, 01/25/35	379
1,274	Series 2007-2, Class 2A2, VAR, 0.673%, 07/25/37	1,227
	Home Equity Mortgage Loan Asset-Backed Trust,
315	Series 2004-B, Class M3, VAR, 1.688%, 11/25/34	283

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
346	Series 2004-B, Class M8, VAR, 3.788%, 11/25/34	289
1,201	Series 2006-B, Class 2A3, VAR, 0.678%, 06/25/36	1,099
	Long Beach Mortgage Loan Trust,
1,210	Series 2004-1, Class M1, VAR, 1.238%, 02/25/34	1,147
1,115	Series 2004-3, Class M2, VAR, 1.388%, 07/25/34	1,051
640	Series 2004-3, Class M4, VAR, 2.100%, 07/25/34	601
	MASTR Asset-Backed Securities Trust,
159	Series 2003-NC1, Class M5, VAR, 5.635%, 04/25/33	138
1,577	Series 2004-WMC2, Class M1, VAR, 1.388%, 04/25/34	1,474
967	Series 2005-NC1, Class M2, VAR, 1.238%, 12/25/34	926
	Morgan Stanley ABS Capital I, Inc. Trust,
309	Series 2003-HE2, Class M2, VAR, 2.963%, 08/25/33	300
855	Series 2004-HE6, Class M1, VAR, 1.313%, 08/25/34	823
36	Series 2004-HE8, Class M3, VAR, 1.613%, 09/25/34	34
449	Series 2004-NC5, Class M1, VAR, 1.388%, 05/25/34	415
549	Series 2004-NC6, Class M2, VAR, 2.363%, 07/25/34	483
772	Series 2004-NC7, Class M2, VAR, 1.418%, 07/25/34	745
62	Series 2005-HE1, Class M3, VAR, 1.268%, 12/25/34	50
390	Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, VAR, 1.468%, 02/25/33	368
	New Century Home Equity Loan Trust,
615	Series 2004-2, Class M3, VAR, 1.493%, 08/25/34	548
1,297	Series 2004-4, Class M1, VAR, 1.253%, 02/25/35	1,186
340	NovaStar Mortgage Funding Trust, Series 2003-2, Class M3, VAR, 3.863%, 09/25/33	307
1,859	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class M1, VAR, 1.508%, 07/25/33	1,690
	Option One Mortgage Loan Trust,
790	Series 2004-1, Class M1, VAR, 1.388%, 01/25/34	739

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
736	Series 2004-1, Class M2, VAR, 2.138%, 01/25/34	652
38	Series 2004-3, Class M2, VAR, 1.343%, 11/25/34	34
500	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, VAR, 1.733%, 01/25/36	460
	Pretium Mortgage Credit Partners I LLC,
1,614	Series 2015-NPL3, Class A1, SUB, 4.125%, 10/27/30 (e)	1,617
966	Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	973
655	Series 2016-NPL3, Class A1, SUB, 4.375%, 05/27/31 (e)	659
674	RAMP Trust, Series 2006-EFC2, Class A3, VAR, 0.648%, 12/25/36	649
	RASC Trust,
209	Series 2001-KS2, Class AI5, SUB, 7.514%, 06/25/31	215
1,675	Series 2005-EMX1, Class M1, VAR, 1.133%, 03/25/35	1,576
	Renaissance Home Equity Loan Trust,
734	Series 2003-2, Class A, VAR, 1.368%, 08/25/33	683
427	Series 2003-2, Class M1, VAR, 1.725%, 08/25/33	398
845	Series 2004-1, Class M4, VAR, 2.288%, 05/25/34	681
180	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	182
	Saxon Asset Securities Trust,
471	Series 2003-3, Class M1, VAR, 1.463%, 12/25/33	445
341	Series 2006-2, Class A3C, VAR, 0.638%, 09/25/36	325
1,568	Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP2, Class M1, VAR, 1.463%, 08/25/34	1,478
550	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, VAR, 1.163%, 06/25/35	502
948	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 1.388%, 11/25/34	886
	Structured Asset Investment Loan Trust,
464	Series 2003-BC11, Class M1, VAR, 1.463%, 10/25/33	449
464	Series 2004-6, Class A3, VAR, 1.288%, 07/25/34	439

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
484	Series 2004-7, Class M2, VAR, 1.613%, 08/25/34	423
1,384	Series 2004-BNC1, Class A4, VAR, 1.428%, 09/25/34	1,295
88	Series 2004-BNC1, Class A5, VAR, 1.728%, 09/25/34	81
544	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, VAR, 0.658%, 12/25/36	470
1,663	Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, SUB, 4.250%, 03/26/46 (e)	1,684
1,742	VOLT XLII LLC, Series 2016-NPL2, Class A1, SUB, 4.250%, 03/26/46 (e)	1,754
1,442	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	1,447
1,489	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	1,487
1,041	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,038
1,438	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,430
1,243	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	1,240
1,488	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	1,488
	Wells Fargo Home Equity Asset-Backed Securities Trust,
490	Series 2004-2, Class M6, VAR, 3.308%, 10/25/34	478
97	Series 2004-2, Class M8A, VAR, 4.988%, 10/25/34 (e)	91
954	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 1A, VAR, 0.788%, 04/25/34	940

	Total Asset-Backed Securities (Cost $81,223)	81,784

Collateralized Mortgage Obligations — 3.2%
	Non-Agency CMO — 3.2%
	United States — 3.2%
	Alternative Loan Trust
122	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	124
668	Series 2004-27CB, Class A1, 6.000%, 12/25/34	668
628	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	601

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
170	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	170
134	Series 2005-11CB, Class 2A1, 5.500%, 06/25/35	128
31	Series 2005-19CB, Class A2, IF, 15.867%, 06/25/35 (u)	39
124	Banc of America Funding Trust, Series 2005-6, Class 1A2, 5.500%, 10/25/35	118
638	Banc of America Mortgage Trust, Series 2004-D, Class 2A2, VAR, 3.260%, 05/25/34	632
	Bear Stearns ALT-A Trust
123	Series 2005-4, Class 23A1, VAR, 2.921%, 05/25/35	118
950	Series 2005-4, Class 23A2, VAR, 2.921%, 05/25/35	931
305	Series 2005-7, Class 12A3, VAR, 1.168%, 08/25/35	279
	Bear Stearns ARM Trust
704	Series 2004-3, Class 2A, VAR, 3.037%, 07/25/34	685
900	Series 2005-5, Class A2, VAR, 2.460%, 08/25/35	897
438	Series 2005-9, Class A1, VAR, 2.660%, 10/25/35	422
842	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	822
	Chase Mortgage Finance Trust
380	Series 2006-S4, Class A5, 6.000%, 12/25/36	313
198	Series 2007-A1, Class 1A1, VAR, 2.931%, 02/25/37	199
437	Series 2007-A1, Class 1A5, VAR, 2.931%, 02/25/37	418
281	Series 2007-A1, Class 8A1, VAR, 2.762%, 02/25/37	283
	CHL Mortgage Pass-Through Trust
139	Series 2004-9, Class A7, 5.250%, 06/25/34	142
695	Series 2004-25, Class 2A1, VAR, 1.168%, 02/25/35	609
268	Series 2004-HYB7, Class 1A1, VAR, 2.814%, 11/20/34	264
296	Series 2004-HYB7, Class 1A2, VAR, 2.814%, 11/20/34	292
324	Series 2006-21, Class A14, 6.000%, 02/25/37	289
364	Series 2007-10, Class A4, 5.500%, 07/25/37	288

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Citigroup Mortgage Loan Trust, Inc.
831	Series 2005-3, Class 2A2A, VAR, 2.949%, 08/25/35	817
902	Series 2005-4, Class A, VAR, 2.933%, 08/25/35	881
731	Series 2005-6, Class A1, VAR, 2.430%, 09/25/35	728
250	Series 2005-11, Class A2A, VAR, 2.730%, 10/25/35	247
	Credit Suisse First Boston Mortgage Securities Corp.
53	Series 2003-25, Class 2A1, 4.500%, 10/25/18	53
672	Series 2004-8, Class 5A1, 6.000%, 12/25/34	691
	GSR Mortgage Loan Trust
614	Series 2004-11, Class 2A2, VAR, 3.061%, 09/25/34	604
330	Series 2005-AR6, Class 1A1, VAR, 2.989%, 09/25/35	337
527	Series 2005-AR6, Class 4A5, VAR, 2.915%, 09/25/35	526
	Impac CMB Trust
146	Series 2004-6, Class 1A2, VAR, 1.268%, 10/25/34	134
792	Series 2005-2, Class 2A2, VAR, 1.288%, 04/25/35	686
498	Series 2005-4, Class 2A2, VAR, 1.248%, 05/25/35	420
351	Series 2005-4, Class 2A2, VAR, 1.613%, 05/25/35	302
400	Series 2007-A, Class M1, VAR, 0.888%, 05/25/37 (e)	371
	JP Morgan Mortgage Trust
558	Series 2005-A5, Class 2A2, VAR, 3.124%, 08/25/35	560
403	Series 2005-A8, Class 2A3, VAR, 2.582%, 11/25/35	374
527	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.851%, 04/21/34	537
	MASTR Alternative Loan Trust
203	Series 2004-6, Class 8A1, 5.500%, 07/25/34	206
226	Series 2005-1, Class 1A1, 5.500%, 02/25/35	239
	Merrill Lynch Mortgage Investors Trust
136	Series 2003-A4, Class 3A, VAR, 3.354%, 05/25/33	131

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
132	Series 2005-1, Class 2A1, VAR, 2.554%, 04/25/35	128
99	Series 2005-A2, Class A3, VAR, 2.649%, 02/25/35	95
468	Series 2005-A5, Class A3, VAR, 2.824%, 06/25/35	457
	Morgan Stanley Mortgage Loan Trust
235	Series 2004-5AR, Class 4A, VAR, 3.141%, 07/25/34	226
549	Series 2004-7AR, Class 2A6, VAR, 2.846%, 09/25/34	558
440	Series 2004-11AR, Class 1A2A, VAR, 0.798%, 01/25/35	411
1,163	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, VAR, 0.768%, 12/25/35	1,011
	Opteum Mortgage Acceptance Corp. Trust
878	Series 2005-4, Class 1A2, VAR, 0.878%, 11/25/35	800
924	Series 2006-1, Class 1AC1, VAR, 0.788%, 04/25/36	803
1,292	Series 2006-1, Class 1APT, VAR, 0.698%, 04/25/36	1,071
1	Prudential Home Mortgage Securities Co., Inc. (The), Series 1988-1, Class A, VAR, 0.000%, 04/25/18	—	(h)
121	RALI Trust, Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	115
	Residential Asset Securitization Trust
28	Series 2004-A3, Class A1, 4.500%, 06/25/34	28
290	Series 2004-A8, Class A1, 5.250%, 11/25/34	291
	RFMSI Trust
31	Series 2003-S15, Class A1, 4.500%, 08/25/18	32
40	Series 2003-S16, Class A2, 4.500%, 09/25/18	40
98	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	98
1,118	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	1,058
1,267	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, VAR, 0.687%, 07/20/36	1,144
	Structured Adjustable Rate Mortgage Loan Trust
477	Series 2004-16, Class 5A1, VAR, 2.893%, 11/25/34	475

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,228	Series 2004-16, Class 5A2, VAR, 2.893%, 11/25/34	1,224
487	Series 2005-17, Class 4A3, VAR, 3.012%, 08/25/35	477
	WaMu Mortgage Pass-Through Certificates Trust
36	Series 2003-S8, Class A2, 5.000%, 09/25/18	36
98	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	99
1,184	Series 2005-AR3, Class A1, VAR, 2.794%, 03/25/35	1,153
841	Series 2005-AR5, Class A6, VAR, 2.714%, 05/25/35	832
589	Series 2005-AR7, Class A3, VAR, 2.725%, 08/25/35	578
419	Series 2005-AR10, Class 1A3, VAR, 2.507%, 09/25/35	405
546	Series 2005-AR14, Class 1A4, VAR, 2.543%, 12/25/35	526
92	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-MS3, Class 2A2, 4.500%, 03/25/18	91
818	Wells Fargo Mortgage Backed Securities, Series 2005-AR14, Class A1, VAR, 3.006%, 08/25/35	802
836	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, VAR, 2.783%, 03/25/36	824
	Wells Fargo Mortgage-Backed Securities Trust
326	Series 2003-H, Class A1, VAR, 2.768%, 09/25/33	325
337	Series 2003-K, Class 1A1, VAR, 2.620%, 11/25/33	338
378	Series 2003-M, Class A1, VAR, 2.788%, 12/25/33	378
1,174	Series 2004-CC, Class A1, VAR, 2.842%, 01/25/35	1,182
521	Series 2004-DD, Class 1A1, VAR, 2.835%, 01/25/35	518
181	Series 2004-EE, Class 2A2, VAR, 2.966%, 12/25/34	185
212	Series 2004-H, Class A1, VAR, 3.052%, 06/25/34	212
120	Series 2004-K, Class 1A2, VAR, 3.107%, 07/25/34	120
471	Series 2004-K, Class 2A6, VAR, 3.095%, 07/25/34	486
105	Series 2004-N, Class A7, VAR, 3.003%, 08/25/34	105

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
182	Series 2004-Z, Class 2A2, VAR, 2.851%, 12/25/34	185
1,380	Series 2005-AR1, Class 1A1, VAR, 2.766%, 02/25/35	1,374
432	Series 2005-AR1, Class 2A1, VAR, 2.764%, 02/25/35	426
474	Series 2005-AR2, Class 2A2, VAR, 2.871%, 03/25/35	478
173	Series 2005-AR2, Class 3A1, VAR, 2.841%, 03/25/35	174
651	Series 2005-AR3, Class 1A1, VAR, 3.027%, 03/25/35	665
740	Series 2005-AR10, Class 2A1, VAR, 2.902%, 06/25/35	768
434	Series 2005-AR11, Class 1A1, VAR, 2.779%, 06/25/35	429
435	Series 2005-AR16, Class 6A3, VAR, 2.994%, 10/25/35	439
928	Series 2006-AR2, Class 2A1, VAR, 2.866%, 03/25/36	911
84	Series 2006-AR2, Class 2A3, VAR, 2.866%, 03/25/36	82
293	Series 2006-AR3, Class A3, VAR, 3.028%, 03/25/36	287

	Total Collateralized Mortgage Obligations (Cost $44,270)	44,530

Commercial Mortgage-Backed Securities — 0.8%
	United States — 0.8%
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,386	Series 2006-LDP8, Class AJ, VAR, 5.480%, 05/15/45	1,384
1,000	Series 2007-LD11, Class AM, VAR, 5.742%, 06/15/49	1,007
1,000	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	968
1,700	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.918%, 07/15/44	1,673
2,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	1,864
	Morgan Stanley Capital I Trust,
393	Series 2006-HQ8, Class AJ, VAR, 5.420%, 03/12/44	393
1,750	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	1,738

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,000	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	982
	Wachovia Bank Commercial Mortgage Trust,
94	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	94
1,000	Series 2007-C31, Class C, VAR, 5.650%, 04/15/47	951

	Total Commercial Mortgage-Backed Securities (Cost $11,191)	11,054

SHARES
Common Stocks — 48.3%
	Australia — 1.2%
207	AMP Ltd.	916
134	Australia & New Zealand Banking Group Ltd.	2,633
150	BHP Billiton Ltd.	2,218
50	Commonwealth Bank of Australia	2,967
10	CSL Ltd.	892
128	Dexus Property Group	952
253	Goodman Group	1,450
28	Macquarie Group Ltd.	1,594
5	National Australia Bank Ltd.	110
65	Oil Search Ltd.	354
65	Wesfarmers Ltd.	2,124
35	Westpac Banking Corp.	822

		17,032

	Belgium — 0.2%
23	Anheuser-Busch InBev S.A./N.V.	2,974

	Bermuda — 0.1%
24	Lazard Ltd., Class A	869

	Brazil — 0.7%
337	AMBEV S.A., ADR	1,950
190	CCR S.A.	1,095
180	Cielo S.A.	2,057
161	Lojas Renner S.A.	1,352
84	Ultrapar Participacoes S.A.	1,915
29	Vale S.A., ADR	134
265	WEG S.A.	1,249

		9,752

	Canada — 0.2%
3	Novadaq Technologies, Inc. (a)	36
47	Waste Connections, Inc.	3,495

		3,531

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Chile — 0.1%
50	Banco Santander Chile, ADR	1,024

	China — 0.7%
13	Baidu, Inc., ADR (a)	2,110
854	CNOOC Ltd.	1,029
1,295	Geely Automobile Holdings Ltd.	854
175	Tencent Holdings Ltd.	4,229
238	Tingyi Cayman Islands Holding Corp.	207
230	Tsingtao Brewery Co., Ltd., Class H	813

		9,242

	Denmark — 0.2%
15	Chr Hansen Holding A/S	918
39	Novo Nordisk A/S, Class B	2,226

		3,144

	Finland — 0.4%
21	Cargotec Oyj, Class B	952
351	Nokia OYJ	2,024
74	Outokumpu OYJ (a)	425
47	UPM-Kymmene OYJ	977
26	Wartsila OYJ Abp	1,127

		5,505

	France — 1.7%
25	Air Liquide S.A.	2,695
37	Airbus Group SE	2,172
15	Arkema S.A.	1,262
112	AXA S.A.	2,288
38	BNP Paribas S.A.	1,909
14	Capgemini S.A.	1,308
76	Engie S.A.	1,259
214	Natixis S.A.	881
13	Renault S.A.	1,133
27	Sanofi	2,329
27	Schneider Electric SE	1,762
9	Sodexo S.A.	1,038
51	TOTAL S.A.	2,438
74	Vivendi S.A.	1,451

		23,925

	Germany — 1.6%
10	adidas AG	1,658
4	Allianz SE	542
3	BASF SE	213
30	Bayer AG	3,237
26	Brenntag AG	1,275

SHARES	SECURITY DESCRIPTION	VALUE
	Germany — continued
35	Daimler AG, Reg. S,	2,396
6	Deutsche Bank AG (a)	80
31	Deutsche Post AG	934
99	Deutsche Telekom AG	1,685
76	E.ON SE	813
10	HeidelbergCement AG	811
123	Infineon Technologies AG	2,047
8	Linde AG	1,099
35	SAP SE	3,062
25	Siemens AG	2,740

		22,592

	Hong Kong — 1.1%
825	AIA Group Ltd.	5,138
159	Cheung Kong Property Holdings Ltd.	1,144
163	CK Hutchison Holdings Ltd.	1,909
16	Hang Seng Bank Ltd.	286
40	Jardine Matheson Holdings Ltd.	2,391
125	Power Assets Holdings Ltd.	1,225
452	Sands China Ltd.	1,729
1,026	Sun Art Retail Group Ltd.	714
148	Wharf Holdings Ltd. (The)	1,023

		15,559

	India — 1.2%
38	Dr. Reddy’s Laboratories Ltd., ADR	1,657
112	HDFC Bank Ltd., ADR	7,773
287	Infosys Ltd., ADR	4,716
113	Mahindra & Mahindra Ltd., GDR	2,496
1	Mahindra & Mahindra Ltd., GDR	26

		16,668

	Indonesia — 0.3%
2,515	Astra International Tbk PT	1,489
987	Bank Central Asia Tbk PT	1,090
1,378	Bank Rakyat Indonesia Persero Tbk PT	1,218
214	Unilever Indonesia Tbk PT	737

		4,534

	Ireland — 0.1%
11	DCC plc	956
14	Ryanair Holdings plc, ADR	1,001

		1,957

	Israel — 0.1%
19	Mobileye N.V. (a)	931
11	Teva Pharmaceutical Industries Ltd., ADR	562

		1,493

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Italy — 0.4%
63	Assicurazioni Generali S.p.A.	826
52	Atlantia S.p.A.	1,301
492	Enel S.p.A.	2,263
1,597	Telecom Italia S.p.A. (a)	1,364
255	UniCredit S.p.A.	627

		6,381

	Japan — 4.4%
43	Bridgestone Corp.	1,489
9	Central Japan Railway Co.	1,654
20	Daikin Industries Ltd.	1,769
23	Dentsu, Inc.	1,108
77	DMG Mori Co., Ltd.	802
22	East Japan Railway Co.	1,991
18	Electric Power Development Co., Ltd.	421
211	Fujitsu Ltd.	876
327	Hitachi Ltd.	1,494
72	Honda Motor Co., Ltd.	1,945
75	J. Front Retailing Co., Ltd.	869
8	Japan Tobacco, Inc.	296
32	JFE Holdings, Inc.	420
239	JX Holdings, Inc.	906
198	Kajima Corp.	1,464
47	KDDI Corp.	1,430
2	Keyence Corp.	1,411
88	Kirin Holdings Co., Ltd.	1,517
65	Kyowa Hakko Kirin Co., Ltd.	1,139
47	Kyushu Electric Power Co., Inc. (a)	437
33	LIXIL Group Corp.	619
25	Mabuchi Motor Co., Ltd.	1,150
87	Mazda Motor Corp.	1,269
60	Medipal Holdings Corp.	988
541	Mitsubishi UFJ Financial Group, Inc.	2,736
35	Mitsui & Co., Ltd.	407
66	Mitsui Fudosan Co., Ltd.	1,429
36	MS&AD Insurance Group Holdings, Inc.	1,046
28	NGK Spark Plug Co., Ltd.	455
14	Nidec Corp.	1,261
40	Nippon Steel & Sumitomo Metal Corp.	758
46	Nippon Telegraph & Telephone Corp.	2,195
102	Nishi-Nippon City Bank Ltd. (The)	197
40	Omron Corp.	1,323
61	ORIX Corp.	860
42	Otsuka Holdings Co., Ltd.	2,001
53	Seiko Epson Corp.	938

SHARES	SECURITY DESCRIPTION	VALUE
	Japan — continued
51	Seven & i Holdings Co., Ltd.	2,097
29	Shin-Etsu Chemical Co., Ltd.	1,979
61	Sony Corp.	2,009
126	Sumitomo Bakelite Co., Ltd.	605
67	Sumitomo Mitsui Financial Group, Inc.	2,111
39	Sumitomo Realty & Development Co., Ltd.	1,009
30	Suntory Beverage & Food Ltd.	1,317
20	Suzuken Co., Ltd.	638
78	Takashimaya Co., Ltd.	591
187	Tokyo Gas Co., Ltd.	796
75	Toyota Motor Corp.	4,175
66	Yamato Holdings Co., Ltd.	1,627

		62,024

	Luxembourg — 0.1%
236	ArcelorMittal (a)	1,530

	Malaysia — 0.1%
168	Public Bank Bhd	806

	Mexico — 0.2%
16	Fibra Uno Administracion S.A. de C.V.	33
171	Grupo Financiero Banorte S.A.B. de C.V., Class O	935
558	Wal-Mart de Mexico S.A.B. de C.V.	1,275

		2,243

	Netherlands — 1.3%
178	Aegon N.V.	722
17	ASML Holding N.V.	1,907
20	Heineken N.V.	1,896
172	ING Groep N.V.	1,918
309	Koninklijke KPN N.V.	1,017
64	Koninklijke Philips N.V.	1,696
33	NN Group N.V.	890
1	NXP Semiconductors N.V. (a)	106
17	NXP Semiconductors N.V. (a)	1,468
84	Royal Dutch Shell plc, Class A	2,169
160	Royal Dutch Shell plc, Class B	4,266

		18,055

	New Zealand — 0.1%
360	Spark New Zealand Ltd.	1,028

	Norway — 0.0% (g)
24	DNB ASA	266

	Peru — 0.1%
8	Credicorp Ltd.	1,360

		1,360

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Portugal — 0.1%
63	Galp Energia SGPS S.A.	860

	Russia — 0.4%
42	Lukoil PJSC, ADR	1,800
49	Magnit PJSC, Reg. S, GDR	1,876
10	Mail.Ru Group Ltd., Reg. S, GDR (a)	187
35	Mobile TeleSystems PJSC, ADR	312
213	Sberbank of Russia PJSC, ADR	1,853

		6,028

	Singapore — 0.3%
13	Broadcom Ltd.	2,143
164	DBS Group Holdings Ltd.	1,897
39	Singapore Exchange Ltd.	218

		4,258

	South Africa — 1.1%
49	Aspen Pharmacare Holdings Ltd. (a)	1,312
100	Bid Corp. Ltd. (a)	1,874
97	Bidvest Group Ltd. (The)	1,118
17	Capitec Bank Holdings Ltd.	768
458	FirstRand Ltd.	1,602
51	Mr Price Group Ltd.	849
129	MTN Group Ltd.	1,305
8	Naspers Ltd., Class N	1,298
105	Remgro Ltd.	1,974
114	RMB Holdings Ltd.	512
194	Sanlam Ltd.	917
93	Shoprite Holdings Ltd.	1,365
34	Tiger Brands Ltd.	945

		15,839

	South Korea — 0.4%
15	Hyundai Motor Co.	1,749
3	Samsung Electronics Co., Ltd.	4,183

		5,932

	Spain — 0.4%
279	Banco Santander S.A.	1,185
971	Bankia S.A.	745
89	Distribuidora Internacional de Alimentacion S.A.	554
194	Iberdrola S.A.	1,334
38	Repsol S.A.	487
130	Telefonica S.A.	1,274

		5,579

	Sweden — 0.3%
57	Electrolux AB, Series B	1,553
161	Nordea Bank AB	1,434

SHARES	SECURITY DESCRIPTION	VALUE
	Sweden — continued
128	Sandvik AB	1,374

		4,361

	Switzerland — 2.1%
10	Actelion Ltd. (a)	1,735
27	Allied World Assurance Co. Holdings AG	1,097
11	Chubb Ltd.	1,380
19	Cie Financiere Richemont S.A.	1,176
25	Credit Suisse Group AG (a)	284
28	LafargeHolcim Ltd. (a)	1,316
3	LafargeHolcim Ltd. (a)	170
90	Nestle S.A.	7,176
51	Novartis AG	4,239
20	Roche Holding AG	5,163
2	Syngenta AG (a)	760
109	UBS Group AG	1,496
37	Wolseley plc	2,049
4	Zurich Insurance Group AG (a)	1,059

		29,100

	Taiwan — 0.6%
290	Delta Electronics, Inc.	1,528
229	President Chain Store Corp.	1,861
210	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,831

		9,220

	Thailand — 0.2%
96	Siam Cement PCL (The)	1,409
361	Siam Commercial Bank PCL (The)	1,646

		3,055

	Turkey — 0.1%
134	KOC Holding A.S.	573
241	Turkiye Garanti Bankasi A.S.	594

		1,167

	United Kingdom — 3.4%
124	3i Group plc	1,016
33	Associated British Foods plc	1,159
44	AstraZeneca plc	2,913
229	Aviva plc	1,178
626	Barclays plc	1,277
118	Barratt Developments plc	682
341	BP plc	1,931
71	British American Tobacco plc	4,511
556	Centrica plc	1,772
165	Debenhams plc	122
190	Dixons Carphone plc	878

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United Kingdom — continued
173	Domino’s Pizza Group plc	907
159	GlaxoSmithKline plc	3,551
468	HSBC Holdings plc	3,066
24	HSBC Holdings plc	159
37	InterContinental Hotels Group plc	1,488
132	ITV plc	341
2,339	Lloyds Banking Group plc	1,645
60	Prudential plc	1,063
26	Reckitt Benckiser Group plc	2,485
25	Rio Tinto Ltd.	971
8	Rio Tinto plc	255
167	RSA Insurance Group plc	1,100
79	SABMiller plc	4,588
173	Standard Chartered plc (a)	1,380
280	Taylor Wimpey plc	573
46	Unilever N.V., CVA	2,133
1,153	Vodafone Group plc	3,502
13	Whitbread plc	661
33	WPP plc	749

		48,056

	United States — 22.3%
36	Acadia Healthcare Co., Inc. (a)	2,049
12	Acuity Brands, Inc.	3,095
17	Adobe Systems, Inc. (a)	1,646
27	Aetna, Inc.	3,087
9	Affiliated Managers Group, Inc. (a)	1,339
9	Air Products & Chemicals, Inc.	1,406
1	Alleghany Corp. (a)	608
13	Alphabet, Inc., Class C (a)	10,376
8	Amazon.com, Inc. (a)	6,407
28	American Electric Power Co., Inc.	1,909
66	American Homes 4 Rent, Class A	1,442
45	American International Group, Inc.	2,448
32	Amphenol Corp., Class A	1,924
25	Amplify Snack Brands, Inc. (a)	350
26	Apple, Inc.	2,715
33	Aramark	1,193
18	Arista Networks, Inc. (a)	1,309
17	Arrow Electronics, Inc. (a)	1,145
2	AutoZone, Inc. (a)	1,307
22	Ball Corp.	1,552
205	Bank of America Corp.	2,963
27	Bed Bath & Beyond, Inc.	1,192
39	Best Buy Co., Inc.	1,321

SHARES	SECURITY DESCRIPTION	VALUE
	United States — continued
4	BlackRock, Inc.	1,569
19	Brinker International, Inc.	875
43	Bristol-Myers Squibb Co.	3,202
43	Brixmor Property Group, Inc.	1,211
48	Capital One Financial Corp.	3,192
32	Carlisle Cos., Inc.	3,320
57	CBRE Group, Inc., Class A (a)	1,608
20	CBS Corp. (Non-Voting), Class B	1,022
10	Celgene Corp. (a)	1,091
99	Charles Schwab Corp. (The)	2,800
6	Charter Communications, Inc., Class A (a)	1,375
13	Cigna Corp.	1,644
62	Cisco Systems, Inc.	1,899
11	CIT Group, Inc.	382
36	Citigroup, Inc.	1,581
41	Citizens Financial Group, Inc.	925
76	Clear Channel Outdoor Holdings, Inc., Class A	532
17	CNO Financial Group, Inc.	297
14	Columbia Sportswear Co.	810
20	Concho Resources, Inc. (a)	2,517
21	ConocoPhillips	858
76	Corning, Inc.	1,697
6	CoStar Group, Inc. (a)	1,346
13	CVS Health Corp.	1,236
63	Delta Air Lines, Inc.	2,460
39	DISH Network Corp., Class A (a)	2,069
27	Dollar General Corp.	2,555
23	Dover Corp.	1,667
11	Dr. Pepper Snapple Group, Inc.	1,065
19	Duke Energy Corp.	1,617
16	Eagle Materials, Inc.	1,350
26	East West Bancorp, Inc.	889
12	EastGroup Properties, Inc.	853
18	Edison International	1,392
38	Electronic Arts, Inc. (a)	2,889
18	Energizer Holdings, Inc.	922
48	Entercom Communications Corp., Class A	695
45	Envision Healthcare Holdings, Inc. (a)	1,097
12	EOG Resources, Inc.	948
13	EQT Corp.	975
11	Equifax, Inc.	1,491
25	Eversource Energy	1,479
11	Expedia, Inc.	1,322

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
45	Exxon Mobil Corp.	4,028
64	Facebook, Inc., Class A (a)	7,970
4	Fifth Third Bancorp	82
5	First Republic Bank	363
39	Fortune Brands Home & Security, Inc.	2,490
41	Gap, Inc. (The)	1,068
20	Genuine Parts Co.	2,004
39	Gilead Sciences, Inc.	3,063
56	GoDaddy, Inc., Class A (a)	1,676
18	Guidewire Software, Inc. (a)	1,125
28	Hanesbrands, Inc.	756
27	Harris Corp.	2,360
43	Hartford Financial Services Group, Inc. (The)	1,717
14	HCA Holdings, Inc. (a)	1,087
12	HCP, Inc.	483
58	HD Supply Holdings, Inc. (a)	2,108
41	Hewlett Packard Enterprise Co.	865
136	Hilton Worldwide Holdings, Inc.	3,161
37	HollyFrontier Corp.	950
34	Home Depot, Inc. (The)	4,671
12	Honeywell International, Inc.	1,432
6	Humana, Inc.	1,103
13	Illinois Tool Works, Inc.	1,485
13	Illumina, Inc. (a)	2,201
6	Intercept Pharmaceuticals, Inc. (a)	1,104
24	Johnson & Johnson	2,970
67	KapStone Paper & Packaging Corp.	951
29	Kimco Realty Corp.	934
75	Kinder Morgan, Inc.	1,518
24	Kite Pharma, Inc. (a)	1,342
13	KLA-Tencor Corp.	961
41	Kohl’s Corp.	1,691
30	Kroger Co. (The)	1,020
68	La Quinta Holdings, Inc. (a)	842
2	Lam Research Corp.	166
18	Lennox International, Inc.	2,873
80	Loews Corp.	3,300
9	M&T Bank Corp.	1,004
30	Marathon Petroleum Corp.	1,178
10	Marsh & McLennan Cos., Inc.	632
7	Martin Marietta Materials, Inc.	1,459
28	MasterCard, Inc., Class A	2,707
51	Media General, Inc. (a)	894

SHARES	SECURITY DESCRIPTION	VALUE
	United States — continued
43	Merck & Co., Inc.	2,531
90	Microsoft Corp.	5,092
8	Middleby Corp. (The) (a)	1,020
18	Mohawk Industries, Inc. (a)	3,832
8	Monster Beverage Corp. (a)	1,281
43	Morgan Stanley	1,231
11	National Bank Holdings Corp., Class A	228
16	Netflix, Inc. (a)	1,436
15	Newell Brands, Inc.	764
9	Nexstar Broadcasting Group, Inc., Class A	478
15	NextEra Energy, Inc.	1,965
1	NII Holdings, Inc. (a)	3
13	Northern Trust Corp.	912
35	Norwegian Cruise Line Holdings Ltd. (a)	1,501
16	Old Dominion Freight Line, Inc. (a)	1,140
37	Outfront Media, Inc.	853
10	Palo Alto Networks, Inc. (a)	1,274
73	PayPal Holdings, Inc. (a)	2,709
32	PBF Energy, Inc., Class A	709
127	Pfizer, Inc.	4,677
18	Phillips 66	1,385
24	PNC Financial Services Group, Inc. (The)	1,957
15	Post Holdings, Inc. (a)	1,261
10	PPG Industries, Inc.	1,029
2	Priceline Group, Inc. (The) (a)	2,557
25	Procter & Gamble Co. (The)	2,111
15	Prudential Financial, Inc.	1,104
29	QUALCOMM, Inc.	1,797
54	Rayonier, Inc.	1,469
20	Red Rock Resorts, Inc., Class A (a)	458
5	Regeneron Pharmaceuticals, Inc. (a)	1,913
29	Revance Therapeutics, Inc. (a)	396
18	S&P Global, Inc.	2,235
14	salesforce.com, Inc. (a)	1,178
13	Sempra Energy	1,485
20	ServiceNow, Inc. (a)	1,475
5	Sherwin-Williams Co. (The)	1,515
41	Shire plc	2,631
13	Signature Bank (a)	1,549
42	Southwest Airlines Co.	1,543
11	Spark Therapeutics, Inc. (a)	649
19	Splunk, Inc. (a)	1,163
33	Sprouts Farmers Market, Inc. (a)	768
37	Starbucks Corp.	2,121

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States –– continued
10	Stericycle, Inc. (a)	880
9	SunTrust Banks, Inc.	383
10	T. Rowe Price Group, Inc.	675
6	TEGNA, Inc.	133
5	Tesla Motors, Inc. (a)	1,118
34	Texas Instruments, Inc.	2,339
64	TherapeuticsMD, Inc. (a)	498
22	Tiffany & Co.	1,436
11	Time Warner, Inc.	867
33	T-Mobile U.S., Inc. (a)	1,519
14	Travelers Cos., Inc. (The)	1,615
12	TreeHouse Foods, Inc. (a)	1,259
24	Tyson Foods, Inc., Class A	1,771
41	U.S. Bancorp	1,726
6	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,603
18	United Technologies Corp.	1,939
40	UnitedHealth Group, Inc.	5,679
39	Unum Group	1,305
35	Vantiv, Inc., Class A (a)	1,932
37	Veeva Systems, Inc., Class A (a)	1,404
29	Verizon Communications, Inc.	1,624
15	Vertex Pharmaceuticals, Inc. (a)	1,463
39	Visa, Inc., Class A	3,042
15	Vulcan Materials Co.	1,858
4	W.W. Grainger, Inc.	826
23	Wayfair, Inc., Class A (a)	1,015
122	Wells Fargo & Co.	5,863
39	WestRock Co.	1,684
26	Weyerhaeuser Co.	845
12	Workday, Inc., Class A (a)	1,004
44	Xcel Energy, Inc.	1,914

		313,905

	Total Common Stocks (Cost $645,032)	680,854

PRINCIPAL AMOUNT
Convertible Bonds — 0.0% (g)
	United States — 0.0% (g)
60	Liberty Interactive LLC, 3.750%, 02/15/30	34
125	NRG Yield, Inc., 3.250%, 06/01/20 (e)	121

	Total Convertible Bonds (Cost $146)	155

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 24.9%
		Bahamas — 0.0% (g)
	262	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (d)	50

		Belgium — 0.1%
EUR	700	Ontex Group N.V., Reg. S, 4.750%, 11/15/21	833

		Bermuda — 0.1%
		Aircastle Ltd.,
	255	5.125%, 03/15/21	272
	54	5.500%, 02/15/22	58
	161	7.625%, 04/15/20	184
	825	IHS Markit Ltd., 5.000%, 11/01/22 (e)	848
	10	NCL Corp., Ltd., 5.250%, 11/15/19 (e)	10
		Weatherford International Ltd.,
	111	4.500%, 04/15/22	92
	236	7.000%, 03/15/38	175
	68	7.750%, 06/15/21	64
	67	8.250%, 06/15/23	62

			1,765

		Canada — 0.8%
		1011778 B.C. ULC/New Red Finance, Inc.,
	189	4.625%, 01/15/22 (e)	195
	440	6.000%, 04/01/22 (e)	461
	285	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	291
	80	Baytex Energy Corp., 5.625%, 06/01/24 (e)	63
		Bombardier, Inc.,
	6	4.750%, 04/15/19 (e)	6
	30	5.500%, 09/15/18 (e)	30
	5	6.125%, 01/15/23 (e)	5
		Cascades, Inc.,
	86	5.500%, 07/15/22 (e)	85
	229	5.750%, 07/15/23 (e)	225
		Cenovus Energy, Inc.,
	42	4.450%, 09/15/42	34
	306	5.700%, 10/15/19	325
	389	6.750%, 11/15/39	418
		Concordia International Corp.,
	880	7.000%, 04/15/23 (e)	726
	160	9.500%, 10/21/22 (e)	146
		Encana Corp.,
	20	3.900%, 11/15/21	20
	51	6.500%, 02/01/38	51
	472	Garda World Security Corp., 7.250%, 11/15/21 (e)	406
	150	HudBay Minerals, Inc., 9.500%, 10/01/20	144

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
	Lundin Mining Corp.,
270	7.500%, 11/01/20 (e)	285
175	7.875%, 11/01/22 (e)	187
210	Masonite International Corp., 5.625%, 03/15/23 (e)	221
232	Mattamy Group Corp., 6.500%, 11/15/20 (e)	229
	MEG Energy Corp.,
318	6.375%, 01/30/23 (e)	228
20	6.500%, 03/15/21 (e)	15
85	7.000%, 03/31/24 (e)	62
	New Gold, Inc.,
380	6.250%, 11/15/22 (e)	387
115	7.000%, 04/15/20 (e)	119
	NOVA Chemicals Corp.,
54	5.000%, 05/01/25 (e)	55
319	5.250%, 08/01/23 (e)	329
735	Novelis, Inc., 8.750%, 12/15/20	766
	Open Text Corp.,
323	5.625%, 01/15/23 (e)	332
156	5.875%, 06/01/26 (e)	162
	Precision Drilling Corp.,
53	5.250%, 11/15/24	44
120	6.500%, 12/15/21	109
105	Quebecor Media, Inc., 5.750%, 01/15/23	110
	Teck Resources Ltd.,
121	3.000%, 03/01/19	116
145	4.500%, 01/15/21	132
132	6.125%, 10/01/35	103
45	8.000%, 06/01/21 (e)	48
169	8.500%, 06/01/24 (e)	184
	Valeant Pharmaceuticals International, Inc.,
427	5.375%, 03/15/20 (e)	381
366	5.625%, 12/01/21 (e)	313
578	5.875%, 05/15/23 (e)	481
586	6.125%, 04/15/25 (e)	486
280	6.375%, 10/15/20 (e)	253
362	6.750%, 08/15/21 (e)	325
340	7.000%, 10/01/20 (e)	315
135	7.250%, 07/15/22 (e)	121
354	7.500%, 07/15/21 (e)	329
482	Videotron Ltd., 5.375%, 06/15/24 (e)	500

		11,358

	Cayman Islands — 0.0% (g)
30	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	24

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Cayman Islands — continued
		Transocean, Inc.,
	81	6.800%, 03/15/38	48
	260	9.000%, 07/15/23 (e)	244
	300	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	302

			618

		Finland — 0.0% (g)
	501	Nokia OYJ, 6.625%, 05/15/39	540

		France — 1.2%
EUR	1,700	Areva S.A., 4.875%, 09/23/24	1,646
	500	BiSoho SAS, Reg. S, 5.875%, 05/01/23	580
EUR	2,100	Casino Guichard Perrachon SA, 3.248%, 03/07/24	2,595
EUR	800	Crown European Holdings S.A., Reg. S, 4.000%, 07/15/22	973
EUR	450	Elis S.A., Reg. S, 3.000%, 04/30/22	513
EUR	2,000	Europcar Groupe S.A., Reg. S, 5.750%, 06/15/22	2,269
EUR	550	GIE PSA Tresorerie, 6.000%, 09/19/33	752
EUR	450	Holdikks SAS, Reg. S, 6.750%, 07/15/21	455
EUR	650	Italcementi Finance S.A., 6.625%, 03/19/20	866
EUR	1,100	Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21	1,282
		SFR Group S.A.,
	800	6.000%, 05/15/22 (e)	782
	200	6.250%, 05/15/24 (e)	192
	334	7.375%, 05/01/26 (e)	334
EUR	1,550	Reg. S, 5.375%, 05/15/22	1,785
EUR	400	Reg. S, 5.625%, 05/15/24	455
EUR	900	Verallia Packaging SASU, Reg. S, 5.125%, 08/01/22	1,060
EUR	375	WFS Global Holding SAS, Reg. S, 9.500%, 07/15/22	394

			16,933

		Germany — 1.0%
EUR	1,500	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	1,782
EUR	800	Douglas GmbH, Reg. S, 6.250%, 07/15/22	969
EUR	600	HeidelbergCement AG, 2.250%, 03/30/23	702
EUR	800	HP Pelzer Holding GmbH, Reg. S, 7.500%, 07/15/21	950
EUR	600	Pfleiderer GmbH, Reg. S, 7.875%, 08/01/19	698
EUR	850	ProGroup AG, Reg. S, 5.125%, 05/01/22	1,014
EUR	1,300	ThyssenKrupp AG, 1.750%, 11/25/20	1,475
EUR	900	Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21	1,059

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Germany — continued
	400	Unitymedia GmbH, 6.125%, 01/15/25 (e)	422
EUR	770	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, Reg. S, 5.750%, 01/15/23	921
		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
	535	5.500%, 01/15/23 (e)	559
EUR	1,150	Reg. S, 4.000%, 01/15/25	1,337
EUR	2,088	Reg. S, 5.125%, 01/21/23	2,474
	300	WEPA Hygieneprodukte GmbH, Reg. S, 3.750%, 05/15/24	350

			14,712

		Ireland — 0.4%
		Ardagh Packaging Finance plc,
EUR	200	4.125%, 05/15/23 (e)	231
EUR	1,014	6.750%, 05/15/24 (e)	1,188
		Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.,
	200	6.000%, 06/30/21 (e)	203
	235	7.250%, 05/15/24 (e)	248
EUR	900	Bank of Ireland, VAR, 4.250%, 06/11/24	1,003
	661	eircom Finance DAC, 4.500%, 05/31/22 (e)	745
	400	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.000%, 07/15/23 (e)	349
EUR	1,050	Smurfit Kappa Acquisitions, Reg. S, 3.250%, 06/01/21	1,269

			5,236

		Italy — 0.7%
	1,000	Buzzi Unicem S.p.A., 2.125%, 04/28/23	1,134
EUR	1,200	Enel S.p.A., VAR, 5.000%, 01/15/75	1,434
EUR	200	Intesa Sanpaolo S.p.A., 6.625%, 09/13/23	268
EUR	1,750	Leonardo-Finmeccanica S.p.A., 4.500%, 01/19/21	2,227
	1,000	LKQ Italia Bondco SpA, Reg. S, 3.875%, 04/01/24	1,179
EUR	2,750	Telecom Italia S.p.A., 3.250%, 01/16/23	3,347
EUR	200	UniCredit S.p.A., 6.950%, 10/31/22	254

			9,843

		Japan — 0.1%
		SoftBank Group Corp.,
EUR	400	4.000%, 07/30/22	481
	400	4.500%, 04/15/20 (e)	415
EUR	700	4.750%, 07/30/25	862

			1,758

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Liberia — 0.0% (g)
		Royal Caribbean Cruises Ltd.,
	15	5.250%, 11/15/22	16
	1	7.500%, 10/15/27	1

			17

		Luxembourg — 2.6%
		Altice Financing S.A.,
	400	6.500%, 01/15/22 (e)	409
	300	6.625%, 02/15/23 (e)	301
	450	7.500%, 05/15/26 (e)	454
EUR	900	Reg. S, 5.250%, 02/15/23	1,031
EUR	600	Altice Finco S.A., Reg. S, 9.000%, 06/15/23	760
		Altice Luxembourg S.A.,
	200	7.625%, 02/15/25 (e)	196
	400	7.750%, 05/15/22 (e)	406
EUR	2,250	Reg. S, 7.250%, 05/15/22	2,544
		ArcelorMittal,
EUR	1,200	3.125%, 01/14/22	1,348
	160	6.125%, 06/01/25	170
	20	6.500%, 03/01/21	21
	1,800	7.250%, 02/25/22	1,971
	153	8.000%, 10/15/39	162
EUR	1,146	Ardagh Finance Holdings S.A., 8.375%, 06/15/19 (v)	1,329
EUR	1,850	Auris Luxembourg II S.A., Reg. S, 8.000%, 01/15/23	2,245
	161	Capsugel S.A., 7.000%, 05/15/19 (e) (v)	163
	1,000	Cirsa Funding Luxembourg S.A., Reg. S, 5.750%, 05/15/21	1,167
	600	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	616
EUR	1,300	Dufry Finance SCA, Reg. S, 4.500%, 08/01/23	1,547
EUR	800	Galapagos S.A., Reg. S, 5.375%, 06/15/21	811
GBP	417	Garfunkelux Holdco 2 S.A., Reg. S, 11.000%, 11/01/23	524
EUR	600	Garfunkelux Holdco 3 S.A., Reg. S, 7.500%, 08/01/22	678
EUR	850	Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18	924
EUR	832	Gestamp Funding Luxembourg S.A., 3.500%, 05/15/23 (e)	965
EUR	600	HeidelbergCement Finance Luxembourg S.A., 7.500%, 04/03/20	832
		Intelsat Jackson Holdings S.A.,
	330	5.500%, 08/01/23	216
	203	7.250%, 04/01/19	152

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Luxembourg — continued
	355	7.250%, 10/15/20	258
	535	8.000%, 02/15/24 (e)	511
	31	Intelsat Luxembourg S.A., 7.750%, 06/01/21	7
	63	Mallinckrodt International Finance S.A., 4.750%, 04/15/23	55
		Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
	20	4.875%, 04/15/20 (e)	20
	90	5.500%, 04/15/25 (e)	83
	916	5.625%, 10/15/23 (e)	879
	194	5.750%, 08/01/22 (e)	190
EUR	750	Matterhorn Telecom Holding S.A., Reg. S, 4.875%, 05/01/23	810
EUR	450	Matterhorn Telecom S.A., Reg. S, 3.875%, 05/01/22	496
EUR	700	Monitchem HoldCo 2 S.A., Reg. S, 6.875%, 06/15/22	697
	50	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	52
EUR	800	Picard Bondco S.A., Reg. S, 7.750%, 02/01/20	948
EUR	2,000	SIG Combibloc Holdings SCA, Reg. S, 7.750%, 02/15/23	2,387
EUR	900	Swissport Investments S.A., Reg. S, 6.750%, 12/15/21	1,021
EUR	1,600	Telenet Finance V Luxembourg S.C.A., Reg. S, 6.250%, 08/15/22	1,921
EUR	550	Telenet Finance VI Luxembourg S.C.A., Reg. S, 4.875%, 07/15/27	639
EUR	950	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Reg. S, 6.375%, 05/01/22	1,105
		Wind Acquisition Finance S.A.,
	200	4.750%, 07/15/20 (e)	199
EUR	1,850	Reg. S, 7.000%, 04/23/21	2,060

			36,280

		Mexico — 0.1%
		Cemex S.A.B. de C.V.,
	400	5.700%, 01/11/25 (e)	402
	1,340	6.125%, 05/05/25 (e)	1,367
	200	7.750%, 04/16/26 (e)	221

			1,990

		Netherlands — 1.1%
	276	Basell Finance Co., B.V., 8.100%, 03/15/27 (e)	373
	400	Bluewater Holding B.V., 10.000%, 12/10/19 (e)	177

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Netherlands — continued
		Fiat Chrysler Automobiles N.V.,
EUR	2,100	3.750%, 03/29/24	2,408
	437	4.500%, 04/15/20	442
	663	5.250%, 04/15/23	670
EUR	1,000	Grupo Antolin Dutch B.V., Reg. S, 5.125%, 06/30/22	1,190
		NXP B.V./NXP Funding LLC,
	200	4.125%, 06/15/20 (e)	206
	355	4.125%, 06/01/21 (e)	367
	400	4.625%, 06/15/22 (e)	411
	200	5.750%, 02/15/21 (e)	208
EUR	600	PortAventura Entertainment Barcelona B.V., Reg. S, 7.250%, 12/01/20	698
EUR	550	Repsol International Finance B.V., VAR, 4.500%, 03/25/75	535
		Schaeffler Finance B.V.,
EUR	300	Reg. S, 3.250%, 05/15/25	356
EUR	2,500	Reg. S, 3.500%, 05/15/22	2,893
		Sensata Technologies B.V.,
	241	4.875%, 10/15/23 (e)	248
	38	5.000%, 10/01/25 (e)	39
	7	5.625%, 11/01/24 (e)	8
EUR	2,200	UPC Holding B.V., Reg. S, 6.375%, 09/15/22	2,636
		Ziggo Bond Finance B.V.,
	200	5.875%, 01/15/25 (e)	198
EUR	700	Reg. S, 4.625%, 01/15/25	774

			14,837

		Norway — 0.1%
EUR	600	Lock A.S., Reg. S, 7.000%, 08/15/21	704

		Portugal — 0.1%
EUR	700	EDP - Energias de Portugal S.A., VAR, 5.375%, 09/16/75	795

		Singapore — 0.0% (g)
		Flextronics International Ltd.,
	15	4.625%, 02/15/20	16
	195	5.000%, 02/15/23	208

			224

		Spain — 0.1%
EUR	1,150	Campofrio Food Group S.A., Reg. S, 3.375%, 03/15/22	1,325

		Sweden — 0.3%
EUR	1,700	Verisure Holding A.B., Reg. S, 6.000%, 11/01/22	2,059
EUR	300	Volvo Car A.B., 3.250%, 05/18/21	355

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Sweden — continued
	350	Volvo Car AB, 3.250%, 05/18/21	415
EUR	1,250	Volvo Treasury AB, VAR, 4.200%, 06/10/75	1,436

			4,265

		United Kingdom — 1.9%
EUR	950	Alliance Automotive Finance plc, Reg. S, 6.250%, 12/01/21	1,142
		Anglo American Capital plc,
EUR	800	2.500%, 04/29/21	860
EUR	990	2.750%, 06/07/19	1,125
EUR	900	3.500%, 03/28/22	1,001
	425	4.450%, 09/27/20 (e)	422
	200	4.875%, 05/14/25 (e)	194
GBP	500	Boparan Finance plc, Reg. S, 5.250%, 07/15/19	648
		Ensco plc,
	52	4.500%, 10/01/24	36
	105	4.700%, 03/15/21	89
GBP	400	Galaxy Bidco Ltd., Reg. S, 6.375%, 11/15/20	532
GBP	250	Galaxy Finco Ltd., Reg. S, 7.875%, 11/15/21	327
EUR	1,150	Ineos Finance plc, Reg. S, 4.000%, 05/01/23	1,305
		International Game Technology plc,
	400	6.500%, 02/15/25 (e)	422
EUR	1,400	Reg. S, 4.750%, 02/15/23	1,686
		Jaguar Land Rover Automotive plc,
	200	4.125%, 12/15/18 (e)	205
	409	4.250%, 11/15/19 (e)	421
	537	5.625%, 02/01/23 (e)	566
GBP	550	Reg. S, 5.000%, 02/15/22	770
EUR	686	Lincoln Finance Ltd., 6.875%, 04/15/21 (e)	828
EUR	550	Merlin Entertainments plc, Reg. S, 2.750%, 03/15/22	616
GBP	600	New Look Secured Issuer plc, Reg. S, 6.500%, 07/01/22	748
EUR	400	OTE plc, 7.875%, 02/07/18	481
GBP	1,600	Pizzaexpress Financing 2 plc, Reg. S, 6.625%, 08/01/21	2,065
EUR	500	R&R Ice Cream plc, Reg. S, 4.750%, 05/15/20	572
		Royal Bank of Scotland Group plc,
	266	6.000%, 12/19/23	279
	862	6.100%, 06/10/23	905
	1,185	6.125%, 12/15/22	1,260
	200	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	216

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United Kingdom — continued
EUR	1,500	Synlab Unsecured Bondco plc, Reg. S, 8.250%, 07/01/23	1,739
EUR	1,700	Tesco Corporate Treasury Services plc, 2.500%, 07/01/24	1,942
GBP	500	Thomas Cook Group plc, 7.750%, 06/22/17	684
		Virgin Media Finance plc,
	600	6.375%, 04/15/23 (e)	616
EUR	850	Reg. S, 4.500%, 01/15/25	960
GBP	250	Vougeot Bidco plc, Reg. S, 7.875%, 07/15/20	344
EUR	600	Worldpay Finance plc, Reg. S, 3.750%, 11/15/22	701

			26,707

		United States — 14.2%
	360	A Schulman, Inc., 6.875%, 06/01/23 (e)	365
		Acadia Healthcare Co., Inc.,
	25	5.125%, 07/01/22	25
	255	5.625%, 02/15/23	253
	40	6.125%, 03/15/21	41
	115	6.500%, 03/01/24	119
	26	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	12
	985	ADT Corp. (The), 4.125%, 06/15/23	944
		Advanced Micro Devices, Inc.,
	564	6.750%, 03/01/19	562
	164	7.000%, 07/01/24	150
		AECOM,
	313	5.750%, 10/15/22	329
	785	5.875%, 10/15/24	842
		AES Corp.,
	1,000	5.500%, 04/15/25	1,024
	188	6.000%, 05/15/26	198
	7	VAR, 3.673%, 06/01/19	7
	361	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	255
	350	AK Steel Corp., 7.500%, 07/15/23	369
	651	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24 (e)	692
	400	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	428
		Alcoa, Inc.,
	740	5.125%, 10/01/24	778
	220	5.400%, 04/15/21	236
	125	5.900%, 02/01/27	134
	25	6.150%, 08/15/20	28
	5	6.750%, 07/15/18	5
	120	6.750%, 01/15/28	130

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Alere, Inc.,
190	6.375%, 07/01/23 (e)	190
292	6.500%, 06/15/20	287
230	Aleris International, Inc., 9.500%, 04/01/21 (e)	245
218	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	214
	Ally Financial, Inc.,
319	3.250%, 11/05/18	323
102	3.600%, 05/21/18	104
670	4.125%, 03/30/20	687
566	4.125%, 02/13/22	575
473	4.625%, 05/19/22	489
25	4.625%, 03/30/25	26
710	5.125%, 09/30/24	755
400	5.750%, 11/20/25	416
23	6.250%, 12/01/17	24
448	8.000%, 11/01/31	545
	Altice U.S. Finance I Corp.,
605	5.375%, 07/15/23 (e)	625
457	5.500%, 05/15/26 (e)	473
	AMC Entertainment, Inc.,
200	5.750%, 06/15/25	200
208	5.875%, 02/15/22	212
	AMC Networks, Inc.,
300	4.750%, 12/15/22	307
430	5.000%, 04/01/24	438
550	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	582
95	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	100
	AmeriGas Partners LP / AmeriGas Finance Corp.,
127	5.625%, 05/20/24	131
127	5.875%, 08/20/26	133
	Amsurg Corp.,
55	5.625%, 11/30/20	57
450	5.625%, 07/15/22	472
425	Anixter, Inc., 5.500%, 03/01/23	446
	Antero Resources Corp.,
591	5.125%, 12/01/22	551
387	5.375%, 11/01/21	371
100	6.000%, 12/01/20	99
	Apache Corp.,
53	3.250%, 04/15/22	54

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — continued
	104	4.750%, 04/15/43	103
	68	6.000%, 01/15/37	78
	300	Aramark Services, Inc., 5.125%, 01/15/24	310
	25	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	23
	534	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	559
	400	Ashtead Capital, Inc., 5.625%, 10/01/24 (e)	417
		Avaya, Inc.,
	740	7.000%, 04/01/19 (e)	557
	345	10.500%, 03/01/21 (e)	93
	292	Axiall Corp., 4.875%, 05/15/23	300
	165	B&G Foods, Inc., 4.625%, 06/01/21	170
		Ball Corp.,
	100	4.000%, 11/15/23	101
	215	4.375%, 12/15/20	230
EUR	850	4.375%, 12/15/23	1,055
	150	5.000%, 03/15/22	160
	110	5.250%, 07/01/25	119
	50	Basic Energy Services, Inc., 7.750%, 10/15/22	18
		Belden, Inc.,
	3	5.250%, 07/15/24 (e)	3
	226	5.500%, 09/01/22 (e)	234
		Berry Plastics Corp.,
	230	5.125%, 07/15/23	238
	190	5.500%, 05/15/22	199
		Blue Cube Spinco, Inc.,
	615	9.750%, 10/15/23 (e)	703
	859	10.000%, 10/15/25 (e)	981
	250	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	235
	349	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	321
	268	Boardwalk Pipelines LP, 5.950%, 06/01/26	281
		Boyd Gaming Corp.,
	120	6.375%, 04/01/26 (e)	128
	342	6.875%, 05/15/23	366
	185	Briggs & Stratton Corp., 6.875%, 12/15/20	205
	300	Buckeye Partners LP, 5.600%, 10/15/44	300
	923	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	940
		Cablevision Systems Corp.,
	145	7.750%, 04/15/18	156
	617	8.000%, 04/15/20	643
	306	8.625%, 09/15/17	325

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	CalAtlantic Group, Inc.,
100	5.375%, 10/01/22	104
547	5.875%, 11/15/24	584
70	8.375%, 01/15/21	82
652	Caleres, Inc., 6.250%, 08/15/23	667
	California Resources Corp.,
3	5.000%, 01/15/20	1
20	5.500%, 09/15/21	9
7	6.000%, 11/15/24	3
71	8.000%, 12/15/22 (e)	46
	Calpine Corp.,
370	5.250%, 06/01/26 (e)	376
4	5.375%, 01/15/23	4
20	5.500%, 02/01/24	20
7	5.750%, 01/15/25	7
754	5.875%, 01/15/24 (e)	794
500	6.000%, 01/15/22 (e)	522
517	Casella Waste Systems, Inc., 7.750%, 02/15/19	527
105	CCM Merger, Inc., 9.125%, 05/01/19 (e)	110
	CCO Holdings LLC/CCO Holdings Capital Corp.,
155	5.250%, 09/30/22	161
32	5.375%, 05/01/25 (e)	33
480	5.500%, 05/01/26 (e)	501
30	5.750%, 09/01/23	31
704	5.750%, 02/15/26 (e)	743
986	5.875%, 04/01/24 (e)	1,053
	CDW LLC/CDW Finance Corp.,
105	5.000%, 09/01/23	107
70	5.500%, 12/01/24	73
134	6.000%, 08/15/22	143
110	CEB, Inc., 5.625%, 06/15/23 (e)	111
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
500	5.250%, 03/15/21	520
5	5.375%, 06/01/24	5
600	Cemex Finance LLC, 6.000%, 04/01/24 (e)	614
	Centene Corp.,
157	4.750%, 05/15/22	162
295	5.625%, 02/15/21	312
260	6.125%, 02/15/24	279
477	Central Garden & Pet Co., 6.125%, 11/15/23	506
5	Cenveo Corp., 8.500%, 09/15/22 (e)	3
15	CF Industries, Inc., 7.125%, 05/01/20	17

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Change Healthcare Holdings, Inc.,
280	6.000%, 02/15/21 (e)	297
405	11.000%, 12/31/19	428
270	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	282
213	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	193
145	Choice Hotels International, Inc., 5.750%, 07/01/22	158
	CHS/Community Health Systems, Inc.,
4	5.125%, 08/15/18	4
260	5.125%, 08/01/21	259
521	6.875%, 02/01/22	448
320	7.125%, 07/15/20	291
354	8.000%, 11/15/19	340
	Cimarex Energy Co.,
91	4.375%, 06/01/24	95
100	5.875%, 05/01/22	105
503	Cincinnati Bell, Inc., 8.375%, 10/15/20	521
568	Cinemark USA, Inc., 5.125%, 12/15/22	586
	CIT Group, Inc.,
288	3.875%, 02/19/19	294
1,995	5.000%, 08/15/22	2,100
500	5.375%, 05/15/20	530
39	5.500%, 02/15/19 (e)	41
449	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	443
149	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	144
	Claire’s Stores, Inc.,
159	6.125%, 03/15/20 (e)	80
17	8.875%, 03/15/19	2
26	9.000%, 03/15/19 (e)	14
	Clear Channel Worldwide Holdings, Inc.,
15	Series A, 6.500%, 11/15/22	15
795	Series B, 6.500%, 11/15/22	823
55	Series A, 7.625%, 03/15/20	52
685	Series B, 7.625%, 03/15/20	682
	Clearwater Paper Corp.,
345	4.500%, 02/01/23	337
91	5.375%, 02/01/25 (e)	91
8	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	8
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
7	6.375%, 03/15/24	3
36	8.500%, 12/15/19	22

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
144	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	72
	CNO Financial Group, Inc.,
39	4.500%, 05/30/20	41
645	5.250%, 05/30/25	669
215	Coeur Mining, Inc., 7.875%, 02/01/21	214
611	Commercial Metals Co., 4.875%, 05/15/23	599
68	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	72
	CommScope, Inc.,
23	4.375%, 06/15/20 (e)	24
310	5.000%, 06/15/21 (e)	321
295	5.500%, 06/15/24 (e)	307
242	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	250
	Concho Resources, Inc.,
100	5.500%, 10/01/22	99
102	6.500%, 01/15/22	104
30	CONSOL Energy, Inc., 5.875%, 04/15/22	27
306	Consolidated Communications, Inc., 6.500%, 10/01/22	282
	Constellation Brands, Inc.,
100	4.250%, 05/01/23	106
3	4.750%, 11/15/24	3
270	4.750%, 12/01/25	293
60	6.000%, 05/01/22	70
10	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03, 7.875%, 07/02/18	11
331	Continental Airlines 2005-ERJ1 Pass-Through Trust, Series ERJ1, 9.798%, 04/01/21	367
50	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	53
	Continental Resources, Inc.,
815	5.000%, 09/15/22	762
297	7.125%, 04/01/21	304
420	Cott Beverages, Inc., 5.375%, 07/01/22	431
	Covanta Holding Corp.,
100	5.875%, 03/01/24	99
95	6.375%, 10/01/22	98
324	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, 04/01/23	304
9	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	8

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
325	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	336
20	CSI Compressco LP/CSI Compressco Finance, Inc., 7.250%, 08/15/22	17
883	CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 06/15/23 (e)	903
	D.R. Horton, Inc.,
32	4.375%, 09/15/22	34
154	4.750%, 02/15/23	163
71	Dana, Inc., 5.500%, 12/15/24	72
269	Darling Ingredients, Inc., 5.375%, 01/15/22	278
	DaVita HealthCare Partners, Inc.,
335	5.000%, 05/01/25	339
398	5.125%, 07/15/24	411
115	5.750%, 08/15/22	121
1,287	Dean Foods Co., 6.500%, 03/15/23 (e)	1,361
40	Delta Air Lines 2007-1 Class B Pass-Through Trust, Series 2007-1, 8.021%, 08/10/22	46
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
5	3.480%, 06/01/19 (e)	5
159	4.420%, 06/15/21 (e)	166
464	5.450%, 06/15/23 (e)	491
170	5.875%, 06/15/21 (e)	178
464	6.020%, 06/15/26 (e)	498
175	7.125%, 06/15/24 (e)	188
65	8.100%, 07/15/36 (e)	74
93	8.350%, 07/15/46 (e)	107
340	Diebold, Inc., 8.500%, 04/15/24 (e)	340
	DISH DBS Corp.,
80	5.875%, 07/15/22	80
1,624	6.750%, 06/01/21	1,725
561	7.750%, 07/01/26 (e)	582
110	7.875%, 09/01/19	122
606	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	653
266	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	275
65	DR Horton, Inc., 5.750%, 08/15/23	72
705	DS Services of America, Inc., 10.000%, 09/01/21 (e)	794
310	DuPont Fabros Technology LP, 5.875%, 09/15/21	325
	Dynegy, Inc.,
562	5.875%, 06/01/23	506
190	7.375%, 11/01/22	187

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
330	7.625%, 11/01/24	322
115	E*TRADE Financial Corp., 5.375%, 11/15/22	122
65	Eldorado Resorts, Inc., 7.000%, 08/01/23	68
3,132	Embarq Corp., 7.995%, 06/01/36	3,261
220	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	236
351	Endo Finance LLC, 5.750%, 01/15/22 (e)	316
250	Endo Finance LLC/Endo Finco, Inc., 5.875%, 01/15/23 (e)	217
483	Energy Transfer Equity LP, 5.875%, 01/15/24	484
375	EnerSys, 5.000%, 04/30/23 (e)	373
42	Entegris, Inc., 6.000%, 04/01/22 (e)	43
280	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	285
	EP Energy LLC/Everest Acquisition Finance, Inc.,
148	6.375%, 06/15/23	74
172	7.750%, 09/01/22	88
710	9.375%, 05/01/20	404
	Equinix, Inc.,
750	5.375%, 01/01/22	789
47	5.375%, 04/01/23	49
3	5.750%, 01/01/25	3
86	5.875%, 01/15/26	93
293	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	292
281	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23	247
200	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	199
	First Data Corp.,
540	5.000%, 01/15/24 (e)	544
190	5.375%, 08/15/23 (e)	195
733	5.750%, 01/15/24 (e)	740
73	6.750%, 11/01/20 (e)	76
842	7.000%, 12/01/23 (e)	867
	Freeport-McMoRan, Inc.,
565	3.100%, 03/15/20	524
795	3.875%, 03/15/23	684
392	5.400%, 11/14/34	304
823	5.450%, 03/15/43	631
322	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	340

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Fresenius Medical Care U.S. Finance II, Inc.,
160	4.125%, 10/15/20 (e)	169
220	4.750%, 10/15/24 (e)	234
85	5.625%, 07/31/19 (e)	93
200	5.875%, 01/31/22 (e)	226
25	6.500%, 09/15/18 (e)	27
300	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	338
	Frontier Communications Corp.,
675	6.250%, 09/15/21	656
15	7.125%, 03/15/19	16
40	8.125%, 10/01/18	44
375	8.500%, 04/15/20	403
188	8.875%, 09/15/20	202
744	9.250%, 07/01/21	810
213	10.500%, 09/15/22	230
542	11.000%, 09/15/25	579
210	FTI Consulting, Inc., 6.000%, 11/15/22	221
352	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	398
	Genesis Energy LP/Genesis Energy Finance Corp.,
307	5.625%, 06/15/24	293
50	5.750%, 02/15/21	50
27	6.000%, 05/15/23	27
30	6.750%, 08/01/22	30
260	GenOn Energy, Inc., 9.875%, 10/15/20	185
125	Global Partners LP/GLP Finance Corp., 7.000%, 06/15/23	106
	GLP Capital LP/GLP Financing II, Inc.,
20	4.375%, 04/15/21	21
650	5.375%, 11/01/23	697
85	5.375%, 04/15/26	91
275	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	285
138	Goodman Networks, Inc., 12.125%, 07/01/18	71
	Goodyear Tire & Rubber Co. (The),
290	5.000%, 05/31/26	306
675	5.125%, 11/15/23	714
140	7.000%, 05/15/22	150
	Graphic Packaging International, Inc.,
110	4.750%, 04/15/21	117
100	4.875%, 11/15/22	105

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Gray Television, Inc.,
160	5.875%, 07/15/26 (e)	164
865	7.500%, 10/01/20	903
25	Greif, Inc., 6.750%, 02/01/17	25
1,000	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	993
4	Guitar Center, Inc., 6.500%, 04/15/19 (e)	4
398	H&E Equipment Services, Inc., 7.000%, 09/01/22	415
330	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	251
	Harland Clarke Holdings Corp.,
250	6.875%, 03/01/20 (e)	240
5	9.750%, 08/01/18 (e)	5
240	HCA Holdings, Inc., 6.250%, 02/15/21	260
	HCA, Inc.,
289	3.750%, 03/15/19	300
205	4.250%, 10/15/19	213
55	4.750%, 05/01/23	57
346	5.000%, 03/15/24	363
165	5.250%, 04/15/25	176
295	5.250%, 06/15/26	313
551	5.375%, 02/01/25	573
290	5.875%, 03/15/22	319
451	Series 1, 5.875%, 05/01/23	483
535	5.875%, 02/15/26	572
125	6.500%, 02/15/20	138
472	7.500%, 02/15/22	536
5	8.000%, 10/01/18	6
	HD Supply, Inc.,
365	5.250%, 12/15/21 (e)	386
141	5.750%, 04/15/24 (e)	150
370	7.500%, 07/15/20	387
138	Headwaters, Inc., 7.250%, 01/15/19	142
320	Hecla Mining Co., 6.875%, 05/01/21	320
1,282	Hexion, Inc., 6.625%, 04/15/20	1,083
	Hiland Partners Holdings LP/Hiland Partners Finance Corp.,
28	5.500%, 05/15/22 (e)	28
24	7.250%, 10/01/20 (e)	25
	Hilcorp Energy I LP/Hilcorp Finance Co.,
970	5.000%, 12/01/24 (e)	902
60	5.750%, 10/01/25 (e)	57
118	7.625%, 04/15/21 (e)	121
10	Reg. S, 7.625%, 04/15/21	10

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
130	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	136
	Holly Energy Partners LP/Holly Energy Finance Corp.,
104	6.000%, 08/01/24 (e)	105
25	6.500%, 03/01/20	26
333	Hologic, Inc., 5.250%, 07/15/22 (e)	353
	Hughes Satellite Systems Corp.,
309	5.250%, 08/01/26 (e)	308
174	6.625%, 08/01/26 (e)	173
50	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	53
865	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	830
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
35	4.875%, 03/15/19	35
290	5.875%, 02/01/22	277
315	6.000%, 08/01/20	314
	iHeartCommunications, Inc.,
1,195	9.000%, 12/15/19	965
30	9.000%, 03/01/21	22
1,015	ILFC E-Capital Trust I, VAR, 3.980%, 12/21/65 (e)	818
580	ILFC E-Capital Trust II, VAR, 4.230%, 12/21/65 (e)	464
8	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 05/01/21 (e) (v)	7
	Infor U.S., Inc.,
324	5.750%, 08/15/20 (e)	342
364	6.500%, 05/15/22	361
325	Informatica LLC, 7.125%, 07/15/23 (e)	320
215	Ingles Markets, Inc., 5.750%, 06/15/23	221
34	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	35
	Iron Mountain, Inc.,
369	5.750%, 08/15/24	379
266	6.000%, 10/01/20 (e)	281
235	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	245
	J.C. Penney Corp., Inc.,
385	5.875%, 07/01/23 (e)	395
4	8.125%, 10/01/19	4
245	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	260

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		United States — continued
		JBS USA LLC/JBS USA Finance, Inc.,
	736	5.750%, 06/15/25 (e)	728
	700	5.875%, 07/15/24 (e)	703
	550	7.250%, 06/01/21 (e)	567
	300	8.250%, 02/01/20 (e)	312
	150	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	146
	106	Kaiser Aluminum Corp., 5.875%, 05/15/24 (e)	111
	44	Kennedy-Wilson, Inc., 5.875%, 04/01/24	44
		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
	250	5.000%, 06/01/24 (e)	261
	250	5.250%, 06/01/26 (e)	265
EUR	550	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	649
	621	KLX, Inc., 5.875%, 12/01/22 (e)	629
		L Brands, Inc.,
	385	5.625%, 02/15/22	424
	300	5.625%, 10/15/23	332
	250	6.750%, 07/01/36	262
	325	6.875%, 11/01/35	345
		Lamar Media Corp.,
	175	5.000%, 05/01/23	182
	30	5.875%, 02/01/22	32
	344	Landry’s, Inc., 9.375%, 05/01/20 (e)	362
		Lennar Corp.,
	15	4.500%, 06/15/19	16
	25	4.500%, 11/15/19	26
	510	4.750%, 05/30/25	518
	154	4.875%, 12/15/23	159
	60	6.950%, 06/01/18	65
	5	Series B, 12.250%, 06/01/17	5
	568	Level 3 Communications, Inc., 5.750%, 12/01/22	594
		Level 3 Financing, Inc.,
	384	5.125%, 05/01/23	395
	177	5.250%, 03/15/26 (e)	185
	142	5.375%, 01/15/24	149
	291	5.375%, 05/01/25	306
	3	5.625%, 02/01/23	3
	5	VAR, 4.407%, 01/15/18	5
	251	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	279
		LifePoint Health, Inc.,
	160	5.375%, 05/01/24 (e)	164

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
254	5.500%, 12/01/21	266
390	LIN Television Corp., 5.875%, 11/15/22	405
410	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	426
5	Louisiana-Pacific Corp., 7.500%, 06/01/20	5
338	M/I Homes, Inc., 6.750%, 01/15/21	348
48	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	46
4	Masco Corp., 5.950%, 03/15/22	5
757	MasTec, Inc., 4.875%, 03/15/23	725
	Match Group, Inc.,
110	6.375%, 06/01/24 (e)	118
200	6.750%, 12/15/22 (e)	210
289	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23	302
230	Meritage Homes Corp., 7.000%, 04/01/22	252
95	MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer, Inc., 5.625%, 05/01/24 (e)	102
	MGM Resorts International,
350	5.250%, 03/31/20	374
320	6.000%, 03/15/23	346
350	6.625%, 12/15/21	387
495	6.750%, 10/01/20	547
280	7.750%, 03/15/22	323
45	11.375%, 03/01/18	51
	Micron Technology, Inc.,
425	5.250%, 08/01/23 (e)	382
76	5.250%, 01/15/24 (e)	68
114	5.500%, 02/01/25	102
14	5.625%, 01/15/26 (e)	13
17	5.875%, 02/15/22	16
304	7.500%, 09/15/23 (e)	332
216	Microsemi Corp., 9.125%, 04/15/23 (e)	245
550	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	578
	Momentive Performance Materials, Inc.,
262	3.880%, 10/24/21	205
35	8.875%, 10/15/20 (d)	—
741	MPG Holdco I, Inc., 7.375%, 10/15/22	760
646	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	690
	MPLX LP,
218	4.500%, 07/15/23 (e)	214
28	4.875%, 12/01/24 (e)	28

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
197	4.875%, 06/01/25 (e)	197
400	5.500%, 02/15/23 (e)	412
404	MSCI, Inc., 5.250%, 11/15/24 (e)	428
4	Murphy Oil USA, Inc., 6.000%, 08/15/23	4
2	Mustang Merger Corp., 8.500%, 08/15/21 (e)	2
243	National Financial Partners Corp., 9.000%, 07/15/21 (e)	244
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
300	6.500%, 08/01/18	288
15	6.500%, 07/01/21	13
248	6.500%, 06/01/22	208
45	7.875%, 10/01/20	43
43	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	33
113	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	77
246	NBTY, Inc., 7.625%, 05/15/21 (e)	251
225	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	246
	NCR Corp.,
50	5.000%, 07/15/22	50
4	5.875%, 12/15/21	4
16	6.375%, 12/15/23	17
250	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	212
	Netflix, Inc.,
350	5.500%, 02/15/22	372
115	5.750%, 03/01/24	122
260	5.875%, 02/15/25	278
	New Albertsons, Inc.,
121	Series C, 6.625%, 06/01/28	113
204	7.450%, 08/01/29	199
30	7.750%, 06/15/26	30
47	8.000%, 05/01/31	47
225	8.700%, 05/01/30	228
	Newfield Exploration Co.,
231	5.375%, 01/01/26	221
126	5.625%, 07/01/24	124
193	5.750%, 01/30/22	192
	Nexstar Broadcasting, Inc.,
35	6.125%, 02/15/22 (e)	36
25	6.875%, 11/15/20	26

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
245	Nexstar Escrow Corp., 5.625%, 08/01/24 (e)	249
2	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	2
425	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	445
1,033	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	1,065
	NRG Energy, Inc.,
850	6.250%, 05/01/24	839
11	6.625%, 03/15/23	11
215	7.250%, 05/15/26 (e)	221
113	7.875%, 05/15/21	117
600	NRG Yield Operating LLC, 5.375%, 08/15/24	614
532	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	545
40	NWH Escrow Corp., 7.500%, 08/01/21 (e)	30
	Oasis Petroleum, Inc.,
297	6.875%, 03/15/22	259
391	7.250%, 02/01/19	367
	ONEOK Partners LP,
13	6.650%, 10/01/36	14
15	6.850%, 10/15/37	17
	Orbital ATK, Inc.,
113	5.250%, 10/01/21	118
110	5.500%, 10/01/23	116
66	Oshkosh Corp., 5.375%, 03/01/25	68
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
33	5.250%, 02/15/22	34
455	5.625%, 02/15/24	480
205	5.875%, 03/15/25	219
	Owens-Brockway Glass Container, Inc.,
80	5.000%, 01/15/22 (e)	83
5	5.375%, 01/15/25 (e)	5
17	6.375%, 08/15/25 (e)	19
100	Parker Drilling Co., 6.750%, 07/15/22	75
310	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	326
167	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	159
267	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	267
75	Penn Virginia Corp., 8.500%, 05/01/20 (d)	29
293	Penske Automotive Group, Inc., 5.500%, 05/15/26	289
80	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	83

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		United States — continued
	329	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	333
	85	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	90
	555	PolyOne Corp., 5.250%, 03/15/23	578
		Post Holdings, Inc.,
	250	5.000%, 08/15/26 (e)	249
	475	6.750%, 12/01/21 (e)	507
	200	7.750%, 03/15/24 (e)	221
	100	8.000%, 07/15/25 (e)	115
		Prestige Brands, Inc.,
	245	5.375%, 12/15/21 (e)	250
	90	6.375%, 03/01/24 (e)	95
	1,172	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	1,251
	135	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	124
	115	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	110
EUR	950	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	924
		PulteGroup, Inc.,
	163	5.000%, 01/15/27	163
	230	5.500%, 03/01/26	240
	15	PVH Corp., 4.500%, 12/15/22	15
		QEP Resources, Inc.,
	399	5.250%, 05/01/23	376
	601	5.375%, 10/01/22	574
	236	Qorvo, Inc., 6.750%, 12/01/23 (e)	254
	10	Quad/Graphics, Inc., 7.000%, 05/01/22	9
	564	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	559
	230	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	235
		Qwest Capital Funding, Inc.,
	7	6.875%, 07/15/28	6
	345	7.750%, 02/15/31	316
	25	Qwest Corp., 7.250%, 09/15/25	27
	126	Radian Group, Inc., 7.000%, 03/15/21	139
	25	Radio Systems Corp., 8.375%, 11/01/19 (e)	26
	272	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	249
		Range Resources Corp.,
	305	4.875%, 05/15/25	290
	159	5.000%, 03/15/23	144
	226	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	237

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Regal Entertainment Group,
365	5.750%, 03/15/22	380
50	5.750%, 06/15/23	51
250	5.750%, 02/01/25	252
	Regency Energy Partners LP/Regency Energy Finance Corp.,
50	4.500%, 11/01/23	50
25	5.000%, 10/01/22	26
600	5.500%, 04/15/23	622
9	5.875%, 03/01/22	10
110	Revlon Consumer Products Corp., 5.750%, 02/15/21	112
154	Revlon Escrow Corp., 6.250%, 08/01/24 (e)	156
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
310	5.125%, 07/15/23 (e)	320
410	5.750%, 10/15/20	423
100	6.875%, 02/15/21	104
250	8.250%, 02/15/21	260
200	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	202
186	Rice Energy, Inc., 7.250%, 05/01/23	186
	Rite Aid Corp.,
501	6.125%, 04/01/23 (e)	532
5	6.750%, 06/15/21	5
10	9.250%, 03/15/20	10
	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
111	6.125%, 08/15/21 (e)	114
28	9.500%, 06/15/19 (e)	29
	Rockies Express Pipeline LLC,
425	6.000%, 01/15/19 (e)	439
50	6.850%, 07/15/18 (e)	53
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
3	5.625%, 07/15/22	3
20	5.625%, 11/15/23	18
360	RSP Permian, Inc., 6.625%, 10/01/22	369
	Sabine Pass Liquefaction LLC,
1,723	5.625%, 03/01/25	1,759
100	5.750%, 05/15/24	102
325	5.875%, 06/30/26 (e)	334
200	6.250%, 03/15/22	209
	Sabre GLBL, Inc.,
40	5.250%, 11/15/23 (e)	42
105	5.375%, 04/15/23 (e)	110

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
11	Safeway, Inc., 5.000%, 08/15/19	11
	Sally Holdings LLC/Sally Capital, Inc.,
75	5.500%, 11/01/23	79
267	5.625%, 12/01/25	287
150	5.750%, 06/01/22	156
228	SBA Communications Corp., 4.875%, 07/15/22	234
70	SBA Telecommunications, Inc., 5.750%, 07/15/20	72
	Scientific Games International, Inc.,
510	7.000%, 01/01/22 (e)	530
440	10.000%, 12/01/22	391
200	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	214
	Sealed Air Corp.,
105	4.875%, 12/01/22 (e)	110
410	5.125%, 12/01/24 (e)	431
100	5.250%, 04/01/23 (e)	106
16	SemGroup Corp., 7.500%, 06/15/21	15
540	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	548
278	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	291
	Service Corp. International,
315	5.375%, 05/15/24	335
80	8.000%, 11/15/21	95
40	SESI LLC, 7.125%, 12/15/21	39
305	Shingle Springs Tribal Gaming Authority, SHINGLE SPRINGS TRIBAL GAMING AUTH (ISSR), 9.750%, 09/01/21 (e)	336
30	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	30
	Sinclair Television Group, Inc.,
10	5.375%, 04/01/21	11
750	5.625%, 08/01/24 (e)	774
115	6.125%, 10/01/22	121
5	6.375%, 11/01/21	5
	Sirius XM Radio, Inc.,
230	4.625%, 05/15/23 (e)	230
245	5.375%, 04/15/25 (e)	252
402	5.375%, 07/15/26 (e)	410
120	5.750%, 08/01/21 (e)	125
115	6.000%, 07/15/24 (e)	122
	Six Flags Entertainment Corp.,
270	4.875%, 07/31/24 (e)	271

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
770	5.250%, 01/15/21 (e)	793
	SM Energy Co.,
525	5.000%, 01/15/24	420
314	5.625%, 06/01/25	261
94	6.500%, 01/01/23	80
	Smithfield Foods, Inc.,
321	5.250%, 08/01/18 (e)	324
400	5.875%, 08/01/21 (e)	417
425	6.625%, 08/15/22	450
230	Solera LLC/Solera Finance, Inc., 10.500%, 03/01/24 (e)	248
	Spectrum Brands, Inc.,
644	5.750%, 07/15/25	697
14	6.125%, 12/15/24	15
40	6.625%, 11/15/22	43
10	Speedway Motorsports, Inc., 5.125%, 02/01/23	10
280	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	177
	Springleaf Finance Corp.,
43	7.750%, 10/01/21	43
203	8.250%, 12/15/20	210
	Sprint Capital Corp.,
97	6.875%, 11/15/28	83
177	6.900%, 05/01/19	175
569	8.750%, 03/15/32	535
	Sprint Communications, Inc.,
381	6.000%, 12/01/16	384
1,379	7.000%, 03/01/20 (e)	1,464
630	7.000%, 08/15/20	598
852	8.375%, 08/15/17	883
95	9.125%, 03/01/17	98
	Sprint Corp.,
310	7.125%, 06/15/24	276
629	7.250%, 09/15/21	587
43	7.625%, 02/15/25	38
486	7.875%, 09/15/23	444
122	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	127
	Standard Industries, Inc.,
94	5.125%, 02/15/21 (e)	98
125	5.375%, 11/15/24 (e)	131
158	5.500%, 02/15/23 (e)	165
593	6.000%, 10/15/25 (e)	642
215	Station Casinos LLC, 7.500%, 03/01/21	227

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Steel Dynamics, Inc.,
165	5.125%, 10/01/21	172
370	5.500%, 10/01/24	392
285	6.375%, 08/15/22	299
255	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	264
40	Stone Energy Corp., 7.500%, 11/15/22	20
85	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	84
739	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	745
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5	5.500%, 08/15/22	5
11	7.500%, 07/01/21	11
	Sunoco LP/Sunoco Finance Corp.,
65	5.500%, 08/01/20 (e)	66
384	6.250%, 04/15/21 (e)	391
500	6.375%, 04/01/23 (e)	509
992	SUPERVALU, Inc., 7.750%, 11/15/22	863
	Talen Energy Supply LLC,
150	4.600%, 12/15/21	120
15	4.625%, 07/15/19 (e)	14
100	6.500%, 06/01/25	88
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
150	4.250%, 11/15/23	140
100	6.750%, 03/15/24 (e)	104
150	6.875%, 02/01/21	154
125	Taylor Morrison Communities, Inc./Monarch Communities Inc, 5.625%, 03/01/24 (e)	126
85	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	88
400	Team Health, Inc., 7.250%, 12/15/23 (e)	436
	TEGNA, Inc.,
155	4.875%, 09/15/21 (e)	161
30	5.125%, 07/15/20	31
200	5.500%, 09/15/24 (e)	209
570	6.375%, 10/15/23	613
	Teleflex, Inc.,
45	4.875%, 06/01/26	46
170	5.250%, 06/15/24	177
265	Tempur Sealy International, Inc., 5.625%, 10/15/23	274

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Tenet Healthcare Corp.,
685	4.375%, 10/01/21	683
753	4.500%, 04/01/21	757
230	4.750%, 06/01/20	234
201	5.000%, 03/01/19	193
130	5.500%, 03/01/19	127
49	6.000%, 10/01/20	52
5	6.250%, 11/01/18	5
18	6.750%, 02/01/20	18
175	6.750%, 06/15/23	168
223	8.000%, 08/01/20	227
233	8.125%, 04/01/22	241
84	Tenneco, Inc., 5.375%, 12/15/24	89
389	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	390
	TerraForm Power Operating LLC,
213	5.875%, 02/01/23 (e)	214
487	6.125%, 06/15/25 (e)	484
32	Tesoro Corp., 5.125%, 04/01/24	32
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
6	5.500%, 10/15/19	6
10	5.875%, 10/01/20	10
150	6.125%, 10/15/21	156
576	6.250%, 10/15/22	599
175	6.375%, 05/01/24	185
1,000	Texas Competitive Electric Holdings Co. LLC, VAR, 3.977%, 10/01/20	340
	T-Mobile USA, Inc.,
3	5.250%, 09/01/18	3
121	6.000%, 03/01/23	128
92	6.000%, 04/15/24	98
665	6.125%, 01/15/22	700
35	6.250%, 04/01/21	37
281	6.375%, 03/01/25	301
359	6.500%, 01/15/24	384
182	6.500%, 01/15/26	197
129	6.625%, 11/15/20	133
413	6.625%, 04/01/23	443
220	6.633%, 04/28/21	231
757	6.731%, 04/28/22	793
442	6.836%, 04/28/23	472
	Toll Brothers Finance Corp.,
211	4.875%, 11/15/25	216
255	5.625%, 01/15/24	273

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
134	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	117
200	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (e)	250
	TransDigm, Inc.,
462	5.500%, 10/15/20	474
821	6.000%, 07/15/22	850
193	6.375%, 06/15/26 (e)	198
	TreeHouse Foods, Inc.,
19	4.875%, 03/15/22	20
205	6.000%, 02/15/24 (e)	220
151	Tutor Perini Corp., 7.625%, 11/01/18	153
217	U.S. Airways 2013-1 Class B Pass-Through Trust, Series 2013-1, 5.375%, 11/15/21	222
250	U.S. Concrete, Inc., 6.375%, 06/01/24 (e)	256
142	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	127
131	Unit Corp., 6.625%, 05/15/21	102
	United Rentals North America, Inc.,
25	4.625%, 07/15/23	26
475	5.500%, 07/15/25	488
775	5.750%, 11/15/24	804
25	5.875%, 09/15/26	26
135	6.125%, 06/15/23	142
121	United States Steel Corp., 8.375%, 07/01/21 (e)	132
334	Univar USA, Inc., 6.750%, 07/15/23 (e)	343
	Universal Health Services, Inc.,
2	3.750%, 08/01/19 (e)	2
2	4.750%, 08/01/22 (e)	2
	Univision Communications, Inc.,
600	5.125%, 05/15/23 (e)	616
550	5.125%, 02/15/25 (e)	566
853	6.750%, 09/15/22 (e)	911
162	8.500%, 05/15/21 (e)	170
190	US Foods, Inc., 5.875%, 06/15/24 (e)	199
245	USI, Inc., 7.750%, 01/15/21 (e)	247
55	Valvoline, Inc., 5.500%, 07/15/24 (e)	57
	VEREIT Operating Partnership LP,
68	4.125%, 06/01/21	71
30	4.875%, 06/01/26	31
	VeriSign, Inc.,
208	4.625%, 05/01/23	214
54	5.250%, 04/01/25	56
7	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	7

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — continued
	265	WESCO Distribution, Inc., 5.375%, 06/15/24 (e)	272
		West Corp.,
	167	4.750%, 07/15/21 (e)	169
	376	5.375%, 07/15/22 (e)	352
		Western Digital Corp.,
	162	7.375%, 04/01/23 (e)	176
	349	10.500%, 04/01/24 (e)	394
	211	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	209
	742	Whiting Petroleum Corp., 5.000%, 03/15/19	649
		Williams Partners LP/ACMP Finance Corp.,
	350	4.875%, 05/15/23	348
	330	6.125%, 07/15/22	337
		Windstream Services LLC,
	135	7.500%, 06/01/22	124
	134	7.500%, 04/01/23	121
	130	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	124
		WMG Acquisition Corp.,
	20	5.000%, 08/01/23 (e)	20
	450	5.625%, 04/15/22 (e)	466
	380	6.750%, 04/15/22 (e)	399
		WPX Energy, Inc.,
	611	5.250%, 09/15/24	522
	237	6.000%, 01/15/22	215
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	240	5.375%, 03/15/22	246
	295	5.500%, 03/01/25 (e)	297
		Zayo Group LLC/Zayo Capital, Inc.,
	375	6.000%, 04/01/23	390
	90	6.375%, 05/15/25	94
	69	Zebra Technologies Corp., 7.250%, 10/15/22	74
		ZF North America Capital, Inc.,
EUR	100	2.750%, 04/27/23	118
	350	4.000%, 04/29/20 (e)	364
	572	4.500%, 04/29/22 (e)	594
	350	4.750%, 04/29/25 (e)	366

			199,876

		Total Corporate Bonds (Cost $343,112)	350,666

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — 5.6%
	Australia — 1.5%
AUD 26,000	Republic of Australia, Series 122, 5.250%, 03/15/19	21,674

	Canada — 0.9%
CAD 15,755	Republic of Canada, 1.750%, 03/01/19	12,449

	France — 1.3%
6,000	France Government Bond OAT, 3.250%, 05/25/45	10,851
EUR 4,000	Republic of France, 4.750%, 04/25/35	7,828

		18,679

	Italy — 0.3%
EUR 1,652	Republic of Italy, 3.500%, 03/01/30 (e)	2,313
EUR 1,115	Republic of Italy, 4.750%, 09/01/44 (e)	1,944

		4,257

	Spain — 0.5%
EUR 5,116	Kingdom of Spain, 4.000%, 04/30/20 (e)	6,574

	United Kingdom — 1.1%
GBP 7,600	Republic of United Kingdom, 5.000%, 03/07/25	13,768
	United Kingdom Gilt,
GBP 789	1.750%, 01/22/17	1,052
GBP 783	4.000%, 09/07/16	1,040

		15,860

	Total Foreign Government Securities (Cost $77,622)	79,493

Loan Assignments — 0.8%
	Australia — 0.0% (g)
228	FMG Resources Pty, Ltd., Term Loan B, VAR, 4.250%, 06/30/19	223

	Canada — 0.0% (g)
199	Concordia Healthcare Corp. Initial Dollar Term Loan, VAR, 5.250%, 10/21/21	194

	Netherlands — 0.0% (g)
53	NXP B.V., Term B Loan, VAR, 3.750%, 12/07/20	54

	Singapore — 0.1% (g)
505	Avago Technologies Ltd., Term B-1 Dollar Loan, VAR, 4.250%, 02/01/23	505

	United Kingdom — 0.0% (g)
260	Virgin Media Investments Holdings Ltd., F Facility, VAR, 3.649%, 06/30/23 ^	259

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — 0.7%
768	Albertson’s LLC, Term Loan B-5, VAR, 4.750%, 12/21/22	772
4	AOT Holdings, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	4
99	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	99
75	Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	75
995	Calpine Corp., Term Loan, VAR, 4.000%, 01/15/23	996
5	Cenveo Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5
352	Cincinnati Bell, Term Loan, VAR, 4.000%, 09/10/20	352
428	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	432
383	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22 ^	385
6	Dell International LLC, Term Loan B-2, VAR, 3.750%, 04/29/20	6
520	Dynegy, Inc., 1st Lien Initial Term Loan C, VAR, 5.000%, 06/27/23	520
72	EMI Group NA Holdings, Term B-3 Loan, VAR, 4.000%, 08/19/22	72
48	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	41
554	First Data Corp.,Term Loan, VAR, 4.488%, 03/24/21	556
60	Gemini HDPE LLC, Term Loan, VAR, 4.250%, 12/19/16	60
241	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	242
75	Gray Television, Inc., Initial Term Loan, VAR, 3.938%, 06/13/21	75
72	Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20	72
75	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	75
237	Microsemi Corp., Closing Date Term B Loan, VAR, 3.750%, 01/15/23	239
365	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	368
55	Novolex/Hilex Poly 1st Lien Term Loan, VAR, 6.000%, 12/05/21	55
142	On Semiconductor Corp., Term Loan B, VAR, 5.250%, 03/03/23	144
207	Petco Animal Supplies, Inc., Tranche B-1 Term Loan, VAR, 5.000%, 01/26/23	208

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
30	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.250%, 04/29/20	30
299	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.750%, 01/13/23	299
192	Revlon, Inc., Term Loan B, VAR, 4.750%, 07/14/23 ^	192
249	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	243
100	Solar Winds Holdings, Inc., 1st Lien US Term Loan, VAR, 6.500%, 02/03/23	101
260	Stardust Finance Holdings LLC, Senior Lien Term Loan, VAR, 6.500%, 03/14/22 ^	258
238	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	237
165	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19 ^	133
8	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	6
442	Texas Competitive Electric Holdings Co. LLC, Term Loan B, VAR, 5.000%, 07/26/23 ^	443
981	UPC Financing Partnership, Facility AH, VAR, 3.414%, 06/30/2 ^	977
272	Viskase Companies, Inc., Initial Term Loan, VAR, 4.250%, 01/30/2 ^	252
300	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	291
212	Windstream, Term Loan B-6, VAR, 5.750%, 03/14/21	213

		9,528

	Total Loan Assignments (Cost 10,627)	10,763

NUMBER OF CONTRACTS
Options Purchased — 0.4%
	United States — 0.4%
	Call Option Purchased — 0.4%
596	S&P 500 Index, Expiring 06/17/2016 @ $2,075.00, European Style (Cost $3,652)	6,401

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — 0.6% (x)
	Cayman Islands — 0.0% (g)
780	XLIT Ltd., Series E, VAR, 6.500%, 04/15/17	538

	France — 0.1%
248	Credit Agricole S.A., VAR, 8.125%, 12/23/25 (e)	261
EUR 600	Societe Generale S.A., VAR, 9.375%, 09/04/19	811

		1,072

	Luxembourg — 0.0% (g)
EUR 300	SES S.A., VAR, 4.625%, 01/02/22	343

	Netherlands — 0.2%
	Telefonica Europe B.V.,
EUR 2,400	VAR, 5.000%, 03/31/20	2,794
EUR 500	VAR, 7.625%, 09/18/21	640

		3,434

	United Kingdom — 0.1%
400	Barclays plc, VAR, 8.250%, 12/15/18	407
	Royal Bank of Scotland Group plc,
400	VAR, 7.500%, 08/10/20	389
200	VAR, 8.000%, 08/10/25	199

		995

	United States — 0.2%
410	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	429
	Citigroup, Inc.,
95	VAR, 5.950%, 01/30/23	97
15	Series P, VAR, 5.950%, 05/15/25	16
415	Series Q, VAR, 5.950%, 08/15/20	416
560	Series R, VAR, 6.125%, 11/15/20	582
240	Series T, VAR, 6.250%, 08/15/26	259
	Goldman Sachs Group, Inc. (The),
338	Series M, VAR, 5.375%, 05/10/20	343
15	Series O, VAR, 5.300%, 11/10/26	15

		2,157

	Total Preferred Securities (Cost $8,332)	8,539

SHARES
Preferred Stocks — 0.3%
	Brazil — 0.1%
197	Itau Unibanco Holding S.A.	2,062

	Cayman Islands — 0.0% (g)
— (h)	XLIT Ltd., Series D, VAR, 3.800%, 08/30/16 ($1,000 par value) @	67

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
	Germany — 0.2%
17	Henkel AG & Co. KGaA	2,126
3	Volkswagen AG	491

		2,617

	United States — 0.0% (g)
1	GMAC Capital Trust I, Series 2, VAR, 6.411%, 02/15/40 ($25 par value)	16

	Total Preferred Stocks (Cost $4,227)	4,762

PRINCIPAL AMOUNT
U.S. Treasury Obligations — 3.7%
	U.S. Treasury Bonds,
5,600	3.625%, 08/15/43	7,373
5,200	3.750%, 08/15/41	6,910
1,200	5.375%, 02/15/31	1,790
1,300	6.125%, 08/15/29	1,995
	U.S. Treasury Notes,
20,251	0.500%, 01/31/17 (k)	20,259
9,000	1.625%, 08/15/22	9,234
3,800	2.125%, 05/15/25	4,022

	Total U.S. Treasury Obligations (Cost $51,568)	51,583

SHARES
Short-Term Investment — 4.3%
	Investment Company — 4.3%
60,862	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $60,862)	60,862

	Total Investments — 98.7% (Cost $1,341,864)	1,391,446
	Other Assets in Excess of Liabilities — 1.3%	18,071

	NET ASSETS — 100.0%	$1,409,517

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	5.9%
Asset-Backed Securities	5.9
Foreign Government Securities	5.7
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	3.6
Media	3.3
Diversified Telecommunication Services	3.3
Non-Agency CMO	3.2
Insurance	2.6
Hotels, Restaurants & Leisure	2.5
Health Care Providers & Services	2.4
U.S. Treasury Notes	2.4
Internet Software & Services	2.1
Food & Staples Retailing	1.9
Food Products	1.9
Automobiles	1.9
Metals & Mining	1.8
Semiconductors & Semiconductor Equipment	1.7
Chemicals	1.7
IT Services	1.6
Specialty Retail	1.6
Wireless Telecommunication Services	1.6
Software	1.6
Beverages	1.4
Electric Utilities	1.3
U.S. Treasury Bonds	1.3
Containers & Packaging	1.2
Biotechnology	1.1
Construction Materials	1.1
Capital Markets	1.1
Industrial Conglomerates	1.1
Auto Components	1.0
Diversified Financial Services	1.0
Internet & Catalog Retail	1.0
Others (each less than 1.0%)	18.9
Short-Term Investment	4.4

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	TOPIX Index	09/08/16	JPY	1,154	48
352	3 Year Australian Government Bond	09/15/16	AUD	30,345	69
2	SPI 200 Index	09/15/16	AUD	210	13
105	E-mini Russell 2000	09/16/16	USD	12,779	433
46	Euro STOXX 50 Index	09/16/16	EUR	1,535	103
16	FTSE 100 Index	09/16/16	GBP	1,415	179
522	10 Year U.S. Treasury Note	09/21/16	USD	69,450	1,950
45	U.S. Treasury Long Bond	09/21/16	USD	7,850	105
108	U.S. Ultra Bond	09/21/16	USD	20,577	1,805
	Short Futures Outstanding
(80)	TOPIX Index	09/08/16	JPY	(10,259)	236
(1,667)	Euro STOXX 50 Index	09/16/16	EUR	(55,628)	(3,875)
(301)	E-mini S&P 500	09/16/16	USD	(32,631)	23
(78)	FTSE 100 Index	09/16/16	GBP	(6,895)	(840)
(342)	Mini MSCI Emerging Markets Index	09/16/16	USD	(15,074)	(1,446)
(78)	10 Year U.S. Treasury Note	09/21/16	USD	(10,378)	55
(132)	5 Year U.S. Treasury Note	09/30/16	USD	(16,106)	32

					(1,110)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,057	EUR	Australia and New Zealand Banking Group Limited	09/27/16	3,391	3,426	35
1,862	EUR	BNP Paribas	09/27/16	2,054	2,086	32
23,978	EUR	Deutsche Bank AG	09/27/16	26,811	26,872	61
2,714	EUR	Royal Bank of Canada	09/27/16	3,028	3,041	13
1,649	EUR	Societe Generale	09/27/16	1,843	1,849	6
567	EUR	Standard Chartered Bank	09/27/16	630	636	6
3,833	GBP	Citibank, N.A.	09/27/16	4,964	5,078	114
522	GBP	TD Bank Financial Group	09/27/16	698	691	(7)
887,272	JPY	Deutsche Bank AG	09/27/16	8,751	8,715	(36)
				52,170	52,394	224

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
28,914	AUD	Standard Chartered Bank	09/27/16	21,699	21,932	(233)
908	AUD	State Street Corp.	09/27/16	667	689	(22)
16,471	CAD	Royal Bank of Canada	09/27/16	12,910	12,619	291
617	EUR	BNP Paribas	09/27/16	686	691	(5)
157,406	EUR	Citibank, N.A.	09/27/16	179,216	176,408	2,808
430	EUR	Merrill Lynch International	09/27/16	480	482	(2)
610	EUR	Morgan Stanley	09/27/16	678	683	(5)
2,757	EUR	Royal Bank of Canada	09/27/16	3,073	3,089	(16)
540	EUR	Societe Generale	09/27/16	599	606	(7)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,412	EUR	Standard Chartered Bank	09/27/16	2,692	2,703	(11)
10,550	GBP	Citibank, N.A.	09/27/16	15,634	13,977	1,657
10,299	GBP	Goldman Sachs International	09/27/16	13,576	13,643	(67)
498	GBP	Royal Bank of Canada	09/27/16	664	660	4
860,234	JPY	Australia and New Zealand Banking Group Limited	09/27/16	8,244	8,449	(205)
27,038	JPY	Goldman Sachs International	09/27/16	267	266	1
				261,085	256,897	4,188

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of July 31, 2016. The rate may be subject to a cap and floor.
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2016.
TOPIX	—	Tokyo Price Index
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of July 31, 2016.
(u)	—	Security represents the underlying bond on an inverse floating rate security.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of July 31, 2016.
^	—	All or a portion of the security is unsettled as of July 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of July 31, 2016.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,977
Aggregate gross unrealized depreciation	(31,395)

Net unrealized appreciation/depreciation	$49,582

Federal income tax cost of investments	$1,341,864

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$17,032	$—	$17,032
Belgium	—	2,974	—	2,974
Bermuda	869	—	—	869
Brazil	9,752	—	—	9,752
Canada	3,531	—	—	3,531
Chile	1,024	—	—	1,024
China	2,110	7,132	—	9,242
Denmark	—	3,144	—	3,144
Finland	—	5,505	—	5,505
France	—	23,925	—	23,925
Germany	—	22,592	—	22,592
Hong Kong	—	15,559	—	15,559
India	14,146	2,522	—	16,668
Indonesia	—	4,534	—	4,534
Ireland	1,001	956	—	1,957
Israel	1,493	—	—	1,493
Italy	—	6,381	—	6,381
Japan	—	62,024	—	62,024
Luxembourg	—	1,530	—	1,530
Malaysia	—	806	—	806
Mexico	2,243	—	—	2,243
Netherlands	1,574	16,481	—	18,055
New Zealand	—	1,028	—	1,028
Norway	—	266	—	266
Peru	1,360	—	—	1,360
Portugal	—	860	—	860
Russia	312	5,716	—	6,028
Singapore	2,143	2,115	—	4,258
South Africa	—	15,839	—	15,839
South Korea	—	5,932	—	5,932
Spain	—	5,579	—	5,579
Sweden	—	4,361	—	4,361
Switzerland	2,477	26,623	—	29,100
Taiwan	5,831	3,389	—	9,220
Thailand	—	3,055	—	3,055
Turkey	—	1,167	—	1,167
United Kingdom	—	48,056	—	48,056

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$311,274	$2,631	$—	$313,905

Total Common Stocks	361,140	319,714	—	680,854

Preferred Stocks
Brazil	2,062	—	—	2,062
Cayman Islands	—	—	67	67
Germany	—	2,617	—	2,617
United States	16	—	—	16

Total Preferred Stocks	2,078	2,617	67	4,762

Debt Securities
Asset-Backed Securities
United States	—	12,828	68,956	81,784
Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	44,159	371	44,530
Commercial Mortgage-Backed Securities
United States	—	11,054	—	11,054
Convertible Bonds
United States	—	155	—	155
Corporate Bonds
Bahamas	—	50	—	50
Belgium	—	833	—	833
Bermuda	—	1,765	—	1,765
Canada	—	11,358	—	11,358
Cayman Islands	—	618	—	618
Finland	—	540	—	540
France	—	16,933	—	16,933
Germany	—	14,712	—	14,712
Ireland	—	5,236	—	5,236
Italy	—	9,843	—	9,843
Japan	—	1,758	—	1,758
Liberia	—	17	—	17
Luxembourg	—	36,280	—	36,280
Mexico	—	1,990	—	1,990
Netherlands	—	14,837	—	14,837
Norway	—	704	—	704
Portugal	—	795	—	795
Singapore	—	224	—	224
Spain	—	1,325	—	1,325
Sweden	—	4,265	—	4,265
United Kingdom	—	26,707	—	26,707
United States	—	199,774	102	199,876

Total Corporate Bonds	—	350,564	102	350,666

Preferred Securities
Cayman Islands	—	538	—	538
France	—	1,072	—	1,072
Luxembourg	—	343	—	343
Netherlands	—	3,434	—	3,434
United Kingdom	—	995	—	995
United States	—	2,157	—	2,157

Total Preferred Securities	—	8,539	—	8,539

Loan Assignments
Australia	—	223	—	223
Canada	—	194	—	194
Netherlands	—	54	—	54
Singapore	—	505	—	505
United Kingdom	—	259	—	259

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$—	$9,528	$—	$9,528

Total Loan Assignments	—	10,763	—	10,763

Foreign Government Securities	—	79,493	—	79,493
U.S. Treasury Obligations	—	51,583	—	51,583
Options Purchased
Call Option Purchased	6,401	—	—	6,401
Short-Term Investment
Investment Company	60,862	—	—	60,862

Total Investments in Securities	$430,481	$891,469	$69,496	$1,391,446

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,028	$—	$5,028
Futures Contracts	4,472	579	—	5,051

Total Appreciation in Other Financial Instruments	$4,472	$5,607	$—	$10,079

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(616)	$—	$(616)
Futures Contracts	(1,446)	(4,715)	—	(6,161)

Total Depreciation in Other Financial Instruments	$(1,446)	$(5,331)	$—	$(6,777)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between levels 1 and 2 during the period ended July 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2015	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2016
Asset-Backed Securities — United States	$31,322	$7	$504	$135	$42,931	$(8,370)	$4,278	$(1,851)	$68,956
Collateralized Mortgage Obligation — Non-Agency CMO — United States	423	—	(9)	1	—	(44)	—	—	371
Corporate Bonds — Bahamas	166	—	—	—	—	—	—	(166)	—
Corporate Bonds — United States	—	(62)	18	1	—	(56)	201	—	102
Preferred Stocks — Cayman Islands	—	—	(3)	—	—	—	70	—	67

Total	$31,911	$(55)	$510	$137	$42,931	$(8,470)	$4,549	$(2,017)	$69,496

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $516,000.

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at July 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$68,956	Discounted Cash Flow	Constant Prepayment Rate	0.00% — 11.00% (4.09%)
			Constant Default Rate	2.00% — 38.00% (8.18%)
			Yield (Discount Rate of Cash Flows)	2.04% — 10.68% (3.75%)

Asset-Backed Securities	68,956

	371	Discounted Cash Flow	Constant Prepayment Rate	11.43% (11.43%)
			Constant Default Rate	3.00% (3.00%)
			Yield (Discount Rate of Cash Flows)	3.47% (3.47%)

Collateralized Mortgage Obligations	371

	102	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	13.10% (13.10%)
	—	Pending Distribution	Discount for Potential Outcome	100.00% (100.00%)

Corporate Bonds	102

	67	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.79% (4.79%)

Preferred Stocks	67

Total	$69,496

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and options in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of July 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.6%
	Australia — 6.1%
382	Goodman Group	2,191
174	Suncorp Group Ltd.	1,772
207	Transurban Group	1,976
203	Westfield Corp.	1,650

		7,589

	Belgium — 2.5%
24	Anheuser-Busch InBev S.A./N.V.	3,064

	Canada — 4.1%
79	Toronto-Dominion Bank (The)	3,422
37	TransCanada Corp.	1,699

		5,121

	Czech Republic — 1.6%
639	Moneta Money Bank A.S., Reg. S, (a) (e)	1,970

	Denmark — 1.8%
84	Danske Bank A/S	2,288

	Finland — 2.7%
162	UPM-Kymmene OYJ	3,342

	France — 6.5%
20	Capgemini S.A.	1,942
25	Cie Generale des Etablissements Michelin	2,574
4	Unibail-Rodamco SE	1,222
31	Vinci S.A.	2,358

		8,096

	Germany — 8.1%
16	Allianz SE	2,238
15	Deutsche Boerse AG (a)	1,230
65	Deutsche Telekom AG	1,102
75	Deutsche Wohnen AG	2,810
25	Siemens AG	2,694

		10,074

	Hong Kong — 2.0%
728	HKT Trust & HKT Ltd.	1,150
332	Sands China Ltd.	1,272

		2,422

	Ireland — 1.7%
29	Ryanair Holdings plc, ADR	2,050

	Israel — 1.1%
656	Bezeq The Israeli Telecommunication Corp., Ltd.	1,301

	Japan — 14.0%
101	Daiwa House Industry Co., Ltd.	2,835
85	Japan Tobacco, Inc.	3,323

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
486	Mitsubishi UFJ Financial Group, Inc., ADR	2,480
68	Nippon Telegraph & Telephone Corp.	3,217
82	Sompo Japan Nipponkoa Holdings, Inc.	2,652
26	Toyota Motor Corp., ADR	2,852

		17,359

	Netherlands — 6.3%
45	Koninklijke Ahold Delhaize N.V.	1,081
43	NN Group N.V.	1,148
124	Royal Dutch Shell plc, Class A	3,225
55	Wolters Kluwer N.V.	2,299

		7,753

	New Zealand — 1.0%
431	Spark New Zealand Ltd.	1,231

	Russia — 2.3%
192	MMC Norilsk Nickel PJSC, ADR	2,814

	Switzerland — 0.9%
20	Wolseley plc	1,138

	Taiwan — 5.2%
174	Siliconware Precision Industries Co., Ltd., ADR	1,292
184	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,111

		6,403

	United Kingdom — 27.7%
310	3i Group plc	2,535
238	BAE Systems plc	1,683
711	Booker Group plc	1,638
53	British American Tobacco plc	3,368
86	Compass Group plc	1,625
608	Direct Line Insurance Group plc	2,813
256	GlaxoSmithKline plc	5,725
57	Imperial Brands plc	3,022
30	InterContinental Hotels Group plc	1,196
672	ITV plc	1,742
109	Persimmon plc	2,441
308	RSA Insurance Group plc	2,029
501	Vodafone Group plc	1,523
128	WPP plc	2,869

		34,209

	Total Common Stocks (Cost $110,569)	118,224

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.2%
	Investment Company — 2.2%
2,714	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $2,714)	2,714

	Total Investments — 97.8% (Cost $113,283)	120,938
	Other Assets in Excess of Liabilities — 2.2%	2,658

	NET ASSETS — 100.0%	$123,596

Percentages indicated are based on net assets.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Insurance	10.5%
Banks	8.4
Tobacco	8.0
Diversified Telecommunication Services	6.6
Semiconductors & Semiconductor Equipment	5.3
Pharmaceuticals	4.7
Real Estate Management & Development	4.7
Real Estate Investment Trusts (REITs)	4.2
Oil, Gas & Consumable Fuels	4.1
Media	3.8
Hotels, Restaurants & Leisure	3.4
Paper & Forest Products	2.8
Beverages	2.5
Automobiles	2.4
Metals & Mining	2.3
Food & Staples Retailing	2.2
Industrial Conglomerates	2.2
Auto Components	2.1
Capital Markets	2.1
Household Durables	2.0
Construction & Engineering	2.0
Professional Services	1.9
Airlines	1.7
Transportation Infrastructure	1.6
IT Services	1.6
Aerospace & Defense	1.4
Wireless Telecommunication Services	1.3
Diversified Financial Services	1.0
Others (each less than 1.0%)	1.0
Short-Term Investment	2.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2016.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,140
Aggregate gross unrealized depreciation	(1,485)

Net unrealized appreciation/depreciation	$7,655

Federal income tax cost of investments	$113,283

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$7,589	$—	$7,589
Belgium	—	3,064	—	3,064
Canada	5,121	—	—	5,121
Czech Republic	—	1,970	—	1,970
Denmark	—	2,288	—	2,288
Finland	—	3,342	—	3,342
France	—	8,096	—	8,096
Germany	—	10,074	—	10,074
Hong Kong	—	2,422	—	2,422
Ireland	2,050	—	—	2,050
Israel	—	1,301	—	1,301
Japan	5,332	12,027	—	17,359
Netherlands	—	7,753	—	7,753
New Zealand	—	1,231	—	1,231
Russia	—	2,814	—	2,814
Switzerland	—	1,138	—	1,138
Taiwan	6,403	—	—	6,403
United Kingdom	—	34,209	—	34,209

Total Common Stocks	18,906	99,318	—	118,224

Short-Term Investment
Investment Company	2,714	—	—	2,714

Total Investments in Securities	$21,620	$99,318	$—	$120,938

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
	Australia — 2.8%
119	AGL Energy Ltd.	1,867
987	Alumina Ltd.	998
299	Amcor Ltd.	3,417
531	AMP Ltd.	2,350
306	APA Group	2,263
60	Aristocrat Leisure Ltd.	733
205	Asciano Ltd.	1,421
19	ASX Ltd.	700
637	Aurizon Holdings Ltd.	2,522
683	Australia & New Zealand Banking Group Ltd.	13,440
61	Bendigo & Adelaide Bank Ltd.	472
649	BHP Billiton Ltd.	9,617
459	BHP Billiton plc	5,793
237	Boral Ltd.	1,240
297	Brambles Ltd.	3,042
71	Caltex Australia Ltd.	1,792
71	Challenger Ltd.	513
209	Coca-Cola Amatil Ltd.	1,461
19	Cochlear Ltd.	1,877
349	Commonwealth Bank of Australia	20,560
166	Computershare Ltd.	1,124
23	Crown Resorts Ltd.	231
92	CSL Ltd.	8,232
341	Dexus Property Group	2,535
266	DUET Group	545
127	Fortescue Metals Group Ltd.	434
449	Goodman Group	2,576
211	GPT Group (The)	902
184	Incitec Pivot Ltd.	404
352	Insurance Australia Group Ltd.	1,621
175	LendLease Group	1,787
72	Macquarie Group Ltd.	4,085
487	Medibank Private Ltd.	1,136
1,368	Mirvac Group	2,289
521	National Australia Bank Ltd.	10,536
148	Newcrest Mining Ltd. (a)	2,883
339	Oil Search Ltd.	1,858
112	Orica Ltd.	1,212
267	Origin Energy Ltd.	1,128
341	Qantas Airways Ltd. (a)	820
357	QBE Insurance Group Ltd.	2,977
40	Ramsay Health Care Ltd.	2,422
25	REA Group Ltd.	1,223
317	Santos Ltd.	1,083
958	Scentre Group	3,860

SHARES		SECURITY DESCRIPTION	VALUE($)
		Australia — continued
15		SEEK Ltd.	185
44		Sonic Healthcare Ltd.	775
1,438		South32 Ltd. (a)	2,028
490		Stockland	1,881
338		Suncorp Group Ltd.	3,452
319		Sydney Airport	1,837
341		Tabcorp Holdings Ltd.	1,268
166		Tatts Group Ltd.	520
869		Telstra Corp., Ltd.	3,811
131		TPG Telecom Ltd.	1,281
499		Transurban Group	4,766
110		Treasury Wine Estates Ltd.	806
1,285		Vicinity Centres	3,385
215		Wesfarmers Ltd.	7,025
342		Westfield Corp.	2,780
675		Westpac Banking Corp.	15,971
156		Woodside Petroleum Ltd.	3,193
293		Woolworths Ltd.	5,220

			194,165

		Austria — 0.0% (g)
—	(h)	Telekom Austria AG (a)	—	(h)

		Belgium — 0.5%
208		Anheuser-Busch InBev S.A./N.V.	26,858
166		KBC Group N.V. (a)	8,626

			35,484

		Bermuda — 0.2%
32		Everest Re Group Ltd.	6,050
151		XL Group Ltd.	5,227

			11,277

		Canada — 3.6%
52		Agnico-Eagle Mines Ltd.	3,030
33		Agrium, Inc.	2,955
104		Alimentation Couche-Tard, Inc., Class B	4,711
85		ARC Resources Ltd.	1,487
155		Bank of Montreal	9,933
280		Bank of Nova Scotia (The)	14,237
275		Barrick Gold Corp.	6,015
36		BCE, Inc.	1,740
221		Brookfield Asset Management, Inc., Class A	7,625
98		Canadian Imperial Bank of Commerce	7,444
188		Canadian National Railway Co.	11,901
270		Canadian Natural Resources Ltd.	8,184
121		Canadian Pacific Railway Ltd.	18,105
17		Canadian Tire Corp., Ltd., Class A	1,805
209		Cenovus Energy, Inc.	2,990

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Canada — continued
55		CGI Group, Inc., Class A (a)	2,659
5		Constellation Software, Inc.	1,916
126		Crescent Point Energy Corp.	1,836
29		Dollarama, Inc.	2,123
194		Enbridge, Inc.	7,981
211		Encana Corp.	1,699
6		Fairfax Financial Holdings Ltd.	2,961
69		Fortis, Inc.	2,287
43		Franco-Nevada Corp.	3,283
57		Gildan Activewear, Inc.	1,668
198		Goldcorp, Inc.	3,534
73		Great-West Lifeco, Inc.	1,901
73		Imperial Oil Ltd.	2,255
32		Intact Financial Corp.	2,321
84		Inter Pipeline Ltd.	1,749
294		Kinross Gold Corp. (a)	1,520
56		Loblaw Cos. Ltd.	3,121
194		Magna International, Inc.	7,486
486		Manulife Financial Corp.	6,624
59		Metro, Inc.	2,158
82		National Bank of Canada	2,814
30		Open Text Corp.	1,821
93		Pembina Pipeline Corp.	2,720
207		Potash Corp. of Saskatchewan, Inc.	3,222
92		Power Corp. of Canada	2,013
62		Power Financial Corp.	1,426
54		Restaurant Brands International, Inc.	2,422
89		Rogers Communications, Inc., Class B	3,947
336		Royal Bank of Canada	20,467
63		Saputo, Inc.	1,898
101		Shaw Communications, Inc., Class B	2,040
103		Silver Wheaton Corp.	2,879
37		SNC-Lavalin Group, Inc.	1,585
152		Sun Life Financial, Inc.	5,005
383		Suncor Energy, Inc.	10,301
133		Teck Resources Ltd., Class B	2,117
423		Toronto-Dominion Bank (The)	18,444
175		TransCanada Corp.	8,105

			256,470

		China — 0.0% (g)
412		Yangzijiang Shipbuilding Holdings Ltd.	269

		Colombia — 0.0% (g)
—	(h)	Pacific Exploration and Production Corp. (a)	—	(h)

SHARES		SECURITY DESCRIPTION	VALUE($)
		Denmark — 1.0%
6		AP Moeller - Maersk A/S, Class B	8,506
104		Chr Hansen Holding A/S	6,531
241		Danske Bank A/S	6,565
34		Genmab A/S (a)	6,189
509		Novo Nordisk A/S, Class B	28,956
75		Pandora A/S	9,715
1,274		TDC A/S	6,709

			73,171

		Finland — 0.3%
119		Cargotec Oyj, Class B	5,328
763		Nokia OYJ	4,400
—	(h)	Nokian Renkaat OYJ	—	(h)
479		UPM-Kymmene OYJ	9,875

			19,603

		France — 3.7%
149		Air Liquide S.A.	15,863
244		Airbus Group SE	14,422
102		Arkema S.A.	8,732
845		AXA S.A.	17,192
370		BNP Paribas S.A.	18,370
176		Bouygues S.A.	5,224
109		Capgemini S.A.	10,455
101		Cie de Saint-Gobain	4,288
133		Cie Generale des Etablissements Michelin	13,565
32		Danone S.A.	2,485
101		Engie S.A.	1,659
179		Klepierre	8,585
23		L’Oreal S.A.	4,302
13		LVMH Moet Hennessy Louis Vuitton SE	2,232
1,735		Natixis S.A.	7,153
272		Orange S.A.	4,169
112		Publicis Groupe S.A.	8,314
147		Renault S.A.	12,833
261		Sanofi	22,197
251		Schneider Electric SE	16,365
102		Sodexo S.A.	11,964
57		Technip S.A.	3,207
77		Thales S.A.	7,029
651		TOTAL S.A.	31,320
6		Unibail-Rodamco SE	1,754
67		Vinci S.A.	5,119
194		Vivendi S.A.	3,818

			262,616

		Germany — 3.3%
124		Adidas AG	20,436

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
65	Allianz SE	9,317
191	BASF SE	15,018
207	Bayer AG	22,230
38	Bayerische Motoren Werke AG	3,272
186	Brenntag AG	9,241
36	Continental AG	7,565
156	Daimler AG	10,578
511	Deutsche Bank AG (a)	6,876
389	Deutsche Post AG	11,605
642	Deutsche Telekom AG	10,916
970	E.ON SE	10,404
153	Evonik Industries AG	4,758
61	Fresenius SE & Co. KGaA	4,590
106	HeidelbergCement AG	8,967
428	Infineon Technologies AG	7,097
78	Merck KGaA	8,629
26	Muenchener Rueckversicherungs-Gesellschaft AG	4,292
280	SAP SE	24,539
234	Siemens AG	25,422
1,335	Telefonica Deutschland Holding AG	5,450

		231,202

	Hong Kong — 1.2%
2,496	AIA Group Ltd.	15,551
53	ASM Pacific Technology Ltd.	397
85	Bank of East Asia Ltd. (The)	354
925	BOC Hong Kong Holdings Ltd.	3,044
572	Cathay Pacific Airways Ltd.	930
176	Cheung Kong Infrastructure Holdings Ltd.	1,558
464	Cheung Kong Property Holdings Ltd.	3,328
650	CK Hutchison Holdings Ltd.	7,616
446	CLP Holdings Ltd.	4,648
409	Galaxy Entertainment Group Ltd.	1,364
153	Hang Lung Properties Ltd.	332
192	Hang Seng Bank Ltd.	3,442
350	Henderson Land Development Co., Ltd.	2,091
322	HKT Trust & HKT Ltd.	509
1,806	Hong Kong & China Gas Co., Ltd.	3,357
229	Hong Kong Exchanges and Clearing Ltd.	5,657
49	Hongkong Land Holdings Ltd.	313
38	Jardine Matheson Holdings Ltd.	2,278
342	Kerry Properties Ltd.	938
908	Li & Fung Ltd.	455
349	Link REIT	2,604
240	MTR Corp., Ltd.	1,359

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — continued
499	New World Development Co., Ltd.	581
311	NWS Holdings Ltd.	510
293	Power Assets Holdings Ltd.	2,867
653	Sands China Ltd.	2,499
1,068	Sino Land Co., Ltd.	1,911
330	Sun Hung Kai Properties Ltd.	4,735
204	Swire Pacific Ltd., Class A	2,439
99	Techtronic Industries Co., Ltd.	417
699	WH Group Ltd. Reg. S (e)	552
412	Wharf Holdings Ltd. (The)	2,847
388	Wheelock & Co., Ltd.	2,081
223	Yue Yuen Industrial Holdings Ltd.	904

		84,468

	Ireland — 0.9%
311	Accenture plc, Class A	35,063
180	Allegion plc	13,039
148	James Hardie Industries plc, CDI	2,456
118	Medtronic plc	10,346

		60,904

	Israel — 0.1%
155	Teva Pharmaceutical Industries Ltd., ADR	8,280

	Italy — 0.8%
528	Assicurazioni Generali S.p.A.	6,958
319	Atlantia S.p.A.	7,987
3,031	Enel S.p.A.	13,952
48	Eni S.p.A.	735
6,179	Intesa Sanpaolo S.p.A.	13,635
984	Snam S.p.A.	5,697
6,576	Telecom Italia S.p.A. (a)	5,619

		54,583

	Japan — 8.8%
27	AEON Financial Service Co., Ltd.	619
143	Aeon Mall Co., Ltd.	1,923
193	Air Water, Inc.	3,282
175	Ajinomoto Co., Inc.	4,472
61	Alfresa Holdings Corp.	1,326
238	Amada Holdings Co., Ltd.	2,598
19	Asahi Group Holdings Ltd.	631
135	Asahi Kasei Corp.	1,020
302	Astellas Pharma, Inc.	5,039
137	Bandai Namco Holdings, Inc.	3,621
201	Bridgestone Corp.	6,957
277	Canon, Inc.	7,847
54	Casio Computer Co., Ltd.	766

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
45		Central Japan Railway Co.	8,346
471		Chiba Bank Ltd. (The)	2,251
141		Chubu Electric Power Co., Inc.	2,074
54		Chugai Pharmaceutical Co., Ltd.	2,011
702		Concordia Financial Group Ltd. (a)	2,983
67		Dai Nippon Printing Co., Ltd.	748
165		Daicel Corp.	1,855
292		Dai-ichi Life Insurance Co., Ltd. (The)	3,778
104		Daiichi Sankyo Co., Ltd.	2,478
77		Daikin Industries Ltd.	6,712
26		Daito Trust Construction Co., Ltd.	4,366
220		Daiwa House Industry Co., Ltd.	6,158
65		DeNA Co., Ltd.	1,659
61		Denso Corp.	2,343
70		Dentsu, Inc.	3,349
81		DIC Corp.	1,904
82		East Japan Railway Co.	7,494
52		Eisai Co., Ltd.	3,017
81		Electric Power Development Co., Ltd.	1,855
7		FamilyMart Co., Ltd.	383
32		FANUC Corp.	5,384
7		Fast Retailing Co., Ltd.	2,194
471		Fuji Electric Co., Ltd.	2,079
136		Fuji Heavy Industries Ltd.	5,207
144		FUJIFILM Holdings Corp.	5,177
380		Fujitsu Ltd.	1,578
104		Hankyu Hanshin Holdings, Inc.	3,869
141		Haseko Corp.	1,484
58		Hisamitsu Pharmaceutical Co., Inc.	3,257
1,299		Hitachi Ltd.	5,935
38		Hokuriku Electric Power Co.	452
406		Honda Motor Co., Ltd.	11,000
104		Hoya Corp.	3,686
235		Hulic Co., Ltd.	2,442
175		Inpex Corp.	1,390
530		ITOCHU Corp.	6,006
70		Itochu Techno-Solutions Corp.	1,676
83		Japan Airlines Co., Ltd.	2,571
116		Japan Exchange Group, Inc.	1,632
—	(h)	Japan Prime Realty Investment Corp.	590
—	(h)	Japan Real Estate Investment Corp.	1,923
—	(h)	Japan Retail Fund Investment Corp.	1,159
298		Japan Tobacco, Inc.	11,614
161		JFE Holdings, Inc.	2,104
135		JSR Corp.	1,837

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
54	JTEKT Corp.	752
945	JX Holdings, Inc.	3,580
520	Kajima Corp.	3,844
296	Kansai Electric Power Co., Inc. (The) (a)	2,753
91	Kao Corp.	4,879
706	Kawasaki Heavy Industries Ltd.	2,077
360	KDDI Corp.	11,057
67	Keikyu Corp.	679
259	Keio Corp.	2,410
90	Kewpie Corp.	2,762
13	Keyence Corp.	8,958
234	Kirin Holdings Co., Ltd.	4,011
195	Komatsu Ltd.	3,783
148	Kubota Corp.	2,144
27	Kurita Water Industries Ltd.	596
13	Kyocera Corp.	635
161	Kyowa Hakko Kirin Co., Ltd.	2,811
155	Kyushu Electric Power Co., Inc. (a)	1,449
7	Lawson, Inc.	516
130	M3, Inc.	4,157
59	Mabuchi Motor Co., Ltd.	2,649
7	Makita Corp.	464
399	Marubeni Corp.	1,854
175	Mazda Motor Corp.	2,562
14	MEIJI Holdings Co., Ltd.	1,407
58	Mitsubishi Chemical Holdings Corp.	312
410	Mitsubishi Corp.	7,052
474	Mitsubishi Electric Corp.	5,526
143	Mitsubishi Estate Co., Ltd.	2,659
672	Mitsubishi Heavy Industries Ltd.	2,857
269	Mitsubishi Materials Corp.	707
134	Mitsubishi Tanabe Pharma Corp.	2,507
3,232	Mitsubishi UFJ Financial Group, Inc.	16,339
617	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,481
182	Mitsui & Co., Ltd.	2,128
525	Mitsui Chemicals, Inc.	2,221
135	Mitsui Fudosan Co., Ltd.	2,922
201	Mitsui Mining & Smelting Co., Ltd.	381
271	Mitsui OSK Lines Ltd.	577
3,459	Mizuho Financial Group, Inc.	5,549
25	MS&AD Insurance Group Holdings, Inc.	732
57	Murata Manufacturing Co., Ltd.	6,899
129	NGK Insulators Ltd.	3,080
136	NGK Spark Plug Co., Ltd.	2,216
135	NH Foods Ltd.	3,283

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
75		Nidec Corp.	6,842
13		Nintendo Co., Ltd.	2,678
—	(h)	Nippon Building Fund, Inc.	1,975
135		Nippon Express Co., Ltd.	681
—	(h)	Nippon Prologis REIT, Inc.	375
130		Nippon Steel & Sumitomo Metal Corp.	2,444
206		Nippon Telegraph & Telephone Corp.	9,775
405		Nissan Motor Co., Ltd.	3,928
185		Nisshin Seifun Group, Inc.	3,059
32		Nitori Holdings Co., Ltd.	4,030
52		Nitto Denko Corp.	3,485
791		Nomura Holdings, Inc.	3,560
1		Nomura Real Estate Master Fund, Inc.	1,226
242		NSK Ltd.	2,036
311		NTT DOCOMO, Inc.	8,440
45		Obic Co., Ltd.	2,602
104		Olympus Corp.	3,585
75		Omron Corp.	2,491
68		Ono Pharmaceutical Co., Ltd.	2,428
77		Oriental Land Co., Ltd.	4,851
439		ORIX Corp.	6,162
27		Otsuka Corp.	1,378
149		Otsuka Holdings Co., Ltd.	7,064
211		Panasonic Corp.	2,026
144		Rakuten, Inc.	1,625
19		Recruit Holdings Co., Ltd.	718
13		Ryohin Keikaku Co., Ltd.	2,864
61		Santen Pharmaceutical Co., Ltd.	1,006
32		Secom Co., Ltd.	2,426
108		Sekisui Chemical Co., Ltd.	1,565
86		Sekisui House Ltd.	1,426
157		Seven & i Holdings Co., Ltd.	6,515
68		Shimadzu Corp.	984
19		Shimamura Co., Ltd.	2,772
13		Shimano, Inc.	2,096
122		Shin-Etsu Chemical Co., Ltd.	8,332
1,481		Shinsei Bank Ltd.	2,222
65		Shionogi & Co., Ltd.	3,366
47		Shiseido Co., Ltd.	1,320
326		Shizuoka Bank Ltd. (The)	2,419
7		SMC Corp.	1,778
225		SoftBank Group Corp.	12,369
31		Sompo Japan Nipponkoa Holdings, Inc.	1,011
326		Sony Corp.	10,711
27		Stanley Electric Co., Ltd.	652

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
66	Sumitomo Chemical Co., Ltd.	292
358	Sumitomo Electric Industries Ltd.	4,925
322	Sumitomo Metal Mining Co., Ltd.	3,870
345	Sumitomo Mitsui Financial Group, Inc.	10,939
1,278	Sumitomo Mitsui Trust Holdings, Inc.	4,247
130	Sumitomo Realty & Development Co., Ltd.	3,364
27	Sundrug Co., Ltd.	2,334
34	Suntory Beverage & Food Ltd.	1,465
47	Suruga Bank Ltd.	1,074
20	Suzuken Co., Ltd.	628
175	Suzuki Motor Corp.	5,356
20	Sysmex Corp.	1,399
128	Takashimaya Co., Ltd.	970
123	Takeda Pharmaceutical Co., Ltd.	5,481
47	Terumo Corp.	2,020
61	Tohoku Electric Power Co., Inc.	777
218	Tokio Marine Holdings, Inc.	8,438
282	Tokyo Electric Power Co. Holdings, Inc. (a)	1,108
46	Tokyo Electron Ltd.	3,909
715	Tokyo Gas Co., Ltd.	3,044
87	Tokyo Tatemono Co., Ltd.	1,088
68	Tokyu Corp.	559
435	Tokyu Fudosan Holdings Corp.	2,573
387	Toppan Printing Co., Ltd.	3,413
67	Toray Industries, Inc.	610
67	Toyota Industries Corp.	3,016
610	Toyota Motor Corp.	34,198
27	Toyota Tsusho Corp.	594
52	Trend Micro, Inc.	1,870
84	Unicharm Corp.	1,731
1	United Urban Investment Corp.	1,006
52	West Japan Railway Co.	3,217
582	Yamada Denki Co., Ltd.	3,068
81	Yamaha Motor Co., Ltd.	1,359
135	Yamato Holdings Co., Ltd.	3,325

		617,893

	Luxembourg — 0.1%
1,413	ArcelorMittal (a)	9,154

	Netherlands — 2.0%
110	ASML Holding N.V.	12,092
130	ASR Nederland N.V. (a)	2,604
146	Heineken Holding N.V.	12,228
39	Heineken N.V.	3,665
1,062	ING Groep N.V., CVA	11,871

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Netherlands — continued
373	Koninklijke Ahold Delhaize N.V. (a)	8,904
2,205	Koninklijke KPN N.V.	7,252
317	Koninklijke Philips N.V.	8,426
290	NN Group N.V.	7,816
131	NXP Semiconductors N.V. (a)	10,974
1,290	Royal Dutch Shell plc, Class A	33,312
763	Royal Dutch Shell plc, Class B	20,304

		139,448

	New Zealand — 0.1%
291	Auckland International Airport Ltd.	1,553
192	Contact Energy Ltd.	749
262	Fletcher Building Ltd.	1,836
102	Ryman Healthcare Ltd.	704
579	Spark New Zealand Ltd.	1,651

		6,493

	Norway — 0.1%
942	Norsk Hydro ASA	4,037

	Portugal — 0.2%
1,337	EDP - Energias de Portugal S.A.	4,588
437	Galp Energia SGPS S.A.	5,992

		10,580

	Singapore — 0.9%
169	Ascendas Real Estate Investment Trust	310
209	Broadcom Ltd.	33,831
335	CapitaLand Ltd.	796
379	CapitaLand Mall Trust	607
390	ComfortDelGro Corp., Ltd.	825
472	DBS Group Holdings Ltd.	5,461
771	Genting Singapore plc	454
866	Global Logistic Properties Ltd.	1,242
2,431	Hutchison Port Holdings Trust, Class U	1,156
17	Jardine Cycle & Carriage Ltd.	491
449	Keppel Corp., Ltd.	1,778
796	Oversea-Chinese Banking Corp., Ltd.	5,135
79	Singapore Exchange Ltd.	448
153	Singapore Press Holdings Ltd.	434
1,756	Singapore Telecommunications Ltd.	5,508
304	United Overseas Bank Ltd.	4,167
618	Wilmar International Ltd.	1,434

		64,077

	Spain — 0.8%
762	Banco Bilbao Vizcaya Argentaria S.A.	4,448
2,488	Banco Santander S.A.	10,562
8,117	Bankia S.A.	6,230

SHARES	SECURITY DESCRIPTION	VALUE($)
	Spain — continued
1,157	Distribuidora Internacional de Alimentacion S.A.	7,214
1,691	Iberdrola S.A. (a)	11,619
386	Industria de Diseno Textil S.A.	13,333
562	Telefonica S.A.	5,506

		58,912

	Sweden — 0.7%
63	Assa Abloy AB, Class B	1,389
442	Electrolux AB, Series B	11,961
1,283	Nordea Bank AB	11,431
877	Sandvik AB	9,398
978	Skandinaviska Enskilda Banken AB, Class A	8,573
1,625	Telia Co. AB	7,415

		50,167

	Switzerland — 3.8%
186	ABB Ltd. (a)	3,949
58	Actelion Ltd. (a)	10,340
238	Chubb Ltd.	29,853
163	Cie Financiere Richemont S.A.	9,882
266	Credit Suisse Group AG (a)	3,060
285	LafargeHolcim Ltd. (a)	13,571
734	Nestle S.A.	58,782
403	Novartis AG	33,396
174	Roche Holding AG	44,425
21	Syngenta AG (a)	8,186
345	TE Connectivity Ltd.	20,810
485	UBS Group AG	6,664
234	Wolseley plc	13,022
47	Zurich Insurance Group AG (a)	11,334

		267,274

	United Kingdom — 6.1%
1,394	3i Group plc	11,390
82	Anglo American plc	901
230	Associated British Foods plc	8,194
134	AstraZeneca plc	8,945
1,427	Aviva plc	7,349
508	BAE Systems plc	3,589
1,804	Barclays plc	3,679
811	Barratt Developments plc	4,698
3,201	BP plc	18,111
560	British American Tobacco plc	35,762
615	BT Group plc	3,358
516	Capita plc	6,547
3,891	Centrica plc	12,411

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
325	Compass Group plc	6,165
181	Delphi Automotive plc	12,265
281	Diageo plc	8,052
1,011	Dixons Carphone plc	4,675
1,486	GlaxoSmithKline plc	33,189
2,901	HSBC Holdings plc	19,013
157	Imperial Brands plc	8,256
228	InterContinental Hotels Group plc	9,123
2,866	ITV plc	7,430
1,822	Kingfisher plc	8,090
32	Liberty Global plc, Class A (a)	1,010
121	Liberty Global plc, Series C (a)	3,739
10,650	Lloyds Banking Group plc	7,491
182	London Stock Exchange Group plc	6,703
319	National Grid plc	4,570
39	Pentair plc	2,477
243	Persimmon plc	5,423
957	Prudential plc	16,862
49	Randgold Resources Ltd.	5,762
241	Reckitt Benckiser Group plc	23,348
98	Rio Tinto Ltd.	3,758
357	Rio Tinto plc	11,582
911	RSA Insurance Group plc	5,990
195	SABMiller plc	11,417
1,430	Standard Chartered plc	11,432
499	Unilever N.V., CVA	23,110
8,225	Vodafone Group plc	24,986
166	Whitbread plc	8,465
449	WPP plc	10,084

		429,401

	United States — 57.2%
12	3M Co.	2,190
558	Abbott Laboratories	24,964
90	AbbVie, Inc.	5,928
315	Adobe Systems, Inc. (a)	30,847
195	Aetna, Inc.	22,460
63	Agilent Technologies, Inc.	3,012
94	Alexion Pharmaceuticals, Inc. (a)	12,123
118	Allergan plc (a)	29,773
20	Alliance Data Systems Corp. (a)	4,704
70	Alphabet, Inc., Class A (a)	55,480
87	Alphabet, Inc., Class C (a)	66,566
185	Altria Group, Inc.	12,496
99	Amazon.com, Inc. (a)	74,815
48	American Electric Power Co., Inc.	3,319

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
452	American International Group, Inc.	24,594
66	American Water Works Co., Inc.	5,457
11	Ameriprise Financial, Inc.	1,087
43	AmerisourceBergen Corp.	3,633
52	Amgen, Inc.	8,880
55	Anadarko Petroleum Corp.	2,975
139	Analog Devices, Inc.	8,845
40	Anthem, Inc.	5,265
1,251	Apple, Inc.	130,363
124	Archer-Daniels-Midland Co.	5,611
20	Arrow Electronics, Inc. (a)	1,339
267	Arthur J. Gallagher & Co.	13,119
1,376	AT&T, Inc.	59,552
100	Automatic Data Processing, Inc.	8,923
83	AvalonBay Communities, Inc.	15,366
3,282	Bank of America Corp.	47,550
232	Bank of New York Mellon Corp. (The)	9,145
38	Becton, Dickinson and Co.	6,633
252	Berkshire Hathaway, Inc., Class B (a)	36,311
224	Best Buy Co., Inc.	7,516
86	Biogen, Inc. (a)	25,025
12	BioMarin Pharmaceutical, Inc. (a)	1,201
66	BlackRock, Inc.	24,000
910	Boston Scientific Corp. (a)	22,089
597	Bristol-Myers Squibb Co.	44,697
347	Cabot Oil & Gas Corp.	8,558
254	Capital One Financial Corp.	17,068
89	Carnival Corp.	4,148
53	Caterpillar, Inc.	4,424
197	CBS Corp. (Non-Voting), Class B	10,285
288	Celgene Corp. (a)	32,355
34	Centene Corp. (a)	2,376
536	Charles Schwab Corp. (The)	15,232
96	Charter Communications, Inc., Class A (a)	22,656
403	Chevron Corp.	41,325
53	Cigna Corp.	6,774
720	Cisco Systems, Inc.	21,996
977	Citigroup, Inc.	42,809
280	Citizens Financial Group, Inc.	6,262
388	CMS Energy Corp.	17,508
1,008	Coca-Cola Co. (The)	43,989
263	Cognizant Technology Solutions Corp., Class A (a)	15,101
98	Colgate-Palmolive Co.	7,276
661	Comcast Corp., Class A	44,463
96	Concho Resources, Inc. (a)	11,958

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
254	ConocoPhillips	10,356
144	Constellation Brands, Inc., Class A	23,687
183	Corning, Inc.	4,055
158	Costco Wholesale Corp.	26,416
264	Crown Holdings, Inc. (a)	13,981
72	Cummins, Inc.	8,900
82	CVS Health Corp.	7,587
357	D.R. Horton, Inc.	11,748
82	Danaher Corp.	6,639
24	Deere & Co.	1,866
265	Delta Air Lines, Inc.	10,271
97	Diamondback Energy, Inc. (a)	8,501
266	Discover Financial Services	15,107
198	DISH Network Corp., Class A (a)	10,595
166	Dollar General Corp.	15,715
424	Dow Chemical Co. (The)	22,760
42	Dr. Pepper Snapple Group, Inc.	4,129
320	E.I. du Pont de Nemours & Co.	22,132
212	Eastman Chemical Co.	13,831
332	Eaton Corp. plc	21,026
254	Edison International	19,617
350	Eli Lilly & Co.	29,026
31	EMC Corp.	870
219	EOG Resources, Inc.	17,856
174	EQT Corp.	12,683
58	Equifax, Inc.	7,710
20	Equinix, Inc.	7,382
12	Essex Property Trust, Inc.	2,916
82	Exelon Corp.	3,068
44	Extra Space Storage, Inc.	3,759
782	Exxon Mobil Corp.	69,573
14	F5 Networks, Inc. (a)	1,687
621	Facebook, Inc., Class A (a)	76,977
55	FedEx Corp.	8,921
316	Fidelity National Information Services, Inc.	25,112
151	Fluor Corp.	8,103
31	Foot Locker, Inc.	1,855
66	Fortive Corp. (a)	3,177
53	General Dynamics Corp.	7,825
2,004	General Electric Co.	62,396
440	General Motors Co.	13,873
453	Gilead Sciences, Inc.	36,003
57	Global Payments, Inc.	4,223
98	Goldman Sachs Group, Inc. (The)	15,631
175	Halliburton Co.	7,649

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
120	Harman International Industries, Inc.	9,909
138	Hartford Financial Services Group, Inc. (The)	5,493
134	HCP, Inc.	5,262
98	Hershey Co. (The)	10,908
86	Hewlett Packard Enterprise Co.	1,812
114	Hilton Worldwide Holdings, Inc.	2,645
40	Hologic, Inc. (a)	1,557
358	Home Depot, Inc. (The)	49,495
293	Honeywell International, Inc.	34,028
841	HP, Inc.	11,779
77	Humana, Inc.	13,297
66	Illumina, Inc. (a)	11,054
31	Incyte Corp. (a)	2,807
164	Ingersoll-Rand plc	10,869
372	Intel Corp.	12,960
62	Intercontinental Exchange, Inc.	16,347
124	International Business Machines Corp.	19,875
270	Invesco Ltd.	7,873
87	Jack Henry & Associates, Inc.	7,776
456	Johnson & Johnson	57,079
1,059	KeyCorp	12,394
208	Kimberly-Clark Corp.	26,963
424	Kimco Realty Corp.	13,620
385	Kinder Morgan, Inc.	7,822
470	Kroger Co. (The)	16,084
102	L-3 Communications Holdings, Inc.	15,472
23	Laboratory Corp. of America Holdings (a)	3,270
272	Lam Research Corp.	24,386
84	LaSalle Hotel Properties	2,320
41	Lennox International, Inc.	6,401
49	Lincoln National Corp.	2,134
435	Lowe’s Cos., Inc.	35,755
76	Macerich Co. (The)	6,791
16	ManpowerGroup, Inc.	1,106
161	Marathon Petroleum Corp.	6,346
42	Martin Marietta Materials, Inc.	8,532
319	Masco Corp.	11,632
49	MasterCard, Inc., Class A	4,661
41	McDonald’s Corp.	4,824
151	McKesson Corp.	29,452
542	Merck & Co., Inc.	31,794
613	MetLife, Inc.	26,209
1,976	Microsoft Corp.	112,014
13	Mohawk Industries, Inc. (a)	2,651

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
219	Molson Coors Brewing Co., Class B	22,395
713	Mondelez International, Inc., Class A	31,340
95	Monsanto Co.	10,182
787	Morgan Stanley	22,613
396	Mosaic Co. (The)	10,700
90	Mylan N.V. (a)	4,205
98	Newell Brands, Inc.	5,125
111	Newmont Mining Corp.	4,873
236	NextEra Energy, Inc.	30,223
139	NIKE, Inc., Class B	7,734
64	Northrop Grumman Corp.	13,899
271	Occidental Petroleum Corp.	20,286
277	Oracle Corp.	11,389
62	O’Reilly Automotive, Inc. (a)	18,034
261	PACCAR, Inc.	15,389
26	Parker-Hannifin Corp.	2,947
224	PayPal Holdings, Inc. (a)	8,344
457	PepsiCo, Inc.	49,785
1,705	Pfizer, Inc.	62,907
420	Philip Morris International, Inc.	42,101
124	Pioneer Natural Resources Co.	20,116
19	PPG Industries, Inc.	2,030
2	Priceline Group, Inc. (The) (a)	2,229
489	Procter & Gamble Co. (The)	41,894
195	Prologis, Inc.	10,645
34	Prudential Financial, Inc.	2,577
358	Public Service Enterprise Group, Inc.	16,473
265	PulteGroup, Inc.	5,622
22	QUALCOMM, Inc.	1,375
33	Quest Diagnostics, Inc.	2,877
15	Ralph Lauren Corp.	1,492
3	Regeneron Pharmaceuticals, Inc. (a)	1,169
761	Regions Financial Corp.	6,979
87	Reynolds American, Inc.	4,340
27	Robert Half International, Inc.	1,003
180	Ross Stores, Inc.	11,149
200	Royal Caribbean Cruises Ltd.	14,459
18	S&P Global, Inc.	2,147
349	Schlumberger Ltd.	28,080
168	Sealed Air Corp.	7,911
156	Sempra Energy	17,460
34	Sensata Technologies Holding N.V. (a)	1,270
16	Sherwin-Williams Co. (The)	4,781
241	Shire plc	15,559
116	Simon Property Group, Inc.	26,259

SHARES		SECURITY DESCRIPTION	VALUE($)
		United States — continued
1,224		Sirius XM Holdings, Inc. (a)	5,375
41		Skyworks Solutions, Inc.	2,719
105		SL Green Realty Corp.	12,422
77		Snap-on, Inc.	12,112
638		Spirit Realty Capital, Inc.	8,724
191		Stanley Black & Decker, Inc.	23,213
536		Starbucks Corp.	31,123
88		State Street Corp.	5,783
277		STORE Capital Corp.	8,633
72		Stryker Corp.	8,327
102		SunTrust Banks, Inc.	4,327
46		SVB Financial Group (a)	4,583
32		Synopsys, Inc. (a)	1,745
259		TD Ameritrade Holding Corp.	7,858
539		Texas Instruments, Inc.	37,601
67		Textron, Inc.	2,606
139		Thermo Fisher Scientific, Inc.	22,010
85		Thomson Reuters Corp.	3,576
437		Time Warner, Inc.	33,533
352		TJX Cos., Inc. (The)	28,734
258		T-Mobile U.S., Inc. (a)	11,943
893		Twenty-First Century Fox, Inc., Class A	23,797
91		Twenty-First Century Fox, Inc., Class B	2,464
95		U.S. Bancorp	3,999
37		UGI Corp.	1,657
384		Union Pacific Corp.	35,768
229		United Continental Holdings, Inc. (a)	10,720
38		United Parcel Service, Inc., Class B	4,082
268		United Technologies Corp.	28,899
285		UnitedHealth Group, Inc.	40,813
225		Valero Energy Corp.	11,742
146		Vantiv, Inc., Class A (a)	8,021
—	(h)	Veritiv Corp. (a)	—	(h)
606		Verizon Communications, Inc.	33,557
141		Vertex Pharmaceuticals, Inc. (a)	13,654
71		VF Corp.	4,452
606		Visa, Inc., Class A	47,333
35		Voya Financial, Inc.	896
162		Walgreens Boots Alliance, Inc.	12,809
67		Wal-Mart Stores, Inc.	4,909
182		Walt Disney Co. (The)	17,511
161		WEC Energy Group, Inc.	10,458
1,409		Wells Fargo & Co.	67,590

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
168	Western Digital Corp.	7,984
76	Western Union Co. (The)	1,527
159	WestRock Co.	6,826
31	Workday, Inc., Class A (a)	2,609
9	WW Grainger, Inc.	1,965
443	Xcel Energy, Inc.	19,466
183	Yum! Brands, Inc.	16,341
96	Zions Bancorp.	2,678
62	Zoetis, Inc.	3,132

		4,026,041

	Total Common Stocks (Cost $6,329,868)	6,975,969

Preferred Stocks — 0.2%
	Germany — 0.2%
111	Henkel AG & Co. KGaA	13,875
30	Volkswagen AG	4,225

	Total Preferred Stocks (Cost $17,272)	18,100

Short-Term Investment — 0.3%
	Investment Company — 0.3%
18,981	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $18,981)	18,981

	Total Investments — 99.7% (Cost $6,366,121)	7,013,050
	Other Assets in Excess of Liabilities — 0.3%	21,119

	NET ASSETS — 100.0%	$7,034,169

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	7.9%
Pharmaceuticals	7.4
Oil, Gas & Consumable Fuels	6.0
Insurance	3.8
Beverages	3.1
IT Services	3.0
Media	3.0
Internet Software & Services	2.9
Software	2.7
Specialty Retail	2.7
Chemicals	2.5
Diversified Telecommunication Services	2.5
Biotechnology	2.5
Real Estate Investment Trusts (REITs)	2.4
Technology Hardware, Storage & Peripherals	2.4
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	2.2
Health Care Providers & Services	2.0
Food Products	1.9
Machinery	1.8
Aerospace & Defense	1.8
Electric Utilities	1.8
Hotels, Restaurants & Leisure	1.8
Food & Staples Retailing	1.7
Household Products	1.6
Tobacco	1.6
Industrial Conglomerates	1.6
Automobiles	1.5
Road & Rail	1.4
Metals & Mining	1.3
Multi-Utilities	1.3
Health Care Equipment & Supplies	1.3
Diversified Financial Services	1.2
Internet & Catalog Retail	1.1
Household Durables	1.1
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	11.7
Short-Term Investment	0.3

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CDI	—	CHESS Depository Interest
CVA	—	Dutch Certification
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$925,229
Aggregate gross unrealized depreciation	(278,300)

Net unrealized appreciation/depreciation	$646,929

Federal income tax cost of investments	$6,366,121

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant Unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$194,165		$—		$194,165
Austria	—	—	(a)	—		—	(a)
Belgium	—	35,484		—		35,484
Bermuda	11,277	—		—		11,277
Canada	256,470	—		—		256,470
China	—	269		—		269
Colombia	—	—		—	(a)	—	(a)
Denmark	—	73,171		—		73,171
Finland	—	19,603		—		19,603
France	—	262,616		—		262,616
Germany	—	231,202		—		231,202
Hong Kong	—	84,468		—		84,468
Ireland	58,448	2,456		—		60,904
Israel	8,280	—		—		8,280
Italy	—	54,583		—		54,583
Japan	—	617,893		—		617,893
Luxembourg	—	9,154		—		9,154
Netherlands	10,974	128,474		—		139,448
New Zealand	—	6,493		—		6,493
Norway	—	4,037		—		4,037
Portugal	—	10,580		—		10,580
Singapore	33,831	30,246		—		64,077
Spain	253	58,659		—		58,912
Sweden	—	50,167		—		50,167
Switzerland	50,663	216,611		—		267,274
United Kingdom	19,491	409,910		—		429,401
United States	4,010,482	15,559		—		4,026,041

Total Common Stocks	4,460,169	2,515,800		—	(a)	6,975,969

Preferred Stocks
Germany	—	18,100		—		18,100
Short-Term Investment
Investment Company	18,981	—		—		18,981

Total Investments in Securities	$4,479,150	$2,533,900		$—	(a)	$7,013,050

(a) Value is zero

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers among any levels during the period ended July 31, 2016.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 91.3%
	Canada — 1.6%
– (h)	Canadian Pacific Railway Ltd.	32

	China — 7.1%
– (h)	Baidu, Inc., ADR (a)	35
– (h)	CNOOC Ltd., ADR	26
1	JD.com, Inc., ADR (a)	31
6	Ping An Insurance Group Co. of China Ltd., Class H	28
2	Vipshop Holdings Ltd., ADR (a)	26

		146

	France — 4.9%
– (h)	Airbus Group SE	15
1	AXA S.A.	27
1	Sanofi	58

		100

	Germany — 1.3%
7	Telefonica Deutschland Holding AG	27

	India — 1.1%
3	ICICI Bank Ltd., ADR	22

	Israel — 4.4%
2	Teva Pharmaceutical Industries Ltd., ADR	90

	Japan — 5.6%
3	Inpex Corp.	24
2	Minebea Co., Ltd.	12
1	Sumitomo Electric Industries Ltd.	15
1	Sumitomo Mitsui Financial Group, Inc.	32
1	Suzuki Motor Corp.	30

		113

	Luxembourg — 0.9%
3	ArcelorMittal (a)	17

	Netherlands — 3.4%
1	ASR Nederland N.V. (a)	16
1	NXP Semiconductors N.V. (a)	54

		70

	Russia — 1.1%
1	Magnit PJSC, Reg. S, GDR	23

	South Africa — 0.6%
– (h)	Naspers Ltd., Class N	13

	Switzerland — 5.4%
– (h)	Chubb Ltd.	35
– (h)	LafargeHolcim Ltd. (a)	22
– (h)	Novartis AG	39
1	UBS Group AG	15

		111

	United Kingdom — 6.1%
4	BT Group plc	24

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
1	Burberry Group plc	18
8	ITV plc	19
12	Taylor Wimpey plc	24
13	Vodafone Group plc	39

		124

	United States — 47.8%
– (h)	Aetna, Inc.	19
– (h)	Alexion Pharmaceuticals, Inc. (a)	40
– (h)	Allergan plc (a)	31
– (h)	Alphabet, Inc., Class C (a)	78
– (h)	Amazon.com, Inc. (a)	52
– (h)	Apple, Inc.	44
1	CBRE Group, Inc., Class A (a)	30
– (h)	Charter Communications, Inc., Class A (a)	18
1	Citigroup, Inc.	61
1	DISH Network Corp., Class A (a)	31
– (h)	Gilead Sciences, Inc.	19
– (h)	Harman International Industries, Inc.	37
1	Horizon Pharma plc (a)	28
– (h)	Humana, Inc.	22
– (h)	Lam Research Corp.	24
– (h)	McKesson Corp.	40
1	MetLife, Inc.	49
1	Morgan Stanley	32
1	Mosaic Co. (The)	28
1	Navient Corp.	18
– (h)	Pioneer Natural Resources Co.	37
– (h)	Shire plc, ADR	42
– (h)	SVB Financial Group (a)	15
4	Time, Inc.	57
2	Twenty-First Century Fox, Inc., Class A	63
1	United Continental Holdings, Inc. (a)	35
– (h)	Vertex Pharmaceuticals, Inc. (a)	27

		977

	Total Common Stocks (Cost $1,809)	1,865

	Total Investments — 91.3% (Cost $1,809)	1,865
	Other Assets in Excess of Liabilities — 8.7%	178

	NET ASSETS — 100.0%	$2,043

Percentages indicated are based on net assets.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	13.2%
Media	10.8
Insurance	8.3
Banks	6.9
Biotechnology	6.8
Internet Software & Services	6.1
Internet & Catalog Retail	5.8
Oil, Gas & Consumable Fuels	4.7
Health Care Providers & Services	4.4
Semiconductors & Semiconductor Equipment	4.2
Household Durables	3.2
Diversified Telecommunication Services	2.7
Capital Markets	2.5
Technology Hardware, Storage & Peripherals	2.4
Wireless Telecommunication Services	2.1
Airlines	1.9
Road & Rail	1.7
Automobiles	1.6
Real Estate Management & Development	1.6
Chemicals	1.5
Food & Staples Retailing	1.2
Construction Materials	1.2
Consumer Finance	1.0
Others (each less than 1.0%)	4.2

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

(a)	— Non-income producing security.
(h)	— Amount rounds to less than 500 shares.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111
Aggregate gross unrealized depreciation	(55)

Net unrealized appreciation/depreciation	$56

Federal income tax cost of investments	$1,809

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$32	$—	$—	$32
China	118	28	—	146
France	—	100	—	100
Germany	—	27	—	27
India	22	—	—	22
Israel	90	—	—	90
Japan	—	113	—	113
Luxembourg	—	17	—	17
Netherlands	54	16	—	70
Russia	—	23	—	23
South Africa	—	13	—	13
Switzerland	35	76	—	111
United Kingdom	—	124	—	124
United States	977	—	—	977

Total Common Stocks	1,328	537	—	1,865

Total Investments in Securities	$1,328	$537	$—	$1,865

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.6%
	United States — 4.6%
	ABFC Trust,
341	Series 2003-OPT1, Class A1A, VAR, 1.308%, 04/25/33	330
1,086	Series 2004-HE1, Class M1, VAR, 1.388%, 03/25/34	1,010
1,565	Series 2004-OPT3, Class M1, VAR, 1.238%, 09/25/33	1,475
3,102	Series 2004-OPT5, Class A1, VAR, 1.188%, 06/25/34	2,904
1,558	Series 2005-WF1, Class M1, VAR, 1.028%, 11/25/34	1,468
1,655	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 1.358%, 01/25/35	1,537
	ACE Securities Corp. Home Equity Loan Trust,
1,393	Series 2003-FM1, Class M1, VAR, 1.778%, 11/25/32	1,248
1,585	Series 2003-HE1, Class M1, VAR, 1.463%, 11/25/33	1,489
1,009	Series 2003-NC1, Class M1, VAR, 1.623%, 07/25/33	965
4,594	Series 2003-OP1, Class M1, VAR, 1.538%, 12/25/33	4,367
1,258	Series 2004-HE2, Class M1, VAR, 1.523%, 10/25/34	1,186
3,391	Series 2004-HE4, Class M2, VAR, 1.463%, 12/25/34	3,334
3,336	Series 2004-OP1, Class M2, VAR, 2.063%, 04/25/34	3,090
1,090	American Homes 4 Rent, Series 2014-SFR1, Class D, VAR, 3.182%, 06/17/31 (e)	1,072
787	Ameriquest Mortgage Securities, Inc. Asset-Backed Certificates, Series 2002-AR1, Class M1, VAR, 1.524%, 09/25/32	720
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
1,472	Series 2003-13, Class M1, VAR, 1.508%, 01/25/34	1,337
650	Series 2003-13, Class M2, VAR, 3.038%, 01/25/34	612
916	Series 2004-R1, Class A2, VAR, 1.088%, 02/25/34	810
5,749	Series 2004-R1, Class M1, VAR, 1.283%, 02/25/34	5,286
584	Series 2004-R1, Class M2, VAR, 1.358%, 02/25/34	531
124	Series 2004-R3, Class A1B, VAR, 1.188%, 05/25/34	123

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
419	Series 2004-R8, Class M1, VAR, 1.448%, 09/25/34	417
1,386	Argent Securities, Inc., Series 2003-W5, Class M2, VAR, 3.263%, 10/25/33	1,317
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
849	Series 2004-W2, Class M2, VAR, 2.363%, 04/25/34	799
626	Series 2004-W2, Class M3, VAR, 2.588%, 04/25/34	548
2,319	Series 2004-W3, Class A3, VAR, 1.308%, 02/25/34	2,096
1,922	Series 2004-W4, Class A, VAR, 1.008%, 03/25/34	1,789
1,601	Series 2004-W6, Class M1, VAR, 1.313%, 05/25/34	1,526
618	Series 2004-W7, Class M2, VAR, 1.388%, 05/25/34	569
	Asset-Backed Securities Corp. Home Equity Loan Trust,
2,648	Series 2001-HE3, Class A1, VAR, 1.021%, 11/15/31	2,488
77	Series 2001-HE3, Class M1, VAR, 1.381%, 11/15/31	77
236	Series 2003-HE3, Class M2, VAR, 3.481%, 06/15/33	227
1,865	Series 2003-HE4, Class M1, VAR, 1.726%, 08/15/33	1,770
2,004	Series 2004-HE2, Class M2, VAR, 2.363%, 04/25/34	1,812
1,484	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	1,460
524	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C, Class 1A2, SUB, 5.638%, 11/28/36	521
	Bear Stearns Asset-Backed Securities I Trust,
1,525	Series 2004-HE6, Class M2, VAR, 2.363%, 08/25/34	1,407
2,672	Series 2004-HE11, Class M2, VAR, 2.063%, 12/25/34	2,622
	Bear Stearns Asset-Backed Securities Trust,
887	Series 2003-1, Class M1, VAR, 2.138%, 11/25/42	853
585	Series 2003-SD1, Class A, VAR, 1.388%, 12/25/33	548
1,349	Series 2003-SD1, Class M1, VAR, 1.763%, 12/25/33	1,283

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
1,725	Series 2004-HE2, Class M2, VAR, 2.288%, 03/25/34	1,651
2,227	Series 2004-SD4, Class A1, VAR, 1.388%, 08/25/44	2,128
811	CDC Mortgage Capital Trust, Series 2003-HE1, Class M1, VAR, 1.838%, 08/25/33	776
	Centex Home Equity Loan Trust,
7,224	Series 2004-A, Class M1, VAR, 1.088%, 01/25/34	6,625
917	Series 2004-C, Class M2, VAR, 1.283%, 06/25/34	788
603	Series 2004-D, Class MF2, SUB, 5.560%, 09/25/34	546
1,640	Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,235
295	Series 2004-D, Class MV2, VAR, 1.178%, 09/25/34	234
1,368	Series 2005-A, Class M1, VAR, 0.968%, 01/25/35	1,255
	Chase Funding Loan Acquisition Trust,
1,285	Series 2004-AQ1, Class M1, VAR, 1.583%, 05/25/34	1,158
2,150	Series 2004-OPT1, Class M2, VAR, 1.988%, 06/25/34	2,066
	Chase Funding Trust,
1,625	Series 2003-4, Class 1A5, SUB, 5.322%, 05/25/33	1,670
200	Series 2003-4, Class 2M1, VAR, 1.388%, 03/25/33	191
568	Series 2003-5, Class 1M2, VAR, 5.641%, 09/25/32	503
2,345	Series 2003-6, Class 2A2, VAR, 1.068%, 11/25/34	2,038
2,664	Series 2003-6, Class 2M1, VAR, 1.238%, 11/25/34	2,476
1,162	Series 2004-1, Class 1M1, 4.725%, 05/25/33	1,123
1,295	Series 2004-1, Class 2M1, VAR, 1.238%, 09/25/33	1,192
2,212	Series 2004-2, Class 1M1, VAR, 5.700%, 02/26/35	2,054
	Citigroup Mortgage Loan Trust, Inc.,
325	Series 2005-OPT1, Class M4, VAR, 1.538%, 02/25/35	250
194	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	178
191	Series 2006-WFH4, Class A3, VAR, 0.638%, 11/25/36	190

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Countrywide Asset-Backed Certificates,
322	Series 2002-3, Class M1, VAR, 1.613%, 03/25/32	316
1,211	Series 2002-4, Class M1, VAR, 1.613%, 12/25/32	1,118
1,345	Series 2003-3, Class 3A, VAR, 1.028%, 11/25/33	1,244
11,405	Series 2004-2, Class M1, VAR, 1.238%, 05/25/34	10,820
3,892	Series 2004-3, Class M1, VAR, 1.238%, 06/25/34	3,739
688	Series 2004-3, Class M2, VAR, 1.313%, 06/25/34	643
345	Series 2004-BC4, Class M1, VAR, 1.538%, 11/25/34	331
1,074	Series 2004-ECC2, Class M2, VAR, 1.463%, 12/25/34	1,029
5,249	Series 2005-AB3, Class 1A1, VAR, 0.738%, 02/25/36	4,594
1,395	Countrywide Partnership Trust, Series 2004-EC1, Class M2, VAR, 1.433%, 01/25/35	1,277
	Credit-Based Asset Servicing and Securitization LLC,
1,677	Series 2004-CB2, Class M1, VAR, 1.268%, 07/25/33	1,541
780	Series 2005-CB8, Class AF2, SUB, 4.023%, 12/25/35	772
	CWABS, Inc. Asset-Backed Certificates,
4,572	Series 2003-BC1, Class A1, VAR, 1.288%, 03/25/33	4,199
816	Series 2004-1, Class M2, VAR, 1.313%, 03/25/34	751
1,464	Series 2004-1, Class M3, VAR, 1.463%, 02/25/34	1,354
2,176	Series 2004-5, Class M2, VAR, 1.493%, 07/25/34	2,062
855	Series 2004-6, Class M2, VAR, 1.463%, 10/25/34	803
391	Series 2005-11, Class AF6, VAR, 4.752%, 02/25/36	406
	Equity One Mortgage Pass-Through Trust,
345	Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	347
525	Series 2003-4, Class M1, SUB, 5.869%, 10/25/34	507
216	Finance America Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.433%, 11/25/34	165

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
	First Franklin Mortgage Loan Asset Backed Certificates,
1,053	Series 2004-FF3, Class M1, VAR, 1.313%, 05/25/34	974
10,500	Series 2005-FF11, Class M1, VAR, 1.133%, 11/25/35	9,809
	First Franklin Mortgage Loan Trust,
5,820	Series 2003-FF5, Class M1, VAR, 1.388%, 03/25/34	5,406
2,619	Series 2004-FF5, Class A1, VAR, 1.208%, 08/25/34	2,494
13,066	Series 2005-FF10, Class A1, VAR, 0.788%, 11/25/35	11,670
2,441	Series 2005-FF10, Class A4, VAR, 0.808%, 11/25/35	2,418
522	Series 2005-FF11, Class A2D, VAR, 1.168%, 11/25/35	521
1,620	Series 2006-FF8, Class IIA3, VAR, 0.638%, 07/25/36	1,547
	Fremont Home Loan Trust,
2,312	Series 2003-A, Class M1, VAR, 1.463%, 08/25/33	2,152
2,552	Series 2004-2, Class M2, VAR, 1.418%, 07/25/34	2,454
2,186	Series 2004-A, Class M1, VAR, 1.313%, 01/25/34	2,000
563	Series 2004-B, Class M2, VAR, 1.433%, 05/25/34	498
1,079	Series 2004-C, Class M1, VAR, 1.463%, 08/25/34	1,012
1,799	Series 2004-D, Class M1, VAR, 1.358%, 11/25/34	1,595
1,413	Series 2004-D, Class M2, VAR, 1.388%, 11/25/34	1,344
1,584	GSAA Trust, Series 2005-6, Class A3, VAR, 0.858%, 06/25/35	1,511
	GSAMP Trust,
2,556	Series 2003-HE1, Class M1, VAR, 1.732%, 06/20/33	2,493
1,641	Series 2003-SEA, Class A1, VAR, 0.888%, 02/25/33	1,513
1,037	Series 2005-HE3, Class M2, VAR, 1.493%, 06/25/35	1,022
2,356	Series 2005-NC1, Class M1, VAR, 1.163%, 02/25/35	2,300
3,669	Series 2006-FM1, Class A2C, VAR, 0.648%, 04/25/36	2,228
7,528	Series 2006-HE3, Class A2C, VAR, 0.648%, 05/25/46	6,964

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
2,889	Series 2006-HE4, Class A2C, VAR, 0.638%, 06/25/36	2,720
36	Series 2007-HE1, Class A2B, VAR, 0.588%, 03/25/47	36
7,118	Series 2007-SEA1, Class A, VAR, 0.788%, 12/25/36 (e)	6,561
	Home Equity Asset Trust,
4,432	Series 2002-5, Class M1, VAR, 2.188%, 05/25/33	4,240
806	Series 2003-1, Class M1, VAR, 1.988%, 06/25/33	780
1,121	Series 2003-3, Class M1, VAR, 1.778%, 08/25/33	1,072
443	Series 2004-6, Class M2, VAR, 1.388%, 12/25/34	382
4,100	Series 2005-7, Class M1, VAR, 0.938%, 01/25/36	3,923
	Home Equity Mortgage Loan Asset-Backed Trust,
630	Series 2004-B, Class M2, VAR, 1.613%, 11/25/34	581
10,484	Series 2004-C, Class M1, VAR, 1.328%, 03/25/35	9,692
1,102	Series 2004-C, Class M2, VAR, 1.388%, 03/25/35	978
1,481	Series 2006-B, Class 2A3, VAR, 0.678%, 06/25/36	1,354
	Invitation Homes Trust,
2,520	Series 2013-SFR1, Class C, VAR, 2.337%, 12/17/30 (e)	2,501
3,050	Series 2013-SFR1, Class E, VAR, 3.137%, 12/17/30 (e)	2,980
438	JP Morgan Mortgage Acquisition Trust, Series 2006-NC1, Class A4, VAR, 0.658%, 04/25/36	431
	Long Beach Mortgage Loan Trust,
974	Series 2001-2, Class M1, VAR, 1.328%, 07/25/31	923
2,974	Series 2002-5, Class M1, VAR, 1.733%, 11/25/32	2,858
488	Series 2003-4, Class M1, VAR, 1.508%, 08/25/33	465
1,004	Series 2004-3, Class M2, VAR, 1.388%, 07/25/34	948
655	Series 2004-3, Class M4, VAR, 2.100%, 07/25/34	615
705	Series 2004-3, Class M6, VAR, 2.625%, 07/25/34	654
2,232	Series 2004-4, Class M1, VAR, 1.388%, 10/25/34	2,043

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
384	Series 2005-WL2, Class M1, VAR, 1.193%, 08/25/35	381
	MASTR Asset-Backed Securities Trust,
2,406	Series 2004-OPT2, Class M1, VAR, 1.388%, 09/25/34	2,265
1,056	Series 2004-OPT2, Class M2, VAR, 1.463%, 09/25/34	927
2,878	Series 2005-NC1, Class M2, VAR, 1.238%, 12/25/34	2,758
	Merrill Lynch Mortgage Investors Trust,
647	Series 2003-OPT1, Class M1, VAR, 1.463%, 07/25/34	569
485	Series 2004-HE2, Class M1, VAR, 1.688%, 08/25/35	461
116	Series 2004-WMC5, Class M5, VAR, 2.213%, 07/25/35	111
2,386	Series 2005-FM1, Class M1, VAR, 0.968%, 05/25/36	2,192
	Morgan Stanley ABS Capital I, Inc. Trust,
1,274	Series 2003-NC10, Class M1, VAR, 1.508%, 10/25/33	1,206
9,573	Series 2004-HE1, Class M1, VAR, 1.343%, 01/25/34	9,105
787	Series 2004-HE2, Class M2, VAR, 2.288%, 03/25/34	736
1,033	Series 2004-HE2, Class M3, VAR, 2.663%, 03/25/34	554
4,671	Series 2004-HE3, Class M1, VAR, 1.343%, 03/25/34	4,445
1,543	Series 2004-HE3, Class M2, VAR, 2.363%, 03/25/34	1,467
1,496	Series 2004-HE6, Class M1, VAR, 1.313%, 08/25/34	1,440
1,470	Series 2004-HE6, Class M2, VAR, 1.388%, 08/25/34	1,386
973	Series 2004-HE6, Class M3, VAR, 1.463%, 08/25/34	811
1,458	Series 2004-HE7, Class M2, VAR, 1.433%, 08/25/34	1,442
100	Series 2004-HE7, Class M3, VAR, 1.508%, 08/25/34	95
2,600	Series 2004-HE8, Class M1, VAR, 1.448%, 09/25/34	2,436
1,652	Series 2004-HE8, Class M2, VAR, 1.508%, 09/25/34	1,602
884	Series 2004-HE8, Class M3, VAR, 1.613%, 09/25/34	829
3,072	Series 2004-NC3, Class M1, VAR, 1.283%, 03/25/34	2,934

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
5,957	Series 2004-NC5, Class M1, VAR, 1.388%, 05/25/34	5,504
795	Series 2004-NC6, Class M2, VAR, 2.363%, 07/25/34	700
309	Series 2004-NC7, Class M3, VAR, 1.463%, 07/25/34	271
720	Series 2004-NC8, Class M3, VAR, 1.598%, 09/25/34	674
2,089	Series 2004-OP1, Class M2, VAR, 1.403%, 11/25/34	2,033
1,023	Series 2004-OP1, Class M3, VAR, 1.508%, 11/25/34	932
2,397	Series 2004-WMC2, Class M1, VAR, 1.403%, 07/25/34	2,295
1,204	Series 2004-WMC2, Class M2, VAR, 2.288%, 07/25/34	1,154
3,341	Series 2004-WMC3, Class M2, VAR, 1.283%, 01/25/35	2,956
505	Series 2005-HE1, Class M2, VAR, 1.193%, 12/25/34	434
1,366	Series 2005-HE1, Class M3, VAR, 1.268%, 12/25/34	1,109
319	Series 2005-NC1, Class M3, VAR, 1.253%, 01/25/35	256
	New Century Home Equity Loan Trust,
641	Series 2003-3, Class M1, VAR, 1.673%, 07/25/33	616
1,005	Series 2003-B, Class M2, VAR, 2.963%, 11/25/33	978
3,416	Series 2004-1, Class M1, VAR, 1.373%, 05/25/34	3,146
252	Series 2004-2, Class M2, VAR, 1.418%, 08/25/34	233
1,174	Series 2004-2, Class M4, VAR, 2.288%, 08/25/34	1,094
1,002	Series 2004-2, Class M6, VAR, 2.738%, 08/25/34	926
2,898	Series 2004-3, Class M2, VAR, 1.463%, 11/25/34	2,810
519	Series 2004-3, Class M3, VAR, 1.553%, 11/25/34	426
5,837	Series 2004-4, Class M1, VAR, 1.253%, 02/25/35	5,337
652	Series 2004-4, Class M2, VAR, 1.283%, 02/25/35	563
320	Series 2005-1, Class M3, VAR, 1.268%, 03/25/35	250
3,124	Series 2006-2, Class A2B, VAR, 0.648%, 08/25/36	2,580

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
	NovaStar Mortgage Funding Trust,
1,191	Series 2003-2, Class M2, VAR, 2.956%, 09/25/33	1,085
818	Series 2003-3, Class M2, VAR, 2.138%, 12/25/33	808
4,395	Series 2004-2, Class M4, VAR, 2.288%, 09/25/34	3,915
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
818	Series 2003-2, Class A2, VAR, 1.088%, 04/25/33	762
1,939	Series 2003-2, Class M1, VAR, 1.463%, 04/25/33	1,771
1,593	Series 2003-3, Class M1A, VAR, 2.048%, 06/25/33	1,505
6,953	Series 2003-5, Class A1, VAR, 1.128%, 08/25/33	6,593
565	Series 2003-5, Class A2, VAR, 1.128%, 08/25/33	537
412	Series 2003-5, Class M2, VAR, 2.813%, 08/25/33	373
	Option One Mortgage Loan Trust,
5,635	Series 2002-3, Class A1, VAR, 0.988%, 08/25/32	5,319
1,001	Series 2002-3, Class A2, VAR, 1.028%, 08/25/32	924
1,694	Series 2003-1, Class A2, VAR, 1.328%, 02/25/33	1,588
10,137	Series 2004-2, Class M1, VAR, 1.283%, 05/25/34	9,406
773	Series 2004-3, Class M2, VAR, 1.343%, 11/25/34	694
1,910	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 2.213%, 10/25/34	1,319
	Pretium Mortgage Credit Partners I LLC,
5,599	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	5,590
3,873	Series 2015-NPL3, Class A1, SUB, 4.125%, 10/27/30 (e)	3,881
3,510	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	3,529
6,279	Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	6,324
10,192	Series 2016-NPL3, Class A1, SUB, 4.375%, 05/27/31 (e)	10,264
	Progress Residential Trust,
5,217	Series 2014-SFR1, Class A, VAR, 1.582%, 10/17/31 (e)	5,212

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,325	Series 2014-SFR1, Class E, VAR, 4.596%, 10/17/31 (e)	3,330
3,150	RAAC Trust, Series 2005-RP3, Class M1, VAR, 1.253%, 05/25/39 (e)	3,057
	RAMP Trust,
752	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	765
136	Series 2004-RS11, Class M1, VAR, 1.418%, 11/25/34	135
	RASC Trust,
869	Series 2001-KS3, Class AII, VAR, 0.948%, 09/25/31	815
6,160	Series 2005-EMX1, Class M1, VAR, 1.133%, 03/25/35	5,754
2,894	Series 2006-KS5, Class A3, VAR, 0.648%, 07/25/36	2,840
716	Series 2006-KS7, Class A3, VAR, 0.638%, 09/25/36	708
	Renaissance Home Equity Loan Trust,
1,940	Series 2002-3, Class M1, VAR, 1.988%, 12/25/32	1,898
666	Series 2003-1, Class M1, VAR, 1.988%, 06/25/33	597
214	Series 2003-2, Class A, VAR, 1.368%, 08/25/33	199
1,746	Series 2003-3, Class M1, VAR, 1.218%, 12/25/33	1,588
1,576	Series 2003-3, Class M2F, SUB, 5.681%, 12/25/33	1,528
2,950	Series 2003-4, Class M1, VAR, 1.338%, 03/25/34	2,709
1,295	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	1,108
881	Series 2004-1, Class M1, VAR, 1.068%, 05/25/34	810
780	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	791
1,230	Series 2005-2, Class AV3, VAR, 0.858%, 08/25/35	1,059
1,346	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	1,330
1,636	SASCO Mortgage Loan Trust, Series 2004-GEL3, Class M1, VAR, 2.063%, 08/25/34	1,544
	Saxon Asset Securities Trust,
5,980	Series 2003-3, Class M1, VAR, 1.463%, 12/25/33	5,656
386	Series 2004-2, Class AF3, VAR, 5.153%, 08/25/35	388

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
		United States — continued
1,629		Series 2004-2, Class MV2, VAR, 2.288%, 08/25/35	1,561
879		Series 2006-2, Class A3C, VAR, 0.638%, 09/25/36	839
		Securitized Asset-Backed Receivables LLC Trust,
3,145		Series 2004-NC1, Class M1, VAR, 1.268%, 02/25/34	2,940
1,023		Series 2004-OP1, Class M2, VAR, 2.138%, 02/25/34	958
4,502		Series 2004-OP2, Class M1, VAR, 1.463%, 08/25/34	4,245
1,963		Series 2005-FR2, Class M2, VAR, 1.463%, 03/25/35	1,884
2,868		Series 2005-OP1, Class M2, VAR, 1.163%, 01/25/35	2,625
3,193		Soundview Home Loan Trust, Series 2006-OPT3, Class 2A3, VAR, 0.658%, 06/25/36	2,947
		Specialty Underwriting & Residential Finance Trust,
2,588		Series 2004-BC1, Class M2, VAR, 2.093%, 02/25/35	2,408
1,701		Series 2004-BC3, Class M1, VAR, 1.418%, 07/25/35	1,631
		Structured Asset Investment Loan Trust,
515		Series 2003-BC3, Class M1, VAR, 1.913%, 04/25/33	509
3,753		Series 2003-BC6, Class M1, VAR, 1.613%, 07/25/33	3,546
516		Series 2003-BC10, Class A4, VAR, 1.488%, 10/25/33	498
2,100		Series 2003-BC11, Class M2, VAR, 3.038%, 10/25/33	2,083
1,924		Series 2003-BC12, Class M1, VAR, 1.463%, 11/25/33	1,830
2,974		Series 2004-1, Class M1, VAR, 1.463%, 02/25/34	2,844
—	(h)	Series 2004-1, Class M2, VAR, 3.188%, 02/25/34	—	(h)
3,996		Series 2004-5, Class M3, VAR, 1.418%, 05/25/34	3,802
14,673		Series 2004-6, Class A3, VAR, 1.288%, 07/25/34	13,885
2,560		Series 2004-6, Class M1, VAR, 1.388%, 07/25/34	2,372
3,082		Series 2004-7, Class M1, VAR, 1.538%, 08/25/34	2,870
609		Series 2004-8, Class M2, VAR, 1.418%, 09/25/34	542

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
569	Series 2004-BNC1, Class A5, VAR, 1.728%, 09/25/34	520
3,227	Series 2005-HE2, Class M1, VAR, 1.208%, 07/25/35	3,070
5,922	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, VAR, 0.658%, 12/25/36	5,114
165	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1, VAR, 1.838%, 04/25/33	162
5,525	Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, SUB, 4.250%, 03/26/46 (e)	5,595
3,483	VOLT XLII LLC, Series 2016-NPL2, Class A1, SUB, 4.250%, 03/26/46 (e)	3,506
1,923	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	1,929
5,459	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	5,454
6,403	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, SUB, 3.500%, 07/25/46 (e)	6,396
8,262	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	8,242
4,664	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	4,640
3,235	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	3,218
5,051	VOLT XXXVI LLC, Series 2015-NP10, Class A1, SUB, 3.625%, 07/25/45 (e)	5,031
9,569	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	9,548
7,523	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	7,524
	Wells Fargo Home Equity Asset-Backed Securities Trust,
108	Series 2004-2, Class A21B, VAR, 1.328%, 10/25/34	106
1,192	Series 2004-2, Class M1, VAR, 1.388%, 10/25/34	1,139
1,842	Series 2004-2, Class M4, VAR, 2.288%, 10/25/34	1,718
887	Series 2004-2, Class M5, VAR, 2.363%, 10/25/34	843
290	Series 2004-2, Class M8A, VAR, 4.988%, 10/25/34 (e)	271
290	Series 2004-2, Class M8B, VAR, 5.000%, 10/25/34 (e)	257
	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
568	Series 2004-1, Class M2, VAR, 1.118%, 04/25/34	515

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
810	Series 2004-1, Class M4, VAR, 1.638%, 04/25/34	741

	Total Asset-Backed Securities (Cost $544,439)	557,825

Collateralized Mortgage Obligations — 3.4%
	Non-Agency CMO — 3.4%
	United States — 3.4%
	Adjustable Rate Mortgage Trust
6,140	Series 2004-2, Class 6A1, VAR, 2.912%, 02/25/35	6,078
6,703	Series 2004-4, Class 4A1, VAR, 2.909%, 03/25/35	6,648
2,567	Series 2005-2, Class 3A1, VAR, 3.091%, 06/25/35	2,434
	Alternative Loan Trust
32	Series 2004-4CB, Class 3A1, 5.000%, 04/25/34	32
1,497	Series 2004-12CB, Class 2A1, 6.000%, 06/25/34	1,534
93	Series 2004-16CB, Class 2A1, 5.000%, 08/25/19	94
573	Series 2004-27CB, Class A1, 6.000%, 12/25/34	572
850	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	854
155	Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	156
1,667	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	1,668
6,009	Series 2004-32CB, Class 2A5, 5.500%, 02/25/35	5,954
12,520	Series 2005-3CB, Class 1A13, 5.500%, 03/25/35	11,545
386	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	379
7,210	Series 2005-6CB, Class 1A4, 5.500%, 04/25/35	6,586
805	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	773
7,044	Series 2005-10CB, Class 1A5, 5.500%, 05/25/35	6,804
4,050	Series 2005-10CB, Class 1A8, 5.500%, 05/25/35	4,031
3,106	Series 2005-13CB, Class A4, 5.500%, 05/25/35	2,953
367	Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	334

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
6,966	Series 2005-21CB, Class A17, 6.000%, 06/25/35	6,712
1,566	Series 2005-21CB, Class A4, 5.250%, 06/25/35	1,448
3,609	Series 2005-23CB, Class A15, 5.500%, 07/25/35	3,409
73	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	73
1,429	Series 2005-64CB, Class 1A1, 5.500%, 12/25/35	1,329
3,616	Series 2005-64CB, Class 1A15, 5.500%, 12/25/35	3,363
1,183	Series 2005-85CB, Class 3A2, 5.250%, 02/25/21	1,138
778	Series 2005-86CB, Class A4, 5.500%, 02/25/36	663
394	Series 2005-J1, Class 3A1, 6.500%, 08/25/32	395
885	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	883
468	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	461
43	Series 2005-J7, Class 2A1, 6.000%, 10/25/17	43
626	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	609
654	Series 2005-J14, Class A3, 5.500%, 12/25/35	558
1,860	Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	1,704
1,131	Series 2006-19CB, Class A15, 6.000%, 08/25/36	1,004
513	Series 2006-25CB, Class A2, 6.000%, 10/25/36	441
323	Series 2006-J1, Class 1A13, 5.500%, 02/25/36	275
921	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	812
351	Series 2007-8CB, Class A9, 6.000%, 05/25/37	301
280	Series 2007-19, Class 1A8, 6.000%, 08/25/37	223
352	Series 2007-25, Class 2A1, 6.000%, 11/25/22	349
146	Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	122
473	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 2.929%, 06/25/45	469

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
	Banc of America Alternative Loan Trust
2,886	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	2,914
689	Series 2004-9, Class 4A1, 5.500%, 10/25/19	691
1,186	Series 2004-12, Class 4A1, 5.500%, 01/25/20	1,177
251	Series 2005-3, Class 2A1, 5.500%, 04/25/20	255
237	Series 2005-4, Class 3A1, 5.500%, 05/25/20	236
96	Series 2005-6, Class 5A4, 5.500%, 07/25/35	82
142	Series 2005-6, Class 7A1, 5.500%, 07/25/20	137
1,286	Series 2005-11, Class 4A5, 5.750%, 12/25/35	1,108
769	Series 2005-12, Class 5A1, 5.250%, 01/25/21	761
20	Series 2006-4, Class 2A1, 6.000%, 05/25/21	20
1,329	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,105
961	Series 2006-5, Class CB7, 6.000%, 06/25/46	850
	Banc of America Funding Trust
4,913	Series 2005-6, Class 1A2, 5.500%, 10/25/35	4,652
1,630	Series 2005-7, Class 4A7, 6.000%, 11/25/35	1,649
962	Series 2006-2, Class 2A20, 5.750%, 03/25/36	906
2,656	Series 2006-A, Class 1A1, VAR, 2.863%, 02/20/36	2,601
266	Series 2007-4, Class 8A1, 5.500%, 11/25/34	253
	Banc of America Mortgage Trust
1,525	Series 2004-A, Class 2A2, VAR, 2.949%, 02/25/34	1,445
666	Series 2007-3, Class 1A1, 6.000%, 09/25/37	602
607	Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1, VAR, 0.648%, 02/25/34	532
836	Bear Stearns ARM Trust, Series 2005-2, Class A2, VAR, 2.924%, 03/25/35	843
1,073	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, VAR, 1.158%, 10/25/34	507

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
474	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	429
	Chase Mortgage Finance Trust
2,012	Series 2006-S3, Class 1A2, 6.000%, 11/25/36	1,660
1,467	Series 2006-S4, Class A5, 6.000%, 12/25/36	1,208
15,442	Series 2007-A2, Class 3A1, VAR, 2.961%, 07/25/37	15,384
379	Series 2007-S2, Class 1A8, 6.000%, 03/25/37	326
	CHL Mortgage Pass-Through Trust
294	Series 2003-27, Class A1, VAR, 3.277%, 06/25/33	291
660	Series 2003-37, Class 2A1, VAR, 2.798%, 09/25/33	609
5,719	Series 2004-25, Class 2A1, VAR, 1.168%, 02/25/35	5,016
309	Series 2005-5, Class A2, 5.500%, 03/25/35	312
314	Series 2005-20, Class A7, 5.250%, 12/25/27	301
389	Series 2005-30, Class A5, 5.500%, 01/25/36	370
2,713	Series 2006-10, Class 1A16, 6.000%, 05/25/36	2,349
177	Series 2006-15, Class A1, 6.250%, 10/25/36	157
817	Series 2006-17, Class A2, 6.000%, 12/25/36	700
5,121	Series 2006-18, Class 2A4, 6.000%, 12/25/36	4,584
287	Series 2006-J2, Class 1A1, 6.000%, 04/25/36	257
285	Series 2007-2, Class A2, 6.000%, 03/25/37	249
2,403	Series 2007-3, Class A18, 6.000%, 04/25/37	2,086
262	Series 2007-10, Class A4, 5.500%, 07/25/37	207
661	Series 2007-13, Class A4, 6.000%, 08/25/37	604
993	Series 2007-18, Class 2A1, 6.500%, 11/25/37	784
1,517	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.000%, 05/25/37	1,480
1,070	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.730%, 10/25/35	1,054

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
	Citigroup Mortgage Loan Trust, Inc.
576	Series 2005-3, Class 2A2A, VAR, 2.949%, 08/25/35	566
1,349	Series 2005-4, Class A, VAR, 2.933%, 08/25/35	1,318
1,574	Series 2005-6, Class A1, VAR, 2.430%, 09/25/35	1,569
1,667	Series 2005-9, Class 2A2, 5.500%, 11/25/35	1,661
1,534	Series 2006-8, Class A3, VAR, 0.838%, 10/25/35 (e)	1,191
34	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	34
	Credit Suisse First Boston Mortgage Securities Corp.
586	Series 2003-29, Class 3A1, 5.500%, 12/25/33	602
7,757	Series 2004-4, Class 4A1, 5.500%, 08/25/34	7,986
229	Series 2004-8, Class 4A3, 5.500%, 12/25/34	233
1,492	Series 2004-AR5, Class 6A1, VAR, 2.931%, 06/25/34	1,497
2,653	Series 2005-2, Class 1A2, 5.250%, 01/25/28	2,656
475	Series 2005-4, Class 3A17, 5.500%, 06/25/35	477
3,421	Series 2005-10, Class 11A1, 5.500%, 11/25/20	3,178
85	Series 2005-10, Class 12A1, 5.250%, 11/25/20	77
651	Series 2005-10, Class 5A3, 5.500%, 11/25/35	589
	CSFB Mortgage-Backed Trust
1,108	Series 2004-AR4, Class 2A1, VAR, 2.968%, 05/25/34	1,096
5,745	Series 2004-AR4, Class 4A1, VAR, 3.018%, 05/25/34	5,742
3,385	Series 2004-AR6, Class 7A1, VAR, 2.999%, 10/25/34	3,399
	CSMC Mortgage-Backed Trust
121	Series 2006-8, Class 5A1, VAR, 5.753%, 10/25/26	106
1,137	Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,031
222	Series 2007-3, Class 4A5, 5.000%, 04/25/37	208

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
266	Series 2005-1, Class 2A1, VAR, 5.799%, 02/25/20	270
102	Series 2005-2, Class 2A1, VAR, 0.788%, 03/25/20	97
5,063	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.743%, 08/19/45	4,303
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
880	Series 2014-DN2, Class M3, VAR, 4.088%, 04/25/24	887
3,000	Series 2016-DNA3, Class M2, VAR, 2.488%, 12/25/28	3,030
	First Horizon Alternative Mortgage Securities Trust
196	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	192
991	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	990
	First Horizon Mortgage Pass-Through Trust
509	Series 2004-AR7, Class 4A1, VAR, 2.641%, 02/25/35	502
4,201	Series 2005-5, Class 1A6, 5.500%, 10/25/35	4,089
820	Series 2006-2, Class 1A3, 6.000%, 08/25/36	763
108	Series 2006-2, Class 1A7, 6.000%, 08/25/36	101
823	Series 2006-3, Class 1A13, 6.250%, 11/25/36	782
	GMACM Mortgage Loan Trust
1,194	Series 2004-AR2, Class 3A, VAR, 3.487%, 08/19/34	1,157
782	Series 2005-AR1, Class 3A, VAR, 3.290%, 03/18/35	761
1,782	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	1,461
	GSR Mortgage Loan Trust
446	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	458
553	Series 2005-1F, Class 2A3, 6.000%, 02/25/35	561
257	Series 2005-AR3, Class 6A1, VAR, 3.083%, 05/25/35	238
5,700	Series 2005-AR4, Class 3A5, VAR, 3.005%, 07/25/35	5,275

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
1,620	Series 2006-1F, Class 2A16, 6.000%, 02/25/36	1,454
2,624	Series 2006-1F, Class 2A9, 6.000%, 02/25/36	2,349
553	Series 2006-9F, Class 8A1, 5.500%, 08/25/21	510
893	Series 2007-1F, Class 3A13, 6.000%, 01/25/37	841
514	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.793%, 08/19/45	475
	Impac CMB Trust
1,802	Series 2004-5, Class 1A1, VAR, 1.208%, 10/25/34	1,721
656	Series 2004-5, Class 1M2, VAR, 1.358%, 10/25/34	600
3,812	Series 2004-6, Class 1A2, VAR, 1.268%, 10/25/34	3,503
1,410	Series 2004-7, Class 1A2, VAR, 1.408%, 11/25/34	1,302
5,765	Series 2004-9, Class 1A1, VAR, 1.248%, 01/25/35	5,226
1,247	Series 2004-10, Class 2A, VAR, 1.128%, 03/25/35	1,065
2,365	Series 2004-10, Class 3A1, VAR, 1.188%, 03/25/35	2,128
819	Series 2005-1, Class 1A1, VAR, 1.008%, 04/25/35	737
1,111	Series 2005-1, Class 1A2, VAR, 1.108%, 04/25/35	967
1,077	Series 2005-2, Class 1A2, VAR, 1.108%, 04/25/35	932
885	Series 2005-4, Class 1A1A, VAR, 1.028%, 05/25/35	796
490	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A4, 3.750%, 08/25/33	458
	IndyMac INDX Mortgage Loan Trust
748	Series 2005-AR3, Class 3A1, VAR, 2.882%, 04/25/35	721
1,959	Series 2005-AR14, Class 2A1A, VAR, 0.788%, 07/25/35	1,681
	JP Morgan Mortgage Trust
345	Series 2004-A6, Class 1A1, VAR, 2.832%, 12/25/34	338
985	Series 2005-A3, Class 6A6, VAR, 3.033%, 06/25/35	958
404	Series 2005-A8, Class 1A1, VAR, 2.661%, 11/25/35	380

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
243	Series 2006-S2, Class 2A1, 5.000%, 06/25/21	227
145	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	144
792	Series 2007-A1, Class 2A2, VAR, 2.718%, 07/25/35	773
126	Series 2007-S3, Class 2A3, 6.000%, 08/25/22	125
2,061	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,809
	Lehman XS Trust
11,888	Series 2005-5N, Class 3A1A, VAR, 0.788%, 11/25/35	10,152
8,096	Series 2005-7N, Class 1A1A, VAR, 0.758%, 12/25/35	7,016
	MASTR Alternative Loan Trust
826	Series 2004-8, Class 1A1, 6.500%, 09/25/34	865
2,486	Series 2004-12, Class 3A1, 6.000%, 12/25/34	2,587
810	Series 2005-3, Class 1A1, 5.500%, 04/25/35	807
444	Series 2005-5, Class 3A1, 5.750%, 08/25/35	384
1,361	Series 2005-6, Class 1A2, 5.500%, 12/25/35	1,203
1,243	Series 2006-3, Class 3A1, 5.500%, 06/25/21	1,168
	Merrill Lynch Mortgage Investors Trust
272	Series 2005-1, Class 2A1, VAR, 2.554%, 04/25/35	264
861	Series 2005-1, Class 2A2, VAR, 2.554%, 04/25/35	832
540	Series 2006-AF2, Class AF2, 6.250%, 10/25/36	444
	Morgan Stanley Mortgage Loan Trust
726	Series 2004-8AR, Class 4A1, VAR, 2.772%, 10/25/34	712
1,189	Series 2004-9, Class 1A, VAR, 5.427%, 11/25/34	1,216
173	Series 2005-4, Class 1A, 5.000%, 08/25/35	174
2,047	Series 2006-2, Class 1A, 5.250%, 02/25/21	1,962
	MortgageIT Trust
7,570	Series 2005-3, Class A1, VAR, 0.788%, 08/25/35	7,124
1,038	Series 2005-5, Class A1, VAR, 0.748%, 12/25/35	930

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
139	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, SUB, 5.159%, 03/25/35	140
3,784	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, VAR, 0.768%, 12/25/35	3,290
	Opteum Mortgage Acceptance Corp. Trust
997	Series 2005-4, Class 1A2, VAR, 0.878%, 11/25/35	909
1,386	Series 2006-1, Class 1AC1, VAR, 0.788%, 04/25/36	1,204
1,142	Series 2006-1, Class 1APT, VAR, 0.698%, 04/25/36	946
2,192	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.842%, 05/25/35	2,110
	RALI Trust
74	Series 2003-QS20, Class CB, 5.000%, 11/25/18	75
3,192	Series 2004-QA3, Class CB2, VAR, 3.801%, 08/25/34	3,220
535	Series 2004-QS15, Class A2, VAR, 0.888%, 11/25/34	518
3,134	Series 2005-QA5, Class A2, VAR, 4.308%, 04/25/35	2,879
203	Series 2005-QS2, Class A1, 5.500%, 02/25/35	201
3,710	Series 2005-QS6, Class A1, 5.000%, 05/25/35	3,444
1,789	Series 2005-QS17, Class A3, 6.000%, 12/25/35	1,548
3,457	Series 2006-QS4, Class A2, 6.000%, 04/25/36	2,875
121	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	115
	Residential Asset Securitization Trust
281	Series 2004-A6, Class A1, 5.000%, 08/25/19	281
247	Series 2004-A8, Class A1, 5.250%, 11/25/34	247
5,361	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,842
3,198	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	2,999
240	Series 2005-A14, Class A1, 5.500%, 12/25/35	212

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	RFMSI Trust
658	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	660
247	Series 2005-S7, Class A6, 5.500%, 11/25/35	245
1,442	Series 2005-SA1, Class 3A, VAR, 2.669%, 03/25/35	1,379
202	Series 2006-S10, Class 2A1, 5.500%, 10/25/21	201
81	Series 2006-S12, Class 2A2, 6.000%, 12/25/36	77
1,878	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, VAR, 0.687%, 07/20/36	1,696
	Structured Adjustable Rate Mortgage Loan Trust
1,611	Series 2004-16, Class 5A2, VAR, 2.893%, 11/25/34	1,605
690	Series 2005-17, Class 4A3, VAR, 3.012%, 08/25/35	675
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
990	Series 2003-35, Class B1, VAR, 5.476%, 12/25/33	831
8,157	Series 2004-10, Class 1A1, VAR, 5.416%, 06/25/34	8,309
	Structured Asset Securities Corp. Trust
594	Series 2005-6, Class 2A3, 5.500%, 05/25/35	605
332	Series 2005-6, Class 5A2, 5.000%, 05/25/35	335
	WaMu Mortgage Pass-Through Certificates Trust
2,170	Series 2004-AR10, Class A1B, VAR, 0.908%, 07/25/44	2,060
2,719	Series 2004-AR11, Class A, VAR, 2.642%, 10/25/34	2,734
7,869	Series 2005-AR5, Class A6, VAR, 2.714%, 05/25/35	7,792
496	Series 2005-AR7, Class A3, VAR, 2.725%, 08/25/35	486
4,149	Series 2005-AR14, Class 1A3, VAR, 2.543%, 12/25/35	3,981
2,767	Series 2005-AR14, Class 1A4, VAR, 2.543%, 12/25/35	2,664
81	Series 2005-AR15, Class A1A1, VAR, 0.748%, 11/25/45	75
1,527	Series 2005-AR16, Class 1A1, VAR, 2.577%, 12/25/35	1,425
188	Series 2005-AR18, Class 1A3A, VAR, 2.514%, 01/25/36	186

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
725	Series 2006-AR2, Class 1A1, VAR, 2.517%, 03/25/36	670
1,339	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	1,261
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2,226	Series 2005-1, Class 1A3, 5.500%, 03/25/35	2,124
1,127	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,045
1,769	Series 2005-10, Class 4CB1, 5.750%, 12/25/35	1,663
381	Series 2006-5, Class 2CB5, 6.500%, 07/25/36	322
2,153	Series 2007-1, Class 2A1, 6.000%, 01/25/22	2,058
	Wells Fargo Mortgage-Backed Securities Trust
999	Series 2004-BB, Class A5, VAR, 2.851%, 01/25/35	1,003
9,685	Series 2004-DD, Class 1A1, VAR, 2.835%, 01/25/35	9,628
1,222	Series 2004-DD, Class 2A6, VAR, 2.834%, 01/25/35	1,214
5,184	Series 2004-M, Class A1, VAR, 2.969%, 08/25/34	5,293
6,802	Series 2004-N, Class A6, VAR, 3.003%, 08/25/34	6,786
6,459	Series 2004-N, Class A7, VAR, 3.003%, 08/25/34	6,443
732	Series 2004-Q, Class 1A2, VAR, 2.774%, 09/25/34	738
222	Series 2005-AR2, Class 2A2, VAR, 2.871%, 03/25/35	224
757	Series 2005-AR3, Class 2A1, VAR, 2.994%, 03/25/35	762
581	Series 2005-AR4, Class 2A2, VAR, 2.981%, 04/25/35	580
2,717	Series 2005-AR5, Class 1A1, VAR, 3.049%, 04/25/35	2,696
258	Series 2005-AR7, Class 2A1, VAR, 3.087%, 05/25/35	255
5,119	Series 2005-AR8, Class 1A1, VAR, 3.009%, 06/25/35	5,183
3,400	Series 2005-AR10, Class 1A1, VAR, 2.919%, 06/25/35	3,453
676	Series 2005-AR11, Class 1A1, VAR, 2.779%, 06/25/35	669

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
947	Series 2005-AR15, Class 1A6, VAR, 2.767%, 09/25/35	893
3,454	Series 2005-AR16, Class 6A3, VAR, 2.994%, 10/25/35	3,481
417	Series 2005-AR16, Class 7A1, VAR, 2.758%, 10/25/35	404
1,561	Series 2006-4, Class 1A9, 5.750%, 04/25/36	1,590
2,800	Series 2006-AR2, Class 2A1, VAR, 2.866%, 03/25/36	2,750
494	Series 2006-AR2, Class 2A3, VAR, 2.866%, 03/25/36	484
3,210	Series 2006-AR6, Class 5A1, VAR, 2.931%, 03/25/36	3,188
594	Series 2006-AR19, Class A3, VAR, 5.554%, 12/25/36	554
473	Series 2007-2, Class 1A13, 6.000%, 03/25/37	463
913	Series 2007-15, Class A1, 6.000%, 11/25/37	904

	Total Collateralized Mortgage Obligations (Cost $419,251)	420,006

Commercial Mortgage-Backed Securities — 1.4%
	United States — 1.4%
	Banc of America Commercial Mortgage Trust,
785	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	784
3,270	Series 2006-2, Class B, VAR, 5.762%, 05/10/45	3,266
2,350	Series 2007-3, Class AJ, VAR, 5.543%, 06/10/49	2,358
5,000	Series 2007-3, Class B, VAR, 5.543%, 06/10/49	4,957
	Bear Stearns Commercial Mortgage Securities Trust,
3,986	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	3,982
7,165	Series 2006-PW13, Class C, VAR, 5.680%, 09/11/41 (e)	6,845
7,080	Series 2007-PW16, Class AJ, VAR, 5.720%, 06/11/40	6,890
5,790	Series 2007-PW17, Class AJ, VAR, 5.874%, 06/11/50	5,687
5,769	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.275%, 07/15/44	5,764

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States — continued
	CD Mortgage Trust,
2,400	Series 2007-CD5, Class B, VAR, 6.115%, 11/15/44	2,483
3,159	Series 2007-CD5, Class D, VAR, 6.115%, 11/15/44 (e)	3,215
	COMM Mortgage Trust,
4,585	Series 2006-C8, Class AJ, 5.377%, 12/10/46	4,450
5,400	Series 2015-CR23, Class CMC, VAR, 3.685%, 05/10/48 (e)	5,319
2,275	Commercial Mortgage Trust, Series 2007-GG11, Class AJ, VAR, 6.032%, 12/10/49	2,282
1,881	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	1,879
4,150	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	3,316
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class E, VAR, 4.981%, 07/15/42	1,492
1,000	Series 2006-LDP8, Class AJ, VAR, 5.480%, 05/15/45	999
4,900	Series 2006-LDP8, Class D, VAR, 5.618%, 05/15/45	4,503
6,350	Series 2007-LD11, Class AM, VAR, 5.742%, 06/15/49	6,392
5,000	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	4,838
2,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.918%, 07/15/44	1,968
	LB-UBS Commercial Mortgage Trust,
6,500	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	6,057
2,410	Series 2006-C6, Class B, VAR, 5.472%, 09/15/39	2,147
4,800	Series 2007-C1, Class AJ, 5.484%, 02/15/40	4,820
1,240	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	1,225
9,200	Series 2007-C6, Class AJ, VAR, 6.119%, 07/15/40	9,132
2,400	ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, VAR, 5.485%, 07/12/46	2,389
	Morgan Stanley Capital I Trust,
140	Series 2005-HQ7, Class C, VAR, 5.198%, 11/14/42	140

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
688	Series 2006-HQ8, Class AJ, VAR, 5.420%, 03/12/44	687
3,480	Series 2006-HQ8, Class C, VAR, 5.420%, 03/12/44	3,332
1,000	Series 2006-HQ8, Class D, VAR, 5.420%, 03/12/44	808
3,584	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	3,577
6,890	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	6,844
7,725	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	7,590
2,922	Series 2007-HQ11, Class B, VAR, 5.538%, 02/12/44	2,717
3,255	Series 2007-HQ12, Class B, VAR, 5.722%, 04/12/49	3,258
	Wachovia Bank Commercial Mortgage Trust,
493	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	492
5,900	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	5,808
7,275	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	7,294
1,200	Series 2007-C31, Class C, VAR, 5.650%, 04/15/47	1,141
2,075	Series 2007-C33, Class AJ, VAR, 5.948%, 02/15/51	2,056
2,650	Series 2007-C33, Class B, VAR, 5.948%, 02/15/51	2,546
6,313	Series 2007-C33, Class C, VAR, 5.948%, 02/15/51	5,844
2,500	Series 2007-C34, Class AJ, VAR, 5.943%, 05/15/46	2,473
1,500	Series 2007-C34, Class B, VAR, 6.018%, 05/15/46	1,476

	Total Commercial Mortgage-Backed Securities (Cost $174,400)	167,522

SHARES
Common Stocks — 32.3%
	Australia — 0.9%
1,116	Dexus Property Group	8,284
1,421	Goodman Group	8,150
7,267	Mirvac Group	12,158
4,354	Scentre Group	17,550
1,563	Suncorp Group Ltd.	15,953

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Australia — continued
1,924	Transurban Group	18,385
3,371	Westfield Corp.	27,400

		107,880

	Belgium — 0.2%
196	Anheuser-Busch InBev S.A./N.V.	25,351
26	Warehouses De Pauw CVA	2,714

		28,065

	Bermuda — 0.0% (g)
32	Validus Holdings Ltd.	1,594

	Brazil — 0.3%
2,031	AMBEV S.A., ADR	11,738
327	Banco do Brasil S.A.	2,126
1,014	BB Seguridade Participacoes S.A.	9,467
610	Engie Brasil Energia S.A.	8,035

		31,366

	Canada — 0.3%
369	Allied Properties Real Estate Investment Trust	11,196
241	Canadian Apartment Properties REIT	6,020
135	RioCan Real Estate Investment Trust	2,996
368	TransCanada Corp.	17,084

		37,296

	Chile — 0.1%
471	Banco Santander Chile, ADR	9,697

	China — 0.1%
513	Fuyao Glass Industry Group Co., Ltd., Class A	1,268
2,854	Fuyao Glass Industry Group Co., Ltd., Class H (e)	7,228

		8,496

	Czech Republic — 0.3%
258	Komercni Banka A.S.	10,179
6,649	Moneta Money Bank A.S. (a) (e)	20,505

		30,684

	Denmark — 0.3%
1,113	Danske Bank A/S	30,275
47	Pandora A/S	6,133

		36,408

	Finland — 0.7%
148	Elisa OYJ	5,358
294	Fortum OYJ	4,880
144	Kone OYJ, Class B	7,319
170	Metso OYJ	4,729
1,224	Nokia OYJ	7,060

SHARES	SECURITY DESCRIPTION	VALUE
	Finland — continued
153	Nokian Renkaat OYJ	5,695
103	Orion OYJ, Class B	4,220
710	Stora Enso OYJ, Class R	6,449
1,863	UPM-Kymmene OYJ	38,421

		84,131

	France — 1.8%
419	AXA S.A.	8,527
209	BNP Paribas S.A.	10,375
144	Bouygues S.A.	4,272
317	Cie Generale des Etablissements Michelin	32,354
347	CNP Assurances	5,299
209	Edenred	4,734
42	Fonciere Des Regions	3,932
41	Gecina S.A.	6,275
376	Klepierre	18,050
514	Orange S.A.	7,892
59	Renault S.A.	5,125
183	SCOR SE	5,355
213	Societe Generale S.A.	7,261
110	Technip S.A.	6,157
323	TOTAL S.A.	15,535
229	Unibail-Rodamco SE	62,966
288	Veolia Environnement S.A.	6,382
315	Vivendi S.A.	6,191

		216,682

	Germany — 0.9%
213	Allianz SE	30,483
561	alstria office REIT-AG (a)	7,813
141	BASF SE	11,094
535	Deutsche Telekom AG	9,105
193	Deutsche Wohnen AG	7,226
725	E.ON SE	7,770
51	Hannover Rueck SE	5,208
105	ProSiebenSat.1 Media SE	4,790
253	Siemens AG	27,438

		110,927

	Hong Kong — 0.5%
966	China Mobile Ltd.	11,963
4,446	China Resources Power Holdings Co., Ltd.	7,105
403	Hang Seng Bank Ltd.	7,211
4,276	HKT Trust & HKT Ltd.	6,757
948	Hongkong Land Holdings Ltd.	6,084
976	Link REIT	7,292
2,125	New World Development Co., Ltd.	2,476

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Hong Kong — continued
1,979	Sands China Ltd.	7,573
244	VTech Holdings Ltd.	2,653

		59,114

	Hungary — 0.1%
245	OTP Bank plc	5,970

	India — 0.1%
1,167	Coal India Ltd.	5,731
2,248	ITC Ltd.	8,502

		14,233

	Indonesia — 0.0% (g)
14,019	Telekomunikasi Indonesia Persero Tbk PT	4,563

	Ireland — 0.4%
328	Accenture plc, Class A	36,949
47	Paddy Power Betfair plc	5,519

		42,468

	Italy — 0.3%
433	Assicurazioni Generali S.p.A.	5,703
577	Atlantia S.p.A.	14,440
581	Enel S.p.A.	2,674
481	Eni S.p.A.	7,378
1,128	Snam S.p.A.	6,530
805	Terna Rete Elettrica Nazionale S.p.A.	4,386

		41,111

	Japan — 1.0%
527	Daiwa House Industry Co., Ltd.	14,772
6	Japan Hotel REIT Investment Corp.	5,411
1	Japan Real Estate Investment Corp.	6,674
2	Japan Retail Fund Investment Corp.	4,065
507	Japan Tobacco, Inc.	19,777
3,286	Mitsubishi UFJ Financial Group, Inc.	16,615
7	Nippon Prologis REIT, Inc.	17,405
600	Nippon Telegraph & Telephone Corp.	28,507
4	Orix JREIT, Inc.	6,712

		119,938

	Luxembourg — 0.1%
53	Millicom International Cellular S.A., SDR	2,833
64	RTL Group S.A.	5,419

		8,252

	Mexico — 0.1%
1,866	Bolsa Mexicana de Valores S.A.B. de C.V.	3,305
4,339	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	9,814

		13,119

SHARES	SECURITY DESCRIPTION	VALUE
	Netherlands — 0.9%
61	Eurocommercial Properties N.V., CVA	2,700
337	Koninklijke Ahold Delhaize N.V.	8,050
1,628	Koninklijke KPN N.V.	5,354
690	NN Group N.V.	18,621
1,570	Royal Dutch Shell plc, Class A	40,899
967	Royal Dutch Shell plc, Class B	25,724
164	Vastned Retail N.V.	6,888

		108,236

	Norway — 0.2%
342	Gjensidige Forsikring ASA	5,775
273	Marine Harvest ASA (a)	4,648
496	Orkla ASA	4,615
327	Statoil ASA	5,193
131	Yara International ASA	4,275

		24,506

	Poland — 0.0% (g)
639	Powszechny Zaklad Ubezpieczen S.A.	4,625

	Portugal — 0.1%
1,901	EDP - Energias de Portugal S.A.	6,522
319	Galp Energia SGPS S.A.	4,363

		10,885

	Russia — 0.2%
160	Lukoil PJSC, ADR	6,904
210	MegaFon PJSC, Reg. S, GDR	2,079
242	MMC Norilsk Nickel PJSC, ADR	3,540
356	Mobile TeleSystems PJSC, ADR	3,165
4,210	Moscow Exchange MICEX-RTS PJSC	7,228
168	PhosAgro PJSC, Reg. S, GDR	2,320
174	Severstal PJSC, Reg. S, GDR	2,063

		27,299

	Singapore — 0.0% (g)
992	Ascendas Real Estate Investment Trust	1,819
1,584	CapitaLand Commercial Trust	1,783
4,038	Hutchison Port Holdings Trust, Class U	1,921

		5,523

	South Africa — 0.4%
956	AVI Ltd.	6,176
728	Barclays Africa Group Ltd.	8,048
366	Bid Corp. Ltd. (a)	6,829
366	Bidvest Group Ltd. (The)	4,207
2,483	FirstRand Ltd.	8,689
2,693	Life Healthcare Group Holdings Ltd.	7,327
2,538	MMI Holdings Ltd.	4,234
473	Vodacom Group Ltd.	5,482

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	South Africa — continued

		50,992

	South Korea — 0.2%
79	Kangwon Land, Inc.	2,881
83	KT&G Corp.	8,938
5	Samsung Electronics Co., Ltd.	6,549
266	SK Telecom Co., Ltd., ADR	6,096

		24,464

	Spain — 0.6%
365	Abertis Infraestructuras S.A.	5,740
193	ACS Actividades de Construccion y Servicios S.A.	5,547
35	Aena S.A. (e)	5,043
1,992	Banco Santander S.A.	8,455
188	Enagas S.A.	5,732
297	Endesa S.A.	6,230
224	Ferrovial S.A.	4,638
220	Gas Natural SDG S.A.	4,550
34	Iberdrola S.A. (a)	234
1,335	Iberdrola S.A.	9,172
275	Red Electrica Corp. S.A.	6,294
417	Repsol S.A.	5,280
844	Telefonica S.A.	8,263

		75,178

	Sweden — 0.1%
163	ICA Gruppen AB	5,455
270	Skanska AB, Class B	5,735
1,054	Telia Co. AB	4,811

		16,001

	Switzerland — 0.6%
2	Banque Cantonale Vaudoise	1,612
19	Cembra Money Bank AG (a)	1,384
77	Chubb Ltd.	9,629
84	Roche Holding AG	21,326
253	Swiss Re AG	21,206
335	Wolseley plc	18,660

		73,817

	Taiwan — 0.7%
383	Asustek Computer, Inc.	3,332
2,776	Cheng Shin Rubber Industry Co., Ltd.	5,795
829	Chicony Electronics Co., Ltd.	2,051
1,777	Delta Electronics, Inc.	9,375
1,514	Far EasTone Telecommunications Co., Ltd.	3,481
590	MediaTek, Inc.	4,505
1,371	Novatek Microelectronics Corp.	4,818

SHARES	SECURITY DESCRIPTION	VALUE
	Taiwan — continued
970	President Chain Store Corp.	7,881
3,530	Quanta Computer, Inc. (a)	7,189
3,221	Siliconware Precision Industries Co., Ltd.	4,848
156	Simplo Technology Co., Ltd.	551
2,402	Taiwan Mobile Co., Ltd.	8,282
124	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,439
439	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,191
5,816	Vanguard International Semiconductor Corp.	10,547

		88,285

	Thailand — 0.1%
291	Siam Cement PCL (The)	4,294
119	Siam Cement PCL (The), NVDR	1,744

		6,038

	Turkey — 0.1%
317	Eregli Demir ve Celik Fabrikalari TAS	482
891	Tofas Turk Otomobil Fabrikasi A.S.	7,059

		7,541

	United Arab Emirates — 0.0% (g)
1,683	First Gulf Bank PJSC	5,533

	United Kingdom — 3.8%
217	Admiral Group plc	6,207
506	Amec Foster Wheeler plc	2,993
146	AstraZeneca plc	9,771
6,377	BAE Systems plc	45,026
2,461	BP plc	13,922
265	British American Tobacco plc	16,885
1,852	British Land Co. plc (The)	16,439
1,276	BT Group plc	6,971
1,808	Centrica plc	5,766
374	Diageo plc	10,709
6,404	Direct Line Insurance Group plc	29,632
3,492	GlaxoSmithKline plc	77,983
191	Imperial Brands plc	10,062
386	Inmarsat plc	3,993
118	InterContinental Hotels Group plc	4,713
1,514	J Sainsbury plc	4,493
947	Kingfisher plc	4,205
822	Meggitt plc	4,762
725	National Grid plc	10,391
2,474	Old Mutual plc	6,884
370	Pearson plc	4,328

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United Kingdom — continued
1,067	Persimmon plc	23,829
299	Rio Tinto plc	9,700
806	Royal Mail plc	5,438
1,856	Safestore Holdings plc	9,097
1,918	Segro plc	11,239
190	Severn Trent plc	6,144
461	Sky plc	5,619
342	SSE plc	6,872
611	Tate & Lyle plc	5,850
293	Unilever plc	13,719
453	United Utilities Group plc	6,089
13,030	Vodafone Group plc	39,584
1,334	WPP plc	29,932

		469,247

	United States — 15.8%
84	3M Co.	14,966
38	AbbVie, Inc.	2,521
810	Altria Group, Inc.	54,835
232	American Campus Communities, Inc.	12,555
86	Analog Devices, Inc.	5,498
224	Apartment Investment & Management Co., Class A	10,313
46	Arthur J. Gallagher & Co.	2,281
753	AT&T, Inc.	32,613
86	Automatic Data Processing, Inc.	7,683
368	AvalonBay Communities, Inc.	68,407
425	Bank of America Corp.	6,154
253	BB&T Corp.	9,337
79	Boston Properties, Inc.	11,240
443	Brandywine Realty Trust	7,467
420	Bristol-Myers Squibb Co.	31,398
111	Camden Property Trust	9,904
98	Chevron Corp.	10,073
109	Cincinnati Financial Corp.	8,108
78	Cinemark Holdings, Inc.	2,949
608	CME Group, Inc.	62,158
193	CMS Energy Corp.	8,725
196	Coca-Cola Co. (The)	8,555
1,010	Comcast Corp., Class A	67,914
247	ConocoPhillips	10,078
1	Constar International, Inc., Class A (a)	—
23	Cullen/Frost Bankers, Inc.	1,575
382	DDR Corp.	7,541
84	Digital Realty Trust, Inc.	8,805

SHARES		SECURITY DESCRIPTION	VALUE
		United States — continued
142		Douglas Emmett, Inc.	5,405
74		Dr. Pepper Snapple Group, Inc.	7,243
22		DTE Energy Co.	2,124
472		Duke Realty Corp.	13,601
3		Dynegy, Inc. (a)	38
337		E.I. du Pont de Nemours & Co.	23,306
80		Edison International	6,176
160		Eli Lilly & Co.	13,248
263		Equity One, Inc.	8,745
138		Extra Space Storage, Inc.	11,843
217		Exxon Mobil Corp.	19,316
127		Fidelity National Information Services, Inc.	10,078
998		General Motors Co.	31,473
38		Gilead Sciences, Inc.	3,052
893		HCP, Inc.	35,023
189		Highwoods Properties, Inc.	10,552
460		Home Depot, Inc. (The)	63,627
143		Honeywell International, Inc.	16,663
137		Illinois Tool Works, Inc.	15,820
602		Johnson & Johnson	75,399
81		Kilroy Realty Corp.	5,922
57		Kimberly-Clark Corp.	7,325
1,167		Kimco Realty Corp.	37,476
533		KLA-Tencor Corp.	40,348
152		L Brands, Inc.	11,232
740		LaSalle Hotel Properties	20,396
490		Liberty Property Trust	20,259
39		M&T Bank Corp.	4,473
259		Macerich Co. (The)	23,108
351		Merck & Co., Inc.	20,586
743		MetLife, Inc.	31,762
1,485		Microsoft Corp.	84,178
274		Mondelez International, Inc., Class A	12,045
590		Morgan Stanley	16,952
177		National Health Investors, Inc.	13,928
288		National Retail Properties, Inc.	15,300
3		Nebraska Book Holdings, Inc. (a)	1
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B (a) (e)	119
214		NextEra Energy, Inc.	27,390
178		NII Holdings, Inc. (a)	540
253		NiSource, Inc.	6,497
135		Northern Trust Corp.	9,156
1,019		Occidental Petroleum Corp.	76,151

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — continued
		United States — continued
	541	Omega Healthcare Investors, Inc.	18,663
	44	PepsiCo, Inc.	4,792
	1,649	Pfizer, Inc.	60,818
	183	Philip Morris International, Inc.	18,384
	146	PNC Financial Services Group, Inc. (The)	12,064
	60	PPG Industries, Inc.	6,233
	130	Procter & Gamble Co. (The)	11,094
	550	Prologis, Inc.	29,983
	66	Public Storage	15,816
	260	Regency Centers Corp.	22,058
	248	Simon Property Group, Inc.	56,377
	195	SL Green Realty Corp.	22,979
	23	Snap-on, Inc.	3,608
	1,944	Spirit Realty Capital, Inc.	26,579
	589	STORE Capital Corp.	18,380
	133	T. Rowe Price Group, Inc.	9,413
	415	Texas Instruments, Inc.	28,965
	134	Time Warner, Inc.	10,294
	175	Travelers Cos., Inc. (The)	20,289
	383	U.S. Bancorp	16,143
	131	United Technologies Corp.	14,093
	230	UnitedHealth Group, Inc.	32,937
	75	Ventas, Inc.	5,709
	325	Verizon Communications, Inc.	18,008
	139	VF Corp.	8,678
	90	Vornado Realty Trust	9,661
	1,453	Wells Fargo & Co.	69,698
	176	Welltower, Inc.	13,952
	172	Xcel Energy, Inc.	7,585

			1,934,782

		Total Common Stocks (Cost $3,419,444)	3,944,946

PRINCIPAL AMOUNT/UNITS
	Convertible Bonds — 0.7%
		Austria — 0.0% (g)
EUR	163 Units	IMMOFINANZ AG, 4.250%, 03/08/18	800
		Steinhoff Finance Holdings GmbH,
EUR	400	1.250%, 08/11/22	462
EUR	1,800	1.250%, 10/21/23	2,034

			3,296

		Bermuda — 0.0% (g)
	400	Jazz Investments I Ltd., 1.875%, 08/15/21	437

PRINCIPAL AMOUNT/UNITS		SECURITY DESCRIPTION	VALUE
		Bermuda — continued
	1,340	Weatherford International Ltd., 5.875%, 07/01/21	1,489

			1,926

		Cayman Islands — 0.1%
HKD	2,000	ASM Pacific Technology Ltd., 2.000%, 03/28/19	259
	1,600	China Overseas Finance Investment Cayman V Ltd., Zero Coupon, 01/05/23	1,650
	815	Ctrip.com International Ltd., 1.990%, 07/01/25	919
HKD	8,000	Kingsoft Corp., Ltd., 1.250%, 04/11/19	1,015
	500	TPK Holding Co., Ltd., Reg. S, Zero Coupon, 04/08/20	446
	940	Vipshop Holdings Ltd., 1.500%, 03/15/19	974
	667	YY, Inc., 2.250%, 04/01/19	655
	600	Zhen Ding Technology Holding Ltd., Zero Coupon, 06/26/19	594

			6,512

		France — 0.0% (g)
EUR	355 Units	Rallye S.A., 1.000%, 10/02/20	384
	1,200	TOTAL S.A., 0.500%, 12/02/22	1,219

			1,603

		Germany — 0.0% (g)
EUR	800	Rocket Internet SE, 3.000%, 07/22/22	749

		Hong Kong — 0.0% (g)
	600	Baosteel Hong Kong Investment Co. Ltd., Zero Coupon, 12/01/18	573

		Japan — 0.0% (g)
	500	Joyo Bank Ltd. (The), Zero Coupon, 04/24/19	483
	500	Yamaguchi Financial Group, Inc., VAR, 0.140%, 03/26/20	491

			974

		Luxembourg — 0.0% (g)
EUR	400	OHL Investments S.A., Reg. S, 4.000%, 04/25/18	418
	2,200	Subsea 7 S.A., Reg. S, 1.000%, 10/05/17	2,141

			2,559

		Malaysia — 0.0% (g)
	400	Cahaya Capital Ltd., Zero Coupon, 09/18/21	395

		Netherlands — 0.1%
EUR	1,700	America Movil B.V., 5.500%, 09/17/18	1,726
EUR	600	Amorim Energia B.V., Reg. S, 3.375%, 06/03/18	682

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT/UNITS		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — continued
		Netherlands — continued
	500	Brenntag Finance B.V., 1.875%, 12/02/22	525
	3 Units	Fiat Chrysler Automobiles N.V., 7.875%, 12/15/16	1,589
	1,400	STMicroelectronics N.V., 1.000%, 07/03/21	1,377
	1,481	Yandex N.V., 1.125%, 12/15/18	1,373

			7,272

		Singapore — 0.0% (g)
		CapitaLand Ltd.,
SGD	2,750	Reg. S, 1.850%, 06/19/20	1,965
SGD	750	Reg. S, 1.950%, 10/17/23	558

			2,523

		Spain — 0.1%
EUR	1,000	International Consolidated Airlines Group S.A., 0.625%, 11/17/22	987
EUR	1,700	Telefonica Participaciones SAU, 4.900%, 09/25/17	1,609
EUR	3,500	Telefonica S.A., Reg. S, 6.000%, 07/24/17	3,469

			6,065

		United Arab Emirates — 0.0% (g)
		Aabar Investments PJSC,
EUR	2,000	0.500%, 03/27/20	1,653
EUR	1,500	1.000%, 03/27/22	1,150
	1,400	DP World Ltd., Reg. S, 1.750%, 06/19/24	1,372
	400	National Bank of Abu Dhabi PJSC, 1.000%, 03/12/18	399

			4,574

		United Kingdom — 0.1%
GBP	800	Balfour Beatty Finance No.2 Ltd., Reg. S, 1.875%, 12/03/18	1,003
	300	Brait SE, 2.750%, 09/18/20	411
GBP	1,300	British Land White 2015 Ltd., Zero Coupon, 06/09/20	1,610
GBP	400	Remgro Jersey GBP Ltd., 2.625%, 03/22/21	595
HKD	8,000	Shine Power International Ltd., Zero Coupon, 07/28/19	1,022
GBP	2,800	Vodafone Group plc, 2.000%, 02/25/19	4,127

			8,768

		United States — 0.3%
	398	Akamai Technologies, Inc., Zero Coupon, 02/15/19	387
		Ares Capital Corp.,
	1,466	4.750%, 01/15/18	1,523
	711	4.875%, 03/15/17	722
	369	Blackhawk Network Holdings, Inc., 1.500%, 01/15/22 (e)	376

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — continued
	395	Brocade Communications Systems, Inc., 1.375%, 01/01/20	389
	807	Cheniere Energy, Inc., 4.250%, 03/15/45	484
	977	Cobalt International Energy, Inc., 3.125%, 05/15/24	391
	826	Colony Capital, Inc., 3.875%, 01/15/21	804
	718	Extra Space Storage LP, 3.125%, 10/01/35 (e)	790
	1,870	FireEye, Inc., Series B, 1.625%, 06/01/35	1,707
	325	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	322
	533	Impax Laboratories, Inc., 2.000%, 06/15/22	489
		Intel Corp.,
	2,863	2.950%, 12/15/35	3,760
	1,490	3.250%, 08/01/39	2,545
	299	Intercept Pharmaceuticals, Inc., 3.250%, 07/01/23	337
	456	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/21	357
	1,384	Liberty Interactive LLC, 4.000%, 11/15/29	817
	826	Liberty Media Corp., 1.375%, 10/15/23	877
	382	Medicines Co. (The), 2.750%, 07/15/23 (e)	400
	1,213	Micron Technology, Inc., Series G, 3.000%, 11/15/43	978
GBP	400	National Grid North America, Inc., 0.900%, 11/02/20	553
	1,000	NRG Yield, Inc., 3.250%, 06/01/20 (e)	965
		Nuance Communications, Inc.,
	561	1.000%, 12/15/35 (e)	504
	488	2.750%, 11/01/31	491
	1,366	ON Semiconductor Corp., 1.000%, 12/01/20	1,282
	1,504	Priceline Group, Inc. (The), 0.900%, 09/15/21	1,556
	647	Redwood Trust, Inc., 4.625%, 04/15/18	647
	546	Solarcity Corp., 1.625%, 11/01/19	402
	1,237	Starwood Property Trust, Inc., 3.750%, 10/15/17	1,259
	826	SunPower Corp., 0.875%, 06/01/21	667
	2,526	Tesla Motors, Inc., 1.250%, 03/01/21	2,218
	739	Trinity Industries, Inc., 3.875%, 06/01/36	884
		Twitter, Inc.,
	1,382	0.250%, 09/15/19	1,276
	1,410	1.000%, 09/15/21	1,266
	2,098	VEREIT, Inc., 3.750%, 12/15/20	2,124
	262	Verint Systems, Inc., 1.500%, 06/01/21	246
	492	Viavi Solutions, Inc., 0.625%, 08/15/33	487

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	United States — continued
468	Whiting Petroleum Corp., 1.250%, 04/01/20	362
1,300	Wright Medical Group, Inc., 2.000%, 02/15/20	1,314
1,781	Yahoo!, Inc., Zero Coupon, 12/01/18	1,771

		38,729

	Total Convertible Bonds (Cost $90,771)	86,518

Corporate Bonds — 41.4%
	Argentina — 0.0% (g)
1,290	Petrobras Argentina S.A., 7.375%, 07/21/23 (e)	1,290
	YPF S.A.,
890	8.500%, 07/28/25 (e)	939
950	Reg. S, 8.750%, 04/04/24	1,016

		3,245

	Australia — 0.1%
	BHP Billiton Finance USA Ltd.,
8,830	5.000%, 09/30/43	10,520
1,720	VAR, 6.750%, 10/19/75 (e)	1,914
1,560	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	1,582

		14,016

	Azerbaijan — 0.0% (g)
2,800	State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/30	2,906

	Bahamas — 0.0% (g)
5,100	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (d)	969

	Bermuda — 0.2%
	Aircastle Ltd.,
1,062	5.000%, 04/01/23	1,116
3,400	6.750%, 04/15/17	3,506
7,097	7.625%, 04/15/20	8,091
2,230	Digicel Group Ltd., Reg. S, 7.125%, 04/01/22	1,834
425	Fly Leasing Ltd., 6.750%, 12/15/20	433
1,805	IHS Markit Ltd., 5.000%, 11/01/22 (e)	1,855
1,076	NCL Corp., Ltd., 5.250%, 11/15/19 (e)	1,100
	Weatherford International Ltd.,
1,592	7.000%, 03/15/38	1,178
559	7.750%, 06/15/21	528
549	8.250%, 06/15/23	512

		20,153

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Brazil — 0.1%
2,703	Banco Daycoval S.A., Reg. S, 5.750%, 03/19/19	2,710
3,920	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	3,792

		6,502

	Canada — 1.6%
	1011778 B.C. ULC/New Red Finance, Inc.,
1,280	4.625%, 01/15/22 (e)	1,318
9,920	6.000%, 04/01/22 (e)	10,404
2,332	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	2,379
	Baytex Energy Corp.,
339	5.125%, 06/01/21 (e)	274
359	5.625%, 06/01/24 (e)	284
	Bombardier, Inc.,
965	4.750%, 04/15/19 (e)	948
543	5.500%, 09/15/18 (e)	547
648	6.125%, 01/15/23 (e)	563
1,580	7.500%, 03/15/25 (e)	1,383
188	7.750%, 03/15/20 (e)	191
	Cascades, Inc.,
1,420	5.500%, 07/15/22 (e)	1,399
1,450	5.750%, 07/15/23 (e)	1,428
	Cenovus Energy, Inc.,
341	4.450%, 09/15/42	279
2,587	5.700%, 10/15/19	2,748
2,013	6.750%, 11/15/39	2,161
6,527	Concordia International Corp., 7.000%, 04/15/23 (e)	5,385
	Encana Corp.,
178	3.900%, 11/15/21	176
445	6.500%, 02/01/38	450
770	6.625%, 08/15/37	786
4,230	Garda World Security Corp., 7.250%, 11/15/21 (e)	3,638
1,221	HudBay Minerals, Inc., 9.500%, 10/01/20	1,169
2,175	Jupiter Resources, Inc., 8.500%, 10/01/22 (e)	1,631
	Lundin Mining Corp.,
1,800	7.500%, 11/01/20 (e)	1,899
1,795	7.875%, 11/01/22 (e)	1,923
1,847	Masonite International Corp., 5.625%, 03/15/23 (e)	1,946
2,118	Mattamy Group Corp., 6.500%, 11/15/20 (e)	2,094

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
	MEG Energy Corp.,
10,225	6.375%, 01/30/23 (e)	7,337
650	6.500%, 03/15/21 (e)	484
3,035	7.000%, 03/31/24 (e)	2,223
	New Gold, Inc.,
3,068	6.250%, 11/15/22 (e)	3,122
1,054	7.000%, 04/15/20 (e)	1,089
	NOVA Chemicals Corp.,
685	5.000%, 05/01/25 (e)	695
2,395	5.250%, 08/01/23 (e)	2,470
5,350	Novelis, Inc., 8.750%, 12/15/20	5,577
	Open Text Corp.,
1,957	5.625%, 01/15/23 (e)	2,011
1,290	5.875%, 06/01/26 (e)	1,341
	Pacific Exploration & Production Corp.,
1,350	5.375%, 01/26/19 (d)	216
1,350	Reg. S, 5.125%, 03/28/23 (d)	209
880	Reg. S, 5.375%, 01/26/19 (d)	141
1,709	Reg. S, 5.625%, 01/19/25 (d)	274
	Precision Drilling Corp.,
1,347	5.250%, 11/15/24	1,118
210	6.500%, 12/15/21	191
10,145	Quebecor Media, Inc., 5.750%, 01/15/23	10,602
50	Quebecor World Capital Corp., 6.125%, 01/15/16 (d)	—
50	Quebecor, Inc., 9.750%, 01/15/16 (d)	—
1,005	Taseko Mines Ltd., 7.750%, 04/15/19	658
	Teck Resources Ltd.,
1,008	3.000%, 03/01/19	965
1,205	4.500%, 01/15/21	1,097
1,098	6.125%, 10/01/35	856
355	8.000%, 06/01/21 (e)	379
1,383	8.500%, 06/01/24 (e)	1,504
9,855	Transcanada Trust, VAR, 5.625%, 05/20/75	9,535
4,028	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	3,761
	Valeant Pharmaceuticals International, Inc.,
4,875	5.375%, 03/15/20 (e)	4,348
706	5.500%, 03/01/23 (e)	580
1,555	5.625%, 12/01/21 (e)	1,328
28,839	5.875%, 05/15/23 (e)	24,008
8,568	6.125%, 04/15/25 (e)	7,111
2,675	6.375%, 10/15/20 (e)	2,414
7,840	6.750%, 08/15/21 (e)	7,036
8,320	7.000%, 10/01/20 (e)	7,717

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Canada — continued
7,262	7.250%, 07/15/22 (e)	6,481
21,192	7.500%, 07/15/21 (e)	19,709
	Videotron Ltd.,
3,741	5.000%, 07/15/22	3,853
5,558	5.375%, 06/15/24 (e)	5,767

		195,610

	Cayman Islands — 0.1%
1,470	Comcel Trust via Comunicaciones Celulares S.A., Reg. S, 6.875%, 02/06/24	1,527
925	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	732
	Transocean, Inc.,
672	6.800%, 03/15/38	397
2,158	9.000%, 07/15/23 (e)	2,023
7,407	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	7,463
2,250	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	2,362
1,913	UPCB Finance VI Ltd., 6.875%, 01/15/22 (e)	2,015
1,056	Vale Overseas Ltd., 5.875%, 06/10/21	1,096

		17,615

	Chile — 0.1%
4,040	Cencosud S.A., Reg. S, 5.500%, 01/20/21	4,414
1,350	Empresa Electrica Angamos S.A., Reg. S, 4.875%, 05/25/29	1,363

		5,777

	Colombia — 0.1%
7,282	Ecopetrol S.A., 7.375%, 09/18/43	7,243

	Croatia — 0.0% (g)
2,540	Hrvatska Elektroprivreda, 5.875%, 10/23/22 (e)	2,718

	Finland — 0.0% (g)
	Nokia OYJ,
904	5.375%, 05/15/19	977
1,019	6.625%, 05/15/39	1,098

		2,075

	France — 0.2%
	SFR Group S.A.,
18,441	6.000%, 05/15/22 (e)	18,026
6,061	7.375%, 05/01/26 (e)	6,054
3,730	Reg. S, 6.250%, 05/15/24 (e)	3,590

		27,670

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Georgia — 0.1%
	Georgian Railway JSC,
4,580	7.750%, 07/11/22 (e)	5,084
988	Reg. S, 7.750%, 07/11/22	1,096

		6,180

	Germany — 0.1%
2,014	Unitymedia GmbH, 6.125%, 01/15/25 (e)	2,125
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
800	5.000%, 01/15/25 (e)	828
EUR 524	5.125%, 01/21/23 (e)	621
2,888	5.500%, 01/15/23 (e)	3,018

		6,592

	Hungary — 0.0% (g)
3,820	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	4,240

	Indonesia — 0.2%
	Pertamina Persero PT,
1,200	Reg. S, 4.875%, 05/03/22	1,272
5,340	Reg. S, 5.250%, 05/23/21	5,781
2,910	Reg. S, 6.000%, 05/03/42	3,137
7,010	Reg. S, 6.450%, 05/30/44	7,918

		18,108

	Ireland — 0.4%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
500	3.750%, 05/15/19	517
900	4.625%, 10/30/20	962
2,900	Alfa Bank AO Via Alfa Bond Issuance plc, Reg. S, 7.500%, 09/26/19	3,165
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.,
900	6.250%, 01/31/19 (e)	920
1,000	6.750%, 01/31/21 (e)	1,029
88	7.000%, 11/15/20 (e)	89
4,775	7.250%, 05/15/24 (e)	5,037
3,205	VAR, 3.653%, 12/15/19 (e)	3,233
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
10,650	6.000%, 07/15/23 (e)	9,285
1,770	6.000%, 02/01/25 (e)	1,527
920	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	959
3,830	James Hardie International Finance Ltd., 5.875%, 02/15/23 (e)	3,993

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Ireland — continued
13,280	Perrigo Finance Unlimited Co., 4.900%, 12/15/44	13,610
3,100	Russian Railways Via RZD Capital plc, Reg. S, 5.700%, 04/05/22	3,302
2,150	Vnesheconombank Via VEB Finance plc, Reg. S, 5.942%, 11/21/23	2,193

		49,821

	Israel — 0.1%
5,600	Israel Electric Corp., Ltd., Reg. S, Series 6, 5.000%, 11/12/24 (e)	6,090

	Italy — 0.1%
8,600	Enel S.p.A., VAR, 8.750%, 09/24/73 (e)	9,965
2,000	Telecom Italia S.p.A., 5.303%, 05/30/24 (e)	2,025

		11,990

	Japan — 0.0% (g)
4,299	SoftBank Group Corp., 4.500%, 04/15/20 (e)	4,460

	Kazakhstan — 0.1%
	KazMunayGas National Co. JSC,
11,596	Reg. S, 6.375%, 04/09/21	12,490
2,500	Reg. S, 9.125%, 07/02/18	2,750

		15,240

	Liberia — 0.0% (g)
	Royal Caribbean Cruises Ltd.,
1,315	5.250%, 11/15/22	1,414
110	7.500%, 10/15/27	128

		1,542

	Luxembourg — 1.6%
	Actavis Funding SCS,
8,480	4.750%, 03/15/45	9,402
9,725	4.850%, 06/15/44	10,771
5,150	Albea Beauty Holdings S.A., 8.375%, 11/01/19 (e)	5,420
	Altice Financing S.A.,
724	6.500%, 01/15/22 (e)	739
10,062	6.625%, 02/15/23 (e)	10,081
5,885	7.500%, 05/15/26 (e)	5,944
	Altice Finco S.A.,
200	7.625%, 02/15/25 (e)	194
200	9.875%, 12/15/20 (e)	214
	Altice Luxembourg S.A.,
415	7.625%, 02/15/25 (e)	408
13,563	7.750%, 05/15/22 (e)	13,759
2,375	ArcelorMittal, 6.125%, 06/01/25	2,517

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Luxembourg — continued
400	6.500%, 03/01/21	422
15,010	7.250%, 02/25/22	16,436
500	7.750%, 03/01/41	512
2,000	8.000%, 10/15/39	2,120
3,559	10.850%, 06/01/19	4,182
445	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)	446
788	Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)	796
5,534	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	5,686
564	FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26 (e)	576
1,800	Gazprom OAO Via Gaz Capital S.A., Reg. S, 9.250%, 04/23/19	2,063
	INEOS Group Holdings S.A.,
6,920	5.625%, 08/01/24 (e) (w)	6,833
13,925	5.875%, 02/15/19 (e)	14,308
	Intelsat Jackson Holdings S.A.,
9,400	5.500%, 08/01/23	6,157
1,772	7.250%, 04/01/19	1,325
28,072	7.250%, 10/15/20	20,422
6,565	7.500%, 04/01/21	4,661
3,180	8.000%, 02/15/24 (e)	3,037
2,223	Intelsat Luxembourg S.A., 7.750%, 06/01/21	511
	Mallinckrodt International Finance S.A.,
160	3.500%, 04/15/18	159
539	4.750%, 04/15/23	472
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
1,675	4.875%, 04/15/20 (e)	1,679
6,105	5.500%, 04/15/25 (e)	5,632
8,248	5.625%, 10/15/23 (e)	7,918
2,281	5.750%, 08/01/22 (e)	2,230
2,550	Millicom International Cellular S.A., Reg. S, 6.625%, 10/15/21	2,662
2,750	MOL Group Finance S.A., Reg. S, 6.250%, 09/26/19	3,018
5,240	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	5,450
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.,
2,010	Reg. S, 5.298%, 12/27/17	2,063
2,250	Reg. S, 7.750%, 05/29/18	2,421

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Luxembourg — continued
3,650	Sberbank of Russia Via SB Capital SA, Reg. S, 4.950%, 02/07/17	3,700
2,200	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.750%, 05/01/22 (e)	2,299
2,081	VTB Bank OJSC Via VTB Capital S.A., Reg. S, 6.950%, 10/17/22	2,162
	Wind Acquisition Finance S.A.,
6,237	4.750%, 07/15/20 (e)	6,210
2,584	7.375%, 04/23/21 (e)	2,571

		200,588

	Malaysia — 0.0% (g)
1,200	Petronas Capital Ltd., Reg. S, 4.500%, 03/18/45	1,370

	Mexico — 0.4%
	Alfa S.A.B. de C.V.,
3,412	6.875%, 03/25/44 (e)	3,732
4,500	Reg. S, 5.250%, 03/25/24	4,888
2,600	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	2,950
	Cemex S.A.B. de C.V.,
890	5.700%, 01/11/25 (e)	895
6,390	6.125%, 05/05/25 (e)	6,518
5,190	7.250%, 01/15/21 (e)	5,618
450	7.750%, 04/16/26 (e)	498
2,150	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	2,241
2,154	Mexichem S.A.B. de C.V., Reg. S, 6.750%, 09/19/42	2,313
3,229	Nemak S.A.B de C.V., Reg. S, 5.500%, 02/28/23	3,366
	Petroleos Mexicanos,
3,649	5.625%, 01/23/46	3,311
3,170	6.500%, 06/02/41	3,175
7,320	6.625%, 06/15/35	7,568
2,750	6.875%, 08/04/26 (e)	3,081

		50,154

	Morocco — 0.1%
	OCP S.A.,
8,470	Reg. S, 5.625%, 04/25/24	9,169
6,671	Reg. S, 6.875%, 04/25/44	7,419

		16,588

	Netherlands — 1.0%
985	Basell Finance Co., B.V., 8.100%, 03/15/27 (e)	1,331

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Netherlands — continued
2,680	Bharti Airtel International Netherlands B.V., Reg. S, 5.125%, 03/11/23	2,923
	Bluewater Holding B.V.,
4,600	10.000%, 12/10/19 (e)	2,035
	Fiat Chrysler Automobiles N.V.,
2,584	4.500%, 04/15/20	2,617
8,442	5.250%, 04/15/23	8,526
746	InterGen N.V., 7.000%, 06/30/23 (e)	595
2,825	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	2,949
4,372	LYB International Finance B.V., 4.875%, 03/15/44	4,808
3,350	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	3,850
10,319	Mylan N.V., 5.250%, 06/15/46 (e)	11,638
	NXP B.V./NXP Funding LLC,
108	3.500%, 09/15/16 (e)	108
2,281	4.125%, 06/15/20 (e)	2,349
2,905	4.125%, 06/01/21 (e)	3,007
2,665	4.625%, 06/15/22 (e)	2,738
5,525	4.625%, 06/01/23 (e)	5,722
5,902	5.750%, 02/15/21 (e)	6,138
6,874	5.750%, 03/15/23 (e)	7,218
	Petrobras Global Finance B.V.,
3,480	5.375%, 01/27/21	3,276
1,650	5.750%, 01/20/20	1,647
2,450	8.750%, 05/23/26	2,542
	Schaeffler Finance B.V.,
1,750	4.250%, 05/15/21 (e)	1,794
975	4.750%, 05/15/21 (e)	1,008
2,755	4.750%, 05/15/23 (e)	2,858
	Sensata Technologies B.V.,
4,678	4.875%, 10/15/23 (e)	4,818
1,395	5.000%, 10/01/25 (e)	1,430
514	5.625%, 11/01/24 (e)	545
	Shell International Finance B.V.,
10,905	4.000%, 05/10/46	11,227
1,620	4.375%, 05/11/45	1,758
12,150	Teva Pharmaceutical Finance Netherlands III B.V., 4.100%, 10/01/46	12,540
1,425	Ziggo Bond Finance B.V., 5.875%, 01/15/25 (e)	1,414

		115,409

	Peru — 0.1%
2,950	Banco de Credito del Peru, Reg. S, 4.250%, 04/01/23	3,168

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Peru — continued
2,800	BBVA Banco Continental S.A., Reg. S, 5.000%, 08/26/22	3,098
1,924	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	1,953

		8,219

	Singapore — 0.0% (g)
480	Flextronics International Ltd., 5.000%, 02/15/23	512

	Sri Lanka — 0.0% (g)
680	National Savings Bank, 5.150%, 09/10/19 (e)	682

	Turkey — 0.0% (g)
1,550	Akbank TAS, Reg. S, 5.125%, 03/31/25	1,500
1,500	Turkiye Garanti Bankasi AS, Reg. S, 5.250%, 09/13/22	1,493

		2,993

	United Arab Emirates — 0.0% (g)
3,100	DP World Ltd., Reg. S, 6.850%, 07/02/37	3,561

	United Kingdom — 0.7%
3,075	Afren plc, Reg. S, 6.625%, 12/09/20 (d)	20
	Anglo American Capital plc,
2,170	3.625%, 05/14/20 (e)	2,099
3,646	4.875%, 05/14/25 (e)	3,546
	Ensco plc,
429	4.500%, 10/01/24	295
859	4.700%, 03/15/21	730
	International Game Technology plc,
7,825	6.250%, 02/15/22 (e)	8,197
5,555	6.500%, 02/15/25 (e)	5,860
	Jaguar Land Rover Automotive plc,
3,528	4.125%, 12/15/18 (e)	3,612
1,814	4.250%, 11/15/19 (e)	1,868
300	5.625%, 02/01/23 (e)	316
	Royal Bank of Scotland Group plc,
1,610	5.125%, 05/28/24	1,616
332	6.000%, 12/19/23	348
6,288	6.100%, 06/10/23	6,605
14,647	6.125%, 12/15/22	15,570
	Sea Trucks Group Ltd.,
2,231	9.000%, 03/26/18 (e)	669
400	Reg. S, 9.000%, 03/26/18 (e)	120
9,661	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	10,446
1,470	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	1,533

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom — continued
	Virgin Media Finance plc,
889	5.750%, 01/15/25 (e)	886
1,400	6.000%, 10/15/24 (e)	1,417
1,743	6.375%, 04/15/23 (e)	1,791
	Virgin Media Secured Finance plc,
975	5.250%, 01/15/26 (e)	973
7,764	5.375%, 04/15/21 (e)	8,075
1,300	5.500%, 01/15/25 (e)	1,319
600	5.500%, 08/15/26 (e)	604

		78,515

	United States — 33.8%
	21st Century Fox America, Inc.,
6,795	4.750%, 09/15/44	7,721
4,795	4.950%, 10/15/45	5,692
2,960	A Schulman, Inc., 6.875%, 06/01/23 (e)	3,004
	AbbVie, Inc.,
5,040	4.450%, 05/14/46	5,365
14,294	4.700%, 05/14/45	15,800
	Acadia Healthcare Co., Inc.,
520	5.125%, 07/01/22	512
700	5.625%, 02/15/23	695
528	6.125%, 03/15/21	545
1,000	6.500%, 03/01/24	1,033
5,280	ACCO Brands Corp., 6.750%, 04/30/20	5,570
2,877	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,295
2,375	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	2,449
	Activision Blizzard, Inc.,
1,335	5.625%, 09/15/21 (e)	1,397
835	6.125%, 09/15/23 (e)	911
	ADT Corp. (The),
7,985	3.500%, 07/15/22	7,496
8,075	4.125%, 06/15/23	7,742
	Advanced Micro Devices, Inc.,
1,794	6.750%, 03/01/19	1,787
2,728	7.000%, 07/01/24	2,503
460	7.500%, 08/15/22	445
624	7.750%, 08/01/20	616
	AECOM,
2,780	5.750%, 10/15/22	2,926
9,373	5.875%, 10/15/24	10,052
	AES Corp.,
1,900	4.875%, 05/15/23	1,919
1,500	5.500%, 03/15/24	1,551

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
6,285	5.500%, 04/15/25	6,434
2,903	6.000%, 05/15/26	3,059
6,704	7.375%, 07/01/21	7,609
8,189	Aetna, Inc., 4.375%, 06/15/46	8,487
2,981	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	2,102
5,420	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	5,230
2,885	AK Steel Corp., 7.500%, 07/15/23	3,044
7,533	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24 (e)	8,004
1,045	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	1,118
	Alcoa, Inc.,
9,295	5.125%, 10/01/24	9,771
2,063	5.400%, 04/15/21	2,212
3,092	5.870%, 02/23/22	3,332
524	6.150%, 08/15/20	576
1,469	6.750%, 01/15/28	1,594
	Alere, Inc.,
497	6.375%, 07/01/23 (e)	497
3,955	6.500%, 06/15/20	3,886
	Aleris International, Inc.,
240	7.875%, 11/01/20	222
1,975	9.500%, 04/01/21 (e)	2,103
1,939	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,900
19,105	Allstate Corp. (The), VAR, 5.750%, 08/15/53	20,060
	Ally Financial, Inc.,
1,353	3.250%, 02/13/18	1,367
12,325	3.500%, 01/27/19	12,448
1,872	3.600%, 05/21/18	1,904
5,200	4.125%, 03/30/20	5,333
3,039	4.125%, 02/13/22	3,088
17,232	4.625%, 05/19/22	17,806
11,685	4.625%, 03/30/25	11,977
1,746	4.750%, 09/10/18	1,807
3,835	5.125%, 09/30/24	4,080
2,855	5.750%, 11/20/25	2,973
4,070	8.000%, 11/01/31	4,955
	Altice U.S. Finance I Corp.,
4,520	5.375%, 07/15/23 (e)	4,667
3,703	5.500%, 05/15/26 (e)	3,833
	AMC Entertainment, Inc.,
5,370	5.750%, 06/15/25	5,370

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,400	5.875%, 02/15/22	1,424
	AMC Networks, Inc.,
2,100	4.750%, 12/15/22	2,153
9,205	5.000%, 04/01/24	9,366
	American Axle & Manufacturing, Inc.,
1,600	6.250%, 03/15/21	1,672
3,925	6.625%, 10/15/22	4,151
3,450	7.750%, 11/15/19	3,890
	American International Group, Inc.,
4,240	4.500%, 07/16/44	4,294
10,770	4.800%, 07/10/45	11,436
1,950	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	2,055
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,039	5.625%, 05/20/24	1,076
1,039	5.875%, 08/20/26	1,088
10,675	Amgen, Inc., 4.400%, 05/01/45	11,646
	Amkor Technology, Inc.,
9,149	6.375%, 10/01/22	9,273
4,556	6.625%, 06/01/21	4,590
	Amsurg Corp.,
1,000	5.625%, 11/30/20	1,035
1,050	5.625%, 07/15/22	1,102
10,185	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	12,476
	Anixter, Inc.,
6,606	5.500%, 03/01/23	6,936
2,060	5.625%, 05/01/19	2,199
	Antero Resources Corp.,
6,294	5.125%, 12/01/22	5,869
3,488	5.375%, 11/01/21	3,340
3,955	5.625%, 06/01/23	3,743
1,565	6.000%, 12/01/20	1,549
	Anthem, Inc.,
3,295	4.650%, 08/15/44	3,656
3,640	5.100%, 01/15/44	4,287
	Apache Corp.,
462	3.250%, 04/15/22	468
911	4.750%, 04/15/43	906
341	6.000%, 01/15/37	389
	Apple, Inc.,
10,370	3.850%, 08/04/46	10,488
13,700	4.650%, 02/23/46	15,586
1,120	Aramark Services, Inc., 5.125%, 01/15/24	1,156

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
920	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	828
17,930	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	18,759
12,442	Ashland, Inc., 4.750%, 08/15/22	12,909
	Ashtead Capital, Inc.,
3,100	5.625%, 10/01/24 (e)	3,228
8,485	6.500%, 07/15/22 (e)	8,952
	AT&T, Inc.,
1,765	4.300%, 12/15/42	1,757
4,700	4.350%, 06/15/45	4,714
8,215	4.750%, 05/15/46	8,706
3,850	5.150%, 03/15/42	4,339
6,960	5.650%, 02/15/47	8,301
275	AutoNation, Inc., 5.500%, 02/01/20	301
	Avaya, Inc.,
6,240	7.000%, 04/01/19 (e)	4,695
5,235	9.000%, 04/01/19 (e)	3,979
2,525	10.500%, 03/01/21 (e)	682
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
9,300	5.500%, 04/01/23	9,254
2,760	6.375%, 04/01/24 (e)	2,808
3,500	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 05/01/21 (e)	3,701
2,807	Axiall Corp., 4.875%, 05/15/23	2,886
4,450	B&G Foods, Inc., 4.625%, 06/01/21	4,572
	Ball Corp.,
495	4.000%, 11/15/23	503
1,850	4.375%, 12/15/20	1,975
905	5.000%, 03/15/22	968
1,962	5.250%, 07/01/25	2,119
1,233	Basic Energy Services, Inc., 7.750%, 10/15/22	432
9,160	Baxalta, Inc., 5.250%, 06/23/45	10,600
1,807	Becton, Dickinson and Co., 4.685%, 12/15/44	2,094
	Belden, Inc.,
500	5.250%, 07/15/24 (e)	500
5,499	5.500%, 09/01/22 (e)	5,691
	Berry Plastics Corp.,
1,875	5.125%, 07/15/23	1,938
500	6.000%, 10/15/22	531
7,755	Biogen, Inc., 5.200%, 09/15/45	9,280

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
990	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	1,114
	Blue Cube Spinco, Inc.,
5,012	9.750%, 10/15/23 (e)	5,726
6,057	10.000%, 10/15/25 (e)	6,920
5,997	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	5,637
3,055	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	2,811
5,345	Boardwalk Pipelines LP, 5.950%, 06/01/26	5,601
	Boyd Gaming Corp.,
970	6.375%, 04/01/26 (e)	1,034
7,395	6.875%, 05/15/23	7,913
1,500	Briggs & Stratton Corp., 6.875%, 12/15/20	1,661
1,875	Buckeye Partners LP, 4.875%, 02/01/21	2,016
7,840	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	7,987
1,275	Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	1,561
	Cablevision Systems Corp.,
1,275	7.750%, 04/15/18	1,366
5,518	8.000%, 04/15/20	5,752
2,602	8.625%, 09/15/17	2,765
	Caesars Entertainment Operating Co., Inc.,
5,850	8.500%, 02/15/20 (d)	5,631
10,800	9.000%, 02/15/20 (d)	10,395
6,390	11.250%, 06/01/17 (d)	6,134
	CalAtlantic Group, Inc.,
1,240	5.375%, 10/01/22	1,287
1,538	5.875%, 11/15/24	1,642
1,275	8.375%, 01/15/21	1,506
319	10.750%, 09/15/16	323
2,759	Caleres, Inc., 6.250%, 08/15/23	2,821
	California Resources Corp.,
153	5.000%, 01/15/20	70
514	5.500%, 09/15/21	236
178	6.000%, 11/15/24	77
2,261	8.000%, 12/15/22 (e)	1,447
	Calpine Corp.,
3,015	5.250%, 06/01/26 (e)	3,060
1,139	5.375%, 01/15/23	1,136
1,500	5.500%, 02/01/24	1,496
1,140	5.750%, 01/15/25	1,139
4,467	5.875%, 01/15/24 (e)	4,701
4,101	6.000%, 01/15/22 (e)	4,286

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
4,610	Casella Waste Systems, Inc., 7.750%, 02/15/19	4,702
3,650	CBS Corp., 4.600%, 01/15/45	3,825
905	CCM Merger, Inc., 9.125%, 05/01/19 (e)	949
	CCO Holdings LLC/CCO Holdings Capital Corp.,
5,810	5.125%, 05/01/23 (e)	6,006
1,325	5.250%, 09/30/22	1,380
4,008	5.375%, 05/01/25 (e)	4,168
9,840	5.500%, 05/01/26 (e)	10,270
266	5.750%, 09/01/23	278
8,746	5.750%, 02/15/26 (e)	9,227
24,887	5.875%, 04/01/24 (e)	26,567
	CDW LLC/CDW Finance Corp.,
1,861	5.000%, 09/01/23	1,898
875	5.500%, 12/01/24	913
996	CEB, Inc., 5.625%, 06/15/23 (e)	1,008
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
1,095	5.250%, 03/15/21	1,139
575	5.375%, 06/01/24	598
8,615	Celgene Corp., 5.000%, 08/15/45	10,033
	Cemex Finance LLC,
225	6.000%, 04/01/24 (e)	230
6,690	9.375%, 10/12/22 (e)	7,321
	Centene Corp.,
2,570	5.625%, 02/15/21	2,714
1,745	6.125%, 02/15/24	1,875
1,894	Centerpoint Energy Resources Corp., 4.184%, 09/15/29	1,026
2,190	Central Garden & Pet Co., 6.125%, 11/15/23	2,321
	CenturyLink, Inc.,
13,146	Series T, 5.800%, 03/15/22	13,442
8,375	Series W, 6.750%, 12/01/23	8,710
1,275	Cenveo Corp., 8.500%, 09/15/22 (e)	867
	CF Industries, Inc.,
4,540	4.950%, 06/01/43	4,296
7,555	5.375%, 03/15/44	7,462
	Change Healthcare Holdings, Inc.,
4,180	6.000%, 02/15/21 (e)	4,431
4,435	11.000%, 12/31/19	4,690
22,245	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45 (e)	26,707

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Chemours Co. (The),
2,500	6.625%, 05/15/23	2,156
1,500	7.000%, 05/15/25	1,275
2,120	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	2,215
8,431	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	7,620
828	Choice Hotels International, Inc., 5.750%, 07/01/22	900
	CHS/Community Health Systems, Inc.,
151	5.125%, 08/15/18	153
2,085	5.125%, 08/01/21	2,075
4,257	6.875%, 02/01/22	3,661
2,575	7.125%, 07/15/20	2,342
2,889	8.000%, 11/15/19	2,777
142	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	78
	Cimarex Energy Co.,
975	4.375%, 06/01/24	1,019
1,290	5.875%, 05/01/22	1,350
4,100	Cincinnati Bell, Inc., 8.375%, 10/15/20	4,249
	Cinemark USA, Inc.,
3,350	4.875%, 06/01/23	3,417
2,412	5.125%, 12/15/22	2,490
	CIT Group, Inc.,
1,149	4.250%, 08/15/17	1,171
2,161	5.000%, 05/15/17	2,207
7,263	5.000%, 08/15/22	7,644
990	5.250%, 03/15/18	1,030
9,242	5.375%, 05/15/20	9,797
17,825	5.500%, 02/15/19 (e)	18,895
2,580	6.625%, 04/01/18 (e)	2,741
2,077	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	2,051
1,908	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	1,841
	Claire’s Stores, Inc.,
1,150	6.125%, 03/15/20 (e)	575
3,518	8.875%, 03/15/19	466
11,608	9.000%, 03/15/19 (e)	6,385
	Clean Harbors, Inc.,
1,490	5.125%, 06/01/21	1,522
6,200	5.250%, 08/01/20	6,367
	Clear Channel Worldwide Holdings, Inc.,
1,675	Series A, 6.500%, 11/15/22	1,667
34,845	Series B, 6.500%, 11/15/22	36,064

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
115	Series A, 7.625%, 03/15/20	109
21,463	Series B, 7.625%, 03/15/20	21,356
	Clearwater Paper Corp.,
3,025	4.500%, 02/01/23	2,957
900	5.375%, 02/01/25 (e)	895
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
236	6.375%, 03/15/24	111
284	8.500%, 12/15/19	170
2,530	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,265
	CNH Industrial Capital LLC,
4,630	4.375%, 11/06/20	4,763
6,115	4.875%, 04/01/21	6,406
	CNO Financial Group, Inc.,
600	4.500%, 05/30/20	627
5,015	5.250%, 05/30/25	5,203
2,977	Coeur Mining, Inc., 7.875%, 02/01/21	2,966
954	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	961
3,900	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	3,997
9,840	Comcast Corp., 3.400%, 07/15/46	9,702
2,832	Commercial Metals Co., 4.875%, 05/15/23	2,775
9,502	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	10,025
	CommScope, Inc.,
358	4.375%, 06/15/20 (e)	370
2,355	5.000%, 06/15/21 (e)	2,440
5,188	5.500%, 06/15/24 (e)	5,396
	Communications Sales & Leasing, Inc./CSL Capital LLC,
4,060	6.000%, 04/15/23 (e)	4,189
7,150	8.250%, 10/15/23	7,302
	Concho Resources, Inc.,
657	5.500%, 04/01/23	649
1,834	6.500%, 01/15/22	1,866
1,855	CONSOL Energy, Inc., 5.875%, 04/15/22	1,693
2,232	Consolidated Communications, Inc., 6.500%, 10/01/22	2,053
1,270	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	1,512
30	Constar International, Inc., 11.000%, 12/31/17 (d)	3
	Constellation Brands, Inc.,
299	3.750%, 05/01/21	315
995	4.750%, 11/15/24	1,082

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,865	4.750%, 12/01/25	2,026
510	6.000%, 05/01/22	592
793	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03, 7.875%, 07/02/18	825
47	Continental Airlines 2004-ERJ1 Pass-Through Trust, Series RJ04, 9.558%, 09/01/19	51
948	Continental Airlines 2005-ERJ1 Pass-Through Trust, Series ERJ1, 9.798%, 04/01/21	1,052
1,344	Continental Airlines 2012-3 Class C Pass-Through Certificates, Class C, 6.125%, 04/29/18	1,415
	Continental Resources, Inc.,
4,200	4.500%, 04/15/23	3,801
9,392	5.000%, 09/15/22	8,781
468	7.125%, 04/01/21	479
	Corrections Corp. of America,
9,035	4.125%, 04/01/20	9,272
2,400	4.625%, 05/01/23	2,436
	Cott Beverages, Inc.,
3,076	5.375%, 07/01/22	3,153
5,762	6.750%, 01/01/20	6,043
	Covanta Holding Corp.,
240	5.875%, 03/01/24	237
577	6.375%, 10/01/22	596
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
349	6.000%, 12/15/20	331
3,830	6.125%, 03/01/22	3,593
1,409	6.250%, 04/01/23	1,321
1,770	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	1,830
1,863	Crown Castle International Corp., 4.875%, 04/15/22	2,063
1,600	CSI Compressco LP/CSI Compressco Finance, Inc., 7.250%, 08/15/22	1,368
433	CST Brands, Inc., 5.000%, 05/01/23	445
7,255	CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23 (e)	7,418
3,202	CVS Health Corp., 5.125%, 07/20/45	4,060
	D.R. Horton, Inc.,
590	4.375%, 09/15/22	623
964	4.750%, 02/15/23	1,024
	Dana Holding Corp.,
7,550	5.500%, 12/15/24	7,654

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
6,125	6.000%, 09/15/23	6,354
4,795	Darling Ingredients, Inc., 5.375%, 01/15/22	4,963
	DaVita HealthCare Partners, Inc.,
7,480	5.000%, 05/01/25	7,564
2,890	5.125%, 07/15/24	2,983
1,275	5.750%, 08/15/22	1,347
6,738	Dean Foods Co., 6.500%, 03/15/23 (e)	7,125
37	Delta Air Lines 2009-1 Series B Pass-Through Trust, Series B, 9.750%, 12/17/16	38
351	Delta Air Lines 2012-1 Class A Pass-Through Trust, Series A, 4.750%, 05/07/20	377
447	Delta Air Lines 2012-1 Class B Pass-Through Trust, Series B, 6.875%, 05/07/19 (e)	483
8,308	Denali International LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	8,713
	Denbury Resources, Inc.,
4,635	4.625%, 07/15/23	2,781
3,350	5.500%, 05/01/22	2,127
6,625	Devon Energy Corp., 5.000%, 06/15/45	6,113
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
25	3.480%, 06/01/19 (e)	26
1,310	4.420%, 06/15/21 (e)	1,369
7,581	5.450%, 06/15/23 (e)	8,031
2,895	5.875%, 06/15/21 (e)	3,026
7,176	6.020%, 06/15/26 (e)	7,699
3,430	7.125%, 06/15/24 (e)	3,691
529	8.100%, 07/15/36 (e)	602
8,987	8.350%, 07/15/46 (e)	10,307
3,965	Diebold, Inc., 8.500%, 04/15/24 (e)	3,970
	DISH DBS Corp.,
6,660	5.000%, 03/15/23	6,277
21,445	5.875%, 07/15/22	21,432
12,880	5.875%, 11/15/24	12,429
24,549	6.750%, 06/01/21	26,083
3,982	7.750%, 07/01/26 (e)	4,129
530	7.875%, 09/01/19	586
6,950	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	6,324
5,098	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	5,493
1,857	Dominion Gas Holdings LLC, 4.600%, 12/15/44	2,016
	Dominion Resources, Inc.,
4,755	4.700%, 12/01/44	5,386

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
17,485	VAR, 5.750%, 10/01/54	17,966
1,984	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	2,053
4,775	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	5,038
3,419	DS Services of America, Inc., 10.000%, 09/01/21 (e)	3,853
1,668	DuPont Fabros Technology LP, 5.875%, 09/15/21	1,748
	Dynegy, Inc.,
5,138	5.875%, 06/01/23	4,624
5,020	7.375%, 11/01/22	4,932
2,135	7.625%, 11/01/24	2,087
720	E*TRADE Financial Corp., 5.375%, 11/15/22	763
560	Eldorado Resorts, Inc., 7.000%, 08/01/23	588
24,486	Embarq Corp., 7.995%, 06/01/36	25,496
1,825	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	1,957
491	Enable Midstream Partners LP, 5.000%, 05/15/44	408
3,026	Endo Finance LLC, 5.750%, 01/15/22 (e)	2,723
1,846	Endo Finance LLC/Endo Finco, Inc., 7.250%, 01/15/22 (e)	1,707
8,500	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	8,680
6,102	Energy Transfer Equity LP, 5.875%, 01/15/24	6,121
	Energy Transfer Partners LP,
3,020	5.150%, 02/01/43	2,817
1,155	6.125%, 12/15/45	1,206
1,670	EnerSys, 5.000%, 04/30/23 (e)	1,662
455	EnLink Midstream Partners LP/EnLink Midstream Finance Corp., 7.125%, 06/01/22	479
5,373	Entegris, Inc., 6.000%, 04/01/22 (e)	5,534
	Enterprise Products Operating LLC,
2,890	4.850%, 03/15/44	3,035
12,190	4.900%, 05/15/46	12,940
1,754	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	1,785
	EP Energy LLC/Everest Acquisition Finance, Inc.,
993	6.375%, 06/15/23	497
4,036	7.750%, 09/01/22	2,058
16,975	9.375%, 05/01/20	9,676

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Equinix, Inc.,
1,320	4.875%, 04/01/20	1,369
3,098	5.375%, 01/01/22	3,261
950	5.375%, 04/01/23	993
948	5.750%, 01/01/25	1,007
3,555	5.875%, 01/15/26	3,831
4,412	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	4,401
	Exelon Corp.,
6,060	4.450%, 04/15/46	6,673
3,750	5.100%, 06/15/45	4,518
	Express Scripts Holding Co.,
7,130	4.800%, 07/15/46	7,616
1,556	6.125%, 11/15/41	1,953
	FedEx Corp.,
9,670	4.550%, 04/01/46	10,921
2,215	4.750%, 11/15/45	2,594
2,085	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23	1,830
1,605	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	1,593
	First Data Corp.,
5,757	5.000%, 01/15/24 (e)	5,800
14,508	5.375%, 08/15/23 (e)	14,889
28,592	5.750%, 01/15/24 (e)	28,842
5,563	6.750%, 11/01/20 (e)	5,800
14,608	7.000%, 12/01/23 (e)	15,046
22,380	Ford Motor Co., 4.750%, 01/15/43	24,656
2,500	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,643
	Freeport-McMoRan, Inc.,
2,395	3.100%, 03/15/20	2,221
720	3.550%, 03/01/22	615
7,380	3.875%, 03/15/23	6,347
375	5.400%, 11/14/34	291
7,205	5.450%, 03/15/43	5,530
549	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	580
	Fresenius Medical Care U.S. Finance II, Inc.,
860	4.125%, 10/15/20 (e)	908
2,965	4.750%, 10/15/24 (e)	3,158
978	5.625%, 07/31/19 (e)	1,076
3,357	5.875%, 01/31/22 (e)	3,785
400	6.500%, 09/15/18 (e)	436
1,850	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	2,081

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Frontier Communications Corp.,
430	6.250%, 09/15/21	418
865	7.125%, 03/15/19	926
365	8.125%, 10/01/18	402
5,988	8.500%, 04/15/20	6,443
715	8.875%, 09/15/20	768
5,660	9.250%, 07/01/21	6,159
9,848	10.500%, 09/15/22	10,611
22,902	11.000%, 09/15/25	24,477
900	FTI Consulting, Inc., 6.000%, 11/15/22	947
2,850	GCI, Inc., 6.750%, 06/01/21	2,935
3,527	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	3,986
5,100	General Cable Corp., 5.750%, 10/01/22	4,794
	General Motors Co.,
12,250	4.875%, 10/02/23	13,387
9,020	6.250%, 10/02/43	10,889
9,930	6.750%, 04/01/46	12,911
	General Motors Financial Co., Inc.,
1,621	3.250%, 05/15/18	1,664
700	3.450%, 04/10/22	714
205	4.250%, 05/15/23	215
1,050	4.750%, 08/15/17	1,084
	Genesis Energy LP/Genesis Energy Finance Corp.,
2,418	5.625%, 06/15/24	2,309
859	6.000%, 05/15/23	855
780	6.750%, 08/01/22	786
	GenOn Energy, Inc.,
1,000	9.500%, 10/15/18	808
4,289	9.875%, 10/15/20	3,045
	GEO Group, Inc. (The),
8,550	5.875%, 01/15/22	8,775
2,215	6.000%, 04/15/26	2,273
15,575	Gilead Sciences, Inc., 4.750%, 03/01/46	18,223
1,250	Global Partners LP/GLP Finance Corp., 7.000%, 06/15/23	1,059
	GLP Capital LP/GLP Financing II, Inc.,
160	4.375%, 04/15/21	167
4,035	5.375%, 11/01/23	4,327
1,555	5.375%, 04/15/26	1,658
1,890	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	1,961
2,996	Goodman Networks, Inc., 12.125%, 07/01/18	1,535

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Goodyear Tire & Rubber Co. (The),
4,150	5.000%, 05/31/26	4,373
1,685	5.125%, 11/15/23	1,782
5,787	7.000%, 05/15/22	6,214
3,179	8.750%, 08/15/20	3,807
	Graphic Packaging International, Inc.,
1,187	4.750%, 04/15/21	1,261
570	4.875%, 11/15/22	597
	Gray Television, Inc.,
2,540	5.875%, 07/15/26 (e)	2,611
2,550	7.500%, 10/01/20	2,662
3,425	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	3,322
2,460	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	2,442
933	Guitar Center, Inc., 6.500%, 04/15/19 (e)	823
9,001	H&E Equipment Services, Inc., 7.000%, 09/01/22	9,384
4,127	Halcon Resources Corp., 13.000%, 02/15/22 (e)	2,187
15,855	Halliburton Co., 5.000%, 11/15/45	17,306
2,870	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	2,181
	Harland Clarke Holdings Corp.,
2,075	6.875%, 03/01/20 (e)	1,995
395	9.750%, 08/01/18 (e)	405
2,080	Harris Corp., 5.054%, 04/27/45	2,466
650	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	712
1,670	HCA Holdings, Inc., 6.250%, 02/15/21	1,810
	HCA, Inc.,
2,318	3.750%, 03/15/19	2,405
1,410	4.250%, 10/15/19	1,466
1,976	5.000%, 03/15/24	2,075
2,275	5.250%, 04/15/25	2,434
2,985	5.250%, 06/15/26	3,164
33,716	5.375%, 02/01/25	35,086
6,555	5.875%, 03/15/22	7,211
2,015	Series 1, 5.875%, 05/01/23	2,156
6,435	5.875%, 02/15/26	6,885
11,501	6.500%, 02/15/20	12,665
30,533	7.500%, 02/15/22	34,655
1,400	8.000%, 10/01/18	1,565
	HD Supply, Inc.,
13,485	5.250%, 12/15/21 (e)	14,277
1,225	5.750%, 04/15/24 (e)	1,304

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,172	7.500%, 07/15/20	1,225
964	Headwaters, Inc., 7.250%, 01/15/19	993
	HealthSouth Corp.,
3,470	5.750%, 11/01/24	3,600
3,650	5.750%, 09/15/25	3,769
1,005	7.750%, 09/15/22	1,037
2,951	Hecla Mining Co., 6.875%, 05/01/21	2,951
	Herc Rentals., Inc.,
3,190	7.500%, 06/01/22 (e)	3,230
4,775	7.750%, 06/01/24 (e)	4,823
	Hertz Corp. (The),
3,866	5.875%, 10/15/20	3,992
3,150	6.250%, 10/15/22	3,307
9,315	7.375%, 01/15/21	9,664
	Hexion, Inc.,
27,409	6.625%, 04/15/20	23,161
1,600	8.875%, 02/01/18	1,428
	Hiland Partners Holdings LP/Hiland Partners Finance Corp.,
448	5.500%, 05/15/22 (e)	449
921	7.250%, 10/01/20 (e)	960
	Hilcorp Energy I LP/Hilcorp Finance Co.,
1,234	5.000%, 12/01/24 (e)	1,148
4,222	5.750%, 10/01/25 (e)	3,990
1,656	7.625%, 04/15/21 (e)	1,693
600	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	546
7,723	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	8,061
2,800	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	2,901
	Holly Energy Partners LP/Holly Energy Finance Corp.,
885	6.000%, 08/01/24 (e)	896
500	6.500%, 03/01/20	513
4,617	Hologic, Inc., 5.250%, 07/15/22 (e)	4,894
1,000	HRG Group, Inc., 7.875%, 07/15/19	1,059
	Hughes Satellite Systems Corp.,
5,645	5.250%, 08/01/26 (e)	5,631
1,570	6.500%, 06/15/19	1,705
2,335	6.625%, 08/01/26 (e)	2,318
	Huntsman International LLC,
6,855	4.875%, 11/15/20	6,958
6,205	5.125%, 11/15/22	6,298

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
7,805	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	7,493
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,470	4.875%, 03/15/19	2,452
2,684	5.875%, 02/01/22	2,563
	iHeartCommunications, Inc.,
2,813	9.000%, 12/15/19	2,272
2,067	9.000%, 03/01/21	1,545
8,163	ILFC E-Capital Trust I, VAR, 3.980%, 12/21/65 (e)	6,581
4,720	ILFC E-Capital Trust II, VAR, 4.230%, 12/21/65 (e)	3,776
7,311	IMS Health, Inc., 6.000%, 11/01/20 (e)	7,451
1,209	Indiana Michigan Power Co., Series K, 4.550%, 03/15/46	1,398
8,192	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	7,639
	Infor U.S., Inc.,
1,248	5.750%, 08/15/20 (e)	1,317
15,605	6.500%, 05/15/22	15,488
6,824	Informatica LLC, 7.125%, 07/15/23 (e)	6,722
1,910	Ingles Markets, Inc., 5.750%, 06/15/23	1,963
	Intel Corp.,
10,440	4.100%, 05/19/46	11,242
4,780	4.900%, 07/29/45	5,746
	International Lease Finance Corp.,
1,500	4.625%, 04/15/21	1,605
825	5.875%, 04/01/19	897
5,250	6.250%, 05/15/19	5,757
14,485	8.750%, 03/15/17	15,101
3,245	Interval Acquisition Corp., 5.625%, 04/15/23	3,342
4,480	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	4,614
	Iron Mountain, Inc.,
1,530	5.750%, 08/15/24	1,572
4,028	6.000%, 10/01/20 (e)	4,249
1,250	6.000%, 08/15/23	1,328
4,093	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	4,267
1,915	ITC Holdings Corp., 5.300%, 07/01/43	2,310
	J.C. Penney Corp., Inc.,
275	5.875%, 07/01/23 (e)	282
449	8.125%, 10/01/19	469
500	Jack Cooper Holdings Corp., 9.250%, 06/01/20	360

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
2,310	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	2,450
1,007	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	1,086
	JBS USA LLC/JBS USA Finance, Inc.,
4,689	5.750%, 06/15/25 (e)	4,636
4,448	5.875%, 07/15/24 (e)	4,470
9,834	7.250%, 06/01/21 (e)	10,142
2,701	8.250%, 02/01/20 (e)	2,809
1,960	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	1,913
993	Kaiser Aluminum Corp., 5.875%, 05/15/24 (e)	1,043
606	Kennedy-Wilson, Inc., 5.875%, 04/01/24	612
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
3,510	5.000%, 06/01/24 (e)	3,668
2,795	5.250%, 06/01/26 (e)	2,957
	Kinder Morgan, Inc.,
2,100	5.050%, 02/15/46	1,982
726	5.625%, 11/15/23 (e)	794
6,300	Kindred Healthcare, Inc., 8.750%, 01/15/23	6,347
	Kinetic Concepts, Inc./KCI USA, Inc.,
2,560	7.875%, 02/15/21 (e)	2,760
10,980	10.500%, 11/01/18	11,213
6,400	KLX, Inc., 5.875%, 12/01/22 (e)	6,480
2,065	Kohl’s Corp., 5.550%, 07/17/45	1,976
	Kraft Heinz Foods Co.,
7,495	4.375%, 06/01/46 (e)	8,160
11,712	5.200%, 07/15/45 (e)	14,353
3,574	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	3,038
4,560	Kroger Co. (The), 5.150%, 08/01/43	5,709
	L Brands, Inc.,
1,335	5.625%, 02/15/22	1,472
4,100	5.625%, 10/15/23	4,540
6,925	6.625%, 04/01/21	7,947
6,385	6.750%, 07/01/36	6,692
1,606	6.875%, 11/01/35	1,703
	Lamar Media Corp.,
1,000	5.000%, 05/01/23	1,041
2,290	5.750%, 02/01/26 (e)	2,456
1,650	Landry’s, Inc., 9.375%, 05/01/20 (e)	1,737
2,900	Laredo Petroleum, Inc., 7.375%, 05/01/22	2,820
	Lear Corp.,
3,400	5.250%, 01/15/25	3,629

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
2,000	5.375%, 03/15/24	2,140
	Lennar Corp.,
950	4.500%, 06/15/19	995
690	4.500%, 11/15/19	725
3,105	4.750%, 05/30/25	3,152
994	4.875%, 12/15/23	1,026
175	6.950%, 06/01/18	189
555	Series B, 12.250%, 06/01/17	599
4,438	Level 3 Communications, Inc., 5.750%, 12/01/22	4,638
	Level 3 Financing, Inc.,
8,501	5.125%, 05/01/23	8,756
1,753	5.250%, 03/15/26 (e)	1,834
325	5.375%, 08/15/22	341
2,170	5.375%, 01/15/24	2,276
8,989	5.375%, 05/01/25	9,439
401	5.625%, 02/01/23	421
870	Liberty Interactive LLC, 8.250%, 02/01/30	957
2,538	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	2,824
	LifePoint Health, Inc.,
1,300	5.375%, 05/01/24 (e)	1,329
1,335	5.500%, 12/01/21	1,401
2,030	LIN Television Corp., 5.875%, 11/15/22	2,106
	Live Nation Entertainment, Inc.,
1,365	5.375%, 06/15/22 (e)	1,419
1,018	7.000%, 09/01/20 (e)	1,059
300	Louisiana-Pacific Corp., 7.500%, 06/01/20	312
3,700	LSB Industries, Inc., 7.750%, 08/01/19	3,816
6,037	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	5,841
2,495	M/I Homes, Inc., 6.750%, 01/15/21	2,570
3,805	Magnachip Semiconductor Corp., 6.625%, 07/15/21	3,139
4,280	Markel Corp., 5.000%, 04/05/46	4,676
1,237	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	1,178
4,837	MasTec, Inc., 4.875%, 03/15/23	4,631
890	Match Group, Inc., 6.375%, 06/01/24 (e)	951
7,280	McDonald’s Corp., 4.875%, 12/09/45	8,707
3,775	McKesson Corp., 4.883%, 03/15/44	4,477
2,500	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23	2,612
	Meritage Homes Corp.,
1,270	7.000%, 04/01/22	1,394
420	7.150%, 04/15/20	459

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
12,815	MetLife, Inc., 6.400%, 12/15/36	14,222
790	MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer, Inc., 5.625%, 05/01/24 (e)	846
	MGM Resorts International,
4,730	5.250%, 03/31/20	5,049
22,455	6.000%, 03/15/23	24,294
5,205	6.625%, 12/15/21	5,761
750	6.750%, 10/01/20	829
19,659	7.750%, 03/15/22	22,665
5	8.625%, 02/01/19	6
500	11.375%, 03/01/18	566
2,165	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	2,249
	Micron Technology, Inc.,
2,921	5.250%, 08/01/23 (e)	2,621
12,498	5.250%, 01/15/24 (e)	11,217
265	5.500%, 02/01/25	238
1,297	5.625%, 01/15/26 (e)	1,151
1,087	5.875%, 02/15/22	1,049
5,876	7.500%, 09/15/23 (e)	6,425
1,900	Microsemi Corp., 9.125%, 04/15/23 (e)	2,156
13,370	Microsoft Corp., 4.750%, 11/03/55	15,747
3,870	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	4,063
4,645	Molson Coors Brewing Co., 4.200%, 07/15/46	4,887
	Momentive Performance Materials, Inc.,
1,350	3.880%, 10/24/21	1,057
1,350	8.875%, 10/15/20 (d)	—	(h)
	Motors Liquidation Co.,
10	6.750%, 05/01/28 (d)	—
11	7.750%, 03/15/36 (d)	—
115	8.375%, 07/15/33 (d)	—
6,054	MPG Holdco I, Inc., 7.375%, 10/15/22	6,205
5,316	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	5,675
	MPLX LP,
585	4.500%, 07/15/23 (e)	573
9,809	4.875%, 12/01/24 (e)	9,717
11,128	4.875%, 06/01/25 (e)	11,122
5,200	5.500%, 02/15/23 (e)	5,359
2,185	MSCI, Inc., 5.250%, 11/15/24 (e)	2,316
182	Murphy Oil USA, Inc., 6.000%, 08/15/23	192
778	Mustang Merger Corp., 8.500%, 08/15/21 (e)	813

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,985	National Financial Partners Corp., 9.000%, 07/15/21 (e)	1,995
7,005	National Rural Utilities Cooperative Finance Corp., VAR, 5.250%, 04/20/46	7,396
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
272	6.500%, 07/01/21	234
1,028	6.500%, 06/01/22	863
3,280	7.875%, 10/01/20	3,085
421	9.625%, 05/01/19	435
548	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	422
789	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	540
2,007	NBTY, Inc., 7.625%, 05/15/21 (e)	2,047
1,800	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	1,971
	NCR Corp.,
686	5.000%, 07/15/22	688
903	6.375%, 12/15/23	934
55	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (d) (e)	10
	Neiman Marcus Group Ltd. LLC,
4,937	8.000%, 10/15/21 (e)	4,184
4,925	8.750% (cash), 10/15/21 (e) (v)	3,891
	Neptune Finco Corp.,
1,400	6.625%, 10/15/25 (e)	1,509
7,700	10.125%, 01/15/23 (e)	8,826
900	10.875%, 10/15/25 (e)	1,053
	Netflix, Inc.,
1,164	5.375%, 02/01/21	1,243
700	5.500%, 02/15/22	744
1,645	5.750%, 03/01/24	1,744
700	5.875%, 02/15/25	749
747	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22 (e)	774
	New Albertsons, Inc.,
675	6.625%, 06/01/28	628
1,129	7.450%, 08/01/29	1,104
645	7.750%, 06/15/26	651
960	8.000%, 05/01/31	955
2,042	8.700%, 05/01/30	2,073
2,780	Newell Brands, Inc., 5.500%, 04/01/46	3,455

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Newfield Exploration Co.,
1,000	5.375%, 01/01/26	955
3,882	5.625%, 07/01/24	3,834
4,762	5.750%, 01/30/22	4,738
	Nexstar Broadcasting, Inc.,
4,580	6.125%, 02/15/22 (e)	4,712
6,533	6.875%, 11/15/20	6,843
2,020	Nexstar Escrow Corp., 5.625%, 08/01/24 (e)	2,053
	NGL Energy Partners LP/NGL Energy Finance Corp.,
445	5.125%, 07/15/19	410
750	6.875%, 10/15/21	676
	NGPL PipeCo LLC,
3,000	7.119%, 12/15/17 (e)	3,135
1,100	9.625%, 06/01/19 (e)	1,152
12,144	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	12,524
	Noble Energy, Inc.,
2,060	5.050%, 11/15/44	2,045
3,150	5.250%, 11/15/43	3,187
2,811	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	3,211
	NRG Energy, Inc.,
600	6.250%, 07/15/22	603
2,500	6.250%, 05/01/24	2,469
3,766	6.625%, 03/15/23	3,785
10,058	6.625%, 01/15/27 (e)	9,945
1,715	7.250%, 05/15/26 (e)	1,760
1,734	7.625%, 01/15/18	1,855
2,236	7.875%, 05/15/21	2,320
540	8.250%, 09/01/20	557
1,000	NRG Yield Operating LLC, 5.375%, 08/15/24	1,023
2,867	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	2,939
	Nucor Corp.,
1,657	5.200%, 08/01/43	1,924
3,360	6.400%, 12/01/37	4,213
1,010	NWH Escrow Corp., 7.500%, 08/01/21 (e)	747
	Oasis Petroleum, Inc.,
6,055	6.500%, 11/01/21	5,086
7,490	6.875%, 03/15/22	6,535
360	6.875%, 01/15/23	304
2,518	7.250%, 02/01/19	2,361
1,320	Oglethorpe Power Corp., 4.250%, 04/01/46	1,430

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,600	ONEOK Partners LP, 6.200%, 09/15/43	3,930
	Oracle Corp.,
13,145	4.000%, 07/15/46	13,620
10,650	4.375%, 05/15/55	11,264
	Orbital ATK, Inc.,
672	5.250%, 10/01/21	701
870	5.500%, 10/01/23	922
	Oshkosh Corp.,
2,475	5.375%, 03/01/22	2,577
4,609	5.375%, 03/01/25	4,770
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
748	5.250%, 02/15/22	772
4,980	5.625%, 02/15/24	5,254
750	5.875%, 03/15/25	800
	Owens-Brockway Glass Container, Inc.,
810	5.000%, 01/15/22 (e)	845
545	5.375%, 01/15/25 (e)	566
584	5.875%, 08/15/23 (e)	628
1,084	6.375%, 08/15/25 (e)	1,189
	Parker Drilling Co.,
755	6.750%, 07/15/22	566
660	7.500%, 08/01/20	519
520	Parsley Energy LLC/Parsley Finance Corp., 6.250%, 06/01/24 (e)	523
2,540	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	2,673
1,588	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	1,517
879	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	879
	Penn Virginia Corp.,
500	7.250%, 04/15/19 (d)	190
1,100	8.500%, 05/01/20 (d)	418
2,399	Penske Automotive Group, Inc., 5.500%, 05/15/26	2,369
660	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	681
1,855	Philip Morris International, Inc., 4.875%, 11/15/43	2,294
	Phillips 66,
12,466	4.875%, 11/15/44	13,669
1,422	5.875%, 05/01/42	1,720
2,096	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	2,122
760	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	808

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	460
231	7.500%, 01/15/20	268
	Plains All American Pipeline LP/PAA Finance Corp.,
1,560	4.700%, 06/15/44	1,386
1,490	4.900%, 02/15/45	1,347
5,576	Plantronics, Inc., 5.500%, 05/31/23 (e)	5,646
3,849	PolyOne Corp., 5.250%, 03/15/23	4,006
	Post Holdings, Inc.,
1,997	5.000%, 08/15/26 (e)	1,991
2,200	6.000%, 12/15/22 (e)	2,321
5,411	6.750%, 12/01/21 (e)	5,776
18,250	7.375%, 02/15/22	19,540
3,259	7.750%, 03/15/24 (e)	3,605
350	8.000%, 07/15/25 (e)	402
9,206	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	7,779
	Prestige Brands, Inc.,
1,725	5.375%, 12/15/21 (e)	1,762
805	6.375%, 03/01/24 (e)	849
9,598	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	10,246
1,205	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	1,109
	Prudential Financial, Inc.,
7,920	VAR, 5.200%, 03/15/44	8,019
5,006	VAR, 5.375%, 05/15/45	5,200
23,245	VAR, 5.625%, 06/15/43	24,890
20,685	VAR, 5.875%, 09/15/42	22,924
	PulteGroup, Inc.,
1,351	5.000%, 01/15/27	1,349
1,576	5.500%, 03/01/26	1,644
	QEP Resources, Inc.,
2,072	5.250%, 05/01/23	1,953
4,333	5.375%, 10/01/22	4,138
1,505	6.875%, 03/01/21	1,512
2,241	Qorvo, Inc., 6.750%, 12/01/23 (e)	2,409
1,000	Quad/Graphics, Inc., 7.000%, 05/01/22	945
14,386	QUALCOMM, Inc., 4.800%, 05/20/45	16,005
4,262	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	4,225
1,255	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	1,283
	Qwest Capital Funding, Inc.,
239	6.875%, 07/15/28	217

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
2,995	7.750%, 02/15/31	2,740
375	Qwest Corp., 7.250%, 09/15/25	409
	R.R. Donnelley & Sons Co.,
765	7.000%, 02/15/22	776
465	7.875%, 03/15/21	505
1,098	Radian Group, Inc., 7.000%, 03/15/21	1,215
1,525	Radio Systems Corp., 8.375%, 11/01/19 (e)	1,603
	Rain CII Carbon LLC/CII Carbon Corp.,
755	8.000%, 12/01/18 (e)	691
1,731	8.250%, 01/15/21 (e)	1,445
	Range Resources Corp.,
6,244	4.875%, 05/15/25	5,932
2,850	5.000%, 03/15/23	2,593
2,019	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	2,115
1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,568
	Regal Entertainment Group,
8,779	5.750%, 03/15/22	9,130
1,200	5.750%, 06/15/23	1,230
315	5.750%, 02/01/25	318
	Regency Energy Partners LP/Regency Energy Finance Corp.,
292	4.500%, 11/01/23	292
696	5.000%, 10/01/22	733
5,245	5.500%, 04/15/23	5,437
1,043	5.875%, 03/01/22	1,138
1,145	6.500%, 07/15/21	1,183
2,030	Reliance Holding USA, Inc., Reg. S, 5.400%, 02/14/22	2,286
600	Revlon Consumer Products Corp., 5.750%, 02/15/21	609
1,271	Revlon Escrow Corp., 6.250%, 08/01/24 (e)	1,287
6,790	Reynolds American, Inc., 5.850%, 08/15/45	8,970
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,700	5.125%, 07/15/23 (e)	1,753
8,885	5.750%, 10/15/20	9,174
4,750	6.875%, 02/15/21	4,940
1,745	7.000%, 07/15/24 (e)	1,844
1,950	8.250%, 02/15/21	2,028
1,732	9.875%, 08/15/19	1,780
	RHP Hotel Properties LP/RHP Finance Corp.,
3,460	5.000%, 04/15/21	3,538
4,713	5.000%, 04/15/23	4,760

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,125	Rice Energy, Inc., 7.250%, 05/01/23	1,128
	Rite Aid Corp.,
12,172	6.125%, 04/01/23 (e)	12,917
910	6.750%, 06/15/21	957
1,600	9.250%, 03/15/20	1,688
6,840	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	7,199
	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
1,811	6.125%, 08/15/21 (e)	1,856
510	9.500%, 06/15/19 (e)	525
4,000	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	4,135
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
656	5.625%, 07/15/22	589
1,070	5.625%, 11/15/23	955
7,778	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	8,147
2,012	RSP Permian, Inc., 6.625%, 10/01/22	2,062
182	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	4
	Sabine Pass Liquefaction LLC,
11,944	5.625%, 04/15/23	12,183
2,853	5.625%, 03/01/25	2,913
3,337	5.625%, 02/01/21	3,445
975	5.750%, 05/15/24	999
4,460	5.875%, 06/30/26 (e)	4,577
3,513	6.250%, 03/15/22	3,676
	Sabre GLBL, Inc.,
2,542	5.250%, 11/15/23 (e)	2,663
8,087	5.375%, 04/15/23 (e)	8,471
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	524
500	5.625%, 12/01/25	537
6,400	5.750%, 06/01/22	6,672
3,100	Sanchez Energy Corp., 6.125%, 01/15/23	2,085
2,791	SBA Communications Corp., 4.875%, 07/15/22	2,861
3,246	SBA Telecommunications, Inc., 5.750%, 07/15/20	3,343
	Scientific Games International, Inc.,
3,170	7.000%, 01/01/22 (e)	3,297
3,605	10.000%, 12/01/22	3,204
7,683	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	8,202

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Sealed Air Corp.,
1,400	4.875%, 12/01/22 (e)	1,472
1,750	5.125%, 12/01/24 (e)	1,839
1,233	5.250%, 04/01/23 (e)	1,307
600	6.500%, 12/01/20 (e)	688
3,905	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	3,964
15,842	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	16,555
	Service Corp. International,
3,041	5.375%, 01/15/22	3,193
7,080	5.375%, 05/15/24	7,537
2,735	7.500%, 04/01/27	3,200
700	7.625%, 10/01/18	782
1,240	8.000%, 11/15/21	1,466
850	SESI LLC, 7.125%, 12/15/21	825
408	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/19 (e)	430
2,664	Shingle Springs Tribal Gaming Authority, SHINGLE SPRINGS TRIBAL GAMING AUTH (ISSR), 9.750%, 09/01/21 (e)	2,937
910	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	904
	Sinclair Television Group, Inc.,
7,729	5.375%, 04/01/21	8,038
4,860	5.625%, 08/01/24 (e)	5,018
4,230	6.125%, 10/01/22	4,442
	Sirius XM Radio, Inc.,
1,505	4.625%, 05/15/23 (e)	1,505
10,455	5.375%, 04/15/25 (e)	10,739
6,527	5.375%, 07/15/26 (e)	6,654
3,275	5.750%, 08/01/21 (e)	3,414
8,890	6.000%, 07/15/24 (e)	9,457
	Six Flags Entertainment Corp.,
2,565	4.875%, 07/31/24 (e)	2,571
2,230	5.250%, 01/15/21 (e)	2,297
	SM Energy Co.,
1,760	5.000%, 01/15/24	1,408
1,354	5.625%, 06/01/25	1,124
1,957	6.500%, 11/15/21	1,717
3,416	6.500%, 01/01/23	2,904
	Smithfield Foods, Inc.,
2,625	5.250%, 08/01/18 (e)	2,651
5,530	5.875%, 08/01/21 (e)	5,765

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
4,075	6.625%, 08/15/22	4,310
2,030	Solera LLC/Solera Finance, Inc., 10.500%, 03/01/24 (e)	2,191
7,620	Southern Co. (The), 4.400%, 07/01/46	8,449
3,800	Southern Copper Corp., 5.875%, 04/23/45	3,734
	Southern Power Co.,
1,380	5.150%, 09/15/41	1,561
1,534	5.250%, 07/15/43	1,693
	Spectrum Brands, Inc.,
5,538	5.750%, 07/15/25	5,995
2,159	6.125%, 12/15/24	2,332
2,200	6.375%, 11/15/20	2,296
4,135	6.625%, 11/15/22	4,388
1,075	Speedway Motorsports, Inc., 5.125%, 02/01/23	1,099
2,325	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,471
	Springleaf Finance Corp.,
349	7.750%, 10/01/21	346
1,688	8.250%, 12/15/20	1,747
	Sprint Capital Corp.,
2,998	6.875%, 11/15/28	2,563
1,336	6.900%, 05/01/19	1,321
16,490	8.750%, 03/15/32	15,501
	Sprint Communications, Inc.,
1,828	6.000%, 12/01/16	1,844
2,727	6.000%, 11/15/22	2,340
8,626	7.000%, 03/01/20 (e)	9,154
5,925	7.000%, 08/15/20	5,628
478	8.375%, 08/15/17	495
14,460	9.000%, 11/15/18 (e)	15,671
779	9.125%, 03/01/17	802
305	11.500%, 11/15/21	336
	Sprint Corp.,
3,076	7.125%, 06/15/24	2,737
17,348	7.250%, 09/15/21	16,188
17,233	7.625%, 02/15/25	15,510
33,106	7.875%, 09/15/23	30,230
1,560	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	1,619
	Standard Industries, Inc.,
826	5.125%, 02/15/21 (e)	863
1,606	5.375%, 11/15/24 (e)	1,684
1,384	5.500%, 02/15/23 (e)	1,443
4,066	6.000%, 10/15/25 (e)	4,402

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,835	Station Casinos LLC, 7.500%, 03/01/21	1,941
	Steel Dynamics, Inc.,
1,125	5.125%, 10/01/21	1,170
625	5.250%, 04/15/23	654
2,600	5.500%, 10/01/24	2,756
1,935	6.375%, 08/15/22	2,032
1,945	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	2,013
1,623	Stone Energy Corp., 7.500%, 11/15/22	812
2,545	Stryker Corp., 4.625%, 03/15/46	2,962
650	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	642
6,195	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	6,241
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
510	5.500%, 08/15/22	471
391	7.500%, 07/01/21	388
	Sunoco Logistics Partners Operations LP,
5,150	5.300%, 04/01/44	5,082
7,420	5.350%, 05/15/45	7,542
	Sunoco LP/Sunoco Finance Corp.,
1,638	5.500%, 08/01/20 (e)	1,658
3,029	6.250%, 04/15/21 (e)	3,090
2,320	6.375%, 04/01/23 (e)	2,361
8,269	SUPERVALU, Inc., 7.750%, 11/15/22	7,194
4,815	Sysco Corp., 4.500%, 04/01/46	5,382
	Talen Energy Supply LLC,
878	4.625%, 07/15/19 (e)	832
2,351	6.500%, 06/01/25	2,069
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
850	5.250%, 05/01/23	833
1,500	6.375%, 08/01/22	1,530
2,750	6.750%, 03/15/24 (e)	2,867
655	6.875%, 02/01/21	671
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
185	5.625%, 03/01/24 (e)	186
1,795	5.875%, 04/15/23 (e)	1,849
1,665	Team Health, Inc., 7.250%, 12/15/23 (e)	1,815
	TEGNA, Inc.,
1,415	4.875%, 09/15/21 (e)	1,468
384	5.125%, 07/15/20	399
2,210	5.500%, 09/15/24 (e)	2,315
5,870	6.375%, 10/15/23	6,310

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Teleflex, Inc.,
368	4.875%, 06/01/26	376
875	5.250%, 06/15/24	910
	Tempur Sealy International, Inc.,
5,300	5.500%, 06/15/26 (e)	5,363
3,155	5.625%, 10/15/23	3,265
	Tenet Healthcare Corp.,
3,935	4.375%, 10/01/21	3,925
2,321	4.500%, 04/01/21	2,333
11,600	4.750%, 06/01/20	11,789
1,134	5.000%, 03/01/19	1,091
2,995	5.500%, 03/01/19	2,920
4,629	6.000%, 10/01/20	4,895
510	6.250%, 11/01/18	541
6,790	6.750%, 02/01/20	6,790
9,795	6.750%, 06/15/23	9,428
10,318	8.000%, 08/01/20	10,518
14,375	8.125%, 04/01/22	14,842
	Tenneco, Inc.,
2,225	5.000%, 07/15/26	2,275
1,072	5.375%, 12/15/24	1,134
	Terex Corp.,
10,370	6.000%, 05/15/21	10,551
4,100	6.500%, 04/01/20	4,172
1,402	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	1,406
	TerraForm Power Operating LLC,
3,741	5.875%, 02/01/23 (e)	3,755
4,273	6.125%, 06/15/25 (e)	4,252
480	Tesoro Corp., 5.125%, 04/01/24	485
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
893	5.500%, 10/15/19	949
5,079	5.875%, 10/01/20	5,206
5,820	6.125%, 10/15/21	6,053
5,267	6.250%, 10/15/22	5,478
1,540	6.375%, 05/01/24	1,624
5,545	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (e)	5,697
	Time Warner, Inc.,
1,890	4.650%, 06/01/44	2,101
10,590	4.850%, 07/15/45	12,254
5,500	Time, Inc., 5.750%, 04/15/22 (e)	5,376
	T-Mobile USA, Inc.,
595	5.250%, 09/01/18	607

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
2,880	6.000%, 03/01/23	3,045
794	6.000%, 04/15/24	847
1,715	6.125%, 01/15/22	1,806
1,296	6.250%, 04/01/21	1,356
2,355	6.375%, 03/01/25	2,520
1,360	6.500%, 01/15/24	1,455
9,845	6.500%, 01/15/26	10,662
1,571	6.625%, 11/15/20	1,618
4,187	6.625%, 04/01/23	4,494
14,994	6.633%, 04/28/21	15,762
14,410	6.731%, 04/28/22	15,095
4,532	6.836%, 04/28/23	4,838
	Toll Brothers Finance Corp.,
1,970	4.875%, 11/15/25	2,014
935	5.625%, 01/15/24	1,001
1,215	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	1,057
1,320	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (e)	1,648
	TransDigm, Inc.,
1,000	5.500%, 10/15/20	1,025
3,211	6.000%, 07/15/22	3,323
1,584	6.375%, 06/15/26 (e)	1,628
4,181	6.500%, 07/15/24	4,343
3,915	6.500%, 05/15/25	4,091
1,380	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	1,484
2,165	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	2,361
	Triumph Group, Inc.,
4,545	4.875%, 04/01/21	4,357
1,686	5.250%, 06/01/22	1,602
3,170	Tutor Perini Corp., 7.625%, 11/01/18	3,213
3,065	U.S. Airways 2013-1 Class B Pass-Through Trust, Series 2013-1, 5.375%, 11/15/21	3,133
2,086	U.S. Concrete, Inc., 6.375%, 06/01/24 (e)	2,139
538	UAL 2007-1 Pass-Through Trust, Series 071A, 6.636%, 07/02/22	575
2,950	UCI International LLC, 8.625%, 02/15/19 (d)	634
2,523	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,264
3,616	Unit Corp., 6.625%, 05/15/21	2,802
	United Rentals North America, Inc.,
1,498	4.625%, 07/15/23	1,528
3,281	5.500%, 07/15/25	3,373

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
2,520	5.750%, 11/15/24	2,615
1,015	5.875%, 09/15/26	1,054
6,478	6.125%, 06/15/23	6,802
115	7.375%, 05/15/20	119
10,342	7.625%, 04/15/22	11,047
988	United States Steel Corp., 8.375%, 07/01/21 (e)	1,078
2,120	Univar USA, Inc., 6.750%, 07/15/23 (e)	2,178
	Universal Health Services, Inc.,
288	3.750%, 08/01/19 (e)	296
420	4.750%, 08/01/22 (e)	433
	Univision Communications, Inc.,
5,175	5.125%, 05/15/23 (e)	5,317
5,830	5.125%, 02/15/25 (e)	5,998
5,253	6.750%, 09/15/22 (e)	5,608
368	8.500%, 05/15/21 (e)	386
1,560	US Foods, Inc., 5.875%, 06/15/24 (e)	1,630
2,011	USI, Inc., 7.750%, 01/15/21 (e)	2,031
950	Valvoline, Inc., 5.500%, 07/15/24 (e)	992
	VEREIT Operating Partnership LP,
548	4.125%, 06/01/21	570
244	4.875%, 06/01/26	256
	VeriSign, Inc.,
1,800	4.625%, 05/01/23	1,852
418	5.250%, 04/01/25	437
	Verizon Communications, Inc.,
2,970	4.125%, 08/15/46	3,000
11,025	4.522%, 09/15/48	11,748
13,520	4.862%, 08/21/46	15,072
1,130	Viacom, Inc., 4.375%, 03/15/43	976
2,880	Vista Outdoor, Inc., 5.875%, 10/01/23 (e)	3,017
	Voya Financial, Inc.,
4,645	4.800%, 06/15/46	4,772
13,110	VAR, 5.650%, 05/15/53	12,651
1,567	W&T Offshore, Inc., 8.500%, 06/15/19	435
	Walgreens Boots Alliance, Inc.,
1,800	4.650%, 06/01/46	2,025
9,770	4.800%, 11/18/44	11,064
433	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	446
2,210	WESCO Distribution, Inc., 5.375%, 06/15/24 (e)	2,271
	West Corp.,
1,377	4.750%, 07/15/21 (e)	1,394
3,139	5.375%, 07/15/22 (e)	2,935

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Western Digital Corp.,
7,185	7.375%, 04/01/23 (e)	7,823
14,250	10.500%, 04/01/24 (e)	16,067
1,071	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	1,063
353	Western Refining, Inc., 6.250%, 04/01/21	328
	Whiting Petroleum Corp.,
6,153	5.000%, 03/15/19	5,384
3,565	5.750%, 03/15/21	2,986
3,095	6.250%, 04/01/23	2,557
	Williams Partners LP/ACMP Finance Corp.,
6,415	4.875%, 05/15/23	6,373
7,443	6.125%, 07/15/22	7,614
	Windstream Services LLC,
1,400	6.375%, 08/01/23	1,211
3,284	7.500%, 06/01/22	3,021
3,689	7.500%, 04/01/23	3,339
19,925	7.750%, 10/01/21	18,929
1,155	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	1,097
	WMG Acquisition Corp.,
420	5.000%, 08/01/23 (e)	426
4,250	5.625%, 04/15/22 (e)	4,399
6,215	6.000%, 01/15/21 (e)	6,464
3,408	6.750%, 04/15/22 (e)	3,578
	WPX Energy, Inc.,
6,908	6.000%, 01/15/22	6,252
800	8.250%, 08/01/23	784
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
1,835	5.375%, 03/15/22	1,884
12,320	5.500%, 03/01/25 (e)	12,382
6,545	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	6,480
	Zayo Group LLC/Zayo Capital, Inc.,
12,810	6.000%, 04/01/23	13,322
750	6.375%, 05/15/25	785
12,073	Zebra Technologies Corp., 7.250%, 10/15/22	12,888
	ZF North America Capital, Inc.,
2,586	4.000%, 04/29/20 (e)	2,693
10,105	4.500%, 04/29/22 (e)	10,484
7,888	4.750%, 04/29/25 (e)	8,243

		4,129,619

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Venezuela — 0.1%
	Petroleos de Venezuela S.A.,
3,900	5.375%, 04/12/27	1,425
8,039	Reg. S, 6.000%, 11/15/26	2,914
3,416	Reg. S, 8.500%, 11/02/17	2,652
4,650	Reg. S, 9.000%, 11/17/21	2,249
2,500	Reg. S, 12.750%, 02/17/22	1,349

		10,589

	Total Corporate Bonds (Cost $4,966,447)	5,049,561

Foreign Government Securities — 3.4%
	Angola — 0.0% (g)
1,640	Republic of Angola, 9.500%, 11/12/25 (e)	1,558

	Argentina — 0.3%
1,420	City of Buenos Aires Argentina, 7.500%, 06/01/27 (e)	1,480
	Provincia de Buenos Aires,
1,312	Reg. S, 9.625%, 04/18/28	1,519
2,300	Reg. S, 9.950%, 06/09/21	2,570
4,499	Reg. S, 10.875%, 01/26/21	5,106
	Republic of Argentina,
3,060	6.250%, 04/22/19 (e)	3,244
7,360	6.875%, 04/22/21 (e)	7,912
1,400	7.000%, 04/17/17 (d)	1,429
12,370	7.125%, 07/06/36 (e)	12,568
1,490	7.500%, 04/22/26 (e)	1,618
1,830	7.625%, 04/22/46 (e)	1,949

		39,395

	Aruba — 0.0% (g)
2,220	Government of Aruba, 4.625%, 09/14/23 (e)	2,378

	Belarus — 0.1%
4,800	Republic of Belarus, 8.950%, 01/26/18	5,004

	Brazil — 0.2%
	Federative Republic of Brazil,
1,450	2.625%, 01/05/23	1,336
5,740	4.250%, 01/07/25	5,683
4,750	4.875%, 01/22/21	5,042
3,940	7.125%, 01/20/37	4,531
8,200	8.250%, 01/20/34	10,311

		26,903

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Cameroon — 0.0% (g)
600	Republic of Cameroon, Reg. S, 9.500%, 11/19/25	629

	Costa Rica — 0.1%
1,370	Instituto Costarricense de Electricidad, Reg. S, 6.950%, 11/10/21	1,452
	Republic of Costa Rica,
3,370	7.158%, 03/12/45 (e)	3,589
6,790	Reg. S, 9.995%, 08/01/20	8,176

		13,217

	Croatia — 0.1%
	Republic of Croatia,
5,990	Reg. S, 6.000%, 01/26/24	6,619
3,790	Reg. S, 6.750%, 11/05/19	4,155

		10,774

	Dominican Republic — 0.1%
	Government of Dominican Republic,
1,290	6.875%, 01/29/26 (e)	1,451
2,105	7.450%, 04/30/44 (e)	2,389
4,536	9.040%, 01/23/18 (e)	4,746
5,340	Reg. S, 7.500%, 05/06/21	5,994

		14,580

	Ecuador — 0.0% (g)
	Republic of Ecuador,
2,850	10.500%, 03/24/20 (e)	2,868
1,320	10.750%, 03/28/22 (e)	1,318

		4,186

	El Salvador — 0.1%
	Republic of El Salvador,
5,990	Reg. S, 7.750%, 01/24/23	6,574

	Ethiopia — 0.0% (g)
2,200	Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24 (e)	2,085

	Gabon — 0.0% (g)
1,800	Republic of Gabonese, Reg. S, 6.375%, 12/12/24	1,607

	Ghana — 0.0% (g)
4,550	Republic of Ghana, 10.750%, 10/14/30 (e)	4,949

	Honduras — 0.0% (g)
	Republic of Honduras,
4,180	Reg. S, 8.750%, 12/16/20	4,880

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Hungary — 0.1%
	Republic of Hungary,
2,830	5.375%, 03/25/24	3,190
6,340	5.750%, 11/22/23	7,303
2,152	7.625%, 03/29/41	3,179

		13,672

	Indonesia — 0.2%
	Republic of Indonesia,
4,550	5.875%, 01/15/24 (e)	5,318
6,680	6.750%, 01/15/44 (e)	9,055
2,440	Reg. S, 5.375%, 10/17/23	2,778
7,992	Reg. S, 11.625%, 03/04/19	9,880

		27,031

	Iraq — 0.1%
11,385	Republic of Iraq, Reg. S, 5.800%, 01/15/28	8,553

	Ivory Coast — 0.0% (g)
3,220	Republic of Ivory Coast, 6.375%, 03/03/28 (e)	3,224

	Jamaica — 0.1%
	Government of Jamaica,
1,250	7.875%, 07/28/45	1,411
5,440	8.000%, 06/24/19	5,875

		7,286

	Kazakhstan — 0.0% (g)
1,150	Republic of Kazakhstan, Reg. S, 5.125%, 07/21/25	1,256

	Kenya — 0.0% (g)
750	Citigroup, Inc., CLN, 0.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B)	563
2,420	Republic of Kenya, Reg. S, 6.875%, 06/24/24	2,287

		2,850

	Lebanon — 0.1%
	Republic of Lebanon,
4,500	6.600%, 11/27/26	4,410
5,050	Reg. S, 8.250%, 04/12/21	5,473

		9,883

	Mexico — 0.1%
	United Mexican States,
600	3.600%, 01/30/25	628
6,550	4.600%, 01/23/46	6,894

		7,522

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Morocco — 0.0% (g)
	Kingdom of Morocco,
1,400	Reg. S, 4.250%, 12/11/22	1,503
2,250	Reg. S, 5.500%, 12/11/42	2,571

		4,074

	Netherlands — 0.0% (g)
2,559	Republic of Angola Via Northern Lights III BV, Reg. S, 7.000%, 08/16/19	2,505

	Oman — 0.0% (g)
1,490	Republic of Oman, 4.750%, 06/15/26 (e)	1,529

	Pakistan — 0.1%
	Republic of Pakistan,
3,465	8.250%, 04/15/24 (e)	3,847
4,150	Reg. S, 6.750%, 12/03/19	4,425
1,004	Reg. S, 6.875%, 06/01/17	1,033

		9,305

	Panama — 0.1%
	Republic of Panama,
4,300	3.750%, 03/16/25	4,579
1,540	3.875%, 03/17/28	1,656
2,450	4.300%, 04/29/53	2,566
2,400	6.700%, 01/26/36	3,249

		12,050

	Paraguay — 0.0% (g)
670	Republic of Paraguay, 5.000%, 04/15/26 (e)	717

	Peru — 0.0% (g)
	Republic of Peru,
1,900	5.625%, 11/18/50	2,411
1,500	6.550%, 03/14/37	2,053

		4,464

	Philippines — 0.1%
	Republic of the Philippines,
1,760	5.500%, 03/30/26	2,259
7,080	10.625%, 03/16/25	11,691

		13,950

	Poland — 0.0% (g)
3,450	Republic of Poland, 5.000%, 03/23/22	3,941

	Romania — 0.1%
	Republic of Romania,
2,580	6.750%, 02/07/22 (e)	3,083
6,980	Reg. S, 6.125%, 01/22/44	8,969

		12,052

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Russia — 0.3%
	Russian Federation,
6,200	Reg. S, 4.875%, 09/16/23	6,727
8,200	Reg. S, 5.875%, 09/16/43	9,307
6,390	Reg. S, 12.750%, 06/24/28	11,374
2,339	Reg. S, SUB, 7.500%, 03/31/30	2,860

		30,268

	Serbia — 0.1%
8,330	Republic of Serbia, Reg. S, 7.250%, 09/28/21	9,590

	Slovenia — 0.1%
	Republic of Slovenia,
1,720	Reg. S, 5.250%, 02/18/24	1,965
4,020	Reg. S, 5.850%, 05/10/23	4,699

		6,664

	South Africa — 0.1%
	Republic of South Africa,
1,210	4.875%, 04/14/26	1,274
2,000	5.875%, 05/30/22	2,252
5,334	5.875%, 09/16/25	6,054
2,000	South Africa Government International Bond, 5.875%, 05/30/22	2,253

		11,833

	Sri Lanka — 0.1%
	Republic of Sri Lanka,
3,350	Reg. S, 5.875%, 07/25/22	3,455
2,590	Reg. S, 6.250%, 10/04/20	2,739

		6,194

	Turkey — 0.3%
	Republic of Turkey,
7,450	6.000%, 01/14/41	7,953
6,810	6.250%, 09/26/22	7,491
880	6.625%, 02/17/45	1,021
13,040	7.375%, 02/05/25	15,517

		31,982

	Ukraine — 0.1%
	Republic of Ukraine,
169	7.750%, 09/01/19 (e)	168
4,277	7.750%, 09/01/20 (e)	4,233
978	7.750%, 09/01/21 (e)	964
3,078	7.750%, 09/01/22 (e)	3,028
3,078	7.750%, 09/01/23 (e)	3,003
978	7.750%, 09/01/24 (e)	951
978	7.750%, 09/01/25 (e)	949

		13,296

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Uruguay — 0.1%
	Republic of Uruguay,
3,060	5.100%, 06/18/50	3,102
1,280	7.625%, 03/21/36	1,779
1,230	8.000%, 11/18/22	1,575

		6,456

	Venezuela — 0.1%
	Republic of Venezuela,
3,370	9.250%, 09/15/27	1,622
4,120	Reg. S, 7.650%, 04/21/25	1,751
3,650	Reg. S, 7.750%, 10/13/19	1,747
10,160	Reg. S, 9.000%, 05/07/23	4,509
2,490	Reg. S, 11.750%, 10/21/26	1,205
3,560	Reg. S, 11.950%, 08/05/31	1,704

		12,538

	Zambia — 0.0% (g)
	Republic of Zambia,
2,090	8.500%, 04/14/24 (e)	1,836
1,310	8.970%, 07/30/27 (e)	1,153

		2,989

	Total Foreign Government Securities (Cost $396,943)	416,393

Loan Assignments — 1.0%
	Australia — 0.0% (g)
1,584	FMG Resources Pty, Ltd., Term Loan B, VAR, 4.250%, 06/30/19	1,553

	Bermuda — 0.0% (g)
831	Floatel International Ltd., Initial Term Loan, VAR, 6.000%, 06/27/20	520

	Canada — 0.0% (g)
2,363	Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.250%, 10/21/21	2,310
302	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	273

		2,583

	Cayman Islands — 0.0% (g)
660	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	343

	Luxembourg — 0.0% (g)
1,700	Delta 2 Lux Sarl, 2nd Lien Facility, VAR, 7.750%, 07/29/22	1,666
992	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.250%, 03/11/22	993

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Luxembourg — continued

		2,659

	Netherlands — 0.0% (g)
465	NXP BV/NXP Funding LLC, Term B Loan, VAR, 3.750%, 12/07/20	469

	Singapore — 0.1%
3,674	Avago Technologies Ltd., Term B-1 Dollar Loan, VAR, 4.250%, 02/01/23	3,674

	United Kingdom — 0.0% (g)
2,135	Virgin Media Investments Holdings Ltd., F Facility, VAR, 3.649%, 06/30/23 ^	2,125

	United States — 0.9%
6,432	Albertson’s LLC, Term Loan B-5, VAR, 4.750%, 12/21/22	6,463
182	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	180
398	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	396
1,268	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	954
640	Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	641
1,534	Berry Plastics Corp., Term Loan H, VAR, 3.750%, 10/01/22	1,538
845	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	846
1,856	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	1,859
2,215	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	2,211
3,503	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	3,536
3,178	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22 ^	3,197
2,040	Dell International LLC, Term Loan B-2, VAR, 3.750%, 04/29/20	2,040
725	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	716
1,609	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	1,607
803	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	456
4,290	Dynegy, Inc., 1st Lien Initial Term Loan C, VAR, 5.000%, 06/27/23	4,290
614	EMI Group NA Holdings, Term B-3 Loan, VAR, 4.000%, 08/19/22	613
640	Energy Future Intermediate Holdings Co. LLC., Term Loan, VAR, 4.250%, 12/19/16	641

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
169	Entercom Radio LLC, Term B-2 Loan, VAR, 4.000%, 11/23/18	169
804	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	692
1,510	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 (d)	468
2,499	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.488%, 03/24/21	2,511
108	Fram Group Holdings, Inc., Term Loan, VAR, 7.000%, 07/29/17	102
851	Go Daddy Group, Inc. (The), Initial Term Loan, VAR, 4.250%, 05/13/21	852
1,792	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	1,794
640	Gray Television, Inc., Initial Term Loan, VAR, 3.938%, 06/13/21	643
5,407	iHeartCommunications, Inc., Term Loan D, VAR, 7.246%, 01/30/19	4,162
1,873	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.996%, 07/30/19	1,440
500	Infor U.S., Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20 ^	494
1,082	Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20	1,084
867	inVentiv Health, Inc., Term Loan B4, VAR, 7.750%, 05/15/18	867
2,088	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	1,480
640	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	640
1,412	Microsemi Corp., Closing Date Term B Loan, VAR, 3.750%, 01/15/23	1,420
2,976	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	3,006
456	Novolex/Hilex Poly 1st Lien Term Loan, VAR, 6.000%, 12/05/21	459
1,247	On Semiconductor Corp., Term Loan B, VAR, 5.250%, 03/31/23	1,261
1,273	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	1,275
5,084	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.250%, 04/29/20	5,086
1,269	Pinnacle Foods Finance LLC, Fourth Amendment Tranche I Term Loan, VAR, 3.750%, 01/13/23	1,272
747	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	750
1,602	Revlon, Inc., Term Loan B, VAR, 4.750%, 07/14/23 ^	1,600

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
395	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	396
2,125	Rite Aid Corp.,Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	2,128
2,695	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	2,599
1,217	Sabine Oil & Gas LLC, Term Loan, VAR, 12.000%, 12/31/18 (d)	55
710	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	710
1,589	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,549
1,001	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	1,005
900	Signode Industrial Group U.S., Inc. Initial Term B Loan, VAR, 3.750%, 05/01/21	895
395	Solar Winds Holdings, Inc., 1st Lien U.S. Term Loan, VAR, 6.500%, 02/03/23	398
2,168	Stardust Finance Holding, Inc., Senior Lien Term Loan, VAR, 6.500%, 03/14/22 ^	2,154
1,921	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	1,918
1,036	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	834
306	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	248
1,001	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 11/07/16 (d)	1,003
16,772	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.943%, 10/10/17 (d)	5,600
12,477	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.943%, 10/10/17 (d)	4,102
3,677	Texas Competitive Electric Holdings Co. LLC, Term Loan B, VAR, 5.000%, 07/26/23 ^	3,683
763	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	764
435	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	434
1,682	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,681
4,330	UPC Financing Partnership, Facility AH, VAR, 3.414%, 06/30/21 ^	4,309

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — continued
	3,840	UPC Financing Partnership, Senior Secured Term Loan AN, 2.750%, 08/31/24	3,825
	741	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	731
	754	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/20/15 (d)	—	(h)
	2,147	Viskase Companies, Inc., Initial Term Loan, VAR, 4.250%, 01/30/21 ^	1,986
	2,500	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	2,426
	1,889	Windstream, Term Loan B-6, VAR, 5.750%, 03/29/21	1,902

			113,046

		Total Loan Assignments (Cost $144,072)	126,972

	Preferred Securities — 6.4% (x)
		Australia — 0.0% (g)
	1,725	Australia & New Zealand Banking Group Ltd., VAR, 6.750%, 06/15/26 (e)	1,875

		Belgium — 0.1%
EUR	10,775	KBC Group N.V., VAR, 5.625%, 03/19/19	11,708

		Cayman Islands — 0.0% (g)
	3,924	XLIT Ltd., Series E, VAR, 6.500%, 04/15/17	2,708

		France — 0.2%
	4,410	BNP Paribas S.A., VAR, 7.375%, 08/19/25 (e)	4,498
		Credit Agricole S.A.,
	12,935	VAR, 6.625%, 09/23/19 (e)	12,327
	4,435	VAR, 8.125%, 12/23/25 (e)	4,668
GBP	2,000	Orange S.A., VAR, 5.875%, 02/07/22	2,831

			24,324

		Netherlands — 0.1%
EUR	2,500	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VAR, 5.500%, 06/29/20	2,753
GBP	4,400	Telefonica Europe B.V., VAR, 6.750%, 11/26/20	6,176

			8,929

		Spain — 0.0% (g)
		Banco Bilbao Vizcaya Argentaria S.A.,
EUR	1,800	Reg. S, VAR, 7.000%, 02/19/19	1,821
EUR	1,000	VAR, 6.750%, 02/18/20	1,014
	2,000	VAR, 9.000%, 05/09/18	2,065

			4,900

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Preferred Securities — continued
		Sweden — 0.1%
	5,000	Skandinaviska Enskilda Banken AB, VAR, 5.750%, 05/13/20	4,913
	5,000	Svenska Handelsbanken AB, VAR, 5.250%, 03/01/21	4,882
	5,000	Swedbank AB, VAR, 5.500%, 03/17/20	4,994

			14,789

		Switzerland — 0.2%
		Credit Suisse Group AG,
	6,385	VAR, 6.250%, 12/18/24 (e)	6,169
	2,646	VAR, 7.500%, 12/11/23 (e)	2,739
		UBS Group AG,
	5,000	VAR, 6.875%, 08/07/25	4,906
	5,000	VAR, 7.000%, 02/19/25	5,256
	2,000	VAR, 7.125%, 02/19/20	2,052

			21,122

		United Kingdom — 0.3%
		HSBC Holdings plc,
	4,840	VAR, 6.375%, 09/17/24	4,743
	6,000	VAR, 6.375%, 03/30/25	5,928
	6,852	VAR, 6.875%, 06/01/21	7,058
	12,498	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24	12,467
GBP	3,809	Nationwide Building Society, VAR, 6.875%, 06/20/19	4,845

			35,041

		United States — 5.4%
		American Express Co.,
	8,825	VAR, 5.200%, 11/15/19	8,670
	19,890	Series C, VAR, 4.900%, 03/15/20	19,194
		Bank of America Corp.,
	15,338	Series AA, VAR, 6.100%, 03/17/25	16,036
	7,495	Series DD, VAR, 6.300%, 03/10/26	8,167
	19,619	Series K, VAR, 8.000%, 01/30/18	19,936
	14,315	Series M, VAR, 8.125%, 05/15/18	14,637
	8,705	Series U, VAR, 5.200%, 06/01/23	8,553
	23,045	Series V, VAR, 5.125%, 06/17/19	22,527
	11,220	Series X, VAR, 6.250%, 09/05/24	11,753
	16,930	Series Z, VAR, 6.500%, 10/23/24	18,485
		Bank of New York Mellon Corp. (The),
	9,636	Series D, VAR, 4.500%, 06/20/23	9,447
	20,375	Series E, VAR, 4.950%, 06/20/20	20,782
	15,551	Series F, VAR, 4.625%, 09/20/26	15,512

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
21,570	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20	21,877
	Citigroup, Inc.,
18,431	VAR, 5.950%, 01/30/23	18,898
14,725	Series D, VAR, 5.350%, 05/15/23	14,423
10,670	Series M, VAR, 6.300%, 05/15/24	10,937
21,330	Series N, VAR, 5.800%, 11/15/19	21,330
10,010	Series O, VAR, 5.875%, 03/27/20	10,079
20,570	Series P, VAR, 5.950%, 05/15/25	21,181
7,020	Series R, VAR, 6.125%, 11/15/20	7,299
10,340	Series T, VAR, 6.250%, 08/15/26	11,141
	Fifth Third Bancorp,
17,625	VAR, 5.100%, 06/30/23	17,070
7,025	Series J, VAR, 4.900%, 09/30/19	6,551
48,057	General Electric Co., Series D, VAR, 5.000%, 01/21/21	51,691
	Goldman Sachs Group, Inc. (The),
25,078	Series L, VAR, 5.700%, 05/10/19	25,454
21,703	Series M, VAR, 5.375%, 05/10/20	22,035
8,835	Series O, VAR, 5.300%, 11/10/26	8,979
17,944	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	17,958
	Morgan Stanley,
26,970	Series H, VAR, 5.450%, 07/15/19	26,498
13,055	Series J, VAR, 5.550%, 07/15/20	13,218
	PNC Financial Services Group, Inc. (The),
9,588	VAR, 6.750%, 08/01/21	10,775
12,415	Series R, VAR, 4.850%, 06/01/23	12,120
13,910	State Street Corp., Series F, VAR, 5.250%, 09/15/20	14,605
12,540	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	12,948
9,885	U.S. Bancorp, Series I, VAR, 5.125%, 01/15/21	10,392
11,565	Wachovia Capital Trust III, VAR, 5.570%, 09/01/16	11,565
	Wells Fargo & Co.,
12,480	Series K, VAR, 7.980%, 03/15/18	13,273
27,592	Series S, VAR, 5.900%, 06/15/24	29,420
16,775	Series U, VAR, 5.875%, 06/15/25	18,474

		653,890

	Total Preferred Securities (Cost $765,383)	779,286

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — 1.5%
		Bermuda — 0.0% (g)
7		Bunge Ltd., 4.875% ($100 par value)	689

		Brazil — 0.1%
500		Banco Bradesco S.A. (Preference Shares)	4,396

		Cayman Islands — 0.0% (g)
3		XLIT Ltd., Series D, VAR, 3.800%, 08/30/16 ($1,000 par value) @	2,622

		Ireland — 0.0% (g)
5		Allergan plc, Series A, 5.500%, 03/01/18 ($1,000 par value)	4,157

		Israel — 0.0% (g)
3		Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18 ($1,000 par value)	2,878

		United States — 1.4%
24		Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value)	872
15		American Tower Corp., 5.500%, 02/15/18 ($100 par value)	1,643
5		American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	577
19		Anthem, Inc., 5.250%, 05/01/18 ($50 par value)	864
4		Bank of America Corp., Series L, 7.250% ($1,000 par value)	4,223
508		BB&T Corp., Series F, 5.200%, 11/01/17 ($25 par value) @	13,219
52		BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @	1,387
365		Capital One Financial Corp., Series D, 6.700%, 12/01/19 ($25 par value) @	10,457
—	(h)	Constar International, Inc., Class A ($0.01 par value)	—
8		Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value)	974
197		Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @	5,239
31		Dominion Resources, Inc., 6.375%, 07/01/17 ($50 par value)	1,640
213		Dominion Resources, Inc., Series A, 5.250% ($25 par value)	5,451
98 23		Duke Energy Corp., 5.125%, 01/15/73 ($25 par value) Exelon Corp., 6.500%, 06/01/17 ($50 par value)	2,586 1,176
16		Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	1,630

SHARES	SECURITY DESCRIPTION	VALUE
	United States — continued
12	GMAC Capital Trust I, Series 2, VAR, 6.411%, 02/15/40 ($25 par value)	305
675	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	18,259
430	Goldman Sachs Group, Inc. (The), Series K, VAR, 6.375%, 05/10/24 ($25 par value) @	12,324
65	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	2,045
9	Hess Corp., 8.000%, 02/01/19 ($50 par value)	597
25	Kinder Morgan, Inc., Series A, 9.750%, 10/26/18 ($49 par value)	1,238
35	Mandatory Exchangeable Trust, 5.750%, 06/01/19 ($100 par value) (e)	3,733
400	Morgan Stanley, Series E, VAR, 7.125%, 10/15/23 ($25 par value) @	12,064
300	Morgan Stanley, Series F, VAR, 6.875%, 01/15/24 ($25 par value) @	8,850
500	Morgan Stanley, Series I, VAR, 6.375%, 10/15/24 ($25 par value) @	14,005
9	NextEra Energy, Inc., 5.799%, 09/01/16 ($50 par value)	618
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,025
274	SCE Trust II, 5.100%, 03/15/18 ($25 par value) @	7,222
26	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	855
301	State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) @	8,864
575	State Street Corp., Series E, 6.000%, 12/15/19 ($25 par value) @	16,123
128	State Street Corp., Series G, VAR, 5.350%, 03/15/26 ($25 par value) @	3,542
5	Stericycle, Inc., 5.250%, 09/15/18 ($100 par value)	337
15	T-Mobile U.S., Inc., 5.500%, 12/15/17 ($50 par value)	1,190
15	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	1,176
42	Vornado Realty Trust, Series G, 6.625%, 08/31/16 ($25 par value) @	1,095
4	Wells Fargo & Co., Series L, 7.500% ($1,000 par value) @	5,101
15	Welltower, Inc., Series I, 6.500% ($50 par value) @	1,021

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
		United States — continued

			173,527

		Total Preferred Stocks (Cost $171,864)	188,269

NUMBER OF WARRANTS
Warrants — 0.0% (g)
		United States — 0.0% (g)
1		Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $42.50) (a)	—	(h)
1		Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $22.32) (a)	—
—	(h)	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $14.88) (a)	—

		Total Warrants (Cost $ — (h))	—	(h)

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.5%
66,135		U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $66,087)	66,161

Short-Term Investments — 1.8%
		Investment Company — 1.6%
196,410		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l)	196,410
		Time Deposit — 0.2%
18,400		Credit Agricole Corporate & Investment Bank, 0.360%, 08/01/16 (n)	18,400

		Total Short-Term Investments (Cost $214,810)	214,810

		Total Investments — 98.4% (Cost $11,373,911)	12,018,269
		Other Assets in Excess of Liabilities — 1.6%	195,545

		NET ASSETS — 100.0%	$12,213,814

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Investment Trusts (REITs)	8.1%
Banks	7.2
Oil, Gas & Consumable Fuels	6.2
Diversified Telecommunication Services	5.2
Media	5.0
Asset-Backed Securities	4.6
Pharmaceuticals	4.2
Non-Agency CMO	3.5
Foreign Government Securities	3.5
Insurance	3.4
Health Care Providers & Services	2.8
Capital Markets	2.7
Wireless Telecommunication Services	2.3
Semiconductors & Semiconductor Equipment	2.2
Hotels, Restaurants & Leisure	2.0
Chemicals	1.8
Diversified Financial Services	1.5
Software	1.5
Electric Utilities	1.4
Commercial Mortgage-Backed Securities	1.4
Food Products	1.4
Specialty Retail	1.3
Metals & Mining	1.3
Auto Components	1.3
Tobacco	1.2
Consumer Finance	1.2
IT Services	1.1
Automobiles	1.1
Food & Staples Retailing	1.0
Aerospace & Defense	1.0
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	14.8
Short-Term Investments	1.8

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(2,657)	Euro FX	09/19/16	USD	(372,030)	6,139
(3,336)	GBP FX	09/19/16	USD	(276,200)	23,647
(10,055)	5 Year U.S. Treasury Note	09/30/16	USD	(1,226,867)	(19,581)

					10,205

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of July 31, 2016. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
CVA	—	Dutch Certification
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
HKD	—	Hong Kong Dollar
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SDR	—	Special Drawing Rights
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2016.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2016.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%
(h)	—	Amount rounds to less than 500 (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of July 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of July 31, 2016.
^	—	All or a portion of the security is unsettled as of July 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$900,387
Aggregate gross unrealized depreciation	(256,029)

Net unrealized appreciation/depreciation	$644,358

Federal income tax cost of investments	$11,373,911

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Futures are generally valued on the basis of available market quotations.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$107,880	$—		$107,880
Belgium	—	28,065	—		28,065
Bermuda	1,594	—	—		1,594
Brazil	31,366	—	—		31,366
Canada	37,296	—	—		37,296
Chile	9,697	—	—		9,697
China	—	8,496	—		8,496
Czech Republic	—	30,684	—		30,684
Denmark	—	36,408	—		36,408
Finland	—	84,131	—		84,131
France	—	216,682	—		216,682
Germany	—	110,927	—		110,927
Hong Kong	—	59,114	—		59,114
Hungary	—	5,970	—		5,970
India	—	14,233	—		14,233
Indonesia	—	4,563	—		4,563
Ireland	36,949	5,519	—		42,468
Italy	—	41,111	—		41,111
Japan	—	119,938	—		119,938
Luxembourg	—	8,252	—		8,252
Mexico	13,119	—	—		13,119
Netherlands	—	108,236	—		108,236
Norway	—	24,506	—		24,506
Poland	—	4,625	—		4,625
Portugal	—	10,885	—		10,885
Russia	3,165	24,134	—		27,299
Singapore	—	5,523	—		5,523
South Africa	—	50,992	—		50,992
South Korea	6,096	18,368	—		24,464
Spain	234	74,944	—		75,178
Sweden	—	16,001	—		16,001
Switzerland	9,629	64,188	—		73,817
Taiwan	15,630	72,655	—		88,285
Thailand	—	6,038	—		6,038
Turkey	—	7,541	—		7,541
United Arab Emirates	—	5,533	—		5,533
United Kingdom	—	469,247	—		469,247
United States	1,934,662	—	120		1,934,782

Total Common Stocks	2,099,437	1,845,389	120		3,944,946

Preferred Stocks
Bermuda	689	—	—		689
Brazil	4,396	—	—		4,396
Cayman Islands	—	—	2,622		2,622
Ireland	4,157	—	—		4,157
Israel	2,878	—	—		2,878
United States	168,769	4,758	—	(a)	173,527

Total Preferred Stocks	180,889	4,758	2,622		188,269

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Debt Securities
Asset-Backed Securities
United States	—	70,104	487,721	557,825
Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	416,752	3,254	420,006
Commercial Mortgage-Backed Securities
United States	—	101,824	65,698	167,522
Convertible Bonds
Austria	—	3,296	—	3,296
Bermuda	—	1,926	—	1,926
Cayman Islands	—	6,512	—	6,512
France	—	1,603	—	1,603
Germany	—	749	—	749
Hong Kong	—	573	—	573
Japan	—	974	—	974
Luxembourg	—	2,559	—	2,559
Malaysia	—	395	—	395
Netherlands	—	7,272	—	7,272
Singapore	—	2,523	—	2,523
Spain	—	6,065	—	6,065
United Arab Emirates	—	4,574	—	4,574
United Kingdom	—	8,768	—	8,768
United States	—	38,729	—	38,729

Total Convertible Bonds	—	86,518	—	86,518

Corporate Bonds
Argentina	—	3,245	—	3,245
Australia	—	14,016	—	14,016
Azerbaijan	—	2,906	—	2,906
Bahamas	—	969	—	969
Bermuda	—	20,153	—	20,153
Brazil	—	6,502	—	6,502
Canada	—	195,610	—	195,610
Cayman Islands	—	17,615	—	17,615
Chile	—	5,777	—	5,777
Colombia	—	7,243	—	7,243
Croatia	—	2,718	—	2,718
Finland	—	2,075	—	2,075
France	—	27,670	—	27,670
Georgia	—	6,180	—	6,180
Germany	—	6,592	—	6,592
Hungary	—	4,240	—	4,240
Indonesia	—	18,108	—	18,108
Ireland	—	49,821	—	49,821
Israel	—	6,090	—	6,090
Italy	—	11,990	—	11,990
Japan	—	4,460	—	4,460
Kazakhstan	—	15,240	—	15,240

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liberia	—	1,542	—	1,542
Luxembourg	—	200,588	—	200,588
Malaysia	—	1,370	—	1,370

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Mexico	—	50,154	—		50,154
Morocco	—	16,588	—		16,588
Netherlands	—	115,409	—		115,409
Peru	—	8,219	—		8,219
Singapore	—	512	—		512
Sri Lanka	—	682	—		682
Turkey	—	2,993	—		2,993
United Arab Emirates	—	3,561	—		3,561
United Kingdom	—	78,515	—		78,515
United States	—	4,104,009	25,610		4,129,619
Venezuela	—	10,589	—		10,589

Total Corporate Bonds	—	5,023,951	25,610		5,049,561

Preferred Securities
Australia	—	1,875	—		1,875
Belgium	—	11,708	—		11,708
Cayman Islands	—	2,708	—		2,708
France	—	24,324	—		24,324
Netherlands	—	8,929	—		8,929
Spain	—	4,900	—		4,900
Sweden	—	14,789	—		14,789
Switzerland	—	21,122	—		21,122
United Kingdom	—	35,041	—		35,041
United States	—	653,890	—		653,890

Total Preferred Securities	—	779,286	—		779,286

Loan Assignments
Australia	—	1,553	—		1,553
Bermuda	—	520	—		520
Canada	—	2,583	—		2,583
Cayman Islands	—	343	—		343
Luxembourg	—	2,659	—		2,659
Netherlands	—	469	—		469
Singapore	—	3,674	—		3,674
United Kingdom	—	2,125	—		2,125
United States	—	113,046	—	(b)	113,046

Total Loan Assignments	—	126,972	—		126,972

Foreign Government Securities	—	415,830	563		416,393
U.S. Treasury Obligation	—	66,161	—		66,161
Warrants
United States		—	—	(b)	—	(b)
Short-Term Investment
Investment Company	196,410	—	—		196,410
Time Deposit	—	18,400	—		18,400

Total Investments in Securities	2,476,736	8,955,945	585,588		12,018,269

Appreciation in Other Financial Instruments
Futures Contracts	$29,786	$—	$—		$29,786

Depreciation in Other Financial Instruments
Futures Contracts	$(19,581)	$—	$—		$(19,581)

(a) Value is zero.

(b) Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers among any levels during the period ended July 31, 2016.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2015		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2016
Asset-Backed Securities — United States	$471,259		$1,586	$(2,782)	$1,505	$105,432	$(81,103)	$19,588	$(27,764)	$487,721
Collateralized Mortgage Obligations — Non-Agency CMO — United States	3,628		—	(111)	16	—	(279)	—	—	3,254
Commercial Mortgage-Backed Securities — United States	62,029		—	(1,448)	(4)	7,047	(5,491)	3,565	—	65,698
Common Stocks — United States	180		19	(17)	—	216	(278)	—	—	120
Convertible Bonds — United States	277		56	(76)	—	15	(272)	—	—	—	(a)
Corporate Bonds — Bahamas	3,239		—	—	—	—	—	—	(3,239)	—	(a)
Corporate Bonds — Canada	—	(b)	—	— (b)	—	—	—	—	—	—	(a)
Corporate Bonds — United States	105		(754)	2,704	17	302	(695)	23,931	—	25,610
Foreign Government Securities	5,053		(6,119)	6,255	60	—	(4,686)	—	—	563
Loan Assignments — United States	1,556		—	9	(1)	—	(1,564)	—	—	—	(a)
Preferred Stocks — Cayman Islands	—		—	(142)	—	—	—	2,764	—	2,622
Preferred Stocks — United States	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — United States	—	(b)	—	— (b)	—	—	—	—	—	—	(a)
						—
Total	$547,326		$(5,212)	$4,392	$1,593	$113,012	$(94,368)	$49,848	$(31,003)	$585,588

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than $500.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $(566,000).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at July 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	—	(a)	Pending Sale Amount (b)	Discount for lack of marketability (c)	100.00% (100.00%)

Common Stocks	—
	$2,622		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.79% (4.79%)
	—	(a)	Pending Sale Amount (b)	Discount for lack of marketability (c)	100.00% (100.00%)

Preferred Stocks	2,622
	25,607		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00%—18.50% (7.77%)
	3		Pending Sale Amount	Discount for lack of marketability (c)	25.86% (25.86%)
	—	(a)	Pending Distribution	Discount for potential outcome (c)	100% (100%)

Corporate Bonds	25,610
	487,721		Discounted Cash Flow	Constant Prepayment Rate	0.00%—11.00% (4.08%)
				Constant Default Rate	0.00%—38.00% (8.17%)
				Yield (Discount Rate of Cash Flows)	1.30%—9.98% (3.75%)

Asset-Backed Securities	487,721
	3,254		Discounted Cash Flow	Constant Prepayment Rate	4.00%—21.26% (12.17%)
				Constant Default Rate	0.00%—7.82% (2.72%)
				Yield (Discount Rate of Cash Flows)	3.67%—10.41% (6.81%)

Collateralized Mortgage Obligations	3,254
	60,377		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.64%—199.00% (33.39%)

Commercial Mortgage-Backed Securities	60,377
	—	(d)	Pending Distribution	Projected Losses	100% (100%)

Loan Assignments	—	(d)
Warrants	—	(d)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$579,584

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At July 31, 2016, the value of these investments was approximately $6,004,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Value is zero.
(b)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(d)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.7%
	Australia — 11.6%
7,266	Aristocrat Leisure Ltd.	88,187
8,555	BlueScope Steel Ltd.	55,191
5,776	Challenger Ltd.	41,766
1,282	Domino’s Pizza Enterprises Ltd.	73,447
13,217	Evolution Mining Ltd.	28,925
9,852	Fortescue Metals Group Ltd.	33,601
1,638	Magellan Financial Group Ltd.	28,485
9,968	Origin Energy Ltd.	42,032
490	Ramsay Health Care Ltd.	29,354
8,710	Regis Resources Ltd.	27,076
5,356	Santos Ltd.	18,309
29,118	South32 Ltd. (a)	41,059
12,567	St. Barbara Ltd. (a)	29,321
5,722	TPG Telecom Ltd.	55,935
8,228	Treasury Wine Estates Ltd.	60,438
28,049	Whitehaven Coal Ltd. (a)	36,257

		689,383

	Belgium — 2.1%
1,559	D’ieteren S.A.	68,312
1,002	Umicore S.A.	57,975

		126,287

	China — 1.0%
6,000	AAC Technologies Holdings, Inc.	56,085

	Denmark — 2.1%
609	NNIT A/S (e) Reg. S	25,125
743	Royal Unibrew A/S	34,175
6,108	TDC A/S	32,158
480	Vestas Wind Systems A/S	33,557

		125,015

	Finland — 3.8%
1,276	Cramo OYJ	30,141
761	Huhtamaki OYJ	33,438
1,191	Metso OYJ	33,049
861	Nokian Renkaat OYJ	32,007
1,135	Tieto OYJ	32,681
1,656	UPM-Kymmene OYJ	34,151
4,318	YIT OYJ	29,316

		224,783

	France — 6.9%
1,698	IPSOS	55,923
331	SEB S.A.	44,075
483	Sopra Steria Group	56,726

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
1,984	Tarkett S.A.	63,942
860	Technip S.A.	48,218
775	Thales S.A.	70,587
1,662	Ubisoft Entertainment S.A. (a)	68,215

		407,686

	Germany — 1.2%
299	Bechtle AG	34,607
852	Vonovia SE	33,780

		68,387

	Hong Kong — 2.3%
57,000	Lee & Man Paper Manufacturing Ltd.	44,077
4,000	Link REIT	29,885
14,500	Techtronic Industries Co., Ltd.	61,404

		135,366

	Ireland — 2.3%
860	DCC plc	76,746
1,383	James Hardie Industries plc, CDI	22,947
335	Paddy Power Betfair plc	38,927

		138,620

	Israel — 0.8%
5,000	Plus500 Ltd.	48,968

	Italy — 4.8%
5,467	Amplifon S.p.A.	54,559
96,509	Banca Popolare di Milano Scarl	46,906
9,640	OVS S.p.A. (e) Reg. S	56,705
2,033	Recordati S.p.A.	65,982
25,685	UniCredit S.p.A.	63,012

		287,164

	Japan — 27.2%
1,500	Alps Electric Co., Ltd.	33,410
10,000	Aozora Bank Ltd.	36,694
300	Daito Trust Construction Co., Ltd.	50,376
1,700	DMG Mori Co., Ltd.	17,652
800	Don Quijote Holdings Co., Ltd.	31,398
8,000	Ebara Corp.	43,507
3,000	EDION Corp.	25,039
14,000	Fukuoka Financial Group, Inc.	53,489
3,000	Hitachi Metals Ltd.	33,353
2,000	Iida Group Holdings Co., Ltd.	39,596
2,000	Japan Exchange Group, Inc.	28,186

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
700	Kansai Paint Co., Ltd.	14,659
400	Kose Corp.	36,836
2,000	M3, Inc.	63,998
3,900	Minebea Co., Ltd.	30,928
5,400	Mitsubishi Chemical Holdings Corp.	29,168
17,000	Mitsubishi Materials Corp.	44,675
3,500	Next Co., Ltd.	33,722
700	Nihon M&A Center, Inc.	42,912
15,700	Nippon Light Metal Holdings Co., Ltd.	35,641
16	Nippon Prologis REIT, Inc.	40,012
500	Nitori Holdings Co., Ltd.	62,186
1,900	Nomura Real Estate Holdings, Inc.	32,768
6,400	NSK Ltd.	53,834
13,000	NTN Corp.	41,796
3,900	Obayashi Corp.	42,653
1,400	Open House Co., Ltd.	39,755
1,400	Park24 Co., Ltd.	47,416
2,700	Raito Kogyo Co. Ltd.	31,664
8,000	Ryobi Ltd.	37,921
100	Ryohin Keikaku Co., Ltd.	22,201
4,000	SCREEN Holdings Co., Ltd.	47,383
30,000	Shinsei Bank Ltd.	45,005
200	Sosei Group Corp. (a)	31,759
4,000	Sumitomo Chemical Co., Ltd.	17,704
7,000	Sumitomo Seika Chemicals Co. Ltd.	42,143
1,800	Suruga Bank Ltd.	41,042
8,000	Taisei Corp.	71,946
4,900	Takara Leben Co., Ltd.	38,304
2,000	Tokyo Electric Power Co. Holdings, Inc. (a)	7,844
300	Trend Micro, Inc.	10,893
19,000	UACJ Corp.	46,730
6,400	Yamada Denki Co., Ltd.	33,748

		1,611,946

	Netherlands — 1.1%
2,935	Intertrust N.V. (a) (e) Reg. S	66,688

	New Zealand — 1.1%
16,298	Air New Zealand Ltd.	25,961
5,287	Fletcher Building Ltd.	37,008

		62,969

	Norway — 1.1%
1,059	Salmar ASA	33,025
5,045	Skandiabanken ASA (a) (e) Reg. S	34,580

		67,605

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Africa — 0.5%
1,970	Mediclinic International plc	27,969

	Spain — 2.5%
237	Aena S.A. (e) Reg. S	34,185
3,094	Applus Services S.A. (a)	32,891
612	CIE Automotive S.A.	11,886
1,609	Gamesa Corp., Tecnologica S.A.	34,141
5,362	Prosegur Cia de Seguridad S.A.	36,455

		149,558

	Sweden — 5.9%
1,955	BillerudKorsnas AB	33,981
8,610	Cloetta AB, Class B	31,392
1,224	Fastighets AB Balder, Class B (a)	33,455
3,320	Granges AB	33,754
1,559	Indutrade AB	32,968
1,040	Intrum Justitia AB	33,390
2,668	Inwido AB	33,511
4,140	KappAhl AB	20,305
5,776	Nobina AB (e) Reg. S	31,718
910	Swedish Match AB	33,197
2,036	Thule Group AB (e) Reg. S	32,666

		350,337

	Switzerland — 5.4%
53	dorma+kaba Holding AG, Class B	38,694
36	Givaudan S.A.	73,935
1,244	Oriflame Holding AG (a)	32,044
28	SGS S.A.	61,943
12	Sika AG	56,217
549	Sulzer AG	55,741

		318,574

	United Kingdom — 13.5%
6,800	888 Holdings plc	20,271
2,690	Admiral Group plc	76,993
1,280	Aggreko plc	21,793
1,660	Anglo American plc	18,180
6,000	Ashtead Group plc	94,964
5,300	Beazley plc	27,762
555	BGEO Group plc (a)	20,060
1,350	Hikma Pharmaceuticals plc	47,008
2,310	Informa plc	21,825
1,623	Intermediate Capital Group plc	12,296
670	Intertek Group plc	32,144
8,200	ITV plc	21,262
3,450	JD Sports Fashion plc	57,372

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
670	Johnson Matthey plc	29,036
3,680	Micro Focus International plc	94,321
5,200	Old Mutual plc	14,470
850	Provident Financial plc	30,482
200	Randgold Resources Ltd.	23,536
3,900	Sage Group plc (The)	36,775
3,096	Subsea 7 S.A. (a)	33,461
2,620	Tate & Lyle plc	25,073
1,600	United Utilities Group plc	21,525
1,160	Weir Group plc (The)	22,476

		803,085

	United States — 0.5%
550	Carnival plc	26,455

	Total Common Stocks (Cost $5,248,345)	5,792,930

Preferred Stocks — 1.1%
	Germany — 1.1%
1,082	Jungheinrich AG	33,003
418	Sartorius AG	33,422

		66,425

	Total Preferred Stocks (Cost $57,884)	66,425

	Total Investments — 98.8% (Cost $5,306,229)	5,859,355
	Other Assets in Excess of Liabilities — 1.2%	69,345

	NET ASSETS — 100.0%	$5,928,700

Percentages indicated are based on net assets.

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Metals & Mining	7.7%
Machinery	6.3
Banks	5.8
Chemicals	5.5
Hotels, Restaurants & Leisure	4.2
Real Estate Management & Development	3.9
Software	3.6
Specialty Retail	3.4
Commercial Services & Supplies	3.0
Construction & Engineering	3.0
Trading Companies & Distributors	2.7
Capital Markets	2.6
Household Durables	2.5
Pharmaceuticals	2.5
Media	2.3
Professional Services	2.2
IT Services	2.1
Insurance	2.0
Diversified Financial Services	2.0
Health Care Providers & Services	1.9
Building Products	1.7
Oil, Gas & Consumable Fuels	1.6
Beverages	1.6
Electronic Equipment, Instruments & Components	1.5
Food Products	1.5
Health Care Technology	1.5
Diversified Telecommunication Services	1.5
Energy Equipment & Services	1.4
Paper & Forest Products	1.3
Industrial Conglomerates	1.3
Aerospace & Defense	1.2
Real Estate Investment Trusts (REITs)	1.2
Personal Products	1.2
Distributors	1.2
Electrical Equipment	1.2
Containers & Packaging	1.2
Construction Materials	1.0
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	6.7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

CDI	—	CHESS Depository Interest
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration secu-rities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
(a)	—	Non-incomeproducing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$619,834
Aggregate gross unrealized depreciation	(66,708)

Net unrealized appreciation/depreciation	$553,126

Federal income tax cost of investments	$5,306,229

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$5,859,355	$—	$5,859,355

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.7%
	Australia — 1.1%
1,626	BHP Billiton Ltd.	24,099
768	BHP Billiton plc	9,689
1,794	South32 Ltd. (a)	2,530

		36,318

	Belgium — 2.0%
530	Anheuser-Busch InBev S.A./N.V.	68,438

	China — 3.4%
193	Baidu, Inc., ADR (a)	30,867
31,099	CNOOC Ltd.	37,481
6,079	Ping An Insurance Group Co. of China Ltd., Class H	28,527
13,730	Wynn Macau Ltd.	22,385

		119,260

	Denmark — 1.3%
763	Novo Nordisk A/S, Class B	43,387

	France — 10.7%
879	Accor S.A.	36,784
1,889	AXA S.A.	38,455
361	BNP Paribas S.A.	17,912
265	Essilor International S.A.	33,936
8	Hermes International	3,595
305	Imerys S.A.	21,619
132	Kering	25,018
228	LVMH Moet Hennessy Louis Vuitton SE	39,121
282	Pernod Ricard S.A.	32,249
616	Sanofi	52,438
757	Schneider Electric SE	49,402
358	Technip S.A.	20,073

		370,602

	Germany — 6.3%
346	Allianz SE	49,596
405	Bayer AG	43,582
227	Continental AG	47,556
165	Fresenius Medical Care AG & Co. KGaA	15,065
734	SAP SE	64,209

		220,008

	Hong Kong — 4.5%
5,301	Cheung Kong Property Holdings Ltd.	38,039
7,872	China Overseas Land & Investment Ltd.	25,966
4,030	CK Hutchison Holdings Ltd.	47,230
6,606	Hang Lung Properties Ltd.	14,316
8,011	Sands China Ltd.	30,652

		156,203

	India — 1.1%
549	HDFC Bank Ltd., ADR	38,026

SHARES	SECURITY DESCRIPTION	VALUE($)
	Indonesia — 0.7%
43,232	Astra International Tbk PT	25,598

	Israel — 1.1%
699	Teva Pharmaceutical Industries Ltd., ADR	37,394

	Japan — 22.6%
2,767	Astellas Pharma, Inc.	46,100
356	Daikin Industries Ltd.	30,908
214	FANUC Corp.	35,799
1,565	Honda Motor Co., Ltd.	42,390
3,916	Inpex Corp.	31,128
1,753	Japan Tobacco, Inc.	68,374
1,311	KDDI Corp.	40,222
58	Keyence Corp.	41,053
1,346	Komatsu Ltd.	26,145
3,232	Kubota Corp.	46,824
696	Makita Corp.	48,967
1,406	Mitsui Fudosan Co., Ltd.	30,434
415	Nidec Corp.	37,694
235	Nitto Denko Corp.	15,730
600	Shin-Etsu Chemical Co., Ltd.	40,916
187	SMC Corp.	48,949
1,914	Sumitomo Mitsui Financial Group, Inc.	60,679
441	Tokyo Electron Ltd.	37,880
938	Toyota Motor Corp.	52,583

		782,775

	Netherlands — 5.4%
679	Akzo Nobel N.V.	43,904
371	ASML Holding N.V.	40,722
3,621	ING Groep N.V.	40,486
2,453	Royal Dutch Shell plc, Class A	63,325

		188,437

	South Africa — 1.0%
216	Naspers Ltd., Class N	33,960

	South Korea — 2.5%
95	Hyundai Mobis Co., Ltd.	21,580
95	Samsung Electronics Co., Ltd., Reg. S, GDR	65,129

		86,709

	Switzerland — 10.3%
518	Cie Financiere Richemont S.A.	31,492
817	Credit Suisse Group AG (a)	9,390
9,682	Glencore plc (a)	23,897
835	LafargeHolcim Ltd. (a)	39,789
945	Novartis AG	78,391
307	Roche Holding AG	78,423
3,925	UBS Group AG	53,957

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
177	Zurich Insurance Group AG (a)	42,437
		357,776
	Taiwan — 1.3%
1,654	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	45,952

	United Kingdom — 19.6%
761	Aggreko plc	12,962
1,848	ARM Holdings plc	41,141
7,541	Barclays plc	15,377
927	British American Tobacco plc	59,138
2,235	Burberry Group plc	38,994
9,865	HSBC Holdings plc	64,448
717	Imperial Brands plc	37,777
32,579	Lloyds Banking Group plc	22,915
4,681	Meggitt plc	27,112
890	Persimmon plc	19,882
3,572	Prudential plc	62,965
728	Rio Tinto Ltd.	27,779
543	Rio Tinto plc	17,616
4,743	Standard Chartered plc	37,924
865	Travis Perkins plc	17,856
1,397	Tullow Oil plc (a)	3,680
993	Unilever plc	46,469
24,977	Vodafone Group plc	75,877
2,272	WPP plc	50,972

		680,884

	United States — 0.8%
441	Shire plc	28,490

	Total Common Stocks (Cost $3,168,637)	3,320,217

Preferred Stock — 1.4%
	Germany — 1.4%
371	Henkel AG & Co. KGaA (Cost $34,191)	46,223

Short-Term Investment — 3.1%
	Investment Company — 3.1%
108,582	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $108,582)	108,582

	Total Investments — 100.2% (Cost $3,311,410)	3,475,022
	Liabilities in Excess of Other Assets — (0.2)%	(5,659)

	NET ASSETS — 100.0%	$3,469,363

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.9%
Banks	8.6
Insurance	6.4
Machinery	5.9
Semiconductors & Semiconductor Equipment	4.8
Tobacco	4.8
Textiles, Apparel & Luxury Goods	4.0
Oil, Gas & Consumable Fuels	3.9
Automobiles	3.5
Wireless Telecommunication Services	3.3
Real Estate Management & Development	3.1
Metals & Mining	3.0
Beverages	2.9
Chemicals	2.9
Hotels, Restaurants & Leisure	2.6
Electrical Equipment	2.5
Media	2.4
Auto Components	2.0
Technology Hardware, Storage & Peripherals	1.9
Software	1.8
Capital Markets	1.8
Construction Materials	1.8
Industrial Conglomerates	1.4
Personal Products	1.3
Household Products	1.3
Electronic Equipment, Instruments & Components	1.2
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	5.9
Short-Term Investment	3.1

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$446,311
Aggregate gross unrealized depreciation	(282,699)

Net unrealized appreciation/depreciation	$163,612

Federal income tax cost of investments	$3,311,410

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$36,318	$—	$36,318
Belgium	—	68,438	—	68,438
China	30,867	88,393	—	119,260
Denmark	—	43,387	—	43,387
France	—	370,602	—	370,602
Germany	—	220,008	—	220,008
Hong Kong	—	156,203	—	156,203
India	38,026	—	—	38,026
Indonesia	—	25,598	—	25,598
Israel	37,394	—	—	37,394
Japan	—	782,775	—	782,775
Netherlands	—	188,437	—	188,437
South Africa	—	33,960	—	33,960
South Korea	—	86,709	—	86,709
Switzerland	—	357,776	—	357,776
Taiwan	45,952	—	—	45,952
United Kingdom	—	680,884	—	680,884
United States	—	28,490	—	28,490

Total Common Stocks	152,239	3,167,978	—	3,320,217

Preferred Stock
Germany	—	46,223	—	46,223
Short-Term Investment
Investment Company	108,582	—	—	108,582

Total Investments in Securities	$260,821	$3,214,201	$—	$3,475,022

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.8%
	Australia — 4.2%
2,083	Australia & New Zealand Banking Group Ltd.	40,973
5,947	Goodman Group	34,109
2,720	Oil Search Ltd.	14,903
3,411	Westfield Corp.	27,726

		117,711

	Belgium — 2.2%
480	Anheuser-Busch InBev S.A./N.V.	62,022

	China — 0.8%
4,436	ENN Energy Holdings Ltd.	21,185

	Denmark — 4.0%
440	Chr Hansen Holding A/S	27,695
224	Genmab A/S (a)	40,681
744	Novo Nordisk A/S, Class B	42,299

		110,675

	Finland — 0.8%
1,059	UPM-Kymmene OYJ	21,847

	France — 9.9%
549	Airbus Group SE	32,370
1,389	AXA S.A.	28,270
728	BNP Paribas S.A.	36,106
403	Capgemini S.A.	38,745
835	Klepierre	40,051
349	Renault S.A.	30,528
571	Technip S.A.	31,994
394	Thales S.A.	35,866

		273,930

	Germany — 6.4%
240	Adidas AG	39,489
174	Bayer AG	18,733
144	Continental AG	30,174
336	Daimler AG	22,822
2,014	Infineon Technologies AG	33,386
311	Siemens AG	33,730

		178,334

	Hong Kong — 1.6%
7,504	China Overseas Land & Investment Ltd.	24,753
1,737	CK Hutchison Holdings Ltd.	20,360

		45,113

	India — 1.0%
404	HDFC Bank Ltd., ADR	27,974

	Italy — 3.2%
8,954	Enel S.p.A.	41,213

SHARES	SECURITY DESCRIPTION	VALUE($)
	Italy — continued
4,109	Snam S.p.A.	23,786
27,157	Telecom Italia S.p.A. (a)	23,205

		88,204

	Japan — 23.4%
512	Daikin Industries Ltd.	44,428
910	Daiwa House Industry Co., Ltd.	25,514
685	Dentsu, Inc.	32,731
2,280	DMG Mori Co., Ltd.	23,673
403	Izumi Co., Ltd.	17,462
869	Japan Airlines Co., Ltd.	26,796
4,277	Kajima Corp.	31,615
56	Keyence Corp.	39,148
8,417	Mitsubishi UFJ Financial Group, Inc.	42,551
1,635	Mitsui Fudosan Co., Ltd.	35,391
846	NH Foods Ltd.	20,573
1,484	Nippon Steel & Sumitomo Metal Corp.	27,893
921	Nippon Telegraph & Telephone Corp.	43,775
432	Oriental Land Co., Ltd.	27,334
2,702	ORIX Corp.	37,919
52	Seven & i Holdings Co., Ltd.	2,159
1,080	Sompo Japan Nipponkoa Holdings, Inc.	34,890
459	Suntory Beverage & Food Ltd.	19,957
1,054	Suzuki Motor Corp.	32,290
986	Tokio Marine Holdings, Inc.	38,154
1,905	Yamato Holdings Co., Ltd.	46,873

		651,126

	Netherlands — 5.8%
443	ASML Holding N.V.	48,633
3,167	ING Groep N.V.	35,406
2,987	Royal Dutch Shell plc, Class A	77,815

		161,854

	Norway — 1.5%
9,560	Norsk Hydro ASA	40,993

	Spain — 0.5%
2,270	Distribuidora Internacional de Alimentacion S.A.	14,155

	Sweden — 2.0%
1,046	Electrolux AB, Series B	28,337
3,173	Nordea Bank AB	28,267

		56,604

	Switzerland — 5.8%
295	Nestle S.A.	23,617
276	Roche Holding AG	70,413
2,609	UBS Group AG	35,860

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
568	Wolseley plc	31,675

		161,565

	United Kingdom — 21.0%
473	Associated British Foods plc	16,820
415	AstraZeneca plc	27,781
973	British American Tobacco plc	62,084
5,071	BT Group plc	27,705
4,256	Centrica plc	13,575
6,093	Dixons Carphone plc	28,172
2,986	GlaxoSmithKline plc	66,694
7,248	HSBC Holdings plc	47,505
450	InterContinental Hotels Group plc	17,974
3,537	Kingfisher plc	15,705
2,371	Pennon Group plc	28,298
1,546	Prudential plc	27,254
494	Reckitt Benckiser Group plc	47,931
1,053	Rio Tinto plc	34,170
327	SABMiller plc	19,097
1,914	Smith & Nephew plc	31,476
10,848	Taylor Wimpey plc	22,199
15,874	Vodafone Group plc	48,224

		582,664

	United States — 1.7%
717	Shire plc	46,320

	Total Common Stocks (Cost $2,521,184)	2,662,276

Preferred Stock — 1.2%
	Germany — 1.2%
272	Henkel AG & Co. KGaA (Cost $24,406)	33,902

Short-Term Investment — 2.1%
	Investment Company — 2.1%
57,599	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $57,599)	57,599

	Total Investments — 99.1% (Cost $2,603,189)	2,753,777
	Other Assets in Excess of Liabilities — 0.9%	26,036

	NET ASSETS — 100.0%	$2,779,813

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.4%
Pharmaceuticals	8.2
Insurance	4.7
Metals & Mining	3.7
Real Estate Investment Trusts (REITs)	3.7
Beverages	3.7
Diversified Telecommunication Services	3.4
Oil, Gas & Consumable Fuels	3.4
Biotechnology	3.2
Real Estate Management & Development	3.1
Automobiles	3.1
Semiconductors & Semiconductor Equipment	3.0
Household Products	3.0
Aerospace & Defense	2.5
Tobacco	2.3
Food Products	2.2
Industrial Conglomerates	2.0
Household Durables	1.8
Wireless Telecommunication Services	1.8
Air Freight & Logistics	1.7
Hotels, Restaurants & Leisure	1.6
Gas Utilities	1.6
Building Products	1.6
Specialty Retail	1.6
Electric Utilities	1.5
Textiles, Apparel & Luxury Goods	1.4
Electronic Equipment, Instruments & Components	1.4
IT Services	1.4
Diversified Financial Services	1.4
Capital Markets	1.3
Media	1.2
Energy Equipment & Services	1.2
Trading Companies & Distributors	1.2
Construction & Engineering	1.1
Health Care Equipment & Supplies	1.1
Auto Components	1.1
Water Utilities	1.0
Chemicals	1.0
Airlines	1.0
Others (each less than 1.0%)	3.3
Short-Term Investment	2.1

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
89	TOPIX Index	09/08/16	JPY	$11,413	$207
456	Euro STOXX 50 Index	09/16/16	EUR	15,216	(27)
156	FTSE 100 Index	09/16/16	GBP	13,790	916

					$1,096

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,725	GBP
82,611	for DKK	State Street Corp.	08/05/16	$12,417	#	$11,548	$(869)
109,239	AUD	Merrill Lynch International	08/05/16	80,296		83,008	2,712
120,921	CHF	Australia & New Zealand Banking Group Ltd.	08/05/16	125,529		124,783	(746)
8,135	EUR	Citibank, N.A.	08/05/16	9,172		9,095	(77)
25,096	EUR	Goldman Sachs International	08/05/16	28,047		28,061	14
24,247	EUR	HSBC Bank, N.A.	08/05/16	27,036		27,111	75
36,226	EUR	Merrill Lynch International	08/05/16	41,478		40,506	(972)
4,446	GBP	Goldman Sachs International	08/05/16	6,488		5,885	(603)
8,662	GBP	HSBC Bank, N.A.	08/05/16	12,525		11,464	(1,061)
19,923	GBP	Merrill Lynch International	08/05/16	26,420		26,368	(52)
7,867	GBP	Standard Chartered Bank	08/05/16	10,218		10,412	194
13,319	GBP	TD Bank Financial Group	08/05/16	17,227		17,628	401
61,862	HKD	HSBC Bank, N.A.	08/05/16	7,969		7,974	5
139,537	HKD	Merrill Lynch International	08/05/16	17,995		17,986	(9)
2,828,895	JPY	Citibank, N.A.	08/05/16	25,975		27,727	1,752
3,945,971	JPY	Goldman Sachs International	08/05/16	38,184		38,676	492
807,529	JPY	HSBC Bank, N.A.	08/05/16	7,437		7,915	478
2,349,695	JPY	Morgan Stanley	08/05/16	22,157		23,030	873
182,238	SEK	Merrill Lynch International	08/05/16	22,539		21,300	(1,239)
37,640	SGD	State Street Corp.	08/05/16	27,668		28,074	406
				$566,777		$568,551	$1,774

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,596	CHF	HSBC Bank, N.A.	08/05/16	$11,195		$10,935	$260
57,175	DKK	BNP Paribas	08/05/16	8,691		8,594	97
34,334	DKK	Citibank, N.A.	08/05/16	5,101		5,161	(60)
162,318	DKK	TD Bank Financial Group	08/05/16	25,134		24,399	735
8,854	EUR	BNP Paribas	08/05/16	10,007		9,900	107
22,341	EUR	Citibank, N.A.	08/05/16	25,000		24,979	21
34,684	EUR	Goldman Sachs International	08/05/16	39,385		38,782	603
9,181	EUR	Morgan Stanley	08/05/16	10,092		10,265	(173)
21,943	EUR	Societe Generale	08/05/16	24,399		24,536	(137)
5,207	EUR	Standard Chartered Bank	08/05/16	5,765		5,822	(57)
19,653	GBP	Citibank, N.A.	08/05/16	26,156		26,011	145
4,237	GBP	Royal Bank of Canada	08/05/16	5,519		5,608	(89)
6,269	GBP	Standard Chartered Bank	08/05/16	8,204		8,297	(93)
12,493	GBP	State Street Corp.	08/05/16	18,223		16,535	1,688
113,168	GBP	TD Bank Financial Group	08/05/16	164,043		149,777	14,266
1,738,256	JPY	Goldman Sachs International	08/05/16	17,089		17,037	52
5,999,185	JPY	Merrill Lynch International	08/05/16	56,242		58,800	(2,558)
1,657,301	JPY	Morgan Stanley	08/05/16	15,593		16,244	(651)

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
190,241	NOK	Barclays Bank plc	08/05/16	23,192	22,548	644
				$499,030	$484,230	$14,800

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2016 of the currency being sold, and the value at July 31, 2016 is the U.S dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$285,823
Aggregate gross unrealized depreciation	(135,235)

Net unrealized appreciation/depreciation	$150,588

Federal income tax cost of investments	$2,603,189

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$117,711	$—	$117,711
Belgium	—	62,022	—	62,022
China	—	21,185	—	21,185
Denmark	—	110,675	—	110,675
Finland	—	21,847	—	21,847
France	—	273,930	—	273,930
Germany	—	178,334	—	178,334
Hong Kong	—	45,113	—	45,113
India	27,974	—	—	27,974
Italy	—	88,204	—	88,204
Japan	—	651,126	—	651,126
Netherlands	—	161,854	—	161,854
Norway	—	40,993	—	40,993
Spain	—	14,155	—	14,155
Sweden	—	56,604	—	56,604
Switzerland	—	161,565	—	161,565
United Kingdom	—	582,664	—	582,664
United States	—	46,320	—	46,320

Total Common Stocks	27,974	2,634,302	—	2,662,276

Preferred Stocks
Germany	—	33,902	—	33,902
Short-Term Investment
Investment Company	57,599	—	—	57,599

Total Investments in Securities	$85,573	$2,668,204	$—	$2,753,777

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$26,020	$—	$26,020
Futures Contracts	—	1,123	—	1,123

Total Appreciation in Other Financial Instruments	$—	$27,143	$—	$27,143

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9,446)	$—	$(9,446)
Futures Contracts	—	(27)	—	(27)

Total Depreciation in Other Financial Instruments	$—	$(9,473)	$—	$(9,473)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of July 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Belgium — 3.6%
28	Anheuser-Busch InBev S.A./N.V.	3,592

	Canada — 4.0%
55	Alimentation Couche-Tard, Inc., Class B	2,498
23	Canadian National Railway Co.	1,427

		3,925

	China — 9.1%
17	Baidu, Inc., ADR (a)	2,659
1,862	CNOOC Ltd.	2,244
407	CNOOC Ltd.	495
69	JD.com, Inc., ADR (a)	1,489
1,234	Wynn Macau Ltd.	2,012

		8,899

	Denmark — 1.6%
28	Novo Nordisk A/S, Class B	1,620

	Finland — 3.1%
521	Nokia OYJ	3,006

	France — 5.1%
142	Orange S.A.	2,172
25	Pernod Ricard S.A.	2,871

		5,043

	Germany — 3.6%
10	Continental AG	2,083
39	Zalando SE (a) (e)	1,475

		3,558

	Hong Kong — 6.5%
382	AIA Group Ltd.	2,382
287	Cheung Kong Property Holdings Ltd.	2,056
166	CK Hutchison Holdings Ltd.	1,945

		6,383

	India — 2.2%
31	HDFC Bank Ltd., ADR	2,156

	Israel — 3.2%
59	Teva Pharmaceutical Industries Ltd., ADR	3,175

	Italy — 1.3%
565	Intesa Sanpaolo S.p.A.	1,247

	Japan — 9.4%
44	Japan Tobacco, Inc.	1,704
61	KDDI Corp.	1,884
3	Keyence Corp.	2,116
118	Kubota Corp.	1,707
67	Shiseido Co., Ltd.	1,869

		9,280

SHARES	SECURITY DESCRIPTION	VALUE($)
	Netherlands — 6.5%
30	Akzo Nobel N.V.	1,962
144	Altice N.V., Class A (a)	2,140
98	ING Groep N.V.	1,090
14	NXP Semiconductors N.V. (a)	1,169

		6,361

	South Africa — 1.7%
10	Naspers Ltd., Class N	1,635

	South Korea — 3.6%
5	Samsung Electronics Co., Ltd., Reg. S, GDR	3,503

	Switzerland — 10.3%
9	Actelion Ltd. (a)	1,590
24	Cie Financiere Richemont S.A.	1,450
71	LafargeHolcim Ltd. (a)	3,371
9	Roche Holding AG	2,410
94	UBS Group AG	1,293

		10,114

	Taiwan — 2.0%
72	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,002

	United Kingdom — 19.2%
44	ARM Holdings plc	981
177	British Land Co. plc (The)	1,567
338	Meggitt plc	1,956
116	Prudential plc	2,039
90	RELX N.V.	1,615
88	Rio Tinto plc	2,861
107	Smith & Nephew plc	1,766
232	Standard Chartered plc	1,857
1,029	Vodafone Group plc	3,125
47	WPP plc	1,058

		18,825

	United States — 1.5%
23	Shire plc	1,474

	Total Common Stocks (Cost $93,599)	95,798

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.4%
	Investment Company — 2.4%
2,339	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $2,339)	2,339

	Total Investments — 99.9% (Cost $95,938)	98,137
	Other Assets in Excess of Liabilities — 0.1%	108

	NET ASSETS — 100.0%	$98,245

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	7.3%
Beverages	6.6
Banks	6.5
Wireless Telecommunication Services	5.1
Media	4.9
Insurance	4.5
Semiconductors & Semiconductor Equipment	4.2
Technology Hardware, Storage & Peripherals	3.6
Construction Materials	3.4
Biotechnology	3.1
Communications Equipment	3.1
Internet & Catalog Retail	3.0
Metals & Mining	2.9
Oil, Gas & Consumable Fuels	2.8
Internet Software & Services	2.7
Food & Staples Retailing	2.6
Diversified Telecommunication Services	2.2
Electronic Equipment, Instruments & Components	2.2
Auto Components	2.1
Real Estate Management & Development	2.1
Hotels, Restaurants & Leisure	2.1
Chemicals	2.0
Aerospace & Defense	2.0
Industrial Conglomerates	2.0
Personal Products	1.9
Health Care Equipment & Supplies	1.8
Machinery	1.7
Tobacco	1.7
Professional Services	1.6
Real Estate Investment Trusts (REITs)	1.6
Textiles, Apparel & Luxury Goods	1.5
Road & Rail	1.5
Capital Markets	1.3
Short-Term Investment	2.4

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,049	AUD
601	for GBP	Royal Bank of Canada	08/09/16	$796	#	$797	#	$1
957	AUD
530	for GBP	Standard Chartered Bank	08/09/16	701	#	727	#	26
527	AUD
42,388	for JPY	Standard Chartered Bank	08/09/16	415	#	400	#	(15)
824	EUR
1,229	for AUD	Citibank, N.A.	08/09/16	935	#	922	#	(13)
787	EUR
1,162	for AUD	Standard Chartered Bank	08/09/16	883	#	880	#	(3)
238	EUR
199	for GBP	Royal Bank of Canada	08/09/16	264	#	266	#	2
394	EUR
326	for GBP	Societe Generale	08/09/16	431	#	440	#	9
2,556	EUR
298,517	for JPY	Australia & New Zealand Banking Group Ltd.	08/09/16	2,926	#	2,858	#	(68)
367	GBP
643	for AUD	Royal Bank of Canada	08/09/16	488	#	485	#	(3)
367	GBP
50,962	for JPY	Standard Chartered Bank	08/09/16	500	#	485	#	(15)
28,100	JPY
202	for GBP	Standard Chartered Bank	08/09/16	267	#	276	#	9
5,348	AUD	Australia & New Zealand Banking Group Ltd.	08/09/16	4,007		4,063		56
659,942	JPY	Citibank, N.A.	08/09/16	6,497		6,469		(28)
				$19,110		$19,068		$(42)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,376	AUD	BNP Paribas	08/09/16	$1,033		$1,046		$(13)
4,799	EUR	Deutsche Bank AG	08/09/16	5,353		5,366		(13)
2,997	GBP	Merrill Lynch International	08/09/16	3,941		3,966		(25)
17,800	JPY	Australia & New Zealand Banking Group Ltd.	08/09/16	177		174		3
				$10,504		$10,552		$(48)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2016 of the currency being sold, and the value at July 31, 2016 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
JPY	—	Japanese Yen
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,253
Aggregate gross unrealized depreciation	(5,054)

Net unrealized appreciation/depreciation	$2,199

Federal income tax cost of investments	$95,938

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forwards are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$3,592	$—	$3,592
Canada	3,925	—	—	3,925
China	4,148	4,751	—	8,899
Denmark	—	1,620	—	1,620
Finland	—	3,006	—	3,006
France	—	5,043	—	5,043
Germany	—	3,558	—	3,558
Hong Kong	—	6,383	—	6,383
India	2,156	—	—	2,156
Israel	3,175	—	—	3,175
Italy	—	1,247	—	1,247
Japan	—	9,280	—	9,280
Netherlands	1,169	5,192	—	6,361
South Africa	—	1,635	—	1,635
South Korea	—	3,503	—	3,503
Switzerland	—	10,114	—	10,114
Taiwan	2,002	—	—	2,002
United Kingdom	—	18,825	—	18,825
United States	—	1,474	—	1,474

Total Common Stocks	16,575	79,223	—	95,798

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	2,339	—	—	2,339

Total Investments in Securities	$18,914	$79,223	$—	$98,137

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$106	$—	$106

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(196)	$—	$(196)

There were no transfers among any levels during the period ended July 31, 2016.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of July 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Australia — 3.9%
2,090	Australia & New Zealand Banking Group Ltd.	41,117
3,125	Goodman Group	17,925

		59,042

	Belgium — 2.0%
95	Anheuser-Busch InBev S.A./N.V.	12,330
329	KBC Group N.V. (a)	17,098

		29,428

	Canada — 1.2%
384	TransCanada Corp.	17,805

	Chile — 0.4%
295	Banco Santander Chile, ADR	6,066

	China — 0.9%
11,612	CNOOC Ltd.	13,995

	Denmark — 0.6%
65	Pandora A/S	8,469

	Finland — 1.5%
809	Outokumpu OYJ (a)	4,655
877	UPM-Kymmene OYJ	18,078

		22,733

	France — 12.0%
186	Airbus Group SE	10,977
1,363	AXA S.A.	27,746
650	BNP Paribas S.A.	32,243
155	Capgemini S.A.	14,862
2,082	Natixis S.A.	8,586
252	Renault S.A.	22,060
195	Schneider Electric SE	12,746
1,064	TOTAL S.A.	51,187

		180,407

	Germany — 9.5%
68	adidas AG	11,251
150	Bayer AG	16,172
246	Brenntag AG	12,222
458	Daimler AG	31,128
476	Deutsche Bank AG (a)	6,397
1,036	E.ON SE	11,108
99	HeidelbergCement AG	8,410
876	Infineon Technologies AG	14,530
299	Siemens AG	32,433

		143,651

	Hong Kong — 1.9%
2,520	China Overseas Land & Investment Ltd.	8,313

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — continued
1,760	CK Hutchison Holdings Ltd.	20,630

		28,943

	Ireland — 0.5%
96	Ryanair Holdings plc, ADR	6,825

	Israel — 1.6%
453	Teva Pharmaceutical Industries Ltd., ADR	24,247

	Italy — 3.5%
502	Assicurazioni Generali S.p.A.	6,615
6,456	Enel S.p.A.	29,715
4,810	Intesa Sanpaolo S.p.A.	10,613
7,491	Telecom Italia S.p.A. (a)	6,401

		53,344

	Japan — 22.4%
256	Daikin Industries Ltd.	22,175
797	Daiwa House Industry Co., Ltd.	22,337
247	Dentsu, Inc.	11,786
622	DMG Mori Co., Ltd.	6,457
911	Honda Motor Co., Ltd.	24,666
455	Japan Airlines Co., Ltd.	14,040
7,932	Mitsubishi UFJ Financial Group, Inc.	40,103
1,007	Mitsui Fudosan Co., Ltd.	21,797
476	NGK Spark Plug Co., Ltd.	7,771
410	NH Foods Ltd.	9,971
760	Nippon Telegraph & Telephone Corp.	36,106
557	Sompo Japan Nipponkoa Holdings, Inc.	17,997
454	Sony Corp.	14,903
1,243	Sumitomo Electric Industries Ltd.	17,121
351	Sumitomo Mitsui Financial Group, Inc.	11,133
4,549	Sumitomo Mitsui Trust Holdings, Inc.	15,117
221	Suzuken Co., Ltd.	7,045
745	Suzuki Motor Corp.	22,809
617	Yamato Holdings Co., Ltd.	15,181

		338,515

	Luxembourg — 1.4%
3,140	ArcelorMittal (a)	20,342

	Netherlands — 7.2%
492	ASR Nederland N.V. (a)	9,869
2,319	ING Groep N.V. (a)	25,924
433	NN Group N.V.	11,693
2,395	Royal Dutch Shell plc, Class A	61,844

		109,330

	Norway — 1.2%
4,113	Norsk Hydro ASA	17,636

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4% (continued)
	South Korea — 1.3%
14	Samsung Electronics Co., Ltd.	19,928

	Spain — 0.8%
15,852	Bankia S.A.	12,165

	Sweden — 2.5%
506	Electrolux AB, Series B	13,707
2,654	Nordea Bank AB	23,642

		37,349

	Switzerland — 4.2%
150	LafargeHolcim Ltd. (a)	7,145
43	Roche Holding AG	11,096
320	Wolseley plc	17,839
116	Zurich Insurance Group AG (a)	27,800

		63,880

	United Kingdom — 16.5%
1,945	Barratt Developments plc	11,265
403	British American Tobacco plc	25,690
5,418	Centrica plc	17,279
1,901	GlaxoSmithKline plc	42,460
331	InterContinental Hotels Group plc	13,244
10,643	Lloyds Banking Group plc	7,486
1,125	National Grid plc	16,127
1,531	Prudential plc	26,985
800	Rio Tinto plc	25,963
2,423	Standard Chartered plc	19,376
14,102	Vodafone Group plc	42,840

		248,715

	United States — 1.4%
324	Shire plc	20,933

	Total Common Stocks (Cost $1,520,404)	1,483,748

Short-Term Investment — 0.3%
	Investment Company — 0.3%
4,561	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $4,561)	4,561

	Total Investments — 98.7% (Cost $1,524,965)	1,488,309
	Other Assets in Excess of Liabilities — 1.3%	20,155

	NET ASSETS — 100.0%	$1,508,464

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2016 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE
Banks	18.2%
Oil, Gas & Consumable Fuels	9.7
Insurance	8.6
Automobiles	6.8
Pharmaceuticals	6.3
Metals & Mining	4.6
Industrial Conglomerates	3.6
Real Estate Management & Development	3.5
Multi-Utilities	3.0
Wireless Telecommunication Services	2.9
Diversified Telecommunication Services	2.9
Household Durables	2.7
Trading Companies & Distributors	2.0
Electric Utilities	2.0
Tobacco	1.7
Auto Components	1.7
Building Products	1.5
Biotechnology	1.4
Airlines	1.4
Technology Hardware, Storage & Peripherals	1.3
Textiles, Apparel & Luxury Goods	1.3
Paper & Forest Products	1.2
Real Estate Investment Trusts (REITs)	1.2
Construction Materials	1.0
Air Freight & Logistics	1.0
IT Services	1.0
Semiconductors & Semiconductor Equipment	1.0
Others (each less than 1.0%)	6.2
Short-Term Investment	0.3

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
35	TOPIX Index	09/08/16	JPY	$4,488	$(107)
179	Euro STOXX 50 Index	09/16/16	EUR	5,973	65
62	FTSE 100 Index	09/16/16	GBP	5,481	24

					$(18)

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
24,551	EUR
27,162	for CHF	Merrill Lynch International	08/26/16	$28,065	#	$27,474	#	$(591)

2,174	GBP
4,076	for CAD	Citibank, N.A.	08/26/16	3,122	#	2,878	#	(244)

95,417	AUD	Goldman Sachs International	08/26/16	68,105		72,450		4,345
7,076	AUD	Royal Bank of Canada	08/26/16	5,098		5,373		275
12,225	AUD	Societe Generale	08/26/16	8,853		9,283		430

76,761	CHF	Goldman Sachs International	08/26/16	77,754		79,313		1,559
7,808	CHF	Standard Chartered Bank	08/26/16	8,106		8,068		(38)

54,338	EUR	Citibank, N.A.	08/26/16	60,811		60,808		(3)
27,488	EUR	Deutsche Bank AG	08/26/16	30,349		30,760		411
11,961	EUR	Royal Bank of Scotland	08/26/16	13,415		13,385		(30)
12,845	EUR	Societe Generale	08/26/16	14,381		14,374		(7)
88,301	EUR	Standard Chartered Bank	08/26/16	100,588		98,814		(1,774)

2,981	GBP	Citibank, N.A.	08/26/16	4,313		3,947		(366)
35,360	GBP	Goldman Sachs International	08/26/16	51,072		46,815		(4,257)
6,570	GBP	HSBC Bank, N.A.	08/26/16	8,918		8,698		(220)
13,777	GBP	Royal Bank of Canada	08/26/16	19,354		18,240		(1,114)
60,515	GBP	Standard Chartered Bank	08/26/16	88,325		80,120		(8,205)
3,133	GBP	State Street Corp.	08/26/16	4,159		4,148		(11)

53,890	HKD	Royal Bank of Canada	08/26/16	6,943		6,948		5
62,115	HKD	Standard Chartered Bank	08/26/16	8,004		8,008		4

1,353,674	JPY	Deutsche Bank AG	08/26/16	12,392		13,278		886
5,521,602	JPY	HSBC Bank, N.A.	08/26/16	51,366		54,159		2,793
327,438	JPY	Morgan Stanley	08/26/16	3,164		3,212		48
4,760,939	JPY	Standard Chartered Bank	08/26/16	43,726		46,698		2,972
1,630,241	JPY	State Street Corp.	08/26/16	15,175		15,990		815
1,346,431	JPY	TD Bank Financial Group	08/26/16	12,613		13,207		594

99,258	SEK	Goldman Sachs International	08/26/16	12,154		11,613		(541)
27,247	SEK	State Street Corp.	08/26/16	3,214		3,188		(26)

42,929	SGD	HSBC Bank, N.A.	08/26/16	30,995		32,013		1,018

				$794,534		$793,262		$(1,272)

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
22,730	AUD	Merrill Lynch International	08/26/16	$16,949	$17,260	$(311)
18,923	AUD	Royal Bank of Canada	08/26/16	14,037	14,368	(331)

13,969	CAD	State Street Corp.	08/26/16	10,614	10,700	(86)

2,698	CHF	Deutsche Bank AG	08/26/16	2,758	2,787	(29)
6,505	CHF	Merrill Lynch International	08/26/16	6,772	6,721	51
7,096	CHF	Standard Chartered Bank	08/26/16	7,397	7,333	64
19,302	CHF	State Street Corp.	08/26/16	20,160	19,943	217

3,409	EUR	Australia and New Zealand Banking Group Limited	08/26/16	3,782	3,815	(33)
73,689	EUR	Citibank, N.A.	08/26/16	82,662	82,462	200
16,085	EUR	Deutsche Bank AG	08/26/16	18,142	18,000	142
124,855	EUR	Goldman Sachs International	08/26/16	142,423	139,719	2,704
4,035	EUR	Merrill Lynch International	08/26/16	4,433	4,515	(82)
9,813	EUR	Standard Chartered Bank	08/26/16	10,957	10,980	(23)
25,874	EUR	State Street Corp.	08/26/16	29,267	28,955	312

58,458	GBP	Citibank, N.A.	08/26/16	85,306	77,396	7,910
39,205	GBP	HSBC Bank, N.A.	08/26/16	57,054	51,905	5,149
4,157	GBP	Merrill Lynch International	08/26/16	5,520	5,504	16
12,893	GBP	Royal Bank of Canada	08/26/16	18,663	17,069	1,594
28,529	GBP	State Street Corp.	08/26/16	41,547	37,771	3,776
3,273	GBP	TD Bank Financial Group	08/26/16	4,290	4,333	(43)

48,675	HKD	State Street Corp.	08/26/16	6,276	6,275	1

914,087	JPY	Citibank, N.A.	08/26/16	8,668	8,966	(298)
13,355,029	JPY	Goldman Sachs International	08/26/16	125,207	130,995	(5,788)
466,516	JPY	Standard Chartered Bank	08/26/16	4,416	4,576	(160)

63,226	NOK	Merrill Lynch International	08/26/16	7,546	7,495	51

53,746	SEK	Deutsche Bank AG	08/26/16	6,455	6,287	168
64,285	SEK	Royal Bank of Canada	08/26/16	7,885	7,522	363

7,049	SGD	Australia and New Zealand Banking Group Limited	08/26/16	5,107	5,256	(149)
8,283	SGD	Goldman Sachs International	08/26/16	6,117	6,177	(60)

				$760,410	$745,085	$15,325

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2016 of the currency being sold, and the value at July 31, 2016 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,432
Aggregate gross unrealized depreciation	(122,088)

Net unrealized appreciation/depreciation	$(36,656)

Federal income tax cost of investments	$1,524,965

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$59,042	$—	$59,042
Belgium	—	29,428	—	29,428
Canada	17,805	—	—	17,805
Chile	6,066	—	—	6,066
China	—	13,995	—	13,995
Denmark	—	8,469	—	8,469
Finland	—	22,733	—	22,733
France	—	180,407	—	180,407
Germany	—	143,651	—	143,651
Hong Kong	—	28,943	—	28,943
Ireland	6,825	—	—	6,825
Israel	24,247	—	—	24,247
Italy	—	53,344	—	53,344
Japan	—	338,515	—	338,515
Luxembourg	—	20,342	—	20,342
Netherlands	—	109,330	—	109,330
Norway	—	17,636	—	17,636
South Korea	—	19,928	—	19,928
Spain	—	12,165	—	12,165
Sweden	—	37,349	—	37,349
Switzerland	—	63,880	—	63,880
United Kingdom	—	248,715	—	248,715
United States	—	20,933	—	20,933

Total Common Stocks	54,943	1,428,805	—	1,483,748

Short-Term Investment
Investment Company	4,561	—	—	4,561

Total Investments in Securities	$59,504	$1,428,805	$—	$1,488,309

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$38,873	$—	$38,873
Futures Contracts	—	89	—	89

Total Appreciation in Other Financial Instruments	$—	$38,962	$—	$38,962

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(24,820)	$—	$(24,820)
Futures Contracts	—	(107)	—	(107)

Total Depreciation in Other Financial Instruments	$—	$(24,927)	$—	$(24,927)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2016.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of July 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
	Australia — 3.9%
559	Goodman Group	3,203

	Denmark — 1.9%
12	Pandora A/S	1,531

	Finland — 4.7%
91	Outokumpu OYJ (a)	524
161	UPM-Kymmene OYJ	3,324

		3,848

	France — 10.3%
30	Capgemini S.A.	2,906
372	Natixis S.A.	1,533
46	Renault S.A.	4,000

		8,439

	Germany — 11.1%
43	Brenntag AG	2,153
82	Daimler AG	5,567
16	HeidelbergCement AG	1,358

		9,078

	Hong Kong — 2.0%
488	China Overseas Land & Investment Ltd.	1,610

	Italy — 1.2%
77	Assicurazioni Generali S.p.A.	1,016

	Japan — 41.5%
46	Daikin Industries Ltd.	3,963
136	Daiwa House Industry Co., Ltd.	3,814
43	Dentsu, Inc.	2,064
108	DMG Mori Co., Ltd.	1,126
83	Japan Airlines Co., Ltd.	2,546
154	Mitsui Fudosan Co., Ltd.	3,333
83	NGK Spark Plug Co., Ltd.	1,348
77	NH Foods Ltd.	1,872
96	Sompo Japan Nipponkoa Holdings, Inc.	3,110
219	Sumitomo Electric Industries Ltd.	3,020
38	Suzuken Co., Ltd.	1,225
127	Suzuki Motor Corp.	3,880
107	Yamato Holdings Co., Ltd.	2,636

		33,937

	Netherlands — 4.7%
90	ASR Nederland N.V. (a)	1,802
76	NN Group N.V.	2,057

		3,859

	South Korea — 4.3%
3	Samsung Electronics Co., Ltd.	3,491

SHARES	SECURITY DESCRIPTION	VALUE($)
	Spain — 2.7%
2,865	Bankia S.A.	2,199

	Sweden — 2.9%
88	Electrolux AB, Series B	2,389

	United Kingdom — 6.8%
353	Barratt Developments plc	2,047
438	Standard Chartered plc	3,504

		5,551

	Total Investments — 98.0% (Cost $74,941)	80,151
	Other Assets in Excess of Liabilities — 2.0%	1,651

	NET ASSETS — 100.0%	$81,802

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Automobiles	16.8%
Real Estate Management & Development	10.9
Insurance	10.0
Banks	9.0
Household Durables	5.5
Auto Components	5.4
Building Products	4.9
Technology Hardware, Storage & Peripherals	4.4
Paper & Forest Products	4.1
Real Estate Investment Trusts (REITs)	4.0
IT Services	3.6
Air Freight & Logistics	3.3
Airlines	3.2
Trading Companies & Distributors	2.7
Media	2.6
Food Products	2.3
Textiles, Apparel & Luxury Goods	1.9
Construction Materials	1.7
Health Care Providers & Services	1.5
Machinery	1.4
Others (each less than 1.0%)	0.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)    –     Non-income producing security.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,416
Aggregate gross unrealized depreciation	(4,206)

Net unrealized appreciation/depreciation	$5,210

Federal income tax cost of investments	$74,941

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$80,151	$—	$80,151

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.8%
	Austria — 0.6%
203	Erste Group Bank AG (a)	5,383

	Belgium — 0.8%
54	Anheuser-Busch InBev S.A./N.V.	6,994

	Denmark — 4.4%
334	Novo Nordisk A/S, Class B	18,974
63	Pandora A/S	8,240
151	Vestas Wind Systems A/S	10,568

		37,782

	Finland — 1.0%
420	UPM-Kymmene OYJ	8,659

	France — 15.2%
85	Arkema S.A.	7,287
383	AXA S.A.	7,793
216	BNP Paribas S.A.	10,706
64	Capgemini S.A.	6,177
611	Orange S.A.	9,383
98	Renault S.A.	8,580
57	Sanofi	4,896
133	Societe Generale S.A.	4,523
71	Sodexo S.A.	8,274
111	Technip S.A.	6,198
163	Thales S.A.	14,881
448	TOTAL S.A.	21,559
201	Valeo S.A.	10,300
122	Vinci S.A.	9,251

		129,808

	Germany — 15.3%
80	Adidas AG	13,088
100	Allianz SE	14,276
120	BASF SE	9,458
45	Continental AG	9,464
333	Deutsche Wohnen AG	12,451
442	E.ON SE	4,745
69	Hannover Rueck SE	7,103
82	HeidelbergCement AG	6,980
53	Hochtief AG	6,953
570	Infineon Technologies AG	9,449
699	RWE AG (a)	12,442
10	SAP SE	850
146	Scout24 AG (a) (e)	6,032
163	Siemens AG	17,680

		130,971

SHARES	SECURITY DESCRIPTION	VALUE($)
	Italy — 3.7%
1,735	Enav S.p.A. (a) (e)	6,900
3,303	Enel S.p.A.	15,201
2,301	Intesa Sanpaolo S.p.A.	5,077
200	Prysmian S.p.A.	4,694

		31,872

	Luxembourg — 1.6%
146	APERAM S.A.	6,123
1,089	ArcelorMittal (a)	7,055

		13,178

	Netherlands — 4.8%
475	ING Groep N.V.	5,309
209	Koninklijke Ahold Delhaize N.V.	5,000
114	Koninklijke DSM N.V.	7,318
192	NN Group N.V.	5,185
408	Royal Dutch Shell plc, Class A	10,535
176	Wolters Kluwer N.V.	7,424

		40,771

	Norway — 2.3%
873	Marine Harvest ASA (a)	14,885
1,113	Norsk Hydro ASA	4,773

		19,658

	Spain — 2.6%
765	Banco Bilbao Vizcaya Argentaria S.A.	4,467
1,462	Banco Santander S.A.	6,208
526	Gamesa Corp., Tecnologica S.A.	11,166

		21,841

	Sweden — 2.8%
234	Atlas Copco AB, Class A	6,572
516	Boliden AB	11,360
218	Electrolux AB, Series B	5,905

		23,837

	Switzerland — 13.4%
542	ABB Ltd. (a)	11,511
60	Actelion Ltd. (a)	10,651
2,822	Glencore plc (a)	6,965
530	Logitech International S.A.	10,587
67	Lonza Group AG (a)	12,572
376	Nestle S.A.	30,114
104	Roche Holding AG	26,421
23	Swiss Life Holding AG (a)	5,145

		113,966

	United Kingdom — 26.3%
817	Auto Trader Group plc (e)	4,012
813	BP plc	4,598

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
409	British American Tobacco plc	26,117
528	Compass Group plc	10,032
1,048	GlaxoSmithKline plc	23,394
2,063	HSBC Holdings plc	13,521
304	Imperial Brands plc	15,998
1,703	Legal & General Group plc	4,634
8,675	Lloyds Banking Group plc	6,101
178	Persimmon plc	3,965
397	Prudential plc	6,996
239	Reckitt Benckiser Group plc	23,154
415	Rio Tinto plc	13,460
111	SABMiller plc	6,459
1,158	Sage Group plc (The)	10,922
731	Subsea 7 S.A. (a)	7,903
1,953	Taylor Wimpey plc	3,996
389	Unilever N.V., CVA	18,005
151	Unilever plc	7,072
360	Weir Group plc (The)	6,977
325	WPP plc	7,295

		224,611

	Total Common Stocks (Cost $799,299)	809,331

Short-Term Investment — 3.0%
	Investment Company — 3.0%
25,790	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $25,790)	25,790

	Total Investments — 97.8% (Cost $825,089)	835,121
	Other Assets in Excess of Liabilities — 2.2%	18,643

	NET ASSETS — 100.0%	$853,764

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	8.8%
Banks	7.3
Insurance	6.1
Metals & Mining	6.0
Food Products	5.4
Tobacco	5.0
Electrical Equipment	4.5
Oil, Gas & Consumable Fuels	4.4
Personal Products	3.0
Chemicals	2.9
Household Products	2.8
Textiles, Apparel & Luxury Goods	2.6
Auto Components	2.4
Hotels, Restaurants & Leisure	2.2
Industrial Conglomerates	2.1
Multi-Utilities	2.1
Construction & Engineering	1.9
Electric Utilities	1.8
Aerospace & Defense	1.8
Energy Equipment & Services	1.7
Household Durables	1.7
Machinery	1.6
Beverages	1.6
Life Sciences Tools & Services	1.5
Real Estate Management & Development	1.5
Software	1.4
Biotechnology	1.3
Technology Hardware, Storage & Peripherals	1.3
Internet Software & Services	1.2
Semiconductors & Semiconductor Equipment	1.1
Diversified Telecommunication Services	1.1
Paper & Forest Products	1.0
Automobiles	1.0
Others (each less than 1.0%)	4.8
Short-Term Investment	3.1

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
515	Euro STOXX 50 Index	09/16/16	EUR	$17,186	$53
94	FTSE 100 Index	09/16/16	GBP	8,309	1

					$54

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,806
Aggregate gross unrealized depreciation	(40,774)

Net unrealized appreciation/depreciation	$10,032

Federal income tax cost of investments	$825,089

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,790	$809,331	$—	$835,121

Appreciation in Other Financial Instruments
Futures Contracts	$—	$54	$—	$54

Level 1 consists of a money market mutual fund that is held for daily investments of cash.

Transfers from level 1 to level 2 in the amount of approximately $27,157,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2016.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 100.4%
	Australia — 7.1%
774	Australia & New Zealand Banking Group Ltd.	15,234
1,195	Bendigo & Adelaide Bank Ltd.	9,231
1,658	BHP Billiton Ltd.	24,582
1,200	Challenger Ltd.	8,680
12,490	Fairfax Media Ltd.	9,979
319	Flight Centre Travel Group Ltd.	7,820
2,539	GPT Group (The)	10,829
2,954	Harvey Norman Holdings Ltd.	10,867
1,004	LendLease Group	10,252
202	Macquarie Group Ltd.	11,419
7,670	South32 Ltd. (a)	10,816
2,332	Star Entertainment Grp Ltd. (The)	10,534
1,337	Westfield Corp.	10,871
1,056	Westpac Banking Corp.	24,995
555	Woodside Petroleum Ltd.	11,337

		187,446

	Belgium — 1.1%
204	Ageas	6,853
93	Anheuser-Busch InBev S.A./N.V.	11,999
366	bpost S.A.	9,595

		28,447

	China — 0.3%
12,027	China Construction Bank Corp., Class H	8,089

	Denmark — 2.5%
485	Danske Bank A/S	13,184
611	Novo Nordisk A/S, Class B	34,734
58	Pandora A/S	7,586
153	Vestas Wind Systems A/S	10,689

		66,193

	Finland — 0.8%
319	Tieto OYJ	9,195
555	UPM-Kymmene OYJ	11,441

		20,636

	France — 10.8%
721	Altran Technologies S.A. (a)	10,471
829	AXA S.A.	16,865
382	BNP Paribas S.A.	18,937
111	Capgemini S.A.	10,676
677	Engie S.A.	11,145
206	Faurecia	8,132
1,750	Natixis S.A.	7,218
820	Orange S.A.	12,591
149	Publicis Groupe S.A.	11,064

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
109	Renault S.A.	9,527
155	Safran S.A.	10,518
367	Sanofi	31,233
252	Schneider Electric SE	16,444
362	Societe Generale S.A.	12,337
86	Sodexo S.A.	10,045
111	Teleperformance	10,332
122	Thales S.A.	11,075
669	TOTAL S.A.	32,195
204	Valeo S.A.	10,444
406	Veolia Environnement S.A.	8,989
225	Vinci S.A.	17,064

		287,302

	Germany — 8.4%
150	Allianz SE	21,544
160	Bayer AG	17,211
135	Bayerische Motoren Werke AG	11,675
55	Continental AG	11,606
219	Covestro AG, Reg. S (e)	10,242
268	Daimler AG	18,242
462	Deutsche Telekom AG	7,851
285	Evonik Industries AG	8,904
175	Freenet AG	4,879
130	Fresenius Medical Care AG & Co. KGaA	11,872
169	Fresenius SE & Co. KGaA	12,588
92	Hannover Rueck SE	9,461
129	HeidelbergCement AG	10,933
796	Infineon Technologies AG	13,195
99	Merck KGaA	10,970
133	OSRAM Licht AG	6,939
245	Siemens AG	26,634
181	Zalando SE, Reg. S (a) (e)	6,868

		221,614

	Hong Kong — 3.9%
3,524	BOC Hong Kong Holdings Ltd.	11,603
1,074	Cheung Kong Infrastructure Holdings Ltd.	9,508
1,536	Cheung Kong Property Holdings Ltd.	11,019
3,010	China Overseas Land & Investment Ltd.	9,929
1,111	CK Hutchison Holdings Ltd.	13,016
8,908	New World Development Co., Ltd.	10,381
2,878	Sands China Ltd.	11,013
888	Swire Pacific Ltd., Class A	10,636
1,328	Wheelock & Co., Ltd.	7,121
11,920	Xinyi Glass Holdings Ltd.	9,123

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued

		103,349

	India — 0.4%
140	HDFC Bank Ltd., ADR	9,683

	Indonesia — 0.4%
141	Telekomunikasi Indonesia Persero Tbk PT, ADR	9,308

	Ireland — 0.6%
110	DCC plc	9,775
99	Ryanair Holdings plc, ADR	6,976

		16,751

	Israel — 0.6%
310	Teva Pharmaceutical Industries Ltd., ADR	16,585

	Italy — 1.3%
3,458	Enel S.p.A.	15,915
4,269	Intesa Sanpaolo S.p.A.	9,420
1,237	Mediobanca S.p.A.	8,674

		34,009

	Japan — 23.5%
618	Amada Holdings Co., Ltd.	6,732
952	Astellas Pharma, Inc.	15,862
417	Bandai Namco Holdings, Inc.	11,058
300	Bridgestone Corp.	10,386
73	Central Japan Railway Co.	13,550
1,882	Concordia Financial Group Ltd. (a)	8,000
760	Daicel Corp.	8,527
177	FamilyMart Co., Ltd.	10,441
2,530	Fuji Electric Co., Ltd.	11,166
322	Fuji Heavy Industries Ltd.	12,302
289	FUJIFILM Holdings Corp.	10,365
122	Hikari Tsushin, Inc.	10,151
738	Hitachi Metals Ltd.	8,204
614	Honda Motor Co., Ltd.	16,640
243	Hoya Corp.	8,629
333	Idemitsu Kosan Co., Ltd.	6,514
535	Isuzu Motors Ltd.	6,919
927	ITOCHU Corp.	10,509
445	Japan Tobacco, Inc.	17,343
677	KDDI Corp.	20,787
186	Koito Manufacturing Co., Ltd.	9,199
529	Kuraray Co., Ltd.	6,668
199	Matsumotokiyoshi Holdings Co., Ltd.	8,784
740	Mazda Motor Corp.	10,821
583	Mitsubishi Corp.	10,030
988	Mitsubishi Electric Corp.	11,519

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
4,565	Mitsubishi UFJ Financial Group, Inc.	23,076
1,992	Mitsubishi UFJ Lease & Finance Co., Ltd.	8,015
422	Mitsui Fudosan Co., Ltd.	9,135
501	Nippon Steel & Sumitomo Metal Corp.	9,422
331	Nippon Telegraph & Telephone Corp.	15,710
80	Nitori Holdings Co., Ltd.	10,000
145	Nitto Denko Corp.	9,691
559	NTT DOCOMO, Inc.	15,185
1,028	Obayashi Corp.	11,239
852	ORIX Corp.	11,961
273	Otsuka Holdings Co., Ltd.	12,988
77	Pola Orbis Holdings, Inc.	7,609
645	SCREEN Holdings Co., Ltd.	7,640
799	Sekisui Chemical Co., Ltd.	11,623
572	Sekisui House Ltd.	9,525
179	Shin-Etsu Chemical Co., Ltd.	12,222
226	Shionogi & Co., Ltd.	11,717
151	SoftBank Group Corp.	8,323
361	Sompo Japan Nipponkoa Holdings, Inc.	11,667
2,125	Sumitomo Chemical Co., Ltd.	9,405
805	Sumitomo Electric Industries Ltd.	11,096
2,327	Sumitomo Heavy Industries Ltd.	11,040
494	Sumitomo Mitsui Financial Group, Inc.	15,672
2,699	Sumitomo Mitsui Trust Holdings, Inc.	8,969
702	T&D Holdings, Inc.	7,161
1,207	Taisei Corp.	10,855
153	Tokyo Electron Ltd.	13,111
739	Tokyo Tatemono Co., Ltd.	9,202
350	Toyota Motor Corp.	19,635
342	Yamaha Corp.	9,435

		623,435

	Luxembourg — 0.4%
254	APERAM S.A.	10,653

	Netherlands — 5.5%
1,472	Aegon N.V.	5,959
147	Heineken N.V.	13,873
1,543	ING Groep N.V.	17,255
838	Koninklijke Ahold Delhaize N.V.	20,006
333	NN Group N.V.	8,973
189	Randstad Holding N.V.	8,121
2,298	Royal Dutch Shell plc, Class B	61,119
1,689	Steinhoff International Holdings N.V.	10,731

		146,037

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Norway — 0.7%
834	DNB ASA	9,208
2,442	Norsk Hydro ASA	10,470

		19,678

	Singapore — 0.5%
687	DBS Group Holdings Ltd.	7,947
217	Jardine Cycle & Carriage Ltd.	6,375

		14,322

	South Korea — 0.4%
204	POSCO, ADR	10,341

	Spain — 2.2%
245	Amadeus IT Holding S.A., Class A	11,507
453	Ferrovial S.A.	9,372
472	Gas Natural SDG S.A.	9,754
2,271	Iberdrola S.A. (a)	15,606
883	Repsol S.A.	11,188

		57,427

	Sweden — 2.7%
484	Boliden AB	10,650
739	Castellum AB	11,180
251	Hexagon AB, Class B	9,909
460	Securitas AB, Class B	7,566
363	Svenska Cellulosa AB S.C.A., Class B	10,790
529	Swedbank AB, Class A	11,106
548	Trelleborg AB, Class B,	9,990

		71,191

	Switzerland — 8.2%
68	Actelion Ltd. (a)	12,128
159	Adecco Group AG	8,746
9	Georg Fischer AG	7,434
62	Lonza Group AG (a)	11,658
536	Nestle S.A.	42,976
394	Novartis AG	32,709
204	Roche Holding AG	52,184
2	Sika AG	10,723
37	Swiss Life Holding AG (a)	8,454
162	Swiss Re AG	13,554
1,287	UBS Group AG	17,686

		218,252

	Taiwan — 0.4%
398	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,046

	United Kingdom — 16.6%
1,360	3i Group plc	11,108
162	AstraZeneca plc	10,877

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
1,709	Aviva plc	8,803
2,974	Barclays plc	6,063
1,193	Barratt Developments plc	6,906
3,166	Booker Group plc	7,288
5,329	BP plc	30,148
601	British American Tobacco plc	38,364
2,678	BT Group plc	14,629
552	Burberry Group plc	9,639
1,469	Carillion plc	5,194
1,617	Direct Line Insurance Group plc	7,483
1,405	Dixons Carphone plc	6,497
677	Greene King plc	7,272
2,846	HSBC Holdings plc	18,657
427	Imperial Brands plc	22,501
213	Intertek Group plc	10,199
2,402	ITV plc	6,227
1,963	J Sainsbury plc	5,826
1,057	John Wood Group plc	9,244
15,410	Lloyds Banking Group plc	10,839
304	Persimmon plc	6,780
547	Playtech plc	6,305
1,087	Prudential plc	19,162
266	Reckitt Benckiser Group plc	25,774
449	RELX N.V.	8,090
727	Rio Tinto plc	23,598
1,238	Segro plc	7,255
1,161	UBM plc	10,307
788	Unilever N.V., CVA	36,482
9,200	Vodafone Group plc	27,947
635	WPP plc	14,258

		439,722

	United States — 1.1%
200	Carnival plc	9,637
301	Shire plc	19,448

		29,085

	Total Common Stocks (Cost $2,673,108)	2,660,601

Preferred Stock — 0.5%
	Germany — 0.5%
98	Henkel AG & Co. KGaA (Cost $9,817)	12,159

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.4%
	Investment Company — 1.4%
38,207	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $38,207)	38,207

	Total Investments — 102.3% (Cost $2,721,132)	2,710,967
	Liabilities in Excess of Other Assets — (2.3)%	(59,875)

	NET ASSETS — 100.0%	$2,651,092

Percentages indicated are based on net assets.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.5%
Pharmaceuticals	9.1
Oil, Gas & Consumable Fuels	5.6
Insurance	5.4
Metals & Mining	4.4
Automobiles	3.9
Real Estate Management & Development	3.3
Tobacco	2.9
Wireless Telecommunication Services	2.8
Chemicals	2.8
Auto Components	2.6
Diversified Telecommunication Services	2.2
Electrical Equipment	2.1
Hotels, Restaurants & Leisure	2.1
Construction & Engineering	2.0
Food & Staples Retailing	1.9
Media	1.9
Industrial Conglomerates	1.8
Household Products	1.8
Household Durables	1.7
Professional Services	1.7
Semiconductors & Semiconductor Equipment	1.7
Personal Products	1.6
Food Products	1.6
IT Services	1.5
Electric Utilities	1.5
Capital Markets	1.5
Machinery	1.3
Biotechnology	1.2
Real Estate Investment Trusts (REITs)	1.1
Diversified Financial Services	1.1
Specialty Retail	1.0
Beverages	1.0
Others (each less than 1.0%)	10.0
Short-Term Investment	1.4

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,132
Aggregate gross unrealized depreciation	(201,297)

Net unrealized appreciation/depreciation	$(10,165)

Federal income tax cost of investments	$2,721,132

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$187,446	$—	$187,446
Belgium	—	28,447	—	28,447
China	—	8,089	—	8,089
Denmark	—	66,193	—	66,193
Finland	—	20,636	—	20,636
France	—	287,302	—	287,302
Germany	—	221,614	—	221,614
Hong Kong	—	103,349	—	103,349
India	9,683	—	—	9,683
Indonesia	9,308	—	—	9,308
Ireland	6,976	9,775	—	16,751
Israel	16,585	—	—	16,585
Italy	—	34,009	—	34,009
Japan	—	623,435	—	623,435
Luxembourg	—	10,653	—	10,653
Netherlands	—	146,037	—	146,037
Norway	—	19,678	—	19,678
Singapore	—	14,322	—	14,322
South Korea	10,341	—	—	10,341
Spain	339	57,088	—	57,427
Sweden	—	71,191	—	71,191
Switzerland	—	218,252	—	218,252
Taiwan	11,046	—	—	11,046
United Kingdom	—	439,722	—	439,722
United States	—	29,085	—	29,085

Total Common Stocks	64,278	2,596,323	—	2,660,601

Preferred Stock
Germany	—	12,159	—	12,159
Short-Term Investment
Investment Company	38,207	—	—	38,207

Total Investments in Securities	$102,485	$2,608,482	$—	$2,710,967

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $26,193,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2016.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.9%
	Argentina — 1.4%
4	Banco Macro S.A., ADR	332
36	Pampa Energia S.A., ADR (a)	971

		1,303

	Bermuda — 0.5%
43	Wilson Sons Ltd., BDR	440

	Brazil — 54.4%
706	AMBEV S.A., ADR	4,081
53	Arezzo Industria e Comercio S.A.	461
415	Banco Bradesco S.A., ADR (a)	3,606
244	Banco do Brasil S.A.	1,586
246	BB Seguridade Participacoes S.A.	2,294
545	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros (a)	3,204
421	BR Malls Participacoes S.A. (a)	1,828
269	CCR S.A.	1,550
96	CETIP S.A. - Mercados Organizados	1,291
166	Engie Brasil Energia S.A.	2,182
184	Ez Tec Empreendimentos e Participacoes S.A.	1,022
217	Fleury S.A.	2,089
149	Iochpe Maxion S.A.	809
502	Itau Unibanco Holding S.A. (Preference Shares), ADR	5,243
365	Kroton Educacional S.A.	1,646
144	Linx S.A.	828
129	Localiza Rent a Car S.A.	1,596
306	Lojas Renner S.A.	2,573
14	M. Dias Branco S.A. (a)	497
166	Odontoprev S.A.	668
31	Ouro Fino Saude Animal Participacoes S.A.	391
292	Petroleo Brasileiro S.A., ADR (a)	2,131
191	Raia Drogasil S.A. (a)	3,926
214	Transmissora Alianca de Energia Eletrica S.A.	1,706
60	Ultrapar Participacoes S.A.	1,372
153	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1,376
421	WEG S.A.	1,987

		51,943

	Chile — 1.7%
222	S.A.C.I. Falabella	1,635

	Colombia — 0.7%
21	Bancolombia S.A., ADR	711

SHARES	SECURITY DESCRIPTION	VALUE($)
	Luxembourg — 2.0%
46	Globant S.A. (a)	1,928

	Mexico — 26.7%
113	Alsea S.A.B. de C.V.	402
708	Bolsa Mexicana de Valores S.A.B. de C.V.	1,254
463	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	333
592	Corp. Inmobiliaria Vesta S.A.B. de C.V.	853
178	Fibra Uno Administracion S.A. de C.V.	362
34	Fomento Economico Mexicano S.A.B. de C.V., ADR	3,038
1,114	Gentera S.A.B. de C.V.	2,071
105	Gruma S.A.B. de C.V., Class B	1,503
247	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,538
214	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,105
13	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,979
201	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,100
890	Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	1,622
298	Infraestructura Energetica Nova S.A.B. de C.V.	1,202
96	Organizacion Soriana S.A.B de C.V., Class B (a)	237
146	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,698
510	Qualitas Controladora S.A.B. de C.V.	716
204	Telesites S.A.B de C.V. (a)	124
286	Unifin Financiera S.A.B. de C.V. SOFOM ENR	749
1,143	Wal-Mart de Mexico S.A.B. de C.V.	2,611

		25,497

	Panama — 1.5%
21	Copa Holdings S.A., Class A	1,430

	Peru — 4.8%
22	Credicorp Ltd.	3,601
30	Intercorp Financial Services, Inc.	972

		4,573

	United States — 2.2%
41	First Cash Financial Services, Inc.	2,099

	Total Common Stocks (Cost $82,599)	91,559

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — 2.0%
	Brazil — 2.0%
721	Itausa - Investimentos Itau S.A.	1,869
29	Suzano Papel e Celulose S.A.	89

	Total Preferred Stocks (Cost $2,578)	1,958

Short-Term Investment — 1.2%
	Investment Company — 1.2%
1,106	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $1,106)	1,106

	Total Investments — 99.1% (Cost $86,283)	94,623
	Other Assets in Excess of Liabilities — 0.9%	865

	NET ASSETS — 100.0%	$95,488

Percentages indicated are based on net assets.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	21.8%
Transportation Infrastructure	9.8
Beverages	7.5
Food & Staples Retailing	7.2
Consumer Finance	5.2
Diversified Financial Services	4.7
Multiline Retail	4.4
Oil, Gas & Consumable Fuels	3.7
Insurance	3.2
Machinery	3.0
Health Care Providers & Services	2.9
Software	2.9
Real Estate Management & Development	2.8
Electric Utilities	2.8
Independent Power & Renewable Electricity Producers	2.3
Food Products	2.1
Diversified Consumer Services	1.7
Road & Rail	1.7
Airlines	1.5
Commercial Services & Supplies	1.5
Capital Markets	1.4
Gas Utilities	1.3
Household Durables	1.1
Others (each less than 1.0%)	2.3
Short-Term Investment	1.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,565
Aggregate gross unrealized depreciation	(5,225)

Net unrealized appreciation/depreciation	$8,340

Federal income tax cost of investments	$86,283

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$94,623	$—	$—	$94,623

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 91.4%
Common Stocks — 58.3%
	Consumer Discretionary — 21.7%
	Auto Components — 0.2%
5	BorgWarner, Inc.	169
3	Delphi Automotive plc, (United Kingdom)	170
4	Johnson Controls, Inc.	164

		503

	Distributors — 0.4%
24	LKQ Corp. (a)	824

	Hotels, Restaurants & Leisure — 1.3%
7	Hilton Worldwide Holdings, Inc.	156
56	Norwegian Cruise Line Holdings Ltd. (a)	2,369
2	Royal Caribbean Cruises Ltd.	155
3	Starbucks Corp.	158
2	Yum! Brands, Inc.	162

		3,000

	Household Durables — 11.8%
4	D.R. Horton, Inc.	146
20	Mohawk Industries, Inc. (a) (j)	4,080
434	Newell Brands, Inc.	22,784

		27,010

	Internet & Catalog Retail — 1.7%
5	Amazon.com, Inc. (a)	3,872

	Media — 5.8%
14	Charter Communications, Inc., Class A	3,239
147	Comcast Corp., Class A	9,915
2	Time Warner, Inc.	157

		13,311

	Multiline Retail — 0.1%
2	Dollar General Corp.	169

	Specialty Retail — 0.3%
1	Home Depot, Inc. (The)	157
2	Lowe’s Cos., Inc.	166
1	O’Reilly Automotive, Inc. (a)	165
2	TJX Cos., Inc. (The)	161

		649

	Textiles, Apparel & Luxury Goods — 0.1%
3	VF Corp.	156

	Total Consumer Discretionary	49,494

	Consumer Staples — 3.2%
	Beverages — 0.7%
9	Anheuser-Busch InBev N.V., (Belgium), ADR (j)	1,186

SHARES		SECURITY DESCRIPTION	VALUE($)
		Beverages — continued
3		Molson Coors Brewing Co., Class B	341

			1,527

		Food & Staples Retailing — 0.4%
2		Costco Wholesale Corp.	315
9		Kroger Co. (The)	316
4		Walgreens Boots Alliance, Inc.	314

			945

		Food Products — 0.1%
7		Mondelez International, Inc., Class A	321

		Household Products — 0.1%
2		Kimberly-Clark Corp.	323

		Tobacco — 1.9%
63		Altria Group, Inc. (j)	4,264

		Total Consumer Staples	7,380

		Energy — 0.6%
		Energy Equipment & Services — 0.1%
3		Halliburton Co.	145

		Oil, Gas & Consumable Fuels — 0.5%
6		Cabot Oil & Gas Corp.	145
1		Concho Resources, Inc. (a)	138
2		Diamondback Energy, Inc. (a)	143
2		EOG Resources, Inc.	134
2		EQT Corp.	141
4		Marathon Petroleum Corp.	139
1		Pioneer Natural Resources Co.	141
3		TransCanada Corp., (Canada)	147
2		Valero Energy Corp.	127

			1,255

		Total Energy	1,400

		Financials — 1.3%
		Banks — 0.3%
9		Bank of America Corp.	131
3		Citigroup, Inc.	131
11		KeyCorp	133
3		Wells Fargo & Co.	133
5		Zions Bancorporation	134

			662

		Capital Markets — 0.2%
1		Ameriprise Financial, Inc.	133
—	(h)	BlackRock, Inc.	136
5		Charles Schwab Corp. (The)	130
5		Morgan Stanley	136

			535

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Consumer Finance — 0.1%
8	Ally Financial, Inc.	137
2	Discover Financial Services	136

		273

	Diversified Financial Services — 0.1%
1	Intercontinental Exchange, Inc.	138

	Insurance — 0.2%
3	Arthur J. Gallagher & Co.	138
1	Chubb Ltd., (Switzerland)	138
3	MetLife, Inc.	128
4	XL Group Ltd., (Bermuda)	137

		541

	Real Estate Investment Trusts (REITs) — 0.4%
1	AvalonBay Communities, Inc.	139
4	HCP, Inc.	143
5	Kimco Realty Corp.	145
5	LaSalle Hotel Properties	142
4	Omega Healthcare Investors, Inc.	136
1	SL Green Realty Corp.	141

		846

	Total Financials	2,995

	Health Care — 9.5%
	Biotechnology — 0.6%
2	Alexion Pharmaceuticals, Inc. (a)	246
2	Celgene Corp. (a)	253
3	Gilead Sciences, Inc.	256
3	Incyte Corp. (a)	250
3	Vertex Pharmaceuticals, Inc. (a)	259

		1,264

	Health Care Equipment & Supplies — 3.0%
6	Abbott Laboratories	260
37	Becton, Dickinson and Co.	6,443
10	Boston Scientific Corp. (a)	244

		6,947

	Health Care Providers & Services — 0.1%
1	McKesson Corp.	264

	Health Care Technology — 2.5%
90	Cerner Corp. (a)	5,634

	Life Sciences Tools & Services — 3.1%
1	Illumina, Inc. (a)	240
42	Thermo Fisher Scientific, Inc. (j)	6,742

		6,982

SHARES	SECURITY DESCRIPTION	VALUE($)
	Pharmaceuticals — 0.2%
3	Bristol-Myers Squibb Co.	252
3	Eli Lilly & Co.	252

		504

	Total Health Care	21,595

	Industrials — 0.8%
	Aerospace & Defense — 0.2%
1	Honeywell International, Inc.	162
1	Northrop Grumman Corp.	161
1	United Technologies Corp.	159

		482

	Airlines — 0.0% (g)
3	United Continental Holdings, Inc. (a)	155

	Building Products — 0.1%
1	Lennox International, Inc.	165
4	Masco Corp.	163

		328

	Commercial Services & Supplies — 0.1%
2	Waste Connections, Inc., (Canada)	165

	Electrical Equipment — 0.1%
2	Eaton Corp. plc	157

	Machinery — 0.1%
1	Cummins, Inc.	159
3	PACCAR, Inc.	154

		313

	Road & Rail — 0.1%
2	Union Pacific Corp.	158

	Trading Companies & Distributors — 0.1%
5	AerCap Holdings N.V., (Ireland) (a)	171

	Total Industrials	1,929

	Information Technology — 17.4%
	Electronic Equipment, Instruments & Components — 0.1%
4	TE Connectivity Ltd., (Switzerland)	243

	Internet Software & Services — 3.9%
11	Alphabet, Inc., Class A (a) (j)	8,671
2	Facebook, Inc., Class A (a)	251

		8,922

	IT Services — 12.3%
2	Accenture plc, (Ireland), Class A	246
54	Alliance Data Systems Corp. (a)	12,614

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		IT Services — continued
97		Fidelity National Information Services, Inc.	7,680
21		Fiserv, Inc. (a)	2,267
15		MasterCard, Inc., Class A	1,456
4		Vantiv, Inc., Class A (a)	238
42		Visa, Inc., Class A (j)	3,261
3		WEX, Inc. (a)	249

			28,011

		Semiconductors & Semiconductor Equipment — 0.7%
4		Analog Devices, Inc.	252
2		Broadcom Ltd., (Singapore)	254
3		Lam Research Corp.	234
21		Marvell Technology Group Ltd., (Bermuda)	248
3		NXP Semiconductors N.V., (Netherlands) (a)	261
4		Texas Instruments, Inc.	259

			1,508

		Software — 0.2%
3		Adobe Systems, Inc. (a)	249
3		Workday, Inc., Class A (a)	262

			511

		Technology Hardware, Storage & Peripherals — 0.2%
19		HP, Inc.	263
5		Western Digital Corp.	218

			481

		Total Information Technology	39,676

		Materials — 3.3%
		Chemicals — 1.6%
2		CF Industries Holdings, Inc.	58
1		E.I. du Pont de Nemours & Co.	70
1		Eastman Chemical Co.	60
28		Ecolab, Inc. (j)	3,354
2		Mosaic Co. (The)	66

			3,608

		Construction Materials — 0.0% (g)
—	(h)	Martin Marietta Materials, Inc.	73
1		Vulcan Materials Co.	71

			144

		Containers & Packaging — 1.7%
89		Berry Plastics Group, Inc. (a)	3,640
1		Crown Holdings, Inc. (a)	65
1		Sealed Air Corp.	66

SHARES	SECURITY DESCRIPTION	VALUE($)
	Containers & Packaging — continued
2	WestRock Co.	70

		3,841

	Total Materials	7,593

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
4	Level 3 Communications, Inc. (a)	179
2	SBA Communications Corp., Class A (a)	194

		373

	Wireless Telecommunication Services — 0.1%
4	T-Mobile U.S., Inc. (a)	191

	Total Telecommunication Services	564

	Utilities — 0.3%
	Electric Utilities — 0.2%
2	Edison International	119
1	NextEra Energy, Inc.	119
3	Xcel Energy, Inc.	118

		356

	Multi-Utilities — 0.1%
3	CMS Energy Corp.	113
2	Public Service Enterprise Group, Inc.	114
1	Sempra Energy	117

		344

	Total Utilities	700

	Total Common Stocks (Cost $114,967)	133,326

Short-Term Investment — 33.1%
	Investment Company — 33.1%
75,712	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $75,712)	75,712

	Total Investments — 91.4% (Cost $190,679)	209,038
	Other Assets in Excess of Liabilities — 8.6%	19,540

	NET ASSETS — 100.0%	$228,578

Short Positions — 26.0%
Common Stocks — 20.2%
	Consumer Discretionary — 5.7%
	Auto Components — 0.2%
4	Lear Corp.	498

	Hotels, Restaurants & Leisure — 0.2%
8	Darden Restaurants, Inc.	486

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
		Leisure Products — 0.2%
6		Hasbro, Inc.	474

		Media — 0.6%
3		AMC Networks, Inc., Class A (a)	152
6		Discovery Communications, Inc., Class A (a)	153
21		Interpublic Group of Cos., Inc. (The)	473
6		Omnicom Group, Inc.	468
3		Scripps Networks Interactive, Inc., Class A	173

			1,419

		Multiline Retail — 0.4%
12		Kohl’s Corp.	486
6		Target Corp.	477

			963

		Specialty Retail — 4.1%
—	(h)	AutoZone, Inc. (a)	303
9		Bed Bath & Beyond, Inc.	426
7		Best Buy Co., Inc.	236
36		Ross Stores, Inc.	2,230
205		Sally Beauty Holdings, Inc. (a)	6,003

			9,198

		Total Consumer Discretionary	13,038

		Consumer Staples — 1.2%
		Food & Staples Retailing — 0.6%
5		CVS Health Corp.	457
9		Sysco Corp.	456
6		Wal-Mart Stores, Inc.	454

			1,367

		Food Products — 0.4%
7		Campbell Soup Co.	461
6		General Mills, Inc.	451

			912

		Household Products — 0.2%
6		Colgate-Palmolive Co.	473

		Total Consumer Staples	2,752

		Energy — 0.8%
		Energy Equipment & Services — 0.1%
2		Helmerich & Payne, Inc.	128
4		National Oilwell Varco, Inc.	133

			261

		Oil, Gas & Consumable Fuels — 0.7%
3		Anadarko Petroleum Corp.	137
3		Apache Corp.	132
4		Devon Energy Corp.	151

SHARES	SECURITY DESCRIPTION	VALUE($)
	Oil, Gas & Consumable Fuels — continued
3	Enbridge, Inc., (Canada)	136
1	Exxon Mobil Corp.	132
2	Hess Corp.	130
11	Marathon Oil Corp.	145
5	Murphy Oil Corp.	131
3	ONEOK, Inc.	133
2	Phillips 66	146
3	Range Resources Corp.	135
4	Spectra Energy Corp.	146

		1,654

	Total Energy	1,915

	Financials — 2.7%
	Banks — 0.4%
8	Associated Banc-Corp.	150
8	Fifth Third Bancorp	153
10	First Horizon National Corp.	149
11	People’s United Financial, Inc.	167
2	PNC Financial Services Group, Inc. (The)	155
4	U.S. Bancorp	170

		944

	Capital Markets — 0.1%
5	Franklin Resources, Inc.	165
2	T. Rowe Price Group, Inc.	164

		329

	Consumer Finance — 0.9%
31	American Express Co.	1,971

	Diversified Financial Services — 0.1%
2	CME Group, Inc.	157
2	Nasdaq, Inc.	158

		315

	Insurance — 0.6%
2	Aflac, Inc.	154
1	Aon plc, (United Kingdom)	150
2	Arch Capital Group Ltd., (Bermuda) (a)	152
5	Progressive Corp. (The)	169
1	RenaissanceRe Holdings Ltd., (Bermuda)	157
3	Torchmark Corp.	158
1	Travelers Cos., Inc. (The)	157
3	W.R. Berkley Corp.	152

		1,249

	Real Estate Investment Trusts (REITs) — 0.6%
1	Digital Realty Trust, Inc.	146

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
1	Federal Realty Investment Trust	161
5	Healthcare Realty Trust, Inc.	170
5	Healthcare Trust of America, Inc., Class A	169
10	Host Hotels & Resorts, Inc.	169
4	UDR, Inc.	154
2	Ventas, Inc.	174
2	Welltower, Inc.	166

		1,309

	Total Financials	6,117

	Health Care — 1.8%
	Biotechnology — 0.3%
4	Amgen, Inc.	679

	Health Care Equipment & Supplies — 0.9%
3	C.R. Bard, Inc.	678
8	Medtronic plc, (Ireland)	691
7	Varian Medical Systems, Inc. (a)	690

		2,059

	Health Care Providers & Services — 0.3%
8	Cardinal Health, Inc.	687

	Pharmaceuticals — 0.3%
12	Merck & Co., Inc.	699

	Total Health Care	4,124

	Industrials — 2.0%
	Air Freight & Logistics — 0.7%
31	Expeditors International of Washington, Inc.	1,549

	Electrical Equipment — 0.4%
2	Acuity Brands, Inc.	535
4	Emerson Electric Co.	249

		784

	Machinery — 0.7%
11	AGCO Corp.	545
15	Donaldson Co., Inc.	553
5	Illinois Tool Works, Inc.	551

		1,649

	Trading Companies & Distributors — 0.2%
19	Air Lease Corp.	547

	Total Industrials	4,529

	Information Technology — 2.9%
	Communications Equipment — 0.2%
21	Juniper Networks, Inc.	478

SHARES	SECURITY DESCRIPTION	VALUE($)
	Electronic Equipment, Instruments & Components — 0.2%
8	Amphenol Corp., Class A	476

	IT Services — 0.6%
13	Broadridge Financial Solutions, Inc.	912
3	FleetCor Technologies, Inc. (a)	482

		1,394

	Semiconductors & Semiconductor Equipment — 1.3%
8	Linear Technology Corp.	467
12	Maxim Integrated Products, Inc.	489
8	Microchip Technology, Inc.	467
8	QUALCOMM, Inc.	486
17	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	470
9	Xilinx, Inc.	476

		2,855

	Software — 0.4%
5	Citrix Systems, Inc. (a)	480
6	salesforce.com, Inc. (a)	475

		955

	Technology Hardware, Storage & Peripherals — 0.2%
15	Seagate Technology plc	479

	Total Information Technology	6,637

	Materials — 0.4%
	Chemicals — 0.1%
1	Agrium, Inc., (Canada)	86
1	Air Products & Chemicals, Inc.	84

		170

	Containers & Packaging — 0.2%
1	AptarGroup, Inc.	83
1	Avery Dennison Corp.	91
1	Ball Corp.	81
2	Bemis Co., Inc.	83
2	Sonoco Products Co.	88

		426

	Metals & Mining — 0.1%
8	Alcoa, Inc.	84
1	Compass Minerals International, Inc.	87

		171

	Paper & Forest Products — 0.0% (g)
2	Domtar Corp.	91

	Total Materials	858

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
28	CenturyLink, Inc.	878
79	Verizon Communications, Inc.	4,375

	Total Telecommunication Services	5,253

	Utilities — 0.4%
	Electric Utilities — 0.2%
3	Duke Energy Corp.	229
4	Southern Co. (The)	226

		455

	Multi-Utilities — 0.2%
3	Dominion Resources, Inc.	230
2	DTE Energy Co.	229

		459

	Total Utilities	914

	Total Common Stocks (Cost $(45,177))	46,137

Exchange Traded Funds — 5.8%
	U.S. Equity — 5.8%
43	iShares Russell 2000 ETF	5,239
37	SPDR S&P 500 ETF Trust	8,109

	Total Exchange Traded Funds (Cost $(12,579))	13,348

	Total Securities Sold Short (Proceeds $57,756)	$59,485

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2016.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,404
Aggregate gross unrealized depreciation	(45)

Net unrealized appreciation/depreciation	$18,359

Federal income tax cost of investments	$190,679

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 106.3%
Common Stocks — 106.2%
		Consumer Discretionary — 18.0%
		Auto Components — 0.3%
—	(h)	Delphi Automotive plc, (United Kingdom)	26

		Hotels, Restaurants & Leisure — 3.9%
1		Carnival Corp. (j)	50
—	(h)	Chipotle Mexican Grill, Inc. (a)	25
2		Hilton Worldwide Holdings, Inc.	46
—	(h)	Norwegian Cruise Line Holdings Ltd. (a)	8
2		Royal Caribbean Cruises Ltd. (j)	114
2		Starbucks Corp.	96

			339

		Household Durables — 1.8%
3		D.R. Horton, Inc. (j)	106
—	(h)	Harman International Industries, Inc.	12
1		PulteGroup, Inc. (j)	13
1		Toll Brothers, Inc. (a)	24

			155

		Internet & Catalog Retail — 2.4%
—	(h)	Amazon.com, Inc. (a) (j)	205

		Media — 4.6%
1		CBS Corp. (Non-Voting), Class B (j)	37
—	(h)	Charter Communications, Inc., Class A (a) (j)	59
1		DISH Network Corp., Class A (a) (j)	54
11		Sirius XM Holdings, Inc. (a)	46
1		Time Warner, Inc. (j)	46
6		Twenty-First Century Fox, Inc., Class B (j)	157

			399

		Multiline Retail — 0.3%
—	(h)	Dollar General Corp.	23

		Specialty Retail — 4.7%
1		Best Buy Co., Inc.	39
—	(h)	Home Depot, Inc. (The) (j)	23
3		Lowe’s Cos., Inc. (j)	278
—	(h)	O’Reilly Automotive, Inc. (a)	64

			404

		Total Consumer Discretionary	1,551

SHARES		SECURITY DESCRIPTION	VALUE($)
		Consumer Staples — 8.9%
		Beverages — 4.2%
—	(h)	Boston Beer Co., Inc. (The), Class A (a)	30
—	(h)	Constellation Brands, Inc., Class A	72
2		Molson Coors Brewing Co., Class B (j)	181
1		PepsiCo, Inc. (j)	78

			361

		Food & Staples Retailing — 1.5%
—	(h)	Costco Wholesale Corp. (j)	58
2		Kroger Co. (The)	68

			126

		Food Products — 1.4%
1		ConAgra Foods, Inc.	28
1		Mondelez International, Inc., Class A	57
—	(h)	Post Holdings, Inc. (a)	40

			125

		Household Products — 0.7%
—	(h)	Kimberly-Clark Corp.	63

		Personal Products — 0.2%
—	(h)	Estee Lauder Cos., Inc. (The), Class A	20

		Tobacco — 0.9%
1		Philip Morris International, Inc.	75

		Total Consumer Staples	770

		Energy — 4.7%
		Energy Equipment & Services — 0.2%
—	(h)	Schlumberger Ltd.	17

		Oil, Gas & Consumable Fuels — 4.5%
1		Cabot Oil & Gas Corp.	23
—	(h)	Concho Resources, Inc. (a)	19
2		Diamondback Energy, Inc. (a) (j)	152
—	(h)	EOG Resources, Inc.	26
1		Pioneer Natural Resources Co. (j)	130
—	(h)	TransCanada Corp., (Canada)	18
—	(h)	Valero Energy Corp.	18

			386

		Total Energy	403

		Financials — 14.6%
		Banks — 4.2%
3		Bank of America Corp. (j)	39
1		Citigroup, Inc. (j)	47

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		Banks — continued
1		Citizens Financial Group, Inc.	28
1		East West Bancorp, Inc.	19
5		KeyCorp (j)	56
6		Regions Financial Corp.	54
1		TCF Financial Corp.	16
1		Wells Fargo & Co. (j)	43
2		Zions Bancorporation	60

			362

		Capital Markets — 1.6%
—	(h)	BlackRock, Inc. (j)	23
2		Charles Schwab Corp. (The) (j)	65
1		Morgan Stanley (j)	41
—	(h)	State Street Corp.	10

			139

		Consumer Finance — 0.2%
—	(h)	Discover Financial Services	20

		Diversified Financial Services — 0.7%
—	(h)	Intercontinental Exchange, Inc. (j)	48
1		Voya Financial, Inc.	14

			62

		Insurance — 5.1%
2		Arthur J. Gallagher & Co. (j)	85
2		Chubb Ltd., (Switzerland) (j)	210
1		Hartford Financial Services Group, Inc. (The)	24
3		MetLife, Inc. (j)	117

			436

		Real Estate Investment Trusts (REITs) — 2.8%
—	(h)	AvalonBay Communities, Inc. (j)	43
—	(h)	Equinix, Inc.	24
3		Kimco Realty Corp. (j)	84
—	(h)	Regency Centers Corp.	17
1		SL Green Realty Corp. (j)	59
—	(h)	STORE Capital Corp.	13

			240

		Total Financials	1,259

		Health Care — 10.6%
		Biotechnology — 2.1%
—	(h)	Alexion Pharmaceuticals, Inc. (a) (j)	25
—	(h)	Biogen, Inc. (a)	37
—	(h)	BioMarin Pharmaceutical, Inc. (a)	9
—	(h)	Celgene Corp. (a) (j)	34

SHARES		SECURITY DESCRIPTION	VALUE($)
		Biotechnology — continued
—	(h)	Gilead Sciences, Inc. (j)	29
—	(h)	Incyte Corp. (a)	9
—	(h)	Vertex Pharmaceuticals, Inc. (a)	39

			182

		Health Care Equipment & Supplies — 0.7%
2		Boston Scientific Corp. (a)	57

		Health Care Providers & Services — 5.2%
2		Aetna, Inc. (j)	183
1		Humana, Inc.	185
—	(h)	McKesson Corp. (j)	79

			447

		Life Sciences Tools & Services — 0.3%
—	(h)	Illumina, Inc. (a)	26

		Pharmaceuticals — 2.3%
—	(h)	Allergan plc (a) (j)	69
1		Bristol-Myers Squibb Co. (j)	55
—	(h)	Eli Lilly & Co. (j)	41
1		Pfizer, Inc.	35

			200

		Total Health Care	912

		Industrials — 15.6%
		Aerospace & Defense — 4.3%
1		Curtiss-Wright Corp. (j)	53
2		Honeywell International, Inc. (j)	180
—	(h)	L-3 Communications Holdings, Inc.	9
1		Textron, Inc.	35
1		United Technologies Corp. (j)	100

			377

		Airlines — 0.9%
1		Delta Air Lines, Inc. (j)	43
1		United Continental Holdings, Inc. (a) (j)	35

			78

		Building Products — 0.9%
—	(h)	Allegion plc, (Ireland)	14
—	(h)	Lennox International, Inc.	62

			76

		Construction & Engineering — 0.3%
—	(h)	Fluor Corp.	25

		Electrical Equipment — 1.6%
2		Eaton Corp. plc (j)	138

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		Machinery — 2.7%
—	(h)	Cummins, Inc.	30
—	(h)	Ingersoll-Rand plc	19
—	(h)	Pentair plc, (United Kingdom)	27
—	(h)	Snap-on, Inc.	37
1		Stanley Black & Decker, Inc. (j)	119

			232

		Road & Rail — 4.9%
—	(h)	Canadian National Railway Co., (Canada)	19
1		Canadian Pacific Railway Ltd., (Canada)	152
3		Union Pacific Corp. (j)	249

			420

		Total Industrials	1,346

		Information Technology — 21.3%
		Electronic Equipment, Instruments & Components — 0.6%
1		TE Connectivity Ltd., (Switzerland) (j)	48

		Internet Software & Services — 4.9%
—	(h)	Alphabet, Inc., Class C (a) (j)	247
1		Facebook, Inc., Class A (a) (j)	179

			426

		IT Services — 3.9%
1		Accenture plc, (Ireland), Class A (j)	93
—	(h)	Alliance Data Systems Corp. (a)	9
1		Fidelity National Information Services, Inc. (j)	100
2		First Data Corp., Class A (a)	21
1		Vantiv, Inc., Class A (a)	40
—	(h)	Visa, Inc., Class A	31
—	(h)	WEX, Inc. (a)	41

			335

		Semiconductors & Semiconductor Equipment — 8.3%
1		Broadcom Ltd., (Singapore) (j)	238
2		Lam Research Corp. (j)	167
2		NXP Semiconductors N.V., (Netherlands) (a) (j)	190
2		Texas Instruments, Inc. (j)	118

			713

		Software — 3.1%
1		Adobe Systems, Inc. (a) (j)	117

SHARES		SECURITY DESCRIPTION	VALUE($)
		Software — continued
—	(h)	Citrix Systems, Inc. (a)	14
1		Microsoft Corp. (j)	71
1		Mobileye N.V., (Israel) (a)	37
—	(h)	Workday, Inc., Class A (a)	31

			270

		Technology Hardware, Storage & Peripherals — 0.5%
1		HP, Inc.	19
1		Western Digital Corp.	25

			44

		Total Information Technology	1,836

		Materials — 4.9%
		Chemicals — 2.0%
—	(h)	Dow Chemical Co. (The)	9
—	(h)	E.I. du Pont de Nemours & Co.	23
1		Eastman Chemical Co. (j)	92
1		Mosaic Co. (The)	27
—	(h)	Westlake Chemical Corp.	22

			173

		Construction Materials — 1.1%
—	(h)	Martin Marietta Materials, Inc. (j)	52
—	(h)	Vulcan Materials Co. (j)	47

			99

		Containers & Packaging — 1.8%
2		Crown Holdings, Inc. (a)	123
—	(h)	Sealed Air Corp.	14
—	(h)	WestRock Co.	14

			151

		Total Materials	423

		Telecommunication Services — 1.5%
		Wireless Telecommunication Services — 1.5%
3		T-Mobile U.S., Inc. (a) (j)	131

		Utilities — 6.1%
		Electric Utilities — 3.7%
1		Edison International (j)	54
1		Exelon Corp.	22
1		NextEra Energy, Inc. (j)	148
2		Xcel Energy, Inc. (j)	93

			317

		Gas Utilities — 0.1%
—	(h)	UGI Corp.	11

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		Multi-Utilities — 2.2%
1		CMS Energy Corp. (j)	61
—	(h)	NiSource, Inc.	10
1		Public Service Enterprise Group, Inc.	38
—	(h)	SCANA Corp.	18
—	(h)	Sempra Energy	25
1		WEC Energy Group, Inc.	36

			188

		Water Utilities — 0.1%
—	(h)	American Water Works Co., Inc.	12

		Total Utilities	528

		Total Common Stocks (Cost $6,447)	9,159

Short-Term Investment — 0.1%
		Investment Company — 0.1%
7		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $7)	7

		Total Investments — 106.3% (Cost $6,454)	9,166
		Liabilities in Excess of Other Assets — (6.3)%	(547)

		NET ASSETS — 100.0%	$8,619

Short Positions — 75.4%
Common Stocks — 75.4%
		Consumer Discretionary — 13.4%
		Auto Components — 0.5%
—	(h)	Autoliv, Inc., (Sweden)	17
—	(h)	BorgWarner, Inc.	8
—	(h)	Lear Corp.	17

			42

		Automobiles — 0.6%
2		Ford Motor Co.	24
1		General Motors Co.	31

			55

		Hotels, Restaurants & Leisure — 2.3%
—	(h)	Choice Hotels International, Inc.	9
1		Darden Restaurants, Inc.	64
—	(h)	Hyatt Hotels Corp., Class A (a)	20
1		Marriott International, Inc., Class A	38

SHARES		SECURITY DESCRIPTION	VALUE($)
		Hotels, Restaurants & Leisure — continued
1		McDonald’s Corp.	68

			199

		Household Durables — 0.4%
—	(h)	Garmin Ltd., (Switzerland)	12
1		Lennar Corp., Class A	27

			39

		Internet & Catalog Retail — 1.2%
—	(h)	Expedia, Inc.	26
1		Netflix, Inc. (a)	63
—	(h)	Priceline Group, Inc. (The) (a)	12

			101

		Leisure Products — 0.9%
—	(h)	Hasbro, Inc.	26
2		Mattel, Inc.	56

			82

		Media — 4.2%
—	(h)	AMC Networks, Inc., Class A (a)	19
1		Cinemark Holdings, Inc.	35
2		Discovery Communications, Inc., Class A (a)	38
1		Interpublic Group of Cos., Inc. (The)	34
3		News Corp., Class A	34
1		Omnicom Group, Inc.	70
1		Regal Entertainment Group, Class A	32
1		Scripps Networks Interactive, Inc., Class A	36
1		Walt Disney Co. (The)	62

			360

		Multiline Retail — 1.0%
1		Kohl’s Corp.	22
—	(h)	Nordstrom, Inc.	9
1		Target Corp.	54

			85

		Specialty Retail — 1.8%
1		Abercrombie & Fitch Co., Class A	18
2		Bed Bath & Beyond, Inc.	80
—	(h)	CarMax, Inc. (a)	27
1		DSW, Inc., Class A	15
1		Gap, Inc. (The)	13

			153

		Textiles, Apparel & Luxury Goods — 0.5%
—	(h)	NIKE, Inc., Class B	9

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
		Textiles, Apparel & Luxury Goods — continued
1		Under Armour, Inc., Class A (a)	25
—	(h)	Under Armour, Inc., Class C (a)	6

			40

		Total Consumer Discretionary	1,156

		Consumer Staples — 9.3%
		Beverages — 1.0%
1		Brown-Forman Corp., Class B	69
—	(h)	Coca-Cola Co. (The)	17

			86

		Food & Staples Retailing — 2.4%
1		CVS Health Corp.	76
1		Sysco Corp.	50
—	(h)	Wal-Mart Stores, Inc.	30
2		Whole Foods Market, Inc.	54

			210

		Food Products — 2.1%
1		General Mills, Inc.	56
—	(h)	Kellogg Co.	34
1		Kraft Heinz Co. (The)	94

			184

		Household Products — 3.4%
—	(h)	Church & Dwight Co., Inc.	34
1		Clorox Co. (The)	105
1		Colgate-Palmolive Co.	68
1		Procter & Gamble Co. (The)	87

			294

		Personal Products — 0.4%
1		Coty, Inc., Class A	31

		Total Consumer Staples	805

		Energy — 1.8%
		Energy Equipment & Services — 0.2%
—	(h)	Baker Hughes, Inc.	14

		Oil, Gas & Consumable Fuels — 1.6%
—	(h)	Anadarko Petroleum Corp.	10
—	(h)	Apache Corp.	5
—	(h)	Chevron Corp.	17
—	(h)	ConocoPhillips	19
—	(h)	Devon Energy Corp.	8
1		Exxon Mobil Corp.	58
—	(h)	Hess Corp.	8
—	(h)	Marathon Oil Corp.	5
—	(h)	Murphy Oil Corp.	4

SHARES		SECURITY DESCRIPTION	VALUE($)
		Oil, Gas & Consumable Fuels — continued
—	(h)	Phillips 66	9

			143

		Total Energy	157

		Financials — 9.9%
		Banks — 1.5%
—	(h)	Bank of Hawaii Corp.	24
1		Fifth Third Bancorp	11
1		First Horizon National Corp.	19
—	(h)	M&T Bank Corp.	17
1		People’s United Financial, Inc.	21
—	(h)	PNC Financial Services Group, Inc. (The)	15
1		U.S. Bancorp	25

			132

		Capital Markets — 1.2%
1		Federated Investors, Inc., Class B	21
1		Franklin Resources, Inc.	28
—	(h)	Invesco Ltd.	9
—	(h)	Northern Trust Corp.	5
1		T. Rowe Price Group, Inc.	44

			107

		Diversified Financial Services — 0.5%
—	(h)	CME Group, Inc.	42

		Insurance — 4.3%
—	(h)	Aflac, Inc.	34
—	(h)	Allstate Corp. (The)	17
—	(h)	Aon plc, (United Kingdom)	6
1		Arch Capital Group Ltd., (Bermuda) (a)	44
—	(h)	Assurant, Inc.	9
7		Genworth Financial, Inc., Class A (a)	21
2		Progressive Corp. (The)	78
—	(h)	RenaissanceRe Holdings Ltd., (Bermuda)	9
1		Torchmark Corp.	33
—	(h)	Travelers Cos., Inc. (The)	37
1		W.R. Berkley Corp.	80

			368

		Real Estate Investment Trusts (REITs) — 2.4%
—	(h)	Crown Castle International Corp.	9
—	(h)	Digital Realty Trust, Inc.	34

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
		Real Estate Investment Trusts (REITs) — continued
—	(h)	Federal Realty Investment Trust	44
—	(h)	Healthcare Trust of America, Inc., Class A	8
2		Host Hotels & Resorts, Inc.	29
—	(h)	UDR, Inc.	9
1		Ventas, Inc.	57
—	(h)	Welltower, Inc.	17

			207

		Total Financials	856

		Health Care — 5.0%
		Health Care Equipment & Supplies — 1.8%
1		Baxter International, Inc.	53
—	(h)	C.R. Bard, Inc.	33
1		Medtronic plc, (Ireland)	53
—	(h)	Varian Medical Systems, Inc. (a)	19

			158

		Health Care Providers & Services — 1.6%
1		Community Health Systems, Inc. (a)	13
—	(h)	DaVita HealthCare Partners, Inc. (a)	8
1		Express Scripts Holding Co. (a)	60
—	(h)	HCA Holdings, Inc. (a)	11
—	(h)	Laboratory Corp. of America Holdings (a)	21
—	(h)	Quest Diagnostics, Inc.	11
—	(h)	Tenet Healthcare Corp. (a)	15

			139

		Health Care Technology — 0.5%
—	(h)	athenahealth, Inc. (a)	17
—	(h)	Cerner Corp. (a)	26

			43

		Pharmaceuticals — 1.1%
1		AbbVie, Inc.	56
—	(h)	Johnson & Johnson	37

			93

		Total Health Care	433

		Industrials — 11.5%
		Aerospace & Defense — 3.1%
1		Boeing Co. (The)	166
—	(h)	Lockheed Martin Corp.	86
—	(h)	Raytheon Co.	17

			269

SHARES		SECURITY DESCRIPTION	VALUE($)
		Air Freight & Logistics — 0.2%
—	(h)	C.H. Robinson Worldwide, Inc.	13

		Airlines — 0.0% (g)
—	(h)	American Airlines Group, Inc.	3

		Electrical Equipment — 0.4%
—	(h)	Emerson Electric Co.	10
—	(h)	Rockwell Automation, Inc.	24

			34

		Industrial Conglomerates — 3.5%
1		3M Co.	116
6		General Electric Co.	189

			305

		Machinery — 1.8%
1		AGCO Corp.	30
—	(h)	Deere & Co.	26
1		Donaldson Co., Inc.	41
—	(h)	Flowserve Corp.	21
—	(h)	Illinois Tool Works, Inc.	33

			151

		Professional Services — 0.2%
—	(h)	Nielsen Holdings plc	19

		Road & Rail — 1.8%
4		Heartland Express, Inc.	75
1		Knight Transportation, Inc.	37
2		Werner Enterprises, Inc.	42

			154

		Trading Companies & Distributors — 0.5%
—	(h)	Fastenal Co.	13
—	(h)	W.W. Grainger, Inc.	29

			42

		Total Industrials	990

		Information Technology — 11.5%
		Communications Equipment — 1.2%
2		Cisco Systems, Inc.	75
1		Juniper Networks, Inc.	25

			100

		Electronic Equipment, Instruments & Components — 0.2%
—	(h)	Amphenol Corp., Class A	14

		Internet Software & Services — 0.1%
—	(h)	GrubHub, Inc. (a)	9

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
		IT Services — 1.0%
—	(h)	Automatic Data Processing, Inc.	10
—	(h)	International Business Machines Corp.	37
1		Paychex, Inc.	41

			88

		Semiconductors & Semiconductor Equipment — 6.6%
3		Intel Corp.	121
1		Linear Technology Corp.	38
—	(h)	Maxim Integrated Products, Inc.	14
2		Microchip Technology, Inc.	134
1		Micron Technology, Inc. (a)	11
1		NVIDIA Corp.	40
2		QUALCOMM, Inc.	112
3		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	76
—	(h)	Xilinx, Inc.	24

			570

		Software — 1.2%
2		Oracle Corp.	67
—	(h)	salesforce.com, Inc. (a)	25
—	(h)	SAP SE, (Germany), ADR	16

			108

		Technology Hardware, Storage & Peripherals — 1.2%
1		Apple, Inc.	86
—	(h)	Seagate Technology plc	16

			102

		Total Information Technology	991

		Materials — 3.6%
		Chemicals — 1.7%
—	(h)	Ecolab, Inc.	43
1		LyondellBasell Industries N.V., Class A	67
—	(h)	Praxair, Inc.	15
—	(h)	Sherwin-Williams Co. (The)	21

			146

		Containers & Packaging — 0.7%
—	(h)	Avery Dennison Corp.	19
—	(h)	International Paper Co.	19
—	(h)	Sonoco Products Co.	22

			60

SHARES		SECURITY DESCRIPTION	VALUE($)
		Metals & Mining — 1.0%
5		Alcoa, Inc.	48
1		Compass Minerals International, Inc.	36
—	(h)	Freeport-McMoRan, Inc.	5

			89

		Paper & Forest Products — 0.2%
—	(h)	Domtar Corp.	14

		Total Materials	309

		Telecommunication Services — 2.9%
		Diversified Telecommunication Services — 2.9%
—	(h)	AT&T, Inc.	8
2		CenturyLink, Inc.	55
3		Verizon Communications, Inc.	186

		Total Telecommunication Services	249

		Utilities — 6.5%
		Electric Utilities — 2.9%
1		Duke Energy Corp.	126
1		FirstEnergy Corp.	25
2		Southern Co. (The)	93

			244

		Multi-Utilities — 3.6%
1		Ameren Corp.	66
—	(h)	Consolidated Edison, Inc.	28
2		Dominion Resources, Inc.	155
1		DTE Energy Co.	63

			312

		Total Utilities	556

		Total Securities Sold Short (Proceeds $6,586)	$6,502

Percentages indicated are based on net assets.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares.
(j)	—	All or a portion of the security is segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,754
Aggregate gross unrealized depreciation	(42)

Net unrealized appreciation/depreciation	$2,712

Federal income tax cost of investments	$6,454

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.1%
Common Stocks — 86.7%
	Consumer Discretionary — 14.1%
	Auto Components — 0.3%
15	Delphi Automotive plc, (United Kingdom)	1,026

	Hotels, Restaurants & Leisure — 3.4%
40	Carnival Corp.	1,853
2	Chipotle Mexican Grill, Inc. (a)	989
75	Hilton Worldwide Holdings, Inc.	1,740
8	Norwegian Cruise Line Holdings Ltd. (a)	334
57	Royal Caribbean Cruises Ltd.	4,094
69	Starbucks Corp.	4,009

		13,019

	Household Durables — 1.4%
100	D.R. Horton, Inc.	3,279
5	Harman International Industries, Inc.	422
25	PulteGroup, Inc.	523
36	Toll Brothers, Inc. (a)	1,008

		5,232

	Internet & Catalog Retail — 1.3%
7	Amazon.com, Inc. (a)	5,102

	Media — 3.8%
30	CBS Corp. (Non-Voting), Class B (j)	1,566
10	Charter Communications, Inc., Class A	2,421
34	DISH Network Corp., Class A (a)	1,824
450	Sirius XM Holdings, Inc. (a)	1,973
22	Time Warner, Inc.	1,660
194	Twenty-First Century Fox, Inc., Class B	5,250

		14,694

	Multiline Retail — 0.3%
13	Dollar General Corp.	1,218

	Specialty Retail — 3.6%
48	Best Buy Co., Inc. (j)	1,611
9	Home Depot, Inc. (The)	1,291
102	Lowe’s Cos., Inc.	8,361
8	O’Reilly Automotive, Inc. (a)	2,454

		13,717

	Total Consumer Discretionary	54,008

	Consumer Staples — 7.4%
	Beverages — 3.3%
6	Boston Beer Co., Inc. (The), Class A (a)	1,026

SHARES	SECURITY DESCRIPTION	VALUE($)
	Beverages — continued
16	Constellation Brands, Inc., Class A	2,557
63	Molson Coors Brewing Co., Class B	6,468
24	PepsiCo, Inc.	2,632

		12,683

	Food & Staples Retailing — 1.4%
16	Costco Wholesale Corp.	2,738
77	Kroger Co. (The)	2,625

		5,363

	Food Products — 1.2%
25	ConAgra Foods, Inc.	1,180
44	Mondelez International, Inc., Class A	1,913
18	Post Holdings, Inc. (a)	1,553

		4,646

	Household Products — 0.6%
18	Kimberly-Clark Corp.	2,369

	Personal Products — 0.2%
9	Estee Lauder Cos., Inc. (The), Class A	808

	Tobacco — 0.7%
24	Philip Morris International, Inc.	2,398

	Total Consumer Staples	28,267

	Energy — 3.4%
	Energy Equipment & Services — 0.2%
10	Schlumberger Ltd.	772

	Oil, Gas & Consumable Fuels — 3.2%
31	Cabot Oil & Gas Corp.	762
6	Concho Resources, Inc. (a)	803
46	Diamondback Energy, Inc.	4,053
9	EOG Resources, Inc.	739
28	Pioneer Natural Resources Co.	4,564
16	TransCanada Corp., (Canada)	735
15	Valero Energy Corp.	790

		12,446

	Total Energy	13,218

	Financials — 11.9%
	Banks — 3.1%
68	Bank of America Corp. (j)	987
24	Citigroup, Inc.	1,046
52	Citizens Financial Group, Inc.	1,169
23	East West Bancorp, Inc.	800
179	KeyCorp	2,090
178	Regions Financial Corp.	1,629

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Banks — continued
47	TCF Financial Corp.	643
28	Wells Fargo & Co. (j)	1,367
71	Zions Bancorporation	1,984

		11,715

	Capital Markets — 1.4%
2	BlackRock, Inc.	839
84	Charles Schwab Corp. (The)	2,395
58	Morgan Stanley (j)	1,660
7	State Street Corp.	432

		5,326

	Consumer Finance — 0.1%
10	Discover Financial Services	594

	Diversified Financial Services — 0.6%
7	Intercontinental Exchange, Inc.	1,746
19	Voya Financial, Inc.	498

		2,244

	Insurance — 4.4%
60	Arthur J. Gallagher & Co.	2,945
68	Chubb Ltd., (Switzerland) (j)	8,470
21	Hartford Financial Services Group, Inc. (The)	833
104	MetLife, Inc.	4,441

		16,689

	Real Estate Investment Trusts (REITs) — 2.3%
10	AvalonBay Communities, Inc.	1,779
2	Equinix, Inc.	752
75	Kimco Realty Corp.	2,408
8	Regency Centers Corp.	637
22	SL Green Realty Corp.	2,646
18	STORE Capital Corp.	564

		8,786

	Total Financials	45,354

	Health Care — 8.7%
	Biotechnology — 2.1%
8	Alexion Pharmaceuticals, Inc. (a)	976
6	Biogen, Inc. (a)	1,633
4	BioMarin Pharmaceutical, Inc. (a)	389
16	Celgene Corp. (a) (j)	1,772
16	Gilead Sciences, Inc. (j)	1,242
4	Incyte Corp. (a)	394
17	Vertex Pharmaceuticals, Inc. (a)	1,607

		8,013

	Health Care Equipment & Supplies — 0.4%
74	Boston Scientific Corp. (a)	1,791

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care Providers & Services — 3.9%
52	Aetna, Inc. (j)	6,001
38	Humana, Inc.	6,531
13	McKesson Corp. (j)	2,475

		15,007

	Life Sciences Tools & Services — 0.3%
7	Illumina, Inc. (a) (j)	1,102

	Pharmaceuticals — 2.0%
9	Allergan plc (a)	2,344
27	Bristol-Myers Squibb Co.	1,984
19	Eli Lilly & Co.	1,610
44	Pfizer, Inc.	1,617

		7,555

	Total Health Care	33,468

	Industrials — 12.0%
	Aerospace & Defense — 3.0%
19	Curtiss-Wright Corp.	1,726
37	Honeywell International, Inc.	4,281
3	L-3 Communications Holdings, Inc.	410
18	Textron, Inc.	710
39	United Technologies Corp.	4,164

		11,291

	Airlines — 0.8%
43	Delta Air Lines, Inc.	1,672
30	United Continental Holdings, Inc. (a)	1,416

		3,088

	Building Products — 0.7%
8	Allegion plc, (Ireland) (j)	552
14	Lennox International, Inc.	2,176

		2,728

	Construction & Engineering — 0.2%
16	Fluor Corp.	859

	Electrical Equipment — 1.2%
71	Eaton Corp. plc	4,495

	Machinery — 1.8%
7	Cummins, Inc.	871
14	Pentair plc, (United Kingdom)	875
8	Snap-on, Inc.	1,307
31	Stanley Black & Decker, Inc. (j)	3,771

		6,824

	Road & Rail — 4.3%
10	Canadian National Railway Co., (Canada)	606

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Road & Rail — continued
45	Canadian Pacific Railway Ltd., (Canada) (j)	6,765
98	Union Pacific Corp.	9,078

		16,449

	Total Industrials	45,734

	Information Technology — 17.8%
	Electronic Equipment, Instruments & Components — 0.5%
34	TE Connectivity Ltd., (Switzerland)	2,062

	Internet Software & Services — 3.2%
10	Alphabet, Inc., Class C (a) (j)	7,684
37	Facebook, Inc., Class A (a)	4,565

		12,249

	IT Services — 3.4%
30	Accenture plc, (Ireland), Class A (j)	3,354
2	Alliance Data Systems Corp. (a)	377
46	Fidelity National Information Services, Inc. (j)	3,629
73	First Data Corp., Class A (a)	904
29	Vantiv, Inc., Class A (a) (j)	1,567
16	Visa, Inc., Class A	1,220
19	WEX, Inc. (a)	1,742

		12,793

	Semiconductors & Semiconductor Equipment — 7.4%
63	Broadcom Ltd., (Singapore) (j)	10,206
77	Lam Research Corp. (j)	6,947
84	NXP Semiconductors N.V., (Netherlands) (a) (j)	7,083
58	Texas Instruments, Inc.	4,078

		28,314

	Software — 2.8%
48	Adobe Systems, Inc. (a) (j)	4,650
6	Citrix Systems, Inc. (a)	547
52	Microsoft Corp.	2,952
24	Mobileye N.V., (Israel) (a)	1,152
16	Workday, Inc., Class A (a)	1,307

		10,608

	Technology Hardware, Storage & Peripherals — 0.5%
59	HP, Inc.	833
22	Western Digital Corp.	1,064

		1,897

	Total Information Technology	67,923

SHARES	SECURITY DESCRIPTION	VALUE($)
	Materials — 4.3%
	Chemicals — 1.8%
7	Dow Chemical Co. (The)	377
14	E.I. du Pont de Nemours & Co.	936
55	Eastman Chemical Co.	3,603
41	Mosaic Co. (The)	1,095
21	Westlake Chemical Corp.	944

		6,955

	Construction Materials — 1.0%
9	Martin Marietta Materials, Inc.	1,900
13	Vulcan Materials Co.	1,645

		3,545

	Containers & Packaging — 1.5%
90	Crown Holdings, Inc. (a)	4,775
13	Sealed Air Corp.	611
10	WestRock Co.	447

		5,833

	Total Materials	16,333

	Telecommunication Services — 1.2%
	Wireless Telecommunication Services — 1.2%
104	T-Mobile U.S., Inc. (a) (j)	4,808

	Utilities — 5.9%
	Electric Utilities — 3.6%
33	Edison International	2,543
26	Exelon Corp.	987
49	NextEra Energy, Inc.	6,229
88	Xcel Energy, Inc.	3,851

		13,610

	Gas Utilities — 0.1%
10	UGI Corp.	432

	Multi-Utilities — 2.1%
56	CMS Energy Corp.	2,522
14	NiSource, Inc.	371
35	Public Service Enterprise Group, Inc.	1,623
10	SCANA Corp.	782
10	Sempra Energy	1,064
24	WEC Energy Group, Inc.	1,556

		7,918

	Water Utilities — 0.1%
5	American Water Works Co., Inc.	441

	Total Utilities	22,401

	Total Common Stocks (Cost $250,060)	331,514

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Short-Term Investments — 13.4%
	Investment Company — 13.2%
50,467	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l)	50,467

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
605	U.S. Treasury Bill, 0.482%, 03/30/17 (k) (n)	604

	Total Short-Term Investments (Cost $51,070)	51,071

	Total Investments — 100.1% (Cost $301,130)	382,585
	Liabilities in Excess of Other Assets — (0.1)%	(434)

	NET ASSETS — 100.0%	$382,151

SHARES
Short Positions — 85.2%
Common Stocks — 85.2%
	Consumer Discretionary — 15.2%
	Auto Components — 0.5%
9	Autoliv, Inc., (Sweden)	979
11	BorgWarner, Inc.	362
6	Lear Corp.	692

		2,033

	Automobiles — 0.6%
82	Ford Motor Co.	1,032
36	General Motors Co.	1,136

		2,168

	Hotels, Restaurants & Leisure — 3.0%
8	Choice Hotels International, Inc.	381
47	Darden Restaurants, Inc.	2,879
31	Hyatt Hotels Corp., Class A (a)	1,584
42	Marriott International, Inc., Class A	3,008
30	McDonald’s Corp.	3,518

		11,370

	Household Durables — 0.4%
14	Garmin Ltd., (Switzerland)	744
21	Lennar Corp., Class A	964

		1,708

	Internet & Catalog Retail — 1.4%
11	Expedia, Inc.	1,330
36	Netflix, Inc. (a)	3,251
1	Priceline Group, Inc. (The) (a)	810

		5,391

SHARES	SECURITY DESCRIPTION	VALUE($)
	Leisure Products — 1.2%
20	Hasbro, Inc.	1,584
92	Mattel, Inc.	3,060

		4,644

	Media — 4.8%
16	AMC Networks, Inc., Class A (a)	906
44	Cinemark Holdings, Inc.	1,658
80	Discovery Communications, Inc., Class A (a)	2,019
90	Interpublic Group of Cos., Inc. (The)	2,079
157	News Corp., Class A	2,040
38	Omnicom Group, Inc.	3,100
67	Regal Entertainment Group, Class A	1,578
24	Scripps Networks Interactive, Inc., Class A	1,563
5	Viacom, Inc., Class B	232
31	Walt Disney Co. (The)	3,013

		18,188

	Multiline Retail — 1.0%
24	Kohl’s Corp.	1,013
9	Nordstrom, Inc.	398
33	Target Corp.	2,494

		3,905

	Specialty Retail — 1.8%
83	Bed Bath & Beyond, Inc.	3,728
27	CarMax, Inc. (a)	1,544
36	DSW, Inc., Class A	876
29	Gap, Inc. (The)	750

		6,898

	Textiles, Apparel & Luxury Goods — 0.5%
7	NIKE, Inc., Class B	372
28	Under Armour, Inc., Class A (a)	1,085
13	Under Armour, Inc., Class C (a)	480

		1,937

	Total Consumer Discretionary	58,242

	Consumer Staples — 9.3%
	Beverages — 0.8%
25	Brown-Forman Corp., Class B	2,424
17	Coca-Cola Co. (The)	750

		3,174

	Food & Staples Retailing — 3.0%
47	CVS Health Corp.	4,396
52	Sysco Corp.	2,672
32	Wal-Mart Stores, Inc.	2,336
63	Whole Foods Market, Inc.	1,935

		11,339

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Food Products — 2.1%
29	General Mills, Inc.	2,070
17	Kellogg Co.	1,400
50	Kraft Heinz Co. (The)	4,361

		7,831

	Household Products — 3.1%
21	Church & Dwight Co., Inc.	2,094
31	Clorox Co. (The)	4,011
38	Colgate-Palmolive Co.	2,829
35	Procter & Gamble Co. (The)	3,021

		11,955

	Personal Products — 0.3%
45	Coty, Inc., Class A	1,217

	Total Consumer Staples	35,516

	Energy — 3.1%
	Energy Equipment & Services — 0.3%
13	Baker Hughes, Inc.	598
6	Helmerich & Payne, Inc.	378

		976

	Oil, Gas & Consumable Fuels — 2.8%
13	Anadarko Petroleum Corp.	698
7	Apache Corp.	341
11	Chevron Corp.	1,137
35	ConocoPhillips	1,429
11	Devon Energy Corp.	406
63	Exxon Mobil Corp.	5,568
7	Hess Corp.	354
15	Marathon Oil Corp.	203
6	Murphy Oil Corp.	176
5	Phillips 66	365

		10,677

	Total Energy	11,653

	Financials — 12.1%
	Banks — 3.1%
53	Associated Banc-Corp.	986
32	Bank of Hawaii Corp.	2,185
12	BB&T Corp.	431
63	Fifth Third Bancorp	1,196
70	First Horizon National Corp.	1,025
8	M&T Bank Corp.	939
115	People’s United Financial, Inc.	1,742
16	PNC Financial Services Group, Inc. (The)	1,347
51	U.S. Bancorp	2,167

		12,018

SHARES	SECURITY DESCRIPTION	VALUE($)
	Capital Markets — 1.3%
44	Federated Investors, Inc., Class B	1,373
34	Franklin Resources, Inc.	1,245
13	Invesco Ltd.	371
3	Northern Trust Corp.	196
24	T. Rowe Price Group, Inc.	1,704

		4,889

	Diversified Financial Services — 0.5%
19	CME Group, Inc.	1,932

	Insurance — 4.6%
21	Aflac, Inc.	1,532
10	Allstate Corp. (The)	704
4	Aon plc, (United Kingdom)	393
30	Arch Capital Group Ltd., (Bermuda) (a)	2,146
9	Assurant, Inc.	780
78	Genworth Financial, Inc., Class A (a)	224
122	Progressive Corp. (The)	3,980
4	RenaissanceRe Holdings Ltd., (Bermuda)	411
29	Torchmark Corp.	1,785
13	Travelers Cos., Inc. (The)	1,534
68	W.R. Berkley Corp.	3,951

		17,440

	Real Estate Investment Trusts (REITs) — 2.6%
5	Crown Castle International Corp.	511
13	Digital Realty Trust, Inc.	1,378
10	Federal Realty Investment Trust	1,765
23	Healthcare Trust of America, Inc., Class A	770
71	Host Hotels & Resorts, Inc.	1,258
10	UDR, Inc.	387
39	Ventas, Inc.	2,955
13	Welltower, Inc.	1,050

		10,074

	Total Financials	46,353

	Health Care — 7.6%
	Biotechnology — 0.2%
5	Amgen, Inc.	825

	Health Care Equipment & Supplies — 3.1%
86	Baxter International, Inc.	4,128
6	C.R. Bard, Inc.	1,320
62	Medtronic plc, (Ireland)	5,413
8	Varian Medical Systems, Inc. (a)	796

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Health Care Equipment & Supplies — continued
3	Zimmer Biomet Holdings, Inc.	393

		12,050

	Health Care Providers & Services — 1.9%
40	Community Health Systems, Inc. (a)	511
12	DaVita HealthCare Partners, Inc. (a)	910
34	Express Scripts Holding Co. (a)	2,548
10	HCA Holdings, Inc. (a)	794
5	Laboratory Corp. of America Holdings (a)	698
5	Quest Diagnostics, Inc.	389
32	Tenet Healthcare Corp. (a)	992
3	Universal Health Services, Inc., Class B	363

		7,205

	Health Care Technology — 0.5%
6	athenahealth, Inc. (a)	729
17	Cerner Corp. (a)	1,079

		1,808

	Pharmaceuticals — 1.9%
49	AbbVie, Inc.	3,244
18	Johnson & Johnson	2,220
31	Merck & Co., Inc.	1,791

		7,255

	Total Health Care	29,143

	Industrials — 11.6%
	Aerospace & Defense — 2.9%
51	Boeing Co. (The)	6,868
14	Lockheed Martin Corp.	3,412
5	Raytheon Co.	684

		10,964

	Air Freight & Logistics — 0.4%
8	C.H. Robinson Worldwide, Inc.	571
10	United Parcel Service, Inc., Class B	1,092

		1,663

	Airlines — 0.1%
6	American Airlines Group, Inc.	208

	Electrical Equipment — 0.6%
15	Emerson Electric Co.	816
12	Rockwell Automation, Inc.	1,370

		2,186

	Industrial Conglomerates — 3.0%
25	3M Co.	4,512
228	General Electric Co.	7,104

		11,616

SHARES	SECURITY DESCRIPTION	VALUE($)
	Machinery — 1.7%
26	AGCO Corp.	1,242
12	Deere & Co.	901
57	Donaldson Co., Inc.	2,056
18	Flowserve Corp.	847
12	Illinois Tool Works, Inc.	1,438

		6,484

	Professional Services — 0.2%
15	Nielsen Holdings plc	824

	Road & Rail — 1.9%
219	Heartland Express, Inc.	4,060
57	Knight Transportation, Inc.	1,687
60	Werner Enterprises, Inc.	1,496

		7,243

	Trading Companies & Distributors — 0.8%
32	Fastenal Co.	1,378
7	W.W. Grainger, Inc.	1,576

		2,954

	Total Industrials	44,142

	Information Technology — 13.0%
	Communications Equipment — 1.9%
161	Cisco Systems, Inc.	4,917
98	Juniper Networks, Inc.	2,215

		7,132

	Electronic Equipment, Instruments & Components — 0.2%
11	Amphenol Corp., Class A	625

	Internet Software & Services — 0.1%
14	GrubHub, Inc. (a)	539

	IT Services — 1.2%
10	Automatic Data Processing, Inc.	845
14	International Business Machines Corp.	2,226
25	Paychex, Inc.	1,482

		4,553

	Semiconductors & Semiconductor Equipment — 7.0%
175	Intel Corp.	6,108
30	Linear Technology Corp.	1,783
15	Maxim Integrated Products, Inc.	595
98	Microchip Technology, Inc.	5,428
44	Micron Technology, Inc. (a)	602
26	NVIDIA Corp.	1,499

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
59	QUALCOMM, Inc.	3,667
186	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	5,164
35	Xilinx, Inc.	1,778

		26,624

	Software — 1.3%
79	Oracle Corp.	3,243
13	salesforce.com, Inc. (a)	1,096
8	SAP SE, (Germany), ADR	708

		5,047

	Technology Hardware, Storage & Peripherals — 1.3%
35	Apple, Inc.	3,616
33	NetApp, Inc.	864
22	Seagate Technology plc	695

		5,175

	Total Information Technology	49,695

	Materials — 4.2%
	Chemicals — 2.2%
7	Air Products & Chemicals, Inc.	1,046
17	Ecolab, Inc.	2,060
41	LyondellBasell Industries N.V., Class A	3,048
11	Praxair, Inc.	1,259
3	Sherwin-Williams Co. (The)	839

		8,252

	Containers & Packaging — 0.9%
10	AptarGroup, Inc.	790
10	Avery Dennison Corp.	802
23	International Paper Co.	1,054
15	Sonoco Products Co.	774

		3,420

	Metals & Mining — 1.0%
192	Alcoa, Inc.	2,037
20	Compass Minerals International, Inc.	1,406
23	Freeport-McMoRan, Inc.	295

		3,738

	Paper & Forest Products — 0.1%
15	Domtar Corp.	586

	Total Materials	15,996

SHARES	SECURITY DESCRIPTION	VALUE($)
	Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.8%
11	AT&T, Inc.	489
66	CenturyLink, Inc.	2,066
150	Verizon Communications, Inc.	8,298

	Total Telecommunication Services	10,853

	Utilities — 6.3%
	Electric Utilities — 3.1%
76	Duke Energy Corp.	6,462
27	FirstEnergy Corp.	936
79	Southern Co. (The)	4,248

		11,646

	Multi-Utilities — 3.2%
55	Ameren Corp.	2,889
10	Consolidated Edison, Inc.	801
78	Dominion Resources, Inc.	6,054
26	DTE Energy Co.	2,497

		12,241

	Total Utilities	23,887

	Total Securities Sold Short (Proceeds $313,758)	$325,480

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(75)	E-mini S&P 500	09/16/16	USD	$(8,131)	$(25)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of the security is segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,808
Aggregate gross unrealized depreciation	(2,353)

Net unrealized appreciation/depreciation	$81,455

Federal income tax cost of investments	$301,130

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.4%
	Consumer Discretionary — 16.1%
	Auto Components — 1.2%
88	Delphi Automotive plc, (United Kingdom)	5,975
202	Johnson Controls, Inc.	9,257

		15,232

	Automobiles — 1.1%
434	General Motors Co.	13,683

	Hotels, Restaurants & Leisure — 0.8%
69	Royal Caribbean Cruises Ltd.	5,006
64	Yum! Brands, Inc.	5,687

		10,693

	Internet & Catalog Retail — 2.5%
42	Amazon.com, Inc. (a)	31,918

	Media — 5.2%
130	CBS Corp. (Non-Voting), Class B	6,794
27	Charter Communications, Inc., Class A (a)	6,310
173	Comcast Corp., Class A	11,602
79	DISH Network Corp., Class A (a)	4,194
426	Time Warner, Inc.	32,638
146	Twenty-First Century Fox, Inc., Class A	3,876

		65,414

	Specialty Retail — 5.1%
9	AutoZone, Inc. (a)	7,221
195	Home Depot, Inc. (The)	26,989
374	Lowe’s Cos., Inc.	30,732

		64,942

	Textiles, Apparel & Luxury Goods — 0.2%
36	lululemon athletica, Inc., (Canada) (a)	2,769

	Total Consumer Discretionary	204,651

	Consumer Staples — 6.0%
	Beverages — 3.2%
79	Constellation Brands, Inc., Class A	13,023
149	Molson Coors Brewing Co., Class B	15,187
112	PepsiCo, Inc.	12,195

		40,405

	Food & Staples Retailing — 1.0%
77	Costco Wholesale Corp.	12,940

	Food Products — 0.8%
220	Mondelez International, Inc., Class A	9,689

	Household Products — 1.0%
154	Procter & Gamble Co. (The)	13,194

	Total Consumer Staples	76,228

SHARES	SECURITY DESCRIPTION	VALUE($)
	Energy — 7.1%
	Energy Equipment & Services — 0.4%
126	Halliburton Co.	5,510

	Oil, Gas & Consumable Fuels — 6.7%
329	Cabot Oil & Gas Corp.	8,116
145	Chevron Corp.	14,818
201	ConocoPhillips	8,213
117	Diamondback Energy, Inc. (a)	10,263
127	EOG Resources, Inc.	10,389
175	Occidental Petroleum Corp.	13,086
41	Phillips 66	3,086
102	Pioneer Natural Resources Co.	16,615

		84,586

	Total Energy	90,096

	Financials — 14.7%
	Banks — 6.1%
1,464	Bank of America Corp.	21,214
457	Citigroup, Inc.	20,040
65	First Republic Bank	4,659
107	KeyCorp	1,247
613	Wells Fargo & Co.	29,418

		76,578

	Capital Markets — 2.4%
33	BlackRock, Inc.	12,165
23	Goldman Sachs Group, Inc. (The)	3,621
527	Morgan Stanley	15,145

		30,931

	Consumer Finance — 1.0%
53	Capital One Financial Corp.	3,522
167	Discover Financial Services	9,475

		12,997

	Diversified Financial Services — 1.0%
47	Intercontinental Exchange, Inc.	12,381

	Insurance — 4.2%
154	American International Group, Inc.	8,373
190	Chubb Ltd., (Switzerland)	23,858
199	Marsh & McLennan Cos., Inc.	13,090
192	MetLife, Inc.	8,215

		53,536

	Total Financials	186,423

	Health Care — 14.2%
	Biotechnology — 4.1%
52	Alexion Pharmaceuticals, Inc. (a)	6,627
44	Biogen, Inc. (a)	12,690
169	Celgene Corp. (a)	18,978
99	Gilead Sciences, Inc.	7,866
55	Vertex Pharmaceuticals, Inc. (a)	5,381

		51,542

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — 0.4%
60	Danaher Corp.	4,854

	Health Care Providers & Services — 3.7%
46	Aetna, Inc.	5,284
47	Humana, Inc.	8,166
237	UnitedHealth Group, Inc.	33,914

		47,364

	Life Sciences Tools & Services — 0.3%
72	Agilent Technologies, Inc.	3,440

	Pharmaceuticals — 5.7%
75	Allergan plc (a)	18,863
396	Bristol-Myers Squibb Co.	29,627
105	Eli Lilly & Co.	8,670
416	Pfizer, Inc.	15,343

		72,503

	Total Health Care	179,703

	Industrials — 10.4%
	Aerospace & Defense — 3.2%
268	Honeywell International, Inc.	31,217
86	United Technologies Corp.	9,306

		40,523

	Airlines — 0.8%
174	Spirit Airlines, Inc. (a)	7,417
64	United Continental Holdings, Inc. (a)	3,021

		10,438

	Building Products — 2.9%
136	Allegion plc, (Ireland)	9,867
36	Lennox International, Inc.	5,582
580	Masco Corp.	21,152

		36,601

	Commercial Services & Supplies — 0.6%
98	Waste Connections, Inc., (Canada)	7,329

	Industrial Conglomerates — 1.6%
640	General Electric Co.	19,919

	Machinery — 1.1%
11	Snap-on, Inc.	1,682
104	Stanley Black & Decker, Inc.	12,644

		14,326

	Road & Rail — 0.2%
105	CSX Corp.	2,969

	Total Industrials	132,105

	Information Technology — 25.6%
	Internet Software & Services — 5.8%
30	Alphabet, Inc., Class A (a)	24,082
33	Alphabet, Inc., Class C (a)	25,559

SHARES	SECURITY DESCRIPTION	VALUE($)
	Internet Software & Services — continued
192	Facebook, Inc., Class A (a)	23,853

		73,494

	IT Services — 4.9%
114	Accenture plc, (Ireland), Class A	12,841
192	Fidelity National Information Services, Inc.	15,285
192	MasterCard, Inc., Class A	18,323
119	Visa, Inc., Class A	9,319
66	WEX, Inc. (a)	6,136

		61,904

	Semiconductors & Semiconductor Equipment — 6.3%
274	Broadcom Ltd., (Singapore)	44,424
230	Lam Research Corp.	20,674
78	NXP Semiconductors N.V., (Netherlands) (a)	6,534
111	Texas Instruments, Inc.	7,756

		79,388

	Software — 4.5%
166	Adobe Systems, Inc. (a)	16,268
731	Microsoft Corp.	41,428

		57,696

	Technology Hardware, Storage & Peripherals — 4.1%
503	Apple, Inc.	52,396

	Total Information Technology	324,878

	Materials — 3.0%
	Chemicals — 1.9%
221	Dow Chemical Co. (The)	11,880
98	Eastman Chemical Co.	6,406
50	PPG Industries, Inc.	5,235

		23,521

	Construction Materials — 1.1%
71	Martin Marietta Materials, Inc.	14,430

	Total Materials	37,951

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
134	Verizon Communications, Inc.	7,434

	Utilities — 1.7%
	Electric Utilities — 0.5%
53	NextEra Energy, Inc.	6,834

	Multi-Utilities — 1.2%
156	CMS Energy Corp.	7,030
302	NiSource, Inc.	7,739

		14,769

	Total Utilities	21,603

	Total Common Stocks (Cost $739,249)	1,261,072

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.2%
	Investment Company — 0.2%
2,254	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $2,254)	2,254

	Total Investments — 99.6% (Cost $741,503)	1,263,326
	Other Assets in Excess of Liabilities — 0.4%	4,495

	NET ASSETS — 100.0%	$1,267,821

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$523,808
Aggregate gross unrealized depreciation	(1,985)

Net unrealized appreciation/depreciation	$521,823

Federal income tax cost of investments	$741,503

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,263,326	$—	$—	$1,263,326

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2016.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.3% (t)
	Alaska — 1.1%
	Other Revenue — 1.1%
13,490	Borough of Matanuska-Susitna, Goose Creek Correctional Center Project, Rev., 5.250%, 09/01/29	16,917

	Arizona — 3.2%
	General Obligation — 0.1%
1,400	City of Goodyear, GO, AGM, 6.000%, 07/01/19	1,543

	Other Revenue — 0.2%
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,279
1,000	Series C, Rev., 5.000%, 07/01/24	1,184

		2,463

	Prerefunded — 0.2%
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/20 (p)	3,487

	Transportation — 2.6%
	Arizona State Transportation Board,
16,705	Series A, Rev., GAN, 5.250%, 07/01/25	19,436
17,135	Series A, Rev., GAN, 5.250%, 07/01/26	19,900

		39,336

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/22	1,657

	Total Arizona	48,486

	Arkansas — 0.1%
	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	1,977

	California — 18.1%
	Certificate of Participation/Lease — 0.0% (g)
80	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/31	96

	Education — 3.4%
7,500	California Educational Facilities Authority, Stanford University, Series U-3, Rev., 5.000%, 06/01/43	11,169
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,182

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Education — continued
	California State University, Systemwide,
3,000	Series A, Rev., 5.000%, 11/01/24	3,876
1,500	Series A, Rev., 5.000%, 11/01/28	1,941
2,625	Series A, Rev., 5.000%, 11/01/29	3,377
5,000	Series A, Rev., 5.000%, 11/01/30	6,400
4,875	Series A, Rev., 5.000%, 11/01/31	6,220
4,000	Series A, Rev., 5.000%, 11/01/32	5,079
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,913
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,311
5,000	University of California, Series AF, Rev., 5.000%, 05/15/27	6,189

		52,657

	General Obligation — 7.6%
1,490	Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/19	1,443
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	2,216
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,544
1,000	GO, 5.000%, 08/01/22	1,195
1,000	GO, 5.000%, 08/01/24	1,192
7,500	Los Angeles Community College District, Series A, GO, 4.000%, 08/01/32	8,593
145	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	162
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,042
9,000	Series C, GO, 5.000%, 07/01/26	11,434
5,000	Series D, GO, 5.250%, 07/01/24	5,656
	Murrieta Valley Unified School District,
550	GO, AGM, 5.000%, 09/01/22	672
725	GO, AGM, 5.000%, 09/01/23	902
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,979
1,000	Series F-1, GO, AGM, 5.250%, 07/01/28	1,355
1,000	State Center Community College District, GO, 5.000%, 08/01/24	1,227
	State of California, Various Purpose,
310	GO, 5.000%, 04/01/17	319
5,000	GO, 5.000%, 04/01/20	5,575
10,010	GO, 5.000%, 03/01/25	12,879

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
12,705	GO, 5.000%, 03/01/28	15,998
10,370	GO, 5.000%, 08/01/30	12,911
5,000	GO, 5.500%, 04/01/18	5,413
5,000	GO, 5.500%, 04/01/21	5,640
5,000	GO, 5.625%, 04/01/26	5,637
6,600	GO, 6.500%, 04/01/33	7,619

		116,603

	Hospital — 0.1%
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,003

	Other Revenue — 0.4%
4,950	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/34	6,058

	Prerefunded — 1.7%
3,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	3,931
8,700	California State Public Works Board, University of California, Series H, Rev., 5.000%, 09/01/23 (p)	11,039
105	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16 (p)	105
145	Los Altos School District, Unrefunded Balance, GO, AMBAC, 5.000%, 08/01/16 (p)	145
10,285	University of California, Series O, Rev., 5.750%, 05/15/19 (p)	11,751

		26,971

	Transportation — 0.5%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	420
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	3,040
	San Francisco Bay Area Rapid Transit District, Sales Tax,
3,005	Series A, Rev., 4.000%, 07/01/33	3,479
175	Series A, Rev., 5.000%, 07/01/24	225
395	Series A, Rev., 5.000%, 07/01/25	517
225	Series A, Rev., 5.000%, 07/01/26	293

		7,974

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Utility — 3.4%
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,228
	City of Los Angeles, Department of Water & Power, Power System,
2,500	Series A, Rev., 5.000%, 07/01/23	3,151
1,025	Series A, Rev., 5.000%, 07/01/30	1,242
25,385	Series B, Rev., 5.000%, 07/01/28	31,413
2,100	Series B, Rev., 5.000%, 07/01/31	2,604
1,925	Series B, Rev., 5.000%, 07/01/32	2,377
3,300	Series D, Rev., 5.000%, 07/01/32	4,123
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,843

		52,981

	Water & Sewer — 1.0%
450	City of Los Angeles, Wastewater System, Series B, Rev., 5.000%, 06/01/19	506
4,750	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	4,097
2,545	Metropolitan Water District Southern Water Works, Series A, Rev., 5.000%, 10/01/25	3,092
6,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	7,293

		14,988

	Total California	279,331

	Colorado — 2.1%
	General Obligation — 1.8%
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,895
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
6,950	GO, 5.250%, 12/15/23	8,838
2,345	GO, 5.250%, 12/15/25	3,091
10,000	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	12,302

		28,126

	Prerefunded — 0.3%
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,406
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/19 (p)	1,374

		3,780

	Total Colorado	31,906

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Connecticut — 0.8%
	General Obligation — 0.6%
200	City of Greenwich, GO, 5.000%, 06/01/20	216
8,200	State of Connecticut, Series E, GO, 5.000%, 08/15/30	9,856

		10,072

	Prerefunded — 0.1%
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/17 (p)	1,042

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	283
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,510

		1,793

	Total Connecticut	12,907

	Delaware — 0.2%
	Education — 0.1%
1,000	University of Delaware, Series B, Rev., 5.000%, 11/01/21	1,134

	General Obligation — 0.1%
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,189

	Total Delaware	2,323

	District of Columbia — 0.9%
	Other Revenue — 0.1%
2,000	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/20	2,356

	Water & Sewer — 0.8%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	6,117
5,000	Series C, Rev., 5.000%, 10/01/29	6,066

		12,183

	Total District of Columbia	14,539

	Florida — 3.5%
	General Obligation — 2.9%
	Florida State Board of Education, Public Education Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	5,943
32,375	Series D, GO, 5.000%, 06/01/25	38,370

		44,313

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — 0.6%
7,245	Palm Beach County, Public Improvement, Rev., 5.000%, 05/01/33	9,111

	Total Florida	53,424

	Georgia — 1.8%
	General Obligation — 0.1%
	State of Georgia,
300	Series B, GO, 5.000%, 07/01/20	350
1,000	Series B, GO, 5.750%, 08/01/17	1,053

		1,403

	Transportation — 0.4%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	7,035

	Utility — 0.4%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	5,838

	Water & Sewer — 0.9%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	7,727
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	5,863
125	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	148

		13,738

	Total Georgia	28,014

	Idaho — 0.6%
	Prerefunded — 0.6%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	8,991

	Illinois — 1.1%
	General Obligation — 0.3%
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	177
3,205	Kane, Cook & DuPage Counties, School District No. 46, Elgin, Series A, GO, 5.000%, 01/01/33	3,719
625	Village of Schaumburg, Series A, GO, 4.000%, 12/01/20	703

		4,599

	Prerefunded — 0.0% (g)
610	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Rev., AMBAC, 5.000%, 12/01/16 (p)	619

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — 0.2%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	160
200	Rev., 5.000%, 01/01/21	216
150	Rev., 5.000%, 01/01/22	164
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,046

		3,586

	Transportation — 0.3%
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,661
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	991

		4,652

	Water & Sewer — 0.3%
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC-CR, 5.250%, 01/01/30	1,186
	City of Chicago, Water Revenue, Second Lien Project,
1,000	Rev., 5.000%, 11/01/21	1,160
400	Rev., 5.000%, 11/01/22	470
1,000	Rev., 5.000%, 11/01/29	1,183

		3,999

	Total Illinois	17,455

	Indiana — 1.4%
	Education — 0.1%
1,030	South Bend Community School Corp., First Mortgage, Rev., AGM, 5.000%, 07/05/17	1,072

	Other Revenue — 1.0%
1,110	Fort Wayne Redevelopment Authority, Lease Rental, Harrison Square Project, Rev., 5.000%, 02/01/26	1,364
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	11,749
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	1,999

		15,112

	Utility — 0.3%
4,050	Indianapolis Local Public Improvement Bond Bank, Stormwater Project, Series D, Rev., 5.000%, 01/01/26	4,934

	Water & Sewer — 0.0% (g)
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	388
375	Series B, Rev., 5.000%, 01/01/23	445

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer –– continued

		833

	Total Indiana	21,951

	Iowa — 0.4%
	Other Revenue — 0.4%
5,440	Iowa Finance Authority, State Revolving Fund, Rev., 5.000%, 08/01/26	6,486

	Kentucky — 1.5%
	Education — 0.6%
1,190	Meade Country School District Finance Corp., School Building, Rev., 5.000%, 09/01/26	1,524
6,000	Oldham County, School District Finance Corp., School Building, Rev., 5.000%, 06/01/26	7,607

		9,131

	Prerefunded — 0.5%
7,145	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/18 (p)	7,843

		7,843

	Transportation — 0.4%
5,185	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/28	6,104

	Total Kentucky	23,078

	Louisiana — 0.8%
	Housing — 0.2%
3,270	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	3,156

	Other Revenue — 0.5%
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, Rev., 5.000%, 10/01/32	3,638
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	4,237

		7,875

	Utility — 0.1%
1,250	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,477

	Total Louisiana	12,508

	Maryland — 0.4%
	General Obligation — 0.4%
4,785	Harford County, Series B, GO, 5.000%, 07/01/23	6,011

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Massachusetts — 4.3%
	General Obligation — 2.8%
	Commonwealth of Massachusetts,
9,000	Series A, GO, 5.250%, 08/01/19	10,231
200	Series C, GO, AGM, 5.500%, 12/01/22	253
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
5,000	Series C, GO, 4.000%, 07/01/31	5,541
2,500	Series C, GO, 5.000%, 07/01/23	3,037
6,875	Series F, GO, 5.000%, 11/01/26	8,422
13,300	Series F, GO, 5.000%, 11/01/27	16,254

		43,738

	Other Revenue — 0.6%
7,420	Massachusetts School Building Authority, Dedicated Sales Tax, Series B, Rev., 5.000%, 08/15/30	9,031

	Transportation — 0.9%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	13,366

	Total Massachusetts	66,135

	Michigan — 1.3%
	Education — 0.3%
4,170	University of Michigan, Series A, Rev., 5.000%, 04/01/21	4,630

	General Obligation — 0.2%
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24	2,338

	Other Revenue — 0.1%
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,467

	Water & Sewer — 0.7%
10,000	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.500%, 01/01/22	11,385

	Total Michigan	19,820

	Minnesota — 1.4%
	General Obligation — 0.7%
775	Olmsted County, Crossover, Series A, GO, 5.000%, 02/01/21	917
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,658

		10,575

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — 0.7%
9,705	State of Minnesota, General Fund Refunding Appropriation, Series B, Rev., 5.000%, 03/01/25	11,670

	Total Minnesota	22,245

	Missouri — 0.8%
	Other Revenue — 0.5%
6,620	Kansas City Industrial Development Authority, Downtown Redevelopment District, Series A, Rev., 5.000%, 09/01/21	7,753

	Prerefunded — 0.0% (g)
20	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.000%, 01/01/20 (p)	23

	Transportation — 0.3%
4,060	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,541

	Water & Sewer — 0.0% (g)
	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water,
15	Series A, Rev., 5.000%, 01/01/19 (p)	17
365	Series B, Rev., 5.000%, 07/01/25	429

		446

	Total Missouri	12,763

	Nebraska — 0.4%
	Prerefunded — 0.0% (g)
155	Nebraska Public Power District, Series B, Rev., AGM, 5.000%, 07/01/17 (p)	161

	Utility — 0.4%
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	255
445	Series B, Rev., AGM, 5.000%, 01/01/18	463
5,000	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	5,475

		6,193

	Total Nebraska	6,354

	New Hampshire — 0.3%
	Other Revenue — 0.3%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,176
1,035	Series E, Rev., 5.000%, 01/15/24	1,184
1,195	Series E, Rev., 5.000%, 01/15/26	1,365
1,250	Series E, Rev., 5.000%, 01/15/27	1,423

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued

	Total New Hampshire	5,148

	New Jersey — 2.3%
	Education — 1.4%
	New Jersey Economic Development Authority, School Facilities Construction,
10,000	Series PP, Rev., 5.000%, 06/15/29	11,239
3,500	Series XX, Rev., 5.000%, 06/15/19	3,802
5,145	Series XX, Rev., 5.000%, 06/15/21	5,748

		20,789

	General Obligation — 0.2%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	993
	Township of Woodbridge,
1,100	GO, 5.000%, 07/15/22	1,272
1,200	GO, 5.000%, 07/15/23	1,386

		3,651

	Transportation — 0.6%
2,500	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	2,748
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,826

		8,574

	Water & Sewer — 0.1%
1,995	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 12/01/20	1,875

	Total New Jersey	34,889

	New Mexico — 0.9%
	Other Revenue — 0.8%
	New Mexico Finance Authority, Senior Lien Public Project,
1,625	Series B, Rev., 5.000%, 06/01/22	1,749
1,690	Series B, Rev., 5.000%, 06/01/23	1,818
1,820	Series B, Rev., 5.000%, 06/01/25	1,955
1,965	Series B, Rev., 5.000%, 06/01/27	2,107
4,200	Series C, Rev., 5.000%, 06/01/22	4,992

		12,621

	Transportation — 0.1%
1,385	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,622

	Total New Mexico	14,243

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	New York — 25.8%
	General Obligation — 1.2%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,621
	City of New York, Fiscal Year 2013,
6,085	Series D, GO, 5.000%, 08/01/28	7,381
4,050	Series F, Sub Series F-1, GO, 5.000%, 03/01/30	4,908

		17,910

	Hospital — 0.0% (g)
510	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 02/15/18	523

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
9,475	New York Liberty Development Corp., World Trade Centrer Projects, Class 1, Rev., 5.000%, 09/15/30	11,411

	Other Revenue — 10.4%
6,750	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-2, Rev., NATL-RE, 5.000%, 01/15/22	6,887
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/40	4,229
3,750	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	4,275
9,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series D, Sub Series D-1, Rev., 5.000%, 11/01/31	10,710
10,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Sub Series F-1, Rev., 5.000%, 02/01/31	12,072
7,875	New York Local Government Assistance Corp., Sub Lien, Series A-5, Rev., 5.500%, 04/01/19	8,914
8,500	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	9,533
	New York State Dormitory Authority, State Sales Tax,
5,000	Series A, Rev., 5.000%, 03/15/21	5,955
3,000	Series A, Rev., 5.000%, 03/15/28	3,773
5,000	Series A, Rev., 5.000%, 03/15/29	6,254
14,500	Series A, Rev., 5.000%, 03/15/31	17,909

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
7,985	Series A, Rev., 5.000%, 03/15/32	9,830
1,000	Series A, Rev., 5.000%, 03/15/33	1,228
4,225	Series A, Rev., 5.000%, 03/15/34	5,174
10,000	Series A, Rev., 5.000%, 03/15/44	12,065
	New York State Urban Development Corp., Service Contract,
15,000	Series B, Rev., 5.250%, 01/01/25	16,323
5,000	Series D, Rev., 5.500%, 01/01/19	5,582
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
4,500	Series A, Rev., 5.000%, 10/15/25	5,787
1,800	Series A, Rev., 5.000%, 10/15/28	2,280
7,500	Series A, Rev., 5.000%, 10/15/29	9,474
1,850	Series A, Rev., 5.000%, 10/15/31	2,319

		160,573

	Prerefunded — 0.4%
745	Metropolitan Transportation Authority, Series C, Rev., 6.500%, 11/15/18 (p)	844
350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series CC, Rev., 5.000%, 06/15/18 (p)	379
20	New York State Dormitory Authority, State Personal Income Tax, Education, Series C, Rev., 5.000%, 12/15/16 (p)	20
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/18 (p)	4,766
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/17 (p)	1,062

		7,071

	Special Tax — 3.6%
	New York State Dormitory Authority, State Personal Income Tax,
7,250	Series C, Rev., 5.000%, 03/15/31	8,903
12,500	Series C, Rev., 5.000%, 03/15/33	15,229
	New York State Dormitory Authority, State Personal Income Tax, Education,
10,000	Series A, Rev., 5.000%, 03/15/21	10,697
4,000	Series A, Rev., 5.000%, 03/15/23	4,442
3,500	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series C, Rev., 5.000%, 03/15/41	4,092
10,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/26	11,663

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Special Tax — continued

		55,026

	Transportation — 4.3%
	Metropolitan Transportation Authority,
1,500	Series A, Rev., 5.000%, 11/15/41	1,764
255	Series C, Rev., 6.500%, 11/15/28	289
5,000	Subseries C-1, Rev., 5.250%, 11/15/28	6,455
	New York Transportation Development Corp., Special Facilities, Laguardia Airport Terminal B Redevelopment Project
2,530	Series A, Rev., AMT, 4.000%, 07/01/31	2,736
3,500	Series A, Rev., AMT, 4.000%, 07/01/35	3,778
	Port Authority of New York & New Jersey, Consolidated,
2,965	Rev., 5.000%, 05/01/34	3,399
2,000	Rev., 5.000%, 05/01/35	2,288
6,500	Rev., 5.000%, 10/15/41	7,980
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,000	Series A, Rev., 5.000%, 01/01/26	30,089
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,451
1,250	Series B, Rev., 5.000%, 11/15/31	1,521

		65,750

	Utility — 2.7%
	Utility Debt Securitization Authority,
9,675	Rev., 5.000%, 12/15/35	12,127
5,250	Rev., 5.000%, 12/15/36	6,550
5,000	Rev., 5.000%, 12/15/37	6,228
4,000	Series TE, Rev., 5.000%, 12/15/28	4,969
5,000	Series TE, Rev., 5.000%, 12/15/29	6,187
4,250	Series TE, Rev., 5.000%, 12/15/41	5,179

		41,240

	Water & Sewer — 2.5%
380	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17 (p)	395
2,150	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series CC, Rev., 5.000%, 06/15/29	2,325
16,335	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	18,945

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
3,000	Series FF, Rev., 5.000%, 06/15/31	3,742
2,000	Series FF, Rev., 5.000%, 06/15/32	2,486
10,225	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Series C, Rev., 5.000%, 06/15/21	10,628

		38,521

	Total New York	398,025

	North Carolina — 0.6%
	Prerefunded — 0.4%
5,950	Wake County, Hammond Road Detention Center, Limited Obligation, Rev., 5.000%, 06/01/19 (p)	6,674

	Water & Sewer — 0.2%
	City of High Point, Combined Enterprise System,
1,000	Rev., AGM, 5.000%, 11/01/25	1,095
1,170	Rev., AGM, 5.000%, 11/01/26	1,281

		2,376

	Total North Carolina	9,050

	Ohio — 0.8%
	General Obligation — 0.4%
4,750	City of Columbus, Series 1, GO, 5.000%, 07/01/27	5,912

	Other Revenue — 0.2%
550	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/18 (p)	604
2,235	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/22	2,537

		3,141

	Prerefunded — 0.0% (g)
670	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17 (p)	708

	Water & Sewer — 0.2%
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
555	Rev., 5.000%, 11/15/25	706
1,500	Rev., 5.000%, 11/15/27	1,879

		2,585

	Total Ohio	12,346

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Oklahoma — 0.5%
	Transportation — 0.4%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,525
2,000	Series A, Rev., 5.000%, 01/01/24	2,350

		5,875

	Water & Sewer — 0.1%
1,380	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/27	1,713

	Total Oklahoma	7,588

	Oregon — 1.8%
	General Obligation — 0.0% (g)
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	128

	Other Revenue — 0.8%
	Oregon State Department of Administrative Services, Lottery,
1,500	Series A, Rev., 5.000%, 04/01/27	1,833
8,975	Series C, Rev., 5.000%, 04/01/25	11,286

		13,119

	Prerefunded — 0.8%
	Oregon State Department of Administrative Services,
6,965	Series A, COP, 5.000%, 05/01/19 (p)	7,777
3,425	Series A, COP, 5.000%, 05/01/19 (p)	3,832

		11,609

	Water & Sewer — 0.2%
2,180	City of Portland, Sewer System, Second Lien, Series B, Rev., 4.000%, 10/01/36	2,432

	Total Oregon	27,288

	Pennsylvania — 0.9%
	General Obligation — 0.5%
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	5,008
1,860	Red Lion Area School District, GO, AGM, 5.000%, 05/01/20	1,998

		7,006

	Hospital — 0.2%
3,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 1.231%, 12/01/24	2,922

	Prerefunded — 0.2%
	Pennsylvania State University,
3,225	Series A, Rev., 5.000%, 03/01/19 (p)	3,583

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued

		3,583

	Total Pennsylvania	13,511

	Rhode Island — 0.1%
	Education — 0.0% (g)
655	Rhode Island Health & Educational Building Corp., Brown University, Series A, Rev., 5.000%, 09/01/25	777

	General Obligation — 0.1%
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/24	1,256

	Total Rhode Island	2,033

	South Carolina — 0.8%
	Prerefunded — 0.2%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/19 (p)	2,454

	Utility — 0.5%
7,000	Piedmont Municipal Power Agency, Series A-3, Rev., AGC, 5.000%, 01/01/18	7,422

	Water & Sewer — 0.1%
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,803

	Total South Carolina	11,679

	Tennessee — 0.1%
	General Obligation — 0.1%
835	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 07/01/24	1,012

	Prerefunded — 0.0% (g)
195	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 07/01/22 (p)	240

	Total Tennessee	1,252

	Texas — 9.2%
	Education — 0.5%
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,394
2,500	Series A, Rev., 5.000%, 04/15/22	2,784
500	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/18	545
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,430
1,215	Series C, Rev., 5.000%, 03/01/22	1,298

		8,451

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation — 4.6%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,110
945	Series C, GO, 5.000%, 02/15/22	1,051
325	Series C, GO, 5.000%, 02/15/23	362
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	4,775
4,000	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/30	4,885
3,150	City of Lubbock, GO, 5.000%, 02/15/25	3,930
680	City of Pflugerville, Limited Tax, GO, 5.000%, 08/01/23	827
	City of San Antonio, General Improvement,
700	GO, 5.000%, 08/01/23	835
3,500	GO, 5.000%, 08/01/24	4,154
4,735	GO, 5.000%, 08/01/26	5,608
2,735	GO, 5.000%, 08/01/27	3,232
4,000	Counties of Dallas, Denton, Collin and Rockwall, City of Dallas, GO, 5.000%, 02/15/29	4,895
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/25	936
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/26	1,691
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/27	1,638
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/28	1,550
1,965	Dallas County Community College District, GO, 5.000%, 02/15/24	2,178
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	2,036
1,000	Hays County, GO, 5.000%, 02/15/23	1,140
	Hays County, Pass-Through Toll,
1,500	GO, 5.000%, 02/15/23	1,711
1,785	GO, 5.000%, 02/15/24	2,029
2,410	GO, 5.000%, 02/15/25	2,729
	San Jacinto Community College District,
390	GO, AMBAC, 5.000%, 02/15/20	399
5,000	GO, 5.000%, 02/15/34	5,514
2,600	GO, 5.000%, 02/15/40	2,998
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,718
4,340	Series A, GO, 5.000%, 08/01/21	4,718
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	1,952

		71,601

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.6%
3,000	Dallas Area Rapid Transit, Senior Lien, Rev., 5.250%, 12/01/18 (p)	3,322
5,000	Southwest Higher Education Authority, Inc., Southern Methodist University Project, Rev., 5.000%, 10/01/19 (p)	5,673

		8,995

	Transportation — 1.4%
3,000	City of Houston, Airport System, Sub Lien, Series B, Rev., 5.000%, 07/01/26	3,532
7,660	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.000%, 12/01/21	8,575
7,660	Grand Parkway Transportation Corp., Series B, Rev., 5.250%, 10/01/51	9,163

		21,270

	Utility — 0.3%
3,000	City of San Antonio, Electric and Gas System, Rev., 5.000%, 02/01/26	3,897

	Water & Sewer — 1.8%
5,550	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	8,519
1,250	City of San Antonio, Water System Junior Lien, Rev., 5.000%, 05/15/24	1,549
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	107
3,315	Rev., 5.000%, 12/15/23	3,862
	North Texas Municipal Water District,
2,695	Rev., 5.000%, 06/01/21	2,903
2,955	Rev., 5.000%, 06/01/23	3,183
3,405	Rev., 5.000%, 06/01/26	3,666
3,820	Texas Water Development Board, State Revolving Fund, Series A, Sub Series A-1, Rev., 5.000%, 07/15/20	4,304

		28,093

	Total Texas	142,307

	Utah — 0.6%
	Prerefunded — 0.6%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19 (p)	8,397
1,150	Utah State University of Agriculture & Applied Science, Rev., 5.000%, 06/01/19 (p)	1,290

	Total Utah	9,687

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Vermont — 0.5%
	Education — 0.5%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,443
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,473

	Total Vermont	6,916

	Virginia — 3.6%
	Education — 0.7%
10,050	Virginia College Building Authority, Public Higher Education Financing Program, Series B, Rev., 5.000%, 09/01/19	11,375

	General Obligation — 2.0%
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	237
17,575	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	19,736
9,000	Fairfax County, Public Improvement, Series A, GO, 4.000%, 10/01/28	10,839

		30,812

	Other Revenue — 0.1%
25	Virginia Public Building Authority, Public Facilities, Series B-1, Rev., 5.000%, 08/01/18 (p)	27
490	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Rev., 5.000%, 11/01/23	558

		585

	Prerefunded — 0.0% (g)
475	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Series A, Rev., 5.000%, 11/01/19 (p)	540

	Transportation — 0.8%
9,660	Commonwealth of Virginia, Transportation Board, Transportation Capital Projects, Rev., 5.000%, 05/15/27	12,533

	Total Virginia	55,845

	Washington — 3.3%
	General Obligation — 1.2%
1,100	Snohomish County, Edmonds School District No. 15, GO, 5.000%, 12/01/33	1,333
	State of Washington, Various Purpose,
2,000	Series D, GO, 5.000%, 02/01/24	2,463
7,000	Series R-2017B, GO, 5.000%, 08/01/31	8,874
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,392

		18,062

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 1.6%
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/19 (p)	11,287
12,400	Series R-2010A, GO, 5.000%, 01/01/19 (p)	13,707

		24,994

	Transportation — 0.4%
	Port of Seattle, Intermediate Lien,
3,750	Series B, Rev., 5.000%, 03/01/33	4,543
1,000	Series B, Rev., 5.000%, 03/01/34	1,207

		5,750

	Water & Sewer — 0.1%
1,325	City of Seattle, Drainage & Wastewater Improvement, Rev., 5.000%, 09/01/26	1,594

	Total Washington	50,400

	Total Municipal Bonds (Cost $1,387,829)	1,515,828

SHARES
Short-Term Investment — 10.4%
	Investment Company — 10.4%
160,252	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.230% (b) (l) † (Cost $160,252)	160,252

	Total Investments — 108.7% (Cost $1,548,081)	1,676,080
	Other Assets in Excess of Liabilities — (8.7)%	(134,361)

	NET ASSETS — 100.0%	$1,541,719

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/19	25,000	$(4,564)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/19	35,000	(3,651)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/24	18,000	(2,058)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/44	5,000	(1,827)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/18	25,000	(1,177)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/18	12,000	(568)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/19	13,000	(752)
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/20	25,000	(2,265)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/44	4,000	(1,449)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/44	4,000	(1,453)
Citibank, N.A.	2.275% at termination	CPI-U at termination	07/02/18	50,000	(3,137)
Citibank, N.A.	2.220% at termination	CPI-U at termination	07/06/18	50,000	(2,875)
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/19	9,000	(521)
Citibank, N.A.	2.420% at termination	CPI-U at termination	05/24/20	25,000	(2,512)
Citibank, N.A.	2.420% at termination	CPI-U at termination	06/30/20	50,000	(4,965)
Citibank, N.A.	2.410% at termination	CPI-U at termination	07/01/20	50,000	(4,902)
Citibank, N.A.	2.330% at termination	CPI-U at termination	07/06/20	50,000	(4,410)
Citibank, N.A.	2.480% at termination	CPI-U at termination	07/01/22	50,000	(6,563)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/24	10,000	(1,169)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/24	22,000	(2,701)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/24	15,000	(1,816)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/24	14,000	(659)
Credit Suisse International	2.250% at termination	CPI-U at termination	05/09/17	50,000	(2,752)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/18	65,000	(3,551)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/18	50,000	(3,429)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/19	55,000	(3,021)
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/20	100,000	(9,809)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/24	40,000	(4,690)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/24	54,000	(1,901)
Deutsche Bank AG, New York	2.708% at termination	CPI-U at termination	02/25/44	5,000	(1,832)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/44	13,000	(3,579)
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/45	5,000	(296)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/19	20,000	(1,180)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/19	12,000	(691)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/19	19,000	(1,103)
Morgan Stanley Capital Services	2.175% at termination	CPI-U at termination	10/01/18	20,000	(1,026)
Morgan Stanley Capital Services	2.323% at termination	CPI-U at termination	06/23/19	20,000	(1,248)
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/24	30,000	(3,689)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/24	34,000	(4,069)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/44	3,000	(1,058)
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/20	25,000	(2,514)
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/20	75,000	(7,478)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/24	7,000	(822)
Royal Bank of Scotland	3.556% at termination	CPI-U at termination	07/31/29	49,000	(24,883)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/44	9,000	(3,398)
Union Bank of Switzerland AG	2.170% at termination	CPI-U at termination	04/22/18	50,000	(2,691)

					$(146,704)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of July 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
†	—	Approximately $144,730,000 of this investment is restricted as collateral for swaps to various brokers.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,084
Aggregate gross unrealized depreciation	(85)

Net unrealized appreciation/depreciation	$127,999

Federal income tax cost of investments	$1,548,081

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$160,252	$1,515,828	$—	$1,676,080

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(146,704)	$—	$(146,704)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2016.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the derivative used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps — the Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.6% (t)
	California — 4.0%
	Education — 1.9%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	64
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	87
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	32

		183

	General Obligation — 2.1%
165	Tustin Unified School District, School Facilities Improvement District No. 2002-1, GO, 5.000%, 08/01/31	211

	Total California	394

	Connecticut — 4.7%
	General Obligation — 0.3%
30	City of Westbrook, GO, 3.000%, 08/01/16	30

	Water & Sewer — 4.4%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 6.000%, 08/15/20	121
150	Series A, Rev., 6.000%, 08/15/21	189
100	Series A, Rev., 6.000%, 08/15/22	130

		440

	Total Connecticut	470

	District of Columbia — 1.2%
	Water & Sewer — 1.2%
100	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien, Series C, Rev., 5.000%, 10/01/24	123

	Florida — 8.0%
	General Obligation — 3.0%
250	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.000%, 06/01/25	296

	Utility — 5.0%
300	Sarasota County, Florida Utility System, Series B, Rev., 5.000%, 10/01/25	391
100	JEA, St. Johns River Power Park System, Series 8, Rev., 4.000%, 10/01/17 (p)	104

		495

	Total Florida	791

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Georgia — 8.0%
	General Obligation — 4.0%
300	Dekalb County, Georgia Special Transportation, Parks and Greenspace and Libraries, GO, 5.000%, 12/01/26	394

	Water & Sewer — 4.0%
250	Dekalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	334
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	69

		403

	Total Georgia	797

	Illinois — 0.6%
	General Obligation — 0.6%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	64

	Indiana — 1.2%
	Education — 1.2%
100	Purdue University, Student Fee, Series U, Rev., 5.250%, 07/01/21	121

	Massachusetts — 5.7%
	General Obligation — 0.5%
45	Town of West Newbury, GO, 3.000%, 09/01/16	45

	Transportation — 5.2%
	Massachusetts Bay Transportation Authority,
150	Series A, Rev., 5.250%, 07/01/27	201
250	Series B, Rev., 5.250%, 07/01/23	316

		517

	Total Massachusetts	562

	Missouri — 1.9%
	General Obligation — 1.9%
175	Clay County, North Kansas City School District No. 74, Direct Deposit of State Aid Program, GO, 5.000%, 03/01/20	187

	Nevada — 2.5%
	Water & Sewer — 2.5%
200	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/31	253

	New Jersey — 2.0%
	General Obligation — 0.4%
40	Township of South Brunswick, Middlesex County, GO, 3.000%, 08/01/16	40

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 1.6%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.250%, 12/15/20	90
60	Series A, Rev., 5.500%, 12/15/21	69

		159

	Total New Jersey	199

	New Mexico — 10.2%
	Other Revenue — 4.4%
340	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.000%, 06/01/22	404
30	New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	31

		435

	Transportation — 5.8%
250	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	289
250	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	293

		582

	Total New Mexico	1,017

	New York — 11.8%
	Education — 0.6%
55	New York State Dormitory Authority, Series A, Rev., 5.000%, 07/01/17	57

	General Obligation — 1.2%
10	City of New York, Series E-1, GO, 6.250%, 10/15/28	11
20	County of Tompkins, Public Improvement, Series A, GO, 4.000%, 03/01/21	23
50	Eastport South Manor Central School District, GO, 4.000%, 08/01/17	52
30	Elmont Union Free School District, GO, AGM, 5.000%, 09/15/16	30

		116

	Other Revenue — 1.2%
110	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	122

	Prerefunded — 0.9%
85	City of New York, Series E-1, GO, 6.250%, 10/15/18 (p)	96

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Special Tax — 1.8%
150	New York State Dormitory Authority, State Personal Income Tax, Series C, Rev., 5.000%, 03/15/33	183

	Transportation — 6.1%
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
410	Series A, Rev., 5.000%, 01/01/26	493
100	Series D, Rev., 5.000%, 11/15/18	110

		603

	Total New York	1,177

	Ohio — 5.9%
	General Obligation — 5.9%
250	City of Columbus, Series 1, GO, 5.000%, 07/01/27	311
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	110
125	State of Ohio, Common Schools, Series A, GO, 5.000%, 09/15/26	165

	Total Ohio	586

	Oregon — 4.8%
	General Obligation — 2.8%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	283

	Prerefunded — 2.0%
175	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/19 (p)	195

	Total Oregon	478

	Pennsylvania — 0.2%
	General Obligation — 0.2%
15	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	18

	South Carolina — 3.6%
	General Obligation — 3.6%
300	State of South Carolina, Series C, GO, 5.000%, 03/01/22	354

	Tennessee — 0.5%
	Prerefunded — 0.5%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18 (p)	53

	Texas — 10.6%
	General Obligation — 2.9%
250	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	285

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 3.1%
70	City of Mesquite, Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/17 (p)	72
210	Harris County, Series C, Rev., 5.000%, 08/15/19 (p)	237

		309

	Utility — 4.3%
355	City of Houston, Combined Utility System, First Lien, Series D, Rev., 5.000%, 11/15/24	427

	Water & Sewer — 0.3%
30	North Texas Municipal Water District, Water System, Rev., 5.250%, 09/01/20	35

	Total Texas	1,056

	Utah — 2.6%
	Other Revenue — 2.6%
200	Utah Transit Authority Sales Tax, Subordinate Sales Tax, Series A, Rev., 5.000%, 06/15/29	254

	Virginia — 4.5%
	Education — 0.6%
50	Virginia College Building Authority, 21st Century College & Equipment Programs, Educational Facilities, Series E-2, Rev., 5.000%, 02/01/23	62

	General Obligation — 3.9%
300	County of Chesterfield, Public Improvement, GO, 5.000%, 01/01/24	381

	Total Virginia	443

	Washington — 2.1%
	General Obligation — 0.3%
25	Snohomish County, Everett School District No. 2, GO, NATL-RE, FGIC, 5.000%, 12/01/16	25

	Transportation — 1.8%
150	Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/25	181

	Total Washington	206

	Total Municipal Bonds (Cost $8,864)	9,603

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 13.5%
	Investment Company — 13.5%
1,341	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.230% (b) (l) † (Cost $1,341)	1,341

	Total Investments — 110.1% (Cost $10,205)	10,944
	Other Assets in Excess of Liabilities — (10.1)%	(1,003)

	NET ASSETS — 100.0%	$9,941

Percentages indicated are based on net assets.

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	1.700% at termination	CPI-U at termination	04/04/18	$500	$— (h)
BNP Paribas	1.695% at termination	CPI-U at termination	06/03/19	1,250	(2)
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	6,000	(846)
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/25	1,000	(182)

					$(1,030)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of July 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
†	—	Approximately $1,320,000 of this investment is restricted as collateral for swaps to various brokers.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$739
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$739

Federal income tax cost of investments	$10,205

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,341	$9,603	$—	$10,944

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(1,030)	$—	$(1,030)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2016.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the derivative used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 27, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 27, 2016